    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2010

                                                  FILE NOS. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 31                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 256                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2010 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2010, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra" in our marketing materials. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares (formerly, AIM V.I. Core
  Equity Fund -- Series I shares)
Invesco V.I. International Growth Fund -- Series II shares (formerly, AIM V.I.
  International Growth Fund -- Series II shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B


AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

EVERGREEN VARIABLE ANNUITY TRUST:
Evergreen VA Omega Fund -- Class 2

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
International Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares


GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Columbia Mid Cap Value Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares
  (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares
  (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
Equity and Income Portfolio -- Class II Shares

VAN KAMPEN LIFE INVESTMENT TRUST:
Comstock Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

JANUS ASPEN SERIES:

Enterprise Portfolio -- Service Shares

Global Technology Portfolio -- Service Shares

Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares


PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PREMIUM PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:

Overseas Portfolio -- Service Shares


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Capital and Income Portfolio -- Class
  II)


VAN KAMPEN LIFE INVESTMENT TRUST:
Capital Growth Portfolio -- Class II Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares (formerly, AIM V.I. Basic
  Value Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Aggressive Growth Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  (formerly, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Service Shares)


RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.....................................................................  8

FEE TABLES...................................................................... 10
   Example...................................................................... 15

SYNOPSIS........................................................................ 16

CONDENSED FINANCIAL INFORMATION................................................. 20

THE COMPANY..................................................................... 20

FINANCIAL CONDITION OF THE COMPANY.............................................. 20

THE SEPARATE ACCOUNT............................................................ 21
   The Portfolios............................................................... 22
   Subaccounts.................................................................. 23
   Voting Rights................................................................ 33
   Asset Allocation Program..................................................... 34

THE GUARANTEE ACCOUNT........................................................... 44

CHARGES AND OTHER DEDUCTIONS.................................................... 45
   Transaction Expenses......................................................... 45
       Surrender Charge......................................................... 45
       Exceptions to the Surrender Charge....................................... 46
   Deductions from the Separate Account......................................... 47
   Charges for the Living Benefit Rider Options................................. 47
   Charges for the Death Benefit Rider Options.................................. 49
   Other Charges................................................................ 51

THE CONTRACT.................................................................... 51
   Purchase of the Contract..................................................... 51
   Ownership.................................................................... 52
   Assignment................................................................... 53
   Premium Payments............................................................. 53
   Valuation Day and Valuation Period........................................... 53
   Allocation of Premium Payments............................................... 53
   Bonus Credits................................................................ 54
   Valuation of Accumulation Units.............................................. 54

TRANSFERS....................................................................... 55
   Transfers Before the Maturity Date........................................... 55
   Transfers from the Guarantee Account to the Subaccounts...................... 55
   Transfers from the Subaccounts to the Guarantee Account...................... 55
   Transfers Among the Subaccounts.............................................. 56
   Telephone/Internet Transactions.............................................. 56
   Confirmation of Transactions................................................. 57
   Special Note on Reliability.................................................. 57
   Transfers by Third Parties................................................... 57
   Special Note on Frequent Transfers........................................... 58
   Dollar Cost Averaging Program................................................ 59
   Defined Dollar Cost Averaging Program........................................ 60
   Portfolio Rebalancing Program................................................ 61
   Guarantee Account Interest Sweep Program..................................... 61

SURRENDERS AND PARTIAL SURRENDERS...................................................................................  61
   Surrenders and Partial Surrenders................................................................................  61
   Restrictions on Distributions From Certain Contracts.............................................................  62
   Systematic Withdrawal Program....................................................................................  63
   Guaranteed Minimum Withdrawal Benefit for Life Riders............................................................  64
       Lifetime Income Plus Solution................................................................................  64
       Lifetime Income Plus 2008....................................................................................  76
       Lifetime Income Plus 2007....................................................................................  88
       Lifetime Income Plus.........................................................................................  96
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007................................... 104

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE OF STATE
  INSURANCE DEPARTMENT APPROVAL).................................................................................... 105
   Distribution Provisions Upon Death of Owner or Joint Owner....................................................... 105
   Death Benefit at Death of Any Annuitant Before the Maturity Date................................................. 105
   Basic Death Benefit.............................................................................................. 105
   Annual Step-Up Death Benefit Rider Option........................................................................ 106
   5% Rollup Death Benefit Rider Option............................................................................. 106
   Earnings Protector Death Benefit Rider Option.................................................................... 107
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.................... 108
   Termination of Death Benefit Rider Options When Contract Assigned or Sold........................................ 108
   How to Claim Proceeds and/or Death Benefit Payments.............................................................. 108
   Distribution Rules............................................................................................... 111

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE OF STATE INSURANCE
  DEPARTMENT APPROVAL).............................................................................................. 111
   Death Benefit at Death of Any Annuitant Before the Maturity Date................................................. 111
   Basic Death Benefit.............................................................................................. 112
   Optional Guaranteed Minimum Death Benefit........................................................................ 113
   Optional Enhanced Death Benefit.................................................................................. 113
   When We Calculate the Death Benefit.............................................................................. 114
   Death of an Owner or Joint Owner Before the Maturity Date........................................................ 115
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date....................................... 117

INCOME PAYMENTS..................................................................................................... 117
   Optional Payment Plans........................................................................................... 119
   Variable Income Payments......................................................................................... 120
   Transfers After the Maturity Date................................................................................ 120
   Guaranteed Income Advantage...................................................................................... 120
   Payment Optimizer Plus........................................................................................... 127

TAX MATTERS......................................................................................................... 136
   Introduction..................................................................................................... 136
   Taxation of Non-Qualified Contracts.............................................................................. 136
   Section 1035 Exchanges........................................................................................... 138
   Qualified Retirement Plans....................................................................................... 139
   Federal Income Tax Withholding................................................................................... 143
   State Income Tax Withholding..................................................................................... 143
   Tax Status of the Company........................................................................................ 143
   Federal Estate Taxes............................................................................................. 143
   Generation-Skipping Transfer Tax................................................................................. 143
   Annuity Purchases by Residents of Puerto Rico.................................................................... 143
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................................................. 143
   Foreign Tax Credits.............................................................................................. 144
   Changes in the Law............................................................................................... 144

REQUESTING PAYMENTS......................................... 144

SALES OF THE CONTRACTS...................................... 144

ADDITIONAL INFORMATION...................................... 146
   Owner Questions.......................................... 146
   Return Privilege......................................... 146
   State Regulation......................................... 146
   Evidence of Death, Age, Gender, Marital Status or
     Survival............................................... 146
   Records and Reports...................................... 146
   Other Information........................................ 146
   Exemption to File Periodic Reports....................... 147
   Legal Proceedings........................................ 147

APPENDIX A.................................................. A-1
   Examples -- Death Benefit Calculations................... A-1

APPENDIX B.................................................. B-1
   Condensed Financial Information.......................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

JOINT ANNUITANT -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, the additional life on which monthly income is based. For Payment Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years  Surrender Charge as a
 payments surrendered)                             Since We Received the      Percentage of the
                                                   Premium Payment            Premium Payment
                                                                              Surrendered/1/
                                                   -------------------------------------------------
                                                              0                        8%
                                                              1                        8%
                                                              2                        7%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                              6                        3%
                                                              7                        2%
                                                          8 or more                    0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2 /
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                             $25.00/1/
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.25%
--------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                         1.55%
--------------------------------------------------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN
 THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/2,7/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/8/          Maximum Charge/3,8/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT RIDER OPTIONS/9/ (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE
 CHARGE IS TAKEN)/10/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/3/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------

 /1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

 /2/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

 /3/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

 /4/ Lifetime Income Plus is not available for contracts issued on or after May
     1, 2008.

 /5/ Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

 /6/ Payment Optimizer Plus is not available for contracts issued after October
     17, 2008.

 /7/ You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus
     Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

 /8/ The current and maximum charges reflected in the fee table for Lifetime
     Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              0.85% of benefit base
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.15% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              0.85% of benefit base PLUS
                                                                                                  0.40% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              2.00% of benefit base
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              2.00% of benefit base PLUS
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------

 /9/ The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
     Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

  You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/10/ All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003, or prior to the date on which state insurance authorities approve the applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                           1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                               0.25%
--------------------------------------------------------------------------------------
OPTIONAL BENEFITS/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                             0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                       0.35%/4/
--------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM  MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.44%    2.47%
---------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 2.47%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,427      $2,762      $4,035       $7,444


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $621       $2,045      $3,490       $7,305


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $707       $2,138      $3,614       $7,444


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,218      $2,129      $2,956       $5,046

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $424       $1,425      $2,431       $4,970


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $498       $1,499      $2,506       $5,046


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of that rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. If only a portion of the contract is being annuitized pursuant to Guaranteed Income Advantage, monthly income payments will be taxed as partial withdrawals, rather than income payments. See "The Contract," the "Income Payments --Guaranteed Income Advantage," and the "Income Payments --Payment Optimizer Plus" provisions of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum

Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage is elected at the time of application) if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments --Payment Optimizer Plus" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.


In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value,

       MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Payment Optimizer Plus, are no longer offered for sale.


Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.


Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Premium Payments," the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. In addition, you currently may change your future premium payment allocation without penalty or charges. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus," provisions of this prospectus.





                         SUBACCOUNT                                   INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
INSURANCE FUNDS          FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE        AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)         FUND -- SERIES I SHARES)
                         ----------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                         SERIES I SHARES (FORMERLY, AIM V.I.
                         CORE EQUITY FUND -- SERIES I
                         SHARES)
                         ----------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                         FUND -- SERIES II SHARES (FORMERLY,
                         AIM V.I. INTERNATIONAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
SERIES FUND, INC.        CLASS B                              determination of reasonable risk.
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN THEMATIC           Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN                    Long-term growth of capital.
                         GROWTH AND INCOME PORTFOLIO --
                         CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --      The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                             return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND      Seeks capital appreciation, and
SERIES FUNDS, INC.       -- CLASS III SHARES                  secondarily, income.

                         ----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.     Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         ----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES        Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         ----------------------------------------------------------------------------


                                        ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-----------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.



-----------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-----------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
-----------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
-----------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
-----------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE    VARIABLE SERIES -- CLASS A         capital.
TRUST I
                      -----------------------------------------------------------------------------
                      COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                      OPPORTUNITIES FUND, VARIABLE       capital.
                      SERIES -- CLASS B
                      -----------------------------------------------------------------------------
EATON VANCE           VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                           income.
                      -----------------------------------------------------------------------------
                      VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                      FUND                               investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                      -----------------------------------------------------------------------------
EVERGREEN VARIABLE    EVERGREEN VA OMEGA FUND --         Seeks long-term capital growth.
ANNUITY TRUST         CLASS 2
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations commonly referred to as
                                                         "junk bonds."
                      -----------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      -----------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
                                          Company, LLC
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    INTERNATIONAL EQUITY FUND --       Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES




                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------



GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH  The fund's investment objective is  Genworth Financial Wealth
INSURANCE TRUST/3/  FUND -- SERVICE SHARES   long-term capital growth.           Management, Inc. (subadvised by
                                                                                 Calamos Advisors LLC)
                    ---------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                     /3 /Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
                      GENWORTH COLUMBIA MID CAP          The fund's investment objective is
                      VALUE FUND -- SERVICE SHARES       long-term capital appreciation.


                      ------------------------------------------------------------------------------
                      GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                      FUND -- SERVICE SHARES             long-term growth of capital.

                      ------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is to
                      VALUE FUND -- SERVICE SHARES       seek total return.

                      ------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is to
                      INDEX FUND -- SERVICE SHARES       outperform the Morgan Stanley Capital
                                                         International Europe, Australasia and
                                                         Far East Index ("MSCI EAFE Index")
                                                         while maintaining a market level of
                                                         risk.
                      ------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                      ENHANCED CORE BOND INDEX           seek to outperform the total return
                      FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                      GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                      ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                         commensurate with the Bond Index.
                      ------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                      FUND -- SERVICE SHARES (FORMERLY,
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                      FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                         the S&P 500 Index.

                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                      SHARES                             consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                      SERVICE CLASS SHARES               seek total return.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- SERVICE SHARES                  which includes current income and
                                                         capital appreciation in the values of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                      SHARES                             established companies.
                      ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Columbia Management Advisors,
         LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
         Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
         Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
                                           ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the values of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation
                       CAP FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
THE UNIVERSAL          EQUITY AND INCOME PORTFOLIO --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   CLASS II SHARES                    current income.
INC.
                       ------------------------------------------------------------------------------
VAN KAMPEN LIFE        COMSTOCK PORTFOLIO -- CLASS II     Seeks capital growth and income
INVESTMENT TRUST       SHARES                             through investments in equity securities,
                                                          including common stocks, preferred
                                                          stocks and securities convertible into
                                                          common and preferred stocks.
                       ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,            Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks both capital appreciation and        Morgan Stanley Investment
current income.                            Management Inc.

------------------------------------------------------------------------------
Seeks capital growth and income            Van Kampen Asset Management
through investments in equity securities,
including common stocks, preferred
stocks and securities convertible into
common and preferred stocks.
------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE    Seeks capital growth, with current       The Dreyfus Corporation
                    GROWTH FUND, INC. --                income as a secondary goal.
                    INITIAL SHARES
                    -----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.       Janus Capital Management LLC
                    SHARES
                    -----------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --      Seeks long-term growth of capital.       Janus Capital Management LLC
                    SERVICE SHARES
                    -----------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES   Seeks long-term growth of capital.       Janus Capital Management LLC
                    -----------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO --              Seeks long-term growth of capital in a   Janus Capital Management LLC
                    SERVICE SHARES                      manner consistent with preservation of
                                                        capital.
                    -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.        Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE    consistent with preservation of capital  Company LLC
                    CLASS SHARES                        and prudent investment management.
                    -----------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:



                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                   reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.









                      --------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE       Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      --------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --    The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES              seek capital appreciation.
                      --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds and short-term instruments.       Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO --  income. Long-term capital
                       CLASS II (FORMERLY, LEGG MASON      appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND       objective. This objective may be
                       INCOME PORTFOLIO -- CLASS II)       changed without shareholder approval.
                       ------------------------------------------------------------------------------
VAN KAMPEN LIFE        CAPITAL GROWTH PORTFOLIO --         Seeks capital appreciation.
INVESTMENT TRUST       CLASS II SHARES
                       ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------
Seeks capital appreciation.               Van Kampen Asset Management

----------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:



                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.
INSURANCE FUNDS         SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                       -----------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                       SHARES/1/                           future income.
                       -----------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                       CLASS 1 SHARES                      future income rather than current
                                                           income.
                       -----------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           S&P's 500 Composite Stock Index.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                        CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -----------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,     This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE     shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                        CLASS I)
                       -----------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES               seek capital appreciation.
                       -----------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                              ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER SMALL- & MID-CAP   Seeks capital appreciation by investing    OppenheimerFunds, Inc.
ACCOUNT FUNDS         GROWTH FUND/VA -- SERVICE      in "growth type" companies.
                      SHARES (FORMERLY, OPPENHEIMER
                      MIDCAP FUND/VA -- SERVICE
                      SHARES)
                      -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ -- 100(R) FUND/1/       Seeks to provide investment results        Rydex Investments
                                                     that correspond to a benchmark for
                                                     over-the-counter securities. The
                                                     portfolio's current benchmark is the
                                                     NASDAQ 100 Index(TM).
                      -----------------------------------------------------------------------------------------------------




                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES/1/   income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.
Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;
   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.


INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received).

Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.


PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investment Funds, Inc.:
       Total Return Fund -- Class 1 Shares

       Total Return Fund -- Class 3 Shares
   Genworth Variable Insurance Trust:
       Genworth Calamos Growth Fund -- Service Shares
       Genworth Columbia Mid Cap Value Fund -- Service Shares
       Genworth Davis NY Venture Fund -- Service Shares
       Genworth Eaton Vance Large Cap Value Fund -- Service Shares
       Genworth Enhanced International Index Fund -- Service Shares
       Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
       Genworth PIMCO StocksPLUS Fund -- Service Shares

   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the

Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.



In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.


After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.


GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.

Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.


As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios that have sub-advisers -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of these GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.


BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation,

GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

If you purchase Payment Optimizer Plus, or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders

(except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 16, 2010, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                           EFFECTIVE APRIL 30, 2010



                                                              PORTFOLIOS                                    MODEL A MODEL B
----------------------------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
                             Service Shares                                                                    1%      2%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                     4%      8%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 4%      8%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth Columbia Mid Cap Value Fund -- Service Shares               1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      1%
                             -----------------------------------------------------------------------------------------------
                             Invesco V.I. International Growth Fund -- Series II shares                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth Enhanced International Index Fund -- Service Shares         1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      1%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      0%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
                             Service Shares                                                                   20%     15%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  20%     15%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  31%     21%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                         5%      5%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      2%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          2%      2%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------


                                 PORTFOLIOS                                    MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       3%      4%      4%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
Service Shares                                                                    3%      4%      5%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     3%      4%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            4%      5%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          3%      5%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                    12%     15%     24%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                12%     15%     24%
------------------------------------------------------------------------------------------------------
Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           3%      4%      4%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Columbia Mid Cap Value Fund -- Service Shares               3%      4%      4%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       1%      2%      2%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      4%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      2%      2%
------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                        2%      3%      3%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Enhanced International Index Fund -- Service Shares         3%      5%      5%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        2%      2%      2%
------------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                  1%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%      1%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
Service Shares                                                                   10%      3%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  11%      4%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         5%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      3%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      3%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 16, 2010



                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                               SPECIALTY ASSET CLASS (0% TO   FIXED INCOME ASSET CLASS (20%
CORE ASSET CLASS (20% TO 80%)              20%)                          TO 60%)
--------------------------------------------------------------------------------------------
AllianceBernstein Balanced     AllianceBernstein Global       Fidelity VIP Investment Grade
 Wealth Strategy Portfolio --   Thematic Growth Portfolio --   Bond Portfolio -- Service
 Class B                        Class B                        Class 2
AllianceBernstein Growth and   AllianceBernstein              Genworth Goldman Sachs
 Income Portfolio -- Class B    International Value            Enhanced Core Bond Index
BlackRock Basic Value V.I.      Portfolio -- Class B           Fund -- Service Shares
 Fund -- Class III Shares      AllanceBernstein Small Cap     PIMCO VIT Long-Term U.S.
BlackRock Global Allocation     Growth Portfolio -- Class B    Government Portfolio --
 V.I. Fund -- Class III Shares American Century VP Inflation   Administrative Class Shares
Columbia Marsico Growth Fund,   Protection Fund -- Class II   PIMCO VIT Low Duration
 Variable Series -- Class A    BlackRock Value Opportunities   Portfolio -- Administrative
Fidelity VIP Balanced           V.I. Fund -- Class III Shares  Class Shares
 Portfolio -- Service Class 2  Columbia Marsico               PIMCO VIT Total Return
Fidelity VIP Contrafund(R)      International Opportunities    Portfolio -- Administrative
 Portfolio -- Service Class 2   Fund, Variable Series --       Class Shares
Fidelity VIP Equity-Income      Class B
 Portfolio -- Service Class 2  Eaton Vance VT Floating-Rate
Fidelity VIP Growth & Income    Income Fund
 Portfolio -- Service Class 2  Evergreen VA Omega Fund --
Franklin Templeton VIP Mutual   Class 2
 Shares Securities Fund --     Federated High Income Bond
 Class 2 Shares                 Fund II -- Service Shares
Franklin Templeton VIP         Federated Kaufmann Fund II --
 Templeton Growth Securities    Service Shares
 Fund -- Class 2 Shares        Fidelity VIP Dynamic Capital
GE Investments Funds Core       Appreciation Portfolio --
 Value Equity Fund -- Class 1   Service Class 2
 Shares                        Fidelity VIP Growth Portfolio
GE Investments Funds Total      -- Service Class 2
 Return Fund -- Class 3 Shares Fidelity VIP Mid Cap
GE Investments Funds U.S.       Portfolio -- Service Class 2
 Equity Fund -- Class 1 Shares Fidelity VIP Value Strategies
Genworth Davis NY Venture       Portfolio -- Service Class 2
 Fund -- Service Shares        GE Investments Funds Real
Genworth Eaton Vance Large      Estate Securities Fund --
 Cap Value Fund -- Service      Class 1 Shares
 Shares                        GE Investments Funds
Genworth PIMCO StocksPLUS       Small-Cap Equity Fund --
 Fund -- Service Shares         Class 1 Shares
Invesco V.I. Core Equity Fund  Genworth Calamos Growth Fund
 -- Series I shares             -- Service Shares
Invesco V.I. International     Genworth Columbia Mid Cap
 Growth Fund -- Series II       Value Fund -- Service Shares
 shares                        Genworth Enhanced
Janus Aspen Balanced            International Index Fund --
 Portfolio -- Service Shares    Service Shares
MFS(R) Total Return Series --  Genworth Legg Mason
 Service Class Shares           ClearBridge Aggressive
Oppenheimer Balanced Fund/VA    Growth Fund
 -- Service Shares             Invesco V.I. Capital
Oppenheimer Capital             Appreciation Fund -- Series
 Appreciation Fund/VA --        I shares
 Service Shares                Janus Aspen Forty Portfolio
Oppenheimer Global Securities   -- Service Shares
 Fund/VA -- Service Shares     MFS(R) Utilities Series --
Oppenheimer Main Street         Service Class Shares
 Fund/VA -- Service Shares     Oppenheimer Main Street Small
Universal Institutional Funds   Cap Fund/VA -- Service Shares
 Equity and Income Portfolio   PIMCO VIT All Asset Portfolio
 -- Class II Shares             -- Advisor Class Shares
Van Kampen LIT Comstock        PIMCO VIT High Yield
 Portfolio -- Class II Shares   Portfolio -- Administrative
                                Class Shares
                               Prudential Jennison Portfolio
                                -- Class II Shares
                               Prudential Jennison 20/20
                                Focus Portfolio -- Class II
                                Shares
                               Prudential Natural Resources
                                Portfolio -- Class II Shares


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;


  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;


  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time). The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available.

All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states and markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base PLUS 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

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Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Charge for Lifetime Income Plus

We charge you for expenses related to Lifetime Income Plus, if you elect this rider at the time of application. This Charge is deducted daily from the Separate Account currently at an annual rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the

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Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit
Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISION APPLIES:

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

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At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

THE FOLLOWING PROVISIONS APPLY TO ALL CONTRACTS:

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application

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cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the

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time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, partial surrenders and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the partial surrender and/or transfer was made. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any

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one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected the Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus," provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive.

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

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The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

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TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

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   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

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We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

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Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and

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in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:


   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

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PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

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We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and take a partial surrender, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


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Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

If you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount

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of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDERS

We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.


Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time

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you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;





       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;


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       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

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On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

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If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Maximum Anniversary Value and Roll-Up Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.20% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.95% of benefit base PLUS
                                            0.50% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit
 -- Annuitant Age 71-85
-------------------------------------------------------------------------
       Single or Joint Annuitant Contract   0.85% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
-------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed

2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,873      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,873              0         98,747       100,000     105,000     117,978       117,978      105,000
    57             98,747              0         95,618       100,000     105,000     125,057       125,057      105,000
    58             95,618              0         92,483       100,000     105,000     132,560       132,560      105,000
    59             92,483              0         89,337       100,000     105,000     140,514       140,514      105,000
    60             89,337              0         86,176       100,000     105,000     148,945       148,945      105,000
    61             86,176              0         82,995       100,000     105,000     157,881       157,881      105,000
    62             82,995              0         79,791       100,000     105,000     167,354       167,354      105,000
    63             79,791              0         76,559       100,000     105,000     177,395       177,395      105,000
    64             76,559              0         73,293       100,000     105,000     188,039       188,039      105,000
    65             73,293         11,000         58,986       200,000     105,000     199,321       200,000       88,497
    66             58,986         11,000         44,921       200,000     105,000     199,321       200,000       71,089
    67             44,921         11,000         31,137       200,000     105,000     199,321       200,000       52,531
    68             31,137         11,000         17,628       200,000     105,000     199,321       200,000       32,346
    69             17,628         11,000          4,390       200,000     105,000     199,321       200,000        9,227
    70              4,390         11,000              0       200,000     105,000     199,321       200,000            0
    71                  0         11,000              0       200,000     105,000     199,321       200,000            0
    72                  0         11,000              0       200,000     105,000     199,321       200,000            0
    73                  0         11,000              0       200,000     105,000     199,321       200,000            0
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,665      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,665              0         98,334       100,000     105,000     117,978       117,978      105,000
    57             98,334              0         95,005       100,000     105,000     125,057       125,057      105,000
    58             95,005              0         91,674       100,000     105,000     132,560       132,560      105,000
    59             91,674              0         88,335       100,000     105,000     140,514       140,514      105,000
    60             88,335              0         84,986       100,000     105,000     148,945       148,945      105,000
    61             84,986              0         81,621       100,000     105,000     157,881       157,881      105,000
    62             81,621              0         78,236       100,000     105,000     167,354       167,354      105,000
    63             78,236              0         74,826       100,000     105,000     177,395       177,395      105,000
    64             74,826              0         71,386       100,000     105,000     188,039       188,039      105,000
    65             71,386         11,000         56,909       200,000     105,000     199,321       200,000       94,000
    66             56,909         11,000         42,699       200,000     105,000     199,321       200,000       83,000
    67             42,699         11,000         28,795       200,000     105,000     199,321       200,000       72,000
    68             28,795         11,000         15,190       200,000     105,000     199,321       200,000       61,000
    69             15,190         11,000          1,880       200,000     105,000     199,321       200,000       50,000
    70              1,880         11,000              0       200,000     105,000     199,321       200,000       39,000
    71                  0         11,000              0       200,000     105,000     199,321       200,000       28,000
    72                  0         11,000              0       200,000     105,000     199,321       200,000       17,000
    73                  0         11,000              0       200,000     105,000     199,321       200,000        6,000
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    52           $105,000        $     0       $112,335      $100,000    $105,000    $111,300      $111,300     $112,335
    53            112,335              0        120,183       100,000     112,335     119,075       119,075      120,183
    54            120,183              0        128,579       100,000     120,183     127,394       127,394      128,579
    55            128,579              0        137,561       100,000     128,579     136,293       136,293      137,561
    56            137,561              0        147,171       100,000     137,561     145,815       145,815      147,171
    57            147,171              0        157,452       100,000     147,171     156,001       156,001      157,452
    58            157,452              0        168,452       100,000     157,452     166,899       166,899      168,452
    59            168,452              0        180,219       100,000     168,452     178,559       178,559      180,219
    60            180,219              0        192,809       100,000     180,219     191,033       191,033      192,809
    61            192,809              0        206,279       100,000     192,809     204,378       204,378      206,279
    62            206,279              0        220,689       100,000     206,279     218,656       218,656      220,689
    63            220,689              0        236,107       100,000     220,689     233,931       233,931      236,107
    64            236,107              0        252,601       100,000     236,107     250,273       250,273      252,601
    65            252,601         14,727        255,521       200,000     252,601     267,757       267,757      255,521
    66            255,521         14,727        258,617       200,000     255,521     267,757       267,757      258,617
    67            258,617         14,727        261,961       200,000     258,617     267,757       267,757      261,961
    68            261,961         14,727        265,572       200,000     261,961     267,757       267,757      265,572
    69            265,572         14,727        269,473       200,000     265,572     267,757       267,757      269,473
    70            269,473         24,821        263,574       200,000     269,473     267,757       269,473      263,574
    71            263,574         14,279        267,841       192,689     259,622     257,969       259,622      267,841
    72            267,841         14,731        274,537       192,689     267,841     257,969       267,841      274,537
    73            274,537         15,100        281,401       192,689     274,537     257,969       274,537      281,401
    74            281,401         15,477        288,436       192,689     281,401     257,969       281,401      288,436
    75            288,436         15,864        295,647       192,689     288,436     257,969       288,436      295,647
    76            295,647         16,261        303,038       192,689     295,647     257,969       295,647      303,038
    77            303,038         16,667        310,614       192,689     303,038     257,969       303,038      310,614
    78            310,614         17,084        318,379       192,689     310,614     257,969       310,614      318,379
    79            318,379         17,511        326,339       192,689     318,379     257,969       318,379      326,339
    80            326,339         17,949        334,497       192,689     326,339     257,969       326,339      334,497
    81            334,497         18,397        342,859       192,689     334,497     257,969       334,497      342,859
    82            342,859         18,857        351,431       192,689     342,859     257,969       342,859      351,431
    83            351,431         19,329        360,217       192,689     351,431     257,969       351,431      360,217
    84            360,217         19,812        369,222       192,689     360,217     257,969       360,217      369,222
    85            369,222         20,307        378,453       192,689     369,222     257,969       369,222      378,453
    86            378,453         20,815        387,914       192,689     378,453     257,969       378,453      387,914
    87            387,914         21,335        397,612       192,689     387,914     257,969       387,914      397,612
    88            397,612         21,869        407,552       192,689     397,612     257,969       397,612      407,552
    89            407,552         22,415        417,741       192,689     407,552     257,969       407,552      417,741
    90            417,741         22,976        428,184       192,689     417,741     257,969       417,741      428,184
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $112,335      $100,000    $105,000    $111,300      $111,300     $112,335
    73            112,335              0        120,183       100,000     112,335     119,075       119,075      120,183
    74            120,183              0        128,579       100,000     120,183     127,394       127,394      128,579
    75            128,579              0        137,561       100,000     128,579     136,293       136,293      137,561
    76            137,561              0        147,171       100,000     137,561     145,815       145,815      147,171
    77            147,171              0        157,452       100,000     147,171     156,001       156,001      157,452
    78            157,452              0        168,452       100,000     157,452     166,899       166,899      168,452
    79            168,452              0        180,219       100,000     168,452     178,559       178,559      180,219
    80            180,219              0        192,809       100,000     180,219     191,033       191,033      192,809
    81            192,809              0        206,279       100,000     192,809     204,378       204,378      206,279
    82            206,279         15,306        205,383       200,000     206,279     218,656       218,656      205,383
    83            205,383         15,306        204,370       200,000     206,279     218,656       218,656      204,370
    84            204,370         15,306        203,275       200,000     206,279     218,656       218,656      203,275
    85            203,275         15,306        202,092       200,000     206,279     218,656       218,656      202,092
    86            202,092         15,306        200,815       200,000     206,279     218,656       218,656      200,815
    87            200,815         15,306        199,436       200,000     206,279     218,656       218,656      199,436
    88            199,436         15,306        197,947       200,000     206,279     218,656       218,656      197,947
    89            197,947         15,306        196,338       200,000     206,279     218,656       218,656      196,338
    90            196,338         15,306        194,600       200,000     206,279     218,656       218,656      194,600
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                             PURCHASE
                                           CONTRACT VALUE -   PAYMENT     MAXIMUM
                               WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $111,795      $100,000    $105,000    $111,300      $111,300     $111,795
    73            111,795              0        119,064       100,000     111,795     118,502       118,502      119,064
    74            119,064              0        126,841       100,000     119,064     126,208       126,208      126,841
    75            126,841              0        135,162       100,000     126,841     134,452       134,452      135,162
    76            135,162              0        144,064       100,000     135,162     143,271       143,271      144,064
    77            144,064              0        153,587       100,000     144,064     152,707       152,707      153,587
    78            153,587              0        163,776       100,000     153,587     162,802       162,802      163,776
    79            163,776              0        174,677       100,000     163,776     173,603       173,603      174,677
    80            174,677              0        186,339       100,000     174,677     185,158       185,158      186,339
    81            186,339              0        198,816       100,000     186,339     197,520       197,520      198,816
    82            198,816         14,752        197,413       200,000     198,816     210,745       210,745      197,413
    83            197,413         14,752        195,928       200,000     198,816     210,745       210,745      195,928
    84            195,928         14,752        194,400       200,000     198,816     210,745       210,745      194,400
    85            194,400         14,752        192,826       200,000     198,816     210,745       210,745      192,826
    86            192,826         14,752        191,202       200,000     198,816     210,745       210,745      191,202
    87            191,202         14,752        189,524       200,000     198,816     210,745       210,745      189,524
    88            189,524         14,752        187,788       200,000     198,816     210,745       210,745      187,788
    89            187,788         14,752        185,988       200,000     198,816     210,745       210,745      185,988
    90            185,988         14,752        184,054       200,000     198,816     210,745       210,745      184,054
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.


Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PREMIUM PAYMENTS. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.


PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
------------------------------------------------------------------------

         Single Annuitant Contract      0.75% of benefit base
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
------------------------------------------------------------------------

         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
------------------------------------------------------------------------
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime
Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $105,000             --       $102,105      $100,000    $106,000      $106,000     $102,105
    54            102,105             --         99,220       102,105     112,360       112,360      100,000
    55             99,220             --         96,343       102,105     119,102       119,102      100,000
    56             96,343             --         93,469       102,105     126,248       126,248      100,000
    57             93,469             --         90,596       102,105     133,823       133,823      100,000
    58             90,596             --         87,720       102,105     141,852       141,852      100,000
    59             87,720             --         84,838       102,105     150,363       150,363      100,000
    60             84,838             --         81,946       102,105     159,385       159,385      100,000
    61             81,946             --         79,040       102,105     168,948       168,948      100,000
    62             79,040             --         76,116       102,105     179,085       179,085      100,000
    63             76,116             --         73,170       102,105     189,830       189,830      100,000
    64             73,170             --         70,197       102,105     201,220       201,220      100,000
    65             70,197        $11,731         55,462       102,105     213,293       213,293       82,541
    66             55,462         11,731         41,022       102,105     213,293       213,293       64,186
    67             41,022         11,731         26,871       102,105     213,293       213,293       44,680
    68             26,871         11,731         13,003       102,105     213,293       213,293       23,489
    69             13,003         11,731             --       102,105     213,293       213,293           --
    70                 --         11,731             --       102,105     213,293       213,293           --
    71                 --         11,731             --       102,105     213,293       213,293           --
    72                 --         11,731             --       102,105     213,293       213,293           --
    73                 --         11,731             --       102,105     213,293       213,293           --
    74                 --         11,731             --       102,105     213,293       213,293           --
    75                 --         11,731             --       102,105     213,293       213,293           --
    76                 --         11,731             --       102,105     213,293       213,293           --
    77                 --         11,731             --       102,105     213,293       213,293           --
    78                 --         11,731             --       102,105     213,293       213,293           --
    79                 --         11,731             --       102,105     213,293       213,293           --
    80                 --         11,731             --       102,105     213,293       213,293           --
    81                 --         11,731             --       102,105     213,293       213,293           --
    82                 --         11,731             --       102,105     213,293       213,293           --
    83                 --         11,731             --       102,105     213,293       213,293           --
    84                 --         11,731             --       102,105     213,293       213,293           --
    85                 --         11,731             --       102,105     213,293       213,293           --
    86                 --         11,731             --       102,105     213,293       213,293           --
    87                 --         11,731             --       102,105     213,293       213,293           --
    88                 --         11,731             --       102,105     213,293       213,293           --
    89                 --         11,731             --       102,105     213,293       213,293           --
    90                 --         11,731             --       102,105     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    53           $105,000             --       $101,955      $100,000    $106,000      $106,000     $101,955
    54            101,955             --         98,923       101,955     112,360       112,360      100,000
    55             98,923             --         95,901       101,955     119,102       119,102      100,000
    56             95,901             --         92,887       101,955     126,248       126,248      100,000
    57             92,887             --         89,875       101,955     133,823       133,823      100,000
    58             89,875             --         86,864       101,955     141,852       141,852      100,000
    59             86,864             --         83,849       101,955     150,363       150,363      100,000
    60             83,849             --         80,826       101,955     159,385       159,385      100,000
    61             80,826             --         77,793       101,955     168,948       168,948      100,000
    62             77,793             --         74,744       101,955     179,085       179,085      100,000
    63             74,744             --         71,675       101,955     189,830       189,830      100,000
    64             71,675             --         68,583       101,955     201,220       201,220      100,000
    65             68,583        $11,731         53,748       101,955     213,293       213,293       82,084
    66             53,748         11,731         39,227       101,955     213,293       213,293       63,188
    67             39,227         11,731         25,015       101,955     213,293       213,293       43,015
    68             25,015         11,731         11,104       101,955     213,293       213,293       20,917
    69             11,104         11,731             --       101,955     213,293       213,293           --
    70                 --         11,731             --       101,955     213,293       213,293           --
    71                 --         11,731             --       101,955     213,293       213,293           --
    72                 --         11,731             --       101,955     213,293       213,293           --
    73                 --         11,731             --       101,955     213,293       213,293           --
    74                 --         11,731             --       101,955     213,293       213,293           --
    75                 --         11,731             --       101,955     213,293       213,293           --
    76                 --         11,731             --       101,955     213,293       213,293           --
    77                 --         11,731             --       101,955     213,293       213,293           --
    78                 --         11,731             --       101,955     213,293       213,293           --
    79                 --         11,731             --       101,955     213,293       213,293           --
    80                 --         11,731             --       101,955     213,293       213,293           --
    81                 --         11,731             --       101,955     213,293       213,293           --
    82                 --         11,731             --       101,955     213,293       213,293           --
    83                 --         11,731             --       101,955     213,293       213,293           --
    84                 --         11,731             --       101,955     213,293       213,293           --
    85                 --         11,731             --       101,955     213,293       213,293           --
    86                 --         11,731             --       101,955     213,293       213,293           --
    87                 --         11,731             --       101,955     213,293       213,293           --
    88                 --         11,731             --       101,955     213,293       213,293           --
    89                 --         11,731             --       101,955     213,293       213,293           --
    90                 --         11,731             --       101,955     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $105,000             --       $102,105      $100,000    $106,000      $106,000     $102,105
    74            102,105             --         99,220       102,105     112,360       112,360      100,000
    75             99,220             --         96,343       102,105     119,102       119,102      100,000
    76             96,343             --         93,469       102,105     126,248       126,248      100,000
    77             93,469             --         90,596       102,105     133,823       133,823      100,000
    78             90,596             --         87,720       102,105     141,852       141,852      100,000
    79             87,720             --         84,838       102,105     150,363       150,363      100,000
    80             84,838             --         81,946       102,105     159,385       159,385      100,000
    81             81,946             --         79,040       102,105     168,948       168,948      100,000
    82             79,040        $12,536         63,580       102,105     179,085       179,085       83,530
    83             63,580         12,536         48,429       102,105     179,085       179,085       66,355
    84             48,429         12,536         33,582       102,105     179,085       179,085       48,318
    85             33,582         12,536         19,031       102,105     179,085       179,085       29,129
    86             19,031         12,536          4,746       102,105     179,085       179,085        8,000
    87              4,746         12,536             --       102,105     179,085       179,085           --
    88                 --         12,536             --       102,105     179,085       179,085           --
    89                 --         12,536             --       102,105     179,085       179,085           --
    90                 --         12,536             --       102,105     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $105,000             --       $101,705      $100,000    $106,000      $106,000     $101,705
    74            101,705             --         98,428       101,705     112,360       112,360      100,000
    75             98,428             --         95,166       101,705     119,102       119,102      100,000
    76             95,166             --         91,916       101,705     126,248       126,248      100,000
    77             91,916             --         88,674       101,705     133,823       133,823      100,000
    78             88,674             --         85,437       101,705     141,852       141,852      100,000
    79             85,437             --         82,200       101,705     150,363       150,363      100,000
    80             82,200             --         78,961       101,705     159,385       159,385      100,000
    81             78,961             --         75,715       101,705     168,948       168,948      100,000
    82             75,715        $12,536         59,971       101,705     179,085       179,085       82,711
    83             59,971         12,536         44,593       101,705     179,085       179,085       64,561
    84             44,593         12,536         29,573       101,705     179,085       179,085       45,341
    85             29,573         12,536         14,903       101,705     179,085       179,085       24,626
    86             14,903         12,536            551       101,705     179,085       179,085        1,037
    87                551         12,536             --       101,705     179,085       179,085           --
    88                 --         12,536             --       101,705     179,085       179,085           --
    89                 --         12,536             --       101,705     179,085       179,085           --
    90                 --         12,536             --       101,705     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $105,000        $5,830        $106,775      $100,000    $106,000      $106,000     $106,775
    67            106,775         5,873         108,644       106,775     106,000       106,775      108,644
    68            108,644         5,975         110,545       108,644     106,000       108,644      110,545
    69            110,545         6,080         112,479       110,545     106,000       110,545      112,479
    70            112,479         6,186         114,448       112,479     106,000       112,479      114,448
    71            114,448         6,295         116,451       114,448     106,000       114,448      116,451
    72            116,451         6,405         118,488       116,451     106,000       116,451      118,488
    73            118,488         6,517         120,562       118,488     106,000       118,488      120,562
    74            120,562         6,631         122,672       120,562     106,000       120,562      122,672
    75            122,672         6,747         124,819       122,672     106,000       122,672      124,819
    76            124,819         6,865         127,003       124,819     106,000       124,819      127,003
    77            127,003         6,985         129,225       127,003     106,000       127,003      129,225
    78            129,225         7,107         131,487       129,225     106,000       129,225      131,487
    79            131,487         7,232         133,788       131,487     106,000       131,487      133,788
    80            133,788         7,358         136,129       133,788     106,000       133,788      136,129
    81            136,129         7,487         138,512       136,129     106,000       136,129      138,512
    82            138,512         7,618         140,935       138,512     106,000       138,512      140,935
    83            140,935         7,751         143,402       140,935     106,000       140,935      143,402
    84            143,402         7,887         145,911       143,402     106,000       143,402      145,911
    85            145,911         8,025         148,465       145,911     106,000       145,911      148,465
    86            148,465         8,166         151,063       148,465     106,000       148,465      151,063
    87            151,063         8,308         153,707       151,063     106,000       151,063      153,707
    88            153,707         8,454         156,396       153,707     106,000       153,707      156,396
    89            156,396         8,602         159,133       156,396     106,000       156,396      159,133
    90            159,133         8,752         161,918       159,133     106,000       159,133      161,918
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    66           $105,000        $5,830        $106,623      $100,000    $106,000      $106,000     $106,623
    67            106,623         5,864         108,335       106,623     106,000       106,623      108,335
    68            108,335         5,958         110,074       108,335     106,000       108,335      110,074
    69            110,074         6,054         111,841       110,074     106,000       110,074      111,841
    70            111,841         6,151         113,636       111,841     106,000       111,841      113,636
    71            113,636         6,250         115,460       113,636     106,000       113,636      115,460
    72            115,460         6,350         117,312       115,460     106,000       115,460      117,312
    73            117,312         6,452         119,195       117,312     106,000       117,312      119,195
    74            119,195         6,556         121,107       119,195     106,000       119,195      121,107
    75            121,107         6,661         123,049       121,107     106,000       121,107      123,049
    76            123,049         6,768         125,023       123,049     106,000       123,049      125,023
    77            125,023         6,876         127,028       125,023     106,000       125,023      127,028
    78            127,028         6,987         129,064       127,028     106,000       127,028      129,064
    79            129,064         7,099         131,134       129,064     106,000       129,064      131,134
    80            131,134         7,212         133,236       131,134     106,000       131,134      133,236
    81            133,236         7,328         135,371       133,236     106,000       133,236      135,371
    82            135,371         7,445         137,541       135,371     106,000       135,371      137,541
    83            137,541         7,565         139,744       137,541     106,000       137,541      139,744
    84            139,744         7,686         141,983       139,744     106,000       139,744      141,983
    85            141,983         7,809         144,258       141,983     106,000       141,983      144,258
    86            144,258         7,934         146,568       144,258     106,000       144,258      146,568
    87            146,568         8,061         148,916       146,568     106,000       146,568      148,916
    88            148,916         8,190         151,300       148,916     106,000       148,916      151,300
    89            151,300         8,322         153,722       151,300     106,000       151,300      153,722
    90            153,722         8,455         156,183       153,722     106,000       153,722      156,183
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death

Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

    MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE
     PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------
    63           $105,000            --        $102,900      $100,000      $105,000      $102,900
    64            102,900            --         100,842       102,900       110,000       100,842
    65            100,842            --          98,825       102,900       115,000       100,000
    66             98,825            --          96,849       102,900       120,000       100,000
    67             96,849            --          94,912       102,900       125,000       100,000
    68             94,912            --          93,013       102,900       130,000       100,000
    69             93,013            --          91,153       102,900       135,000       100,000
    70             91,153        $8,400          80,930       102,900       140,000        90,597
    71             80,930         8,400          70,912       102,900       140,000        81,001
    72             70,912         8,400          61,093       102,900       140,000        71,210
    73             61,093         8,400          51,471       102,900       140,000        61,220
    74             51,471         8,400          42,042       102,900       140,000        51,025
    75             42,042         8,400          32,801       102,900       140,000        40,622
    76             32,801         8,400          23,745       102,900       140,000        30,007
    77             23,745         8,400          14,870       102,900       140,000        19,175
    78             14,870         8,400           6,148       102,900       140,000         8,103
    79              6,148         8,400              --       102,900       140,000            --
    80                 --         8,400              --       102,900       140,000            --
    81                 --         8,400              --       102,900       140,000            --
    82                 --         8,400              --       102,900       140,000            --
    83                 --         8,400              --       102,900       140,000            --
    84                 --         8,400              --       102,900       140,000            --
    85                 --         8,400              --       102,900       140,000            --
    86                 --         8,400              --       102,900       140,000            --
    87                 --         8,400              --       102,900       140,000            --
    88                 --         8,400              --       102,900       140,000            --
    89                 --         8,400              --       102,900       140,000            --
    90                 --         8,400              --       102,900       140,000            --
---------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------
    78           $105,000            --        $102,900      $100,000      $105,000      $102,900
    79            102,900            --         100,842       102,900       110,000       100,842
    80            100,842            --          98,825       102,900       115,000       100,000
    81             98,825            --          96,849       102,900       120,000       100,000
    82             96,849        $8,750          86,162       102,900       125,000        90,781
    83             86,162         8,750          75,688       102,900       125,000        81,374
    84             75,688         8,750          65,425       102,900       125,000        71,774
    85             65,425         8,750          55,366       102,900       125,000        61,979
    86             55,366         8,750          45,509       102,900       125,000        51,984
    87             45,509         8,750          35,849       102,900       125,000        41,785
    88             35,849         8,750          26,382       102,900       125,000        31,378
    89             26,382         8,750          17,104       102,900       125,000        20,759
    90             17,104         8,750           7,987       102,900       125,000         9,906
---------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                               WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
  AGE -      CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
---------------------------------------------------------------------------------------------------
    66           $105,000        $ 5,775       $107,625      $100,000      $105,000      $107,625
    67            107,625          5,919        110,316       107,625       105,000       110,316
    68            110,316          6,067        113,074       110,316       105,000       113,074
    69            113,074          6,219        115,900       113,074       105,000       115,900
    70            115,900          6,375        118,798       115,900       105,000       118,798
    71            118,798          6,534        121,768       118,798       105,000       121,768
    72            121,768          6,697        124,812       121,768       105,000       124,812
    73            124,812          6,865        127,932       124,812       105,000       127,932
    74            127,932          7,036        131,131       127,932       105,000       131,131
    75            131,131          7,212        134,409       131,131       105,000       134,409
    76            134,409          7,392        137,769       134,409       105,000       137,769
    77            137,769          7,577        141,213       137,769       105,000       141,213
    78            141,213          7,767        144,744       141,213       105,000       144,744
    79            144,744          7,961        148,362       144,744       105,000       148,362
    80            148,362          8,160        152,071       148,362       105,000       152,071
    81            152,071          8,364        155,873       152,071       105,000       155,873
    82            155,873          8,573        159,770       155,873       105,000       159,770
    83            159,770          8,787        163,764       159,770       105,000       163,764
    84            163,764          9,007        167,858       163,764       105,000       167,858
    85            167,858          9,232        172,055       167,858       105,000       172,055
    86            172,055          9,463        176,356       172,055       105,000       176,356
    87            176,356          9,700        180,765       176,356       105,000       180,765
    88            180,765          9,942        185,284       180,765       105,000       185,284
    89            185,284         10,191        189,916       185,284       105,000       189,916
    90            189,916         10,445        194,664       189,916       105,000       194,664
---------------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. If all of the Annuitants are ages 50 through 80, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 80 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.


  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE

    SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH
     PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
  AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
  ---------------------------------------------------------------------------
  65       $105,000        $5,500        $97,400       $100,000     $94,500
  66         97,400         5,500         89,952        100,000      89,000
  67         89,952         5,500         82,653        100,000      83,500
  68         82,653         5,500         75,500        100,000      78,000
  69         75,500         5,500         68,490        100,000      72,500
  70         68,490         5,500         61,620        100,000      67,000
  71         61,620         5,500         54,888        100,000      61,500
  72         54,888         5,500         48,290        100,000      56,000
  73         48,290         5,500         41,824        100,000      50,500
  74         41,824         5,500         35,488        100,000      45,000
  75         35,488         5,500         29,278        100,000      39,500
  76         29,278         5,500         23,192        100,000      34,000
  77         23,192         5,500         17,229        100,000      28,500
  78         17,229         5,500         11,384        100,000      23,000
  79         11,384         5,500          5,631        100,000      17,500
  80          5,631         5,500              0        100,000      12,000
  81              0         5,500              0        100,000       6,500
  82              0         5,500              0        100,000       1,000
  83              0         5,500              0        100,000           0
  84              0         5,500              0        100,000           0
  85              0         5,500              0        100,000           0
  86              0         5,500              0        100,000           0
  87              0         5,500              0        100,000           0
  88              0         5,500              0        100,000           0
  89              0         5,500              0        100,000           0
  ---------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets the Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
  AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
  ---------------------------------------------------------------------------
  65       $105,000        $ 5,500       $107,900      $100,000     $94,500
  66        107,900          5,935        110,598       107,900      88,566
  67        110,598          6,083        113,362       110,598      82,483
  68        113,362          6,235        116,196       113,362      76,248
  69        116,196          6,391        119,101       116,196      69,857
  70        119,101          6,551        122,079       119,101      63,306
  71        122,079          6,714        125,131       122,079      56,592
  72        125,131          6,882        128,259       125,131      49,710
  73        128,259          7,054        131,466       128,259      42,656
  74        131,466          7,231        134,752       131,466      35,425
  75        134,752          7,411        138,121       134,752      28,014
  76        138,121          7,597        141,574       138,121      20,417
  77        141,574          7,787        145,114       141,574      12,630
  78        145,114          7,981        148,741       145,114       4,649
  79        148,741          8,181        152,460       148,741           0
  80        152,460          8,385        156,271       152,460           0
  81        156,271          8,595        160,178       156,271           0
  82        160,178          8,810        164,183       160,178           0
  83        164,183          9,030        168,287       164,183           0
  84        168,287          9,256        172,494       168,287           0
  85        172,494          9,487        176,807       172,494           0
  86        176,807          9,724        181,227       176,807           0
  87        181,227          9,967        185,758       181,227           0
  88        185,758         10,217        190,401       185,758           0
  89        190,401         10,472        195,162       190,401           0
  ---------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                       WITHDRAWALS                     WITHDRAWAL     WITHDRAWAL  RIDER DEATH
     CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      LIMIT -        BASE -     BENEFIT -
AGE  BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEFORE WITHDRAWAL END OF YEAR END OF YEAR
---------------------------------------------------------------------------------------------
65       $105,000        $7,000        $106,400          $ 5,500       $ 93,000     $93,000
66        106,400         7,000         107,912            5,852         99,400      86,000
67        107,912         7,000         109,545            5,935        100,912      79,000
68        109,545         7,000         111,309            6,025        102,545      72,000
69        111,309         7,000         113,213            6,122        104,309      65,000
70        113,213         7,000         115,270            6,227        106,213      58,000
71        115,270         7,000         117,492            6,340        108,270      51,000
72        117,492         7,000         119,891            6,462        110,492      44,000
73        119,891         7,000         122,483            6,594        112,891      37,000
74        122,483         7,000         125,281            6,737        115,483      30,000
75        125,281         7,000         128,304            6,890        118,281      23,000
76        128,304         7,000         131,568            7,057        121,304      16,000
77        131,568         7,000         135,093            7,236        124,568       9,000
78        135,093         7,000         138,901            7,430        128,093       2,000
79        138,901         7,000         143,013            7,640        131,901           0
80        143,013         7,000         147,454            7,866        136,013           0
81        147,454         7,000         152,250            8,110        140,454           0
82        152,250         7,000         157,430            8,374        145,250           0
83        157,430         7,000         163,025            8,659        150,430           0
84        163,025         7,000         169,067            8,966        156,025           0
85        169,067         7,000         175,592            9,299        162,067           0
86        175,592         7,000         182,639            9,658        168,592           0
87        182,639         7,000         190,251           10,045        175,639           0
88        190,251         7,000         198,471           10,464        183,251           0
89        198,471         7,000         207,348           10,916        191,471           0
---------------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus and Lifetime Income Plus 2007, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provisions, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner who is not also an Annuitant dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application. You may elect the Annual Step-Up Death Benefit Rider with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. You may not elect any of the other optional death benefit riders with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders taken pursuant to the terms of Lifetime Income Plus or Lifetime Income Plus 2007) will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS premium payments made during the current

       Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option PLUS the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the Payment Choices below or have the default Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to Payment Choice (2).

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

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  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

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DISTRIBUTION RULES

When Death Occurs Before the Maturity Date


The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was also an Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

DEATH OF OWNER AND/OR ANNUITANT

THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, UNLESS NOTED OTHERWISE.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

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BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS
FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

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If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an

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extra feature to our Basic Death Benefit and, if applicable, the Optional
Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

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DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's

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estate may receive the remaining Contract Value. The recipient may take the
Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

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If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Payment Optimizer Plus" sections of this provision.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (ii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

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A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. Unless you have elected Payment Optimizer Plus, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


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VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

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Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below.

After such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

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Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments
are Calculated

INITIAL INCOME
PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b) multiplied by
(c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND MATURITY DATE. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE MATURITY DATE. If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of
Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (6) the owner makes scheduled transfers of $840 at the first of every month (for a total of $10,080 per year) for 10 years; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF                          GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                VALUE OF GIS  MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED  SUBACCOUNT    ANNUAL
      BEGINNING  TRANSFERS   AT END    AT BEGINNING TRANSFERS    AT END     PAYMENT
YEAR   OF YEAR     MADE      OF YEAR     OF YEAR      MADE      OF YEAR     ACCRUED
-------------------------------------------------------------------------------------
  1   $100,800    $10,080   $100,781     $      0    $10,080    $ 10,351    $ 1,004
  2    100,781     10,080     95,469       10,351     10,080      21,219      2,008
  3     95,469     10,080     89,892       21,219     10,080      32,631      3,012
  4     89,892     10,080     84,035       32,631     10,080      44,614      4,016
  5     84,035     10,080     77,886       44,614     10,080      57,196      5,020
  6     77,886     10,080     71,429       57,196     10,080      70,406      6,024
  7     71,429     10,080     64,650       70,406     10,080      84,278      7,029
  8     64,650     10,080     57,531       84,278     10,080      98,842      8,033
  9     57,531     10,080     50,057       98,842     10,080     114,136      9,037
 10     50,057     10,080     42,209      114,136     10,080     130,193     10,041
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $ 9,977    $10,041   $10,041     $64
 12    10,121     10,041    10,121       0
 13    10,268     10,041    10,268       0
 14    10,417     10,041    10,417       0
 15    10,568     10,041    10,568       0
 16    10,721     10,041    10,721       0
 17    10,876     10,041    10,876       0
 18    11,034     10,041    11,034       0
 19    11,194     10,041    11,194       0
 20    11,356     10,041    11,356       0
----------------------------------------------

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (6) the owner transfers the entire $100,800 ($96,000 + $4,800) into the GIS Subaccount at the beginning of year 1; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF              VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                   GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR     MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
-----------------------------------------------------------------------------------
  1   $100,800   $100,800      $0        $      0   $100,800   $111,132   $10,543
  2          0          0       0         111,132          0    116,689    10,543
  3          0          0       0         116,689          0    122,523    10,543
  4          0          0       0         122,523          0    128,649    10,543
  5          0          0       0         128,649          0    135,082    10,543
  6          0          0       0         135,082          0    141,836    10,543
  7          0          0       0         141,836          0    148,928    10,543
  8          0          0       0         148,928          0    156,374    10,543
  9          0          0       0         156,374          0    164,193    10,543
 10          0          0       0         164,193          0    172,402    10,543
-----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    ADJUSTMENT
     CALCULATED GUARANTEED PAYMENT   ACCOUNT
YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
----------------------------------------------
 11   $13,211    $10,543   $13,211      $0
 12    13,403     10,543    13,403       0
 13    13,597     10,543    13,597       0
 14    13,794     10,543    13,794       0
 15    13,994     10,543    13,994       0
 16    14,197     10,543    14,197       0
 17    14,402     10,543    14,402       0
 18    14,611     10,543    14,611       0
 19    14,823     10,543    14,823       0
 20    15,038     10,543    15,038       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Maturity Date are subject to tax as partial surrenders. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your premium payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the premium payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Maturity Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.


Legislation has been introduced in Congress to permit monthly income payments you receive after 2010 to be taxed as income payments instead of partial withdrawals. The Internal Revenue Service is expected to issue general guidance on this subject in the near future. Until such legislation is enacted or favorable guidance is issued, the treatment of such payments remains uncertain. We suggest that you discuss these developments with your tax adviser.


Monthly income payments you receive on or after the Maturity Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

PAYMENT OPTIMIZER PLUS

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging Program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;



       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

We reserve the right to exclude additional premium payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE. If all of the Annuitants are ages 50 through 80, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 80, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you to our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

Monthly Income

The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant

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



       contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider change, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

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




Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Maturity Date, you may request to terminate your contract and this rider. If the free look period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the

Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value: If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or partial withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Maturity Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

 (10)  there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT   PROCEEDS -
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR
       ------------------------------------------------------------------
          1    $6,843  $570      $613     $613      $  507      $105,000
          2     6,580   548       613      613       1,277        97,650
          3     6,327   527       613      613       2,301        90,300
          4     6,083   507       613      613       3,568        82,950
          5     5,849   487       613      613       5,068        75,600
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $105,000 x .06517 = $6,843). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $570 ($6,843 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($105,000 x .07) / 12 = $613). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $613 and $570. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 8%;

   (6) the benefit base is reset on the first contract anniversary;

   (7) the Contract Value at the end of the first contract year is $113,400;

   (8) the Maturity Date is the first contract anniversary;

   (9) the guaranteed payment floor percentage is 7%; and

 (10)  there is no premium tax.

                                                      INCOME
                                                    BASE, LESS
                                                    COMMUTATION
                                                      CHARGE,
            ANNUAL MONTHLY COMMUTATION ADJUSTMENT  LESS MONTHLY  COMMUTATION
    ANNUITY INCOME INCOME    BASE -     ACCOUNT -  INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR  END OF YEAR  END OF YEAR
    ------------------------------------------------------------------------
       1    $7,146 $7,938   $114,754     $  792       $97,462      $97,462
       2     7,421  7,938    115,919      1,308        90,524       90,524
       3     7,707  7,938    116,869      1,539        83,586       83,586
       4     8,003  7,938    117,575      1,474        76,648       76,648
       5     8,311  7,938    118,006      1,101        69,710       69,710
       6     8,631  7,938    118,125        409        62,772       62,772
       7     8,963  8,554    117,895          0        55,218       55,218
    ------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($113,400 - $7,146) x 1.08 = $114,754). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($113,400 - 8% x $100,000 - $7,938 = $97,462) and
(ii) the commutation base, less the commutation charge, less the value of the adjustment account ($114,754 - 8% x $100,000 - $0 = $106,754). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($114,754 - $7,421) x 1.08 = $115,919).

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.


Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Maturity Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section of the prospectus.


ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and any monthly income payments and other distributions received before the Maturity Date pursuant to Guaranteed Income Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

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Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this


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contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008,

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    amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event


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the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include

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amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such

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compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.


The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $64.1 million, $91.1 million and $140.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.


LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

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


APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        PREMIUM CONTRACT     BASIC
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $20,000 $20,000     $20,000
3/31/17          20,000      20,000
3/31/18          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

END OF ANNUITANT'S CONTRACT     DEATH
 YEAR      AGE      VALUE   BENEFIT AMOUNT
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    PARTIAL
END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
 YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
  10       80         5,000     50,000    100,000
  11       81         5,000     45,000    100,000
  12       82         5,000     40,000    100,000
  13       83         5,000     35,000    100,000
  14       84         5,000     30,000    100,000
  15       85         5,000     25,000    100,000
  16       86         5,000     20,000    100,000
  17       87         5,000     15,000     95,000
  18       88         5,000     10,000     90,000
  19       89         5,000      5,000     85,000
  20       90         5,000          0          0
----------------------------------------------------

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% ROLLUP    5% ROLLUP
                                       DEATH BENEFIT    DEATH
                                          OPTION       BENEFIT
                                        BEFORE ANY   OPTION AFTER
          PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
  DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------


Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).


EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

                 PREMIUM  CONTRACT           DEATH   EARNINGS PROTECTOR
         DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
        ---------------------------------------------------------------
        8/01/09  $100,000 $100,000 $      0 $100,000      $     0
        8/01/24            300,000  200,000  300,000       70,000
        ---------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE STATE MODIFICATIONS AND PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT     BASIC
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT  UNADJUSTED
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT  UNADJUSTED
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                           CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PREMIUM   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/24            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 7.68            $11.17        253,797    2009
                                                                           16.21              7.68        310,524    2008
                                                                           16.25             16.21        349,906    2007
                                                                           14.61             16.25        403,664    2006
                                                                           14.61             14.61        444,390    2005
                                                                           12.90             14.61        402,224    2004
                                                                           10.00             12.90        223,480    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.28            $ 6.30        519,550    2009
                                                                            9.33              5.28        587,081    2008
                                                                            8.46              9.33        699,441    2007
                                                                            8.08              8.46        943,675    2006
                                                                            8.08              8.08        742,223    2005
                                                                            7.19              8.08        832,721    2004
                                                                            5.63              7.19        805,095    2003
                                                                            7.57              5.63        891,959    2002
                                                                           10.02              7.57        692,521    2001
                                                                           10.00             10.02             --    2000
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.91            $ 9.99        495,665    2009
                                                                           11.50              7.91        647,977    2008
                                                                           10.80             11.50        767,869    2007
                                                                           10.00             10.80        888,038    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $10.23            $13.58        390,153    2009
                                                                           17.47             10.23        431,817    2008
                                                                           15.51             17.47        610,810    2007
                                                                           12.32             15.51        437,760    2006
                                                                           12.32             12.32        221,021    2005
                                                                           10.00             12.32          5,285    2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 7.00            $ 8.58        103,375    2009
                                                                           10.19              7.00        112,127    2008
                                                                           10.00             10.19         71,492    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 9.06            $13.66         75,439    2009
                                                                           17.52              9.06         86,683    2008
                                                                           14.84             17.52        106,174    2007
                                                                           13.91             14.84         80,088    2006
                                                                           13.91             13.91         84,897    2005
                                                                           13.17             13.91         81,228    2004
                                                                           10.00             13.17         58,401    2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           $ 8.19            $ 9.71       1,626,444   2009
                                                                      14.03              8.19       1,965,330   2008
                                                                      13.59             14.03       2,313,250   2007
                                                                      11.80             13.59       2,749,367   2006
                                                                      11.80             11.80       3,297,027   2005
                                                                      10.47             11.80       3,655,917   2004
                                                                       8.04             10.47       3,536,951   2003
                                                                      10.51              8.04       2,911,023   2002
                                                                      10.66             10.51       2,024,535   2001
                                                                      10.00             10.66              --   2000
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         $ 7.69            $10.17         631,241   2009
                                                                      16.72              7.69         701,779   2008
                                                                      16.08             16.72       1,105,061   2007
                                                                      12.09             16.08         821,139   2006
                                                                      12.09             12.09         316,268   2005
                                                                      10.00             12.09          18,860   2004
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $ 5.20            $ 7.02         623,400   2009
                                                                       8.77              5.20         753,996   2008
                                                                       7.84              8.77         864,445   2007
                                                                       8.02              7.84       1,172,428   2006
                                                                       8.02              8.02       1,307,048   2005
                                                                       6.65              8.02       1,547,005   2004
                                                                       5.47              6.65       1,382,595   2003
                                                                       8.04              5.47       1,365,964   2002
                                                                       9.89              8.04         961,910   2001
                                                                      10.00              9.89              --   2000
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $ 6.71            $ 9.33         144,412   2009
                                                                      12.53              6.71         159,701   2008
                                                                      11.19             12.53         176,048   2007
                                                                      10.29             11.19         199,178   2006
                                                                      10.29             10.29         207,430   2005
                                                                       8.85             10.29         237,089   2004
                                                                       6.05              8.85         216,435   2003
                                                                       9.04              6.05         183,775   2002
                                                                      10.54              9.04         153,846   2001
                                                                      10.00             10.54              --   2000
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $10.40            $11.29         355,915   2009
                                                                      10.73             10.40         304,326   2008
                                                                       9.96             10.73          56,343   2007
                                                                       9.96              9.96          40,719   2006
                                                                       9.96              9.96          46,808   2005
                                                                      10.00              9.96              --   2004
--------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                $ 8.16            $10.52          77,145   2009
                                                                      13.14              8.16         111,666   2008
                                                                      13.15             13.14         206,430   2007
                                                                      10.98             13.15         167,037   2006
                                                                      10.98             10.98          35,061   2005
                                                                      10.00             10.98          19,230   2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares          $11.52            $13.71         424,748   2009
                                                                      14.57             11.52         586,975   2008
                                                                      12.67             14.57         277,167   2007
                                                                      11.06             12.67          50,256   2006
                                                                      11.06             11.06           6,414   2005
                                                                      10.00             11.06              --   2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III                             $ 7.69            $ 9.59          69,834   2009
                                                                                 13.22              7.69          67,796   2008
                                                                                 12.43             13.22          44,543   2007
                                                                                 11.81             12.43          41,490   2006
                                                                                 11.81             11.81          33,044   2005
                                                                                 10.00             11.81          14,204   2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 7.70            $ 9.70          70,287   2009
                                                                                 13.07              7.70          93,871   2008
                                                                                 13.43             13.07          86,746   2007
                                                                                 12.15             13.43          77,865   2006
                                                                                 12.15             12.15          55,502   2005
                                                                                 10.00             12.15          26,493   2004
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.47            $13.06         276,853   2009
                                                                                 17.57             10.47         353,212   2008
                                                                                 15.19             17.57         411,056   2007
                                                                                 14.54             15.19         452,556   2006
                                                                                 14.54             14.54         395,790   2005
                                                                                 12.35             14.54         282,933   2004
                                                                                 10.00             12.35         175,248   2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $13.10            $17.80         378,096   2009
   Class B                                                                       25.84             13.10         477,386   2008
                                                                                 21.93             25.84         687,950   2007
                                                                                 18.08             21.93         571,028   2006
                                                                                 18.08             18.08         410,848   2005
                                                                                 13.38             18.08         354,815   2004
                                                                                 10.00             13.38         112,226   2003
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          $ 5.15            $ 6.78          18,392   2009
                                                                                  7.98              5.15          20,391   2008
                                                                                  7.52              7.98          24,127   2007
                                                                                  6.99              7.52          41,946   2006
                                                                                  6.99              6.99          47,857   2005
                                                                                  6.55              6.99          62,357   2004
                                                                                  5.28              6.55          67,447   2003
                                                                                  7.55              5.28          79,343   2002
                                                                                  9.91              7.55          50,098   2001
                                                                                 10.00              9.91              --   2000
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.82            $11.11         629,930   2009
                                                                                 10.90              7.82         656,634   2008
                                                                                 10.90             10.90         869,157   2007
                                                                                 10.49             10.90       1,315,245   2006
                                                                                 10.49             10.49       1,386,994   2005
                                                                                 10.13             10.49         851,848   2004
                                                                                 10.00             10.13         336,033   2003
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $12.35            $13.42         138,548   2009
                                                                                 13.50             12.35         163,598   2008
                                                                                 12.91             13.50         216,591   2007
                                                                                 13.11             12.91         234,422   2006
                                                                                 13.11             13.11         262,400   2005
                                                                                 11.90             13.11         259,127   2004
                                                                                 10.00             11.90         171,328   2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $ 8.86            $12.53          34,585   2009
                                                                         12.40              8.86          20,277   2008
                                                                         11.27             12.40          15,736   2007
                                                                         10.83             11.27          17,822   2006
                                                                         10.83             10.83           9,970   2005
                                                                         10.00             10.83           5,174   2004
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.48            $15.73         466,085   2009
                                                                         14.40             10.48         503,426   2008
                                                                         14.18             14.40         774,989   2007
                                                                         13.02             14.18         882,095   2006
                                                                         13.02             13.02         886,651   2005
                                                                         11.92             13.02       1,182,431   2004
                                                                          9.94             11.92       1,271,502   2003
                                                                          9.96              9.94         754,227   2002
                                                                          9.98              9.96         296,066   2001
                                                                         10.00              9.98              --   2000
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.54            $15.94         329,438   2009
                                                                         21.93             12.54         380,892   2008
                                                                         18.47             21.93         438,026   2007
                                                                         16.37             18.47         492,586   2006
                                                                         16.37             16.37         492,961   2005
                                                                         13.30             16.37         365,973   2004
                                                                         10.00             13.30         244,317   2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $ 8.86            $11.23         104,499   2009
                                                                         12.66              8.86         102,725   2008
                                                                         11.16             12.66          70,714   2007
                                                                         10.58             11.16          60,663   2006
                                                                         10.58             10.58          49,579   2005
                                                                         10.00             10.58          38,542   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.23            $ 9.85         129,334   2009
                                                                         11.16              7.23         115,182   2008
                                                                         10.42             11.16         113,591   2007
                                                                         10.00             10.42          24,876   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.28            $12.37       2,379,393   2009
                                                                         16.44              9.28       2,797,132   2008
                                                                         14.24             16.44       3,510,594   2007
                                                                         12.98             14.24       3,808,381   2006
                                                                         12.98             12.98       3,663,181   2005
                                                                          9.97             12.98       3,199,392   2004
                                                                          7.90              9.97       2,500,583   2003
                                                                          8.87              7.90       1,636,324   2002
                                                                         10.30              8.87       1,030,180   2001
                                                                         10.00             10.30              --   2000
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.53            $12.74          51,063   2009
                                                                         16.51              9.53          61,835   2008
                                                                         15.71             16.51          49,866   2007
                                                                         14.02             15.71          59,236   2006
                                                                         14.02             14.02          59,039   2005
                                                                         11.84             14.02          12,019   2004
                                                                         10.00             11.84           5,632   2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $ 7.72            $ 9.87       1,816,823   2009
                                                                  13.71              7.72       2,127,820   2008
                                                                  13.75             13.71       2,830,957   2007
                                                                  11.65             13.75       3,159,627   2006
                                                                  11.65             11.65       3,364,432   2005
                                                                  10.23             11.65       3,588,328   2004
                                                                   7.99             10.23       3,121,487   2003
                                                                   9.80              7.99       2,403,844   2002
                                                                  10.50              9.80       1,365,566   2001
                                                                  10.00             10.50              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $ 6.87            $ 8.59         512,064   2009
                                                                  12.01              6.87         597,517   2008
                                                                  10.91             12.01         856,478   2007
                                                                   9.81             10.91         843,183   2006
                                                                   9.81              9.81         994,717   2005
                                                                   8.93              9.81       1,087,098   2004
                                                                   7.35              8.93       1,011,337   2003
                                                                   8.98              7.35         693,243   2002
                                                                  10.02              8.98         468,228   2001
                                                                  10.00             10.02              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 5.11            $ 6.44         842,569   2009
                                                                   9.85              5.11       1,005,670   2008
                                                                   7.90              9.85       1,206,421   2007
                                                                   7.53              7.90       1,394,378   2006
                                                                   7.53              7.53       1,693,489   2005
                                                                   7.14              7.53       1,794,297   2004
                                                                   5.47              7.14       1,771,749   2003
                                                                   7.97              5.47       1,455,273   2002
                                                                   9.86              7.97       1,072,068   2001
                                                                  10.00              9.86              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $ 9.61            $10.92         189,862   2009
                                                                  10.11              9.61         127,778   2008
                                                                  10.00             10.11         108,860   2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $13.19            $18.14       1,088,299   2009
                                                                  22.18             13.19       1,487,025   2008
                                                                  19.53             22.18       1,707,385   2007
                                                                  17.65             19.53       1,954,635   2006
                                                                  17.65             17.65       2,191,560   2005
                                                                  12.38             17.65       2,207,419   2004
                                                                   9.09             12.38       1,984,231   2003
                                                                  10.26              9.09       1,406,009   2002
                                                                  10.81             10.26         904,922   2001
                                                                  10.00             10.81              --   2000
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $ 6.46            $10.00          56,639   2009
                                                                  13.47              6.46          57,286   2008
                                                                  12.98             13.47         105,476   2007
                                                                  11.36             12.98          35,422   2006
                                                                  11.36             11.36          23,971   2005
                                                                  10.00             11.36          17,138   2004
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares              $ 8.56            $11.43       1,030,886   2009
                                                                  12.37              8.56       1,309,413   2008
                                                                  12.11             12.37       1,410,686   2007
                                                                  10.40             12.11       1,040,407   2006
                                                                  10.40             10.40         193,835   2005
                                                                  10.00             10.40              --   2004
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.26            $ 8.03         185,893   2009
                                                                                    9.91              6.26         149,298   2008
                                                                                   10.00              9.91          80,224   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.88            $ 8.54         522,899   2009
                                                                                   11.12              6.88         499,955   2008
                                                                                   10.91             11.12         404,109   2007
                                                                                   10.00             10.91         220,642   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.32            $ 8.16         174,712   2009
                                                                                   11.13              6.32         183,463   2008
                                                                                   11.05             11.13         250,969   2007
                                                                                   10.00             11.05         137,701   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 8.35            $10.31         503,508   2009
                                                                                   12.65              8.35         605,356   2008
                                                                                   11.67             12.65         707,457   2007
                                                                                   10.06             11.67         768,833   2006
                                                                                   10.06             10.06         860,084   2005
                                                                                    9.10             10.06         883,423   2004
                                                                                    7.45              9.10         755,568   2003
                                                                                    9.18              7.45         638,469   2002
                                                                                   10.22              9.18         370,356   2001
                                                                                   10.00             10.22              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $12.52            $13.30         500,623   2009
                                                                                   13.40             12.52         608,340   2008
                                                                                   12.99             13.40         751,712   2007
                                                                                   12.64             12.99         787,393   2006
                                                                                   12.64             12.64         858,731   2005
                                                                                   12.35             12.64         871,008   2004
                                                                                   12.11             12.35         777,647   2003
                                                                                   11.20             12.11         428,292   2002
                                                                                   10.59             11.20              --   2001
                                                                                   10.00             10.59              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.90            $16.57         882,466   2009
                                                                                   19.44             11.90       1,067,589   2008
                                                                                   17.54             19.44       1,340,461   2007
                                                                                   16.43             17.54       1,527,148   2006
                                                                                   16.43             16.43       1,780,740   2005
                                                                                   13.07             16.43       1,941,317   2004
                                                                                    9.99             13.07       1,921,279   2003
                                                                                   11.77              9.99       1,470,539   2002
                                                                                   11.91             11.77         925,132   2001
                                                                                   10.00             11.91              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $11.80            $11.65       2,766,474   2009
                                                                                   11.72             11.80       4,997,901   2008
                                                                                   11.35             11.72       3,716,548   2007
                                                                                   11.01             11.35       2,937,592   2006
                                                                                   11.01             11.01       2,577,746   2005
                                                                                   10.95             11.01       3,221,365   2004
                                                                                   11.03             10.95       4,469,083   2003
                                                                                   11.04             11.03       6,527,401   2002
                                                                                   10.79             11.04       5,506,423   2001
                                                                                   10.00             10.79              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $10.01            $ 9.88              --   2009
                                                                                   10.00             10.01       61,964.02   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.05            $ 9.64         660,659   2009
                                                         11.31              7.05         801,632   2008
                                                         10.91             11.31         941,818   2007
                                                         10.16             10.91       1,136,438   2006
                                                         10.16             10.16       1,348,141   2005
                                                          9.67             10.16       1,658,130   2004
                                                          7.62              9.67       1,501,667   2003
                                                          9.79              7.62         991,434   2002
                                                         10.95              9.79         661,897   2001
                                                         10.00             10.95              --   2000
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $18.66            $24.95         257,035   2009
                                                         29.64             18.66         300,695   2008
                                                         35.36             29.64         355,506   2007
                                                         27.00             35.36         479,704   2006
                                                         27.00             27.00         470,137   2005
                                                         18.82             27.00         432,217   2004
                                                         13.92             18.82         173,564   2003
                                                         14.33             13.92              --   2002
                                                         13.01             14.33              --   2001
                                                         10.00             13.01              --   2000
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 6.98            $ 8.68       2,832,523   2009
                                                         11.33              6.98       3,441,149   2008
                                                         10.95             11.33       3,979,278   2007
                                                          9.64             10.95       4,557,583   2006
                                                          9.64              9.64       5,271,003   2005
                                                          8.61              9.64       5,659,983   2004
                                                          6.82              8.61       5,151,099   2003
                                                          8.92              6.82       3,327,158   2002
                                                         10.33              8.92       2,022,411   2001
                                                         10.00             10.33              --   2000
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.55            $13.60         783,305   2009
                                                         17.18             10.55         938,878   2008
                                                         17.04             17.18       1,159,588   2007
                                                         15.28             17.04       1,361,845   2006
                                                         15.28             15.28       1,551,621   2005
                                                         12.50             15.28       1,644,133   2004
                                                         10.23             12.50       1,344,294   2003
                                                         12.06             10.23       1,031,289   2002
                                                         11.14             12.06         755,731   2001
                                                         10.00             11.14              --   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.65            $12.67       2,161,731   2009
                                                         15.30             10.65       2,557,540   2008
                                                         13.92             15.30       3,278,990   2007
                                                         12.43             13.92       3,366,776   2006
                                                         12.43             12.43       3,381,032   2005
                                                         11.43             12.43       2,518,490   2004
                                                          9.65             11.43       1,115,018   2003
                                                         10.81              9.65              --   2002
                                                         11.31             10.81              --   2001
                                                         10.00             11.31              --   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 8.11            $ 9.62         977,375   2009
                                                         11.66              8.11       1,141,400   2008
                                                         10.61             11.66       1,025,539   2007
                                                         10.00             10.61         621,120   2006
-------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 8.09            $10.48         562,748   2009
                                                                       12.85              8.09         681,997   2008
                                                                       12.08             12.85         849,666   2007
                                                                       10.57             12.08         989,980   2006
                                                                       10.57             10.57       1,091,014   2005
                                                                        9.83             10.57       1,164,537   2004
                                                                        8.10              9.83         991,088   2003
                                                                       10.19              8.10         850,706   2002
                                                                       11.31             10.19         424,645   2001
                                                                       10.00             11.31              --   2000
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.43            $ 9.52          22,616   2009
                                                                       10.00              6.43          12,330   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.57            $ 8.55          62,951   2009
                                                                       10.00              6.57          57,290   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.02            $ 9.04           7,397   2009
                                                                       10.00              7.02           2,694   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.59            $ 8.68         167,555   2009
                                                                       10.00              7.59         143,253   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.58            $11.31         108,653   2009
   Service Shares                                                      10.00             10.58          82,764   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.47            $ 9.81         177,745   2009
   Service Shares                                                      10.00              7.47         173,881   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.24            $10.38         220,817   2009
                                                                       10.00              7.24         244,561   2008
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                    $16.77            $21.98          95,948   2009
                                                                       27.06             16.77         110,820   2008
                                                                       26.63             27.06         134,695   2007
                                                                       23.29             26.63         117,222   2006
                                                                       23.29             23.29         113,365   2005
                                                                       16.91             23.29              --   2004
                                                                       13.38             16.91              --   2003
                                                                       14.26             13.38              --   2002
                                                                       12.93             14.26              --   2001
                                                                       10.00             12.93              --   2000
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                               $ 4.91            $ 6.64         323,589   2009
                                                                        9.03              4.91         401,230   2008
                                                                        8.39              9.03         463,371   2007
                                                                        7.22              8.39         529,435   2006
                                                                        7.22              7.22         621,710   2005
                                                                        6.75              7.22         709,108   2004
                                                                        5.55              6.75         862,248   2003
                                                                        7.58              5.55         926,587   2002
                                                                        9.95              7.58         734,734   2001
                                                                       10.00              9.95              --   2000
---------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  $10.86            $13.42       1,363,078   2009
                                                         13.14             10.86       1,615,669   2008
                                                         12.10             13.14       1,876,853   2007
                                                         11.13             12.10       2,060,886   2006
                                                         11.13             11.13       2,324,941   2005
                                                          9.85             11.13       2,698,842   2004
                                                          8.79              9.85       2,824,447   2003
                                                          9.57              8.79       2,432,706   2002
                                                         10.22              9.57       1,665,771   2001
                                                         10.00             10.22              --   2000
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $ 5.34            $ 7.59         257,148   2009
                                                          9.65              5.34         325,761   2008
                                                          8.06              9.65         364,325   2007
                                                          7.22              8.06         464,119   2006
                                                          7.22              7.22         525,319   2005
                                                          5.52              7.22         635,937   2004
                                                          4.16              5.52         687,408   2003
                                                          5.88              4.16         624,162   2002
                                                          9.89              5.88         584,053   2001
                                                         10.00              9.89              --   2000
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $ 7.78            $11.19         655,768   2009
                                                         14.20              7.78         786,493   2008
                                                         10.56             14.20         762,526   2007
                                                          9.83             10.56         593,701   2006
                                                          9.83              9.83         701,341   2005
                                                          7.63              9.83         729,605   2004
                                                          6.45              7.63         722,696   2003
                                                          7.79              6.45         696,080   2002
                                                         10.12              7.79         517,425   2001
                                                         10.00             10.12              --   2000
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 2.68            $ 4.15         238,449   2009
                                                          4.87              2.68         280,457   2008
                                                          4.06              4.87         337,829   2007
                                                          3.83              4.06         360,791   2006
                                                          3.83              3.83         437,494   2005
                                                          3.52              3.83         523,062   2004
                                                          2.44              3.52         557,721   2003
                                                          4.20              2.44         485,001   2002
                                                          6.80              4.20         366,095   2001
                                                         10.00              6.80              --   2000
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 5.17            $ 6.92         257,483   2009
                                                          8.73              5.17         342,185   2008
                                                          7.73              8.73         399,694   2007
                                                          7.06              7.73         478,604   2006
                                                          7.06              7.06         502,840   2005
                                                          6.72              7.06         598,520   2004
                                                          5.19              6.72         708,129   2003
                                                          7.20              5.19         895,802   2002
                                                          9.74              7.20         831,173   2001
                                                         10.00              9.74              --   2000
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                            $ 9.48            $16.71         238,203   2009
                                                                                   20.15              9.48         287,825   2008
                                                                                   15.99             20.15         374,893   2007
                                                                                   11.07             15.99         462,916   2006
                                                                                   11.07             11.07         528,127   2005
                                                                                    7.30             11.07         632,651   2004
                                                                                    5.51              7.30         783,828   2003
                                                                                    7.54              5.51         569,079   2002
                                                                                   10.00              7.54         483,425   2001
                                                                                   10.00             10.00              --   2000
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.16            $12.10          76,433   2009
                                                                                   15.65              9.16          78,132   2008
                                                                                   15.84             15.65          97,259   2007
                                                                                   14.53             15.84         117,202   2006
                                                                                   14.53             14.53         103,020   2005
                                                                                   12.57             14.53          97,226   2004
                                                                                   10.00             12.57          40,786   2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.40            $ 7.73           4,049   2009
   Class II                                                                         9.99              6.40           6,766   2008
                                                                                   10.00              9.99          12,090   2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.93            $ 7.55         190,715   2009
   Class I                                                                          9.50              5.93         220,939   2008
                                                                                   10.00              9.50         277,036   2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 4.99            $ 6.84         388,103   2009
                                                                                    8.04              4.99         496,571   2008
                                                                                    7.36              8.04         579,284   2007
                                                                                    6.97              7.36         640,520   2006
                                                                                    6.97              6.97         767,848   2005
                                                                                    6.33              6.97         867,863   2004
                                                                                    5.24              6.33         825,604   2003
                                                                                    7.37              5.24         674,430   2002
                                                                                    9.95              7.37         523,835   2001
                                                                                   10.00              9.95              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.09            $ 8.84         313,110   2009
                                                                                   10.79              7.09         381,088   2008
                                                                                    9.96             10.79         439,913   2007
                                                                                    8.98              9.96         513,115   2006
                                                                                    8.98              8.98         550,802   2005
                                                                                    7.79              8.98         596,002   2004
                                                                                    6.49              7.79         636,942   2003
                                                                                    8.37              6.49         569,040   2002
                                                                                   10.13              8.37         398,733   2001
                                                                                   10.00             10.13              --   2000
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                             $ 6.29            $10.10         425,542   2009
                                                                                   10.57              6.29         522,414   2008
                                                                                   10.50             10.57         593,023   2007
                                                                                    9.45             10.50         752,108   2006
                                                                                    9.45              9.45         898,313   2005
                                                                                    8.74              9.45       1,060,709   2004
                                                                                    6.65              8.74       1,103,765   2003
                                                                                    9.90              6.65         689,395   2002
                                                                                   10.62              9.90         420,474   2001
                                                                                   10.00             10.62              --   2000
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $ 8.88            $10.29         226,161   2009
                                                                       11.61              8.88         256,264   2008
                                                                       11.35             11.61         352,495   2007
                                                                       10.32             11.35         301,075   2006
                                                                       10.32             10.32         172,751   2005
                                                                       10.00             10.32              --   2004
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $11.45            $14.98         524,340   2009
                                                                       18.70             11.45         659,273   2008
                                                                       14.89             18.70         812,483   2007
                                                                       11.55             14.89         921,103   2006
                                                                       11.55             11.55         984,668   2005
                                                                        7.87             11.55         909,963   2004
                                                                        5.90              7.87         769,858   2003
                                                                        7.77              5.90         788,287   2002
                                                                       10.45              7.77         495,483   2001
                                                                       10.00             10.45              --   2000
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $ 6.89            $ 8.25         146,812   2009
                                                                       12.42              6.89         183,387   2008
                                                                       12.19             12.42         233,738   2007
                                                                       11.17             12.19         192,181   2006
                                                                       11.17             11.17         188,616   2005
                                                                       10.00             11.17          91,270   2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 8.48            $12.03         148,774   2009
                                                                       15.84              8.48         178,630   2008
                                                                       14.13             15.84         221,153   2007
                                                                       13.33             14.13         219,660   2006
                                                                       13.33             13.33         222,944   2005
                                                                       12.30             13.33         276,251   2004
                                                                       10.00             12.30         141,887   2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $ 9.22            $12.65       1,308,627   2009
                                                                       15.70              9.22       1,553,196   2008
                                                                       15.03             15.70       1,799,795   2007
                                                                       13.01             15.03       1,948,300   2006
                                                                       13.01             13.01       1,980,283   2005
                                                                        9.90             13.01       1,975,557   2004
                                                                        7.04              9.90       1,684,197   2003
                                                                        9.21              7.04       1,180,542   2002
                                                                       10.65              9.21         769,774   2001
                                                                       10.00             10.65              --   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $ 6.88            $ 8.67         994,610   2009
                                                                       11.39              6.88       1,105,835   2008
                                                                       11.10             11.39       1,066,533   2007
                                                                        9.83             11.10       1,211,289   2006
                                                                        9.83              9.83       1,311,178   2005
                                                                        8.78              9.83       1,404,977   2004
                                                                        7.06              8.78       1,369,810   2003
                                                                        8.85              7.06       1,022,503   2002
                                                                       10.02              8.85         648,023   2001
                                                                       10.00             10.02              --   2000
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $11.61            $15.65         285,805   2009
                                                                       19.03             11.61         337,618   2008
                                                                       19.60             19.03         411,814   2007
                                                                       17.36             19.60         453,541   2006
                                                                       17.36             17.36         390,728   2005
                                                                       13.70             17.36         325,250   2004
                                                                       10.00             13.70         179,885   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $ 8.21            $10.69         100,437
                                                                                      16.41              8.21         106,270
                                                                                      15.72             16.41         120,129
                                                                                      15.55             15.72         151,351
                                                                                      15.55             15.55         157,401
                                                                                      11.99             15.55         143,872
                                                                                      10.00             11.99          98,783
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $ 9.45            $11.29         159,186
                                                                                      11.41              9.45         136,191
                                                                                      10.71             11.41         123,917
                                                                                      10.41             10.71         116,852
                                                                                      10.41             10.41          50,984
                                                                                      10.00             10.41              --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $12.37            $14.08         152,785
                                                                                      12.87             12.37         187,706
                                                                                      12.62             12.87         245,163
                                                                                      12.54             12.62         273,266
                                                                                      12.54             12.54         290,962
                                                                                      11.66             12.54         272,789
                                                                                      11.58             11.66         299,903
                                                                                      10.87             11.58         257,548
                                                                                      10.26             10.87         137,334
                                                                                      10.00             10.26              --
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $10.92            $15.08       1,053,773
                                                                                      14.50             10.92       1,216,889
                                                                                      14.23             14.50       1,519,314
                                                                                      13.25             14.23       1,745,663
                                                                                      13.25             13.25       1,946,082
                                                                                      11.98             13.25       2,162,053
                                                                                       9.91             11.98       1,984,037
                                                                                      10.19              9.91       1,278,710
                                                                                      10.11             10.19         546,148
                                                                                      10.00             10.11              --
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $17.39            $16.37         880,562
                                                                                      15.06             17.39       1,090,944
                                                                                      13.94             15.06       1,159,761
                                                                                      13.99             13.94       1,211,447
                                                                                      13.99             13.99       1,408,930
                                                                                      12.81             13.99       1,533,481
                                                                                      12.53             12.81       1,812,531
                                                                                      10.82             12.53       1,950,656
                                                                                      10.38             10.82         772,119
                                                                                      10.00             10.38              --
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $10.59            $11.82         831,965
                                                                                      10.80             10.59         577,373
                                                                                      10.22             10.80         559,206
                                                                                       9.98             10.22         123,239
                                                                                       9.98              9.98          84,504
                                                                                      10.00              9.98              --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
                                                                               2000
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.22            $15.96       3,178,817   2009
                                                                 13.78             14.22       3,206,095   2008
                                                                 12.87             13.78       3,466,049   2007
                                                                 12.59             12.87       3,733,384   2006
                                                                 12.59             12.59       3,978,152   2005
                                                                 12.09             12.59       4,166,435   2004
                                                                 11.69             12.09       4,233,517   2003
                                                                 10.89             11.69       3,218,419   2002
                                                                 10.20             10.89       1,379,026   2001
                                                                 10.00             10.20              --   2000
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                      $ 3.56            $ 5.33         264,613   2009
                                                                  6.23              3.56         290,017   2008
                                                                  5.37              6.23         311,947   2007
                                                                  5.15              5.37         385,223   2006
                                                                  5.15              5.15       1,545,088   2005
                                                                  4.81              5.15         960,416   2004
                                                                  3.36              4.81         456,660   2003
                                                                  5.58              3.36         361,438   2002
                                                                  8.74              5.58         229,118   2001
                                                                 10.00              8.74              --   2000
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.09            $18.74         126,898   2009
                                                                 20.27             12.09         139,906   2008
                                                                 18.70             20.27         193,406   2007
                                                                 16.72             18.70         151,223   2006
                                                                 16.72             16.72         102,096   2005
                                                                 12.33             16.72          44,401   2004
                                                                 10.00             12.33          11,577   2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 6.17            $ 8.67          62,711   2009
                                                                 10.04              6.17          93,086   2008
                                                                  9.14             10.04          56,448   2007
                                                                  9.16              9.14          58,416   2006
                                                                  9.16              9.16          79,118   2005
                                                                  7.59              9.16          48,383   2004
                                                                  5.95              7.59          32,532   2003
                                                                  8.78              5.95              --   2002
                                                                 10.00              8.78              --   2001
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.93            $20.71         364,123   2009
                                                                 25.88             11.93         276,178   2008
                                                                 17.80             25.88         299,262   2007
                                                                 14.85             17.80         215,427   2006
                                                                 14.85             14.85         105,453   2005
                                                                 10.00             14.85              --   2004
---------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 7.42            $ 8.95          22,909   2009
                                                                  9.75              7.42          12,976   2008
                                                                 10.00              9.75           1,742   2007
---------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.88            $ 9.59        127,282    2009
                                                       11.74              5.88        128,130    2008
                                                       10.22             11.74        146,498    2007
                                                       10.12             10.22        174,225    2006
                                                       10.12             10.12        159,565    2005
                                                        9.08             10.12        151,745    2004
                                                        7.26              9.08        100,362    2003
                                                       10.00              7.26         13,744    2002
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 8.52            $10.77        524,827    2009
                                                       13.48              8.52        656,354    2008
                                                       14.02             13.48        908,950    2007
                                                       12.27             14.02        976,758    2006
                                                       12.27             12.27        953,093    2005
                                                       10.35             12.27        743,419    2004
                                                        8.04             10.35        377,751    2003
                                                       10.00              8.04         31,801    2002
-----------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.66            $ 6.74             --    2009
                                                                            9.91              4.66             --    2008
                                                                            9.99              9.91             --    2007
                                                                           10.00              9.99             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.16            $ 7.30             --    2009
                                                                           10.95              6.16             --    2008
                                                                            9.99             10.95             --    2007
                                                                           10.00              9.99             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.21            $ 9.05             --    2009
                                                                           10.55              7.21             --    2008
                                                                            9.97             10.55             --    2007
                                                                           10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.59            $ 8.70         29,424    2009
                                                                           11.33              6.59         34,613    2008
                                                                           10.12             11.33         57,679    2007
                                                                           10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.46             --    2009
                                                                           10.17              6.94             --    2008
                                                                           10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.00            $ 8.99             --    2009
                                                                           11.67              6.00             --    2008
                                                                            9.95             11.67             --    2007
                                                                           10.00              9.95             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.96            $ 7.01             --    2009
                                                                           10.26              5.96             --    2008
                                                                           10.00             10.26             --    2007
                                                                           10.00             10.00             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.78            $ 6.28         56,162    2009
                                                                           10.45              4.78         65,708    2008
                                                                           10.12             10.45        145,676    2007
                                                                           10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.50            $ 8.72             --    2009
                                                                           11.03              6.50             --    2008
                                                                            9.93             11.03             --    2007
                                                                           10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.98            $ 8.27             --    2009
                                                                           11.24              5.98             --    2008
                                                                           10.11             11.24             --    2007
                                                                           10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.25            $11.05         58,438    2009
                                                                           10.64             10.25         55,121    2008
                                                                            9.93             10.64             --    2007
                                                                           10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.14            $ 7.86             --    2009
                                                                            9.94              6.14             --    2008
                                                                           10.01              9.94             --    2007
                                                                           10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.00            $10.65        335,265    2009
                                                                                 11.45              9.00        337,997    2008
                                                                                 10.02             11.45        367,547    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.07            $ 7.52             --    2009
                                                                                 10.50              6.07             --    2008
                                                                                  9.93             10.50             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.70            $ 7.15             --    2009
                                                                                  9.75              5.70             --    2008
                                                                                 10.08              9.75             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.83            $ 8.47             --    2009
                                                                                 11.53              6.83             --    2008
                                                                                 10.04             11.53             --    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.03            $ 8.14         21,307    2009
   Class B                                                                       11.97              6.03         25,894    2008
                                                                                 10.22             11.97         54,598    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.10            $10.03         17,089    2009
                                                                                  9.96              7.10         20,712    2008
                                                                                 10.02              9.96         43,885    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.38            $10.14             --    2009
                                                                                 10.32              9.38             --    2008
                                                                                  9.94             10.32             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.68            $10.79             --    2009
                                                                                 10.81              7.68             --    2008
                                                                                  9.89             10.81             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.32            $10.93             --    2009
                                                                                 10.13              7.32             --    2008
                                                                                 10.03             10.13             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.72            $ 8.48         19,334    2009
                                                                                 11.82              6.72         21,899    2008
                                                                                 10.01             11.82             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.84            $ 9.25         97,699    2009
                                                                                 10.61              6.84        114,819    2008
                                                                                  9.97             10.61        114,594    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.41            $ 8.50          1,167    2009
                                                                                 11.43              6.41          1,246    2008
                                                                                  9.96             11.43         47,674    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.00            $ 7.97             --    2009
                                                                                   10.45              6.00             --    2008
                                                                                   10.01             10.45             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.55            $ 7.06          1,117    2009
                                                                                    9.92              5.55          1,149    2008
                                                                                   10.02              9.92         43,643    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.19            $ 7.69             --    2009
                                                                                   10.89              6.19             --    2008
                                                                                    9.95             10.89             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.31            $ 7.90             --    2009
                                                                                   12.24              6.31             --    2008
                                                                                    9.87             12.24             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.51            $10.74            726    2009
                                                                                   10.06              9.51            655    2008
                                                                                   10.00             10.06         43,571    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.63            $ 9.07            435    2009
                                                                                   11.22              6.63            487    2008
                                                                                    9.94             11.22         19,461    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.91            $ 7.56             --    2009
                                                                                   10.31              4.91             --    2008
                                                                                    9.99             10.31             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.00            $ 9.29        680,343    2009
                                                                                   10.17              7.00        743,229    2008
                                                                                   10.02             10.17        783,446    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.21            $ 7.91         36,703    2009
                                                                                    9.89              6.21         38,157    2008
                                                                                   10.00              9.89         17,544    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.23            $ 7.69         53,003    2009
                                                                                   10.13              6.23         57,907    2008
                                                                                   10.00             10.13             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.67            $ 7.27             --    2009
                                                                                   10.04              5.67             --    2008
                                                                                   10.02             10.04             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.06            $ 8.66             --    2009
                                                                                   10.75              7.06             --    2008
                                                                                    9.98             10.75             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.50            $10.03             --    2009
                                                                                   10.23              9.50             --    2008
                                                                                    9.98             10.23             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.69            $ 9.26             434   2009
                                                                       11.00              6.69             493   2008
                                                                        9.99             11.00          19,748   2007
                                                                       10.00              9.99              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.28            $10.09          22,474   2009
                                                                       10.28             10.28           3,292   2008
                                                                       10.01             10.28         212,648   2007
                                                                       10.00             10.01              --   2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.35            $ 8.62              --   2009
                                                                       10.25              6.35              --   2008
                                                                        9.94             10.25              --   2007
                                                                       10.00              9.94              --   2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.24            $ 6.97          11,752   2009
                                                                        8.38              5.24          14,631   2008
                                                                       10.06              8.38              --   2007
                                                                       10.00             10.06              --   2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.28            $ 7.76             763   2009
                                                                       10.25              6.28             755   2008
                                                                        9.97             10.25          31,688   2007
                                                                       10.00              9.97              --   2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.13            $ 7.86              --   2009
                                                                       10.05              6.13              --   2008
                                                                       10.03             10.05              --   2007
                                                                       10.00             10.03              --   2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.54            $ 8.89       1,100,846   2009
                                                                       10.91              7.54       1,151,939   2008
                                                                        9.99             10.91       1,212,126   2007
                                                                       10.00              9.99              --   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.58            $ 8.48              --   2009
                                                                       10.52              6.58              --   2008
                                                                        9.96             10.52              --   2007
                                                                       10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.44              --   2009
                                                                       10.00              6.42              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.49          19,249   2009
                                                                       10.00              6.56          22,448   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96              --   2009
                                                                       10.00              7.00              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          47,018   2009
                                                                       10.00              7.58          47,912   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.22          35,874   2009
   Service Shares                                                      10.00             10.56          33,780   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          50,653   2009
   Service Shares                                                      10.00              7.45          59,091   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.30          63,084   2009
                                                                       10.00              7.22          80,508   2008
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                $ 8.82            $10.84          30,745   2009
                                                                       10.74              8.82          32,032   2008
                                                                        9.96             10.74          31,543   2007
                                                                       10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.22            $10.31         48,530    2009
                                                                                   13.24              7.22         61,566    2008
                                                                                    9.91             13.24         41,429    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.68            $ 7.46             --    2009
                                                                                    9.77              5.68             --    2008
                                                                                    9.95              9.77             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.33            $ 7.60         14,976    2009
   Class II                                                                         9.95              6.33         14,949    2008
                                                                                   10.00              9.95         40,612    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.87            $ 7.43             --    2009
   Class I                                                                          9.46              5.87             --    2008
                                                                                   10.00              9.46             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.65            $ 9.05             --    2009
                                                                                   10.78              6.65             --    2008
                                                                                    9.93             10.78             --    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.99            $ 8.66             --    2009
                                                                                   10.71              6.99             --    2008
                                                                                    9.95             10.71             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.72            $ 8.89         73,107    2009
                                                                                   10.15              7.72         73,541    2008
                                                                                    9.98             10.15         69,174    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.55            $ 9.81             --    2009
                                                                                   12.40              7.55             --    2008
                                                                                    9.94             12.40             --    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.57            $ 6.62        110,882    2009
                                                                                   10.09              5.57        111,175    2008
                                                                                    9.97             10.09         91,146    2007
                                                                                   10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.87            $ 8.28             --    2009
                                                                                   11.04              5.87             --    2008
                                                                                    9.91             11.04             --    2007
                                                                                   10.00              9.91             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.06            $ 8.27         29,413    2009
                                                                                   10.39              6.06         36,285    2008
                                                                                   10.01             10.39             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               $ 6.11            $ 7.65         74,054    2009
                                                                                   10.17              6.11         84,246    2008
                                                                                    9.98             10.17             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     $ 5.87            $ 7.87         11,178    2009
                                                                                    9.68              5.87         13,642    2008
                                                                                   10.04              9.68         33,483    2007
                                                                                   10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.13            $ 6.65             --    2009
                                                                              10.33              5.13             --    2008
                                                                               9.96             10.33             --    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.68            $10.32             --    2009
                                                                              10.55              8.68             --    2008
                                                                               9.97             10.55             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.60            $10.44         15,668    2009
                                                                              10.16              7.60         19,463    2008
                                                                              10.03             10.16             --    2007
                                                                              10.00             10.03             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.17            $11.39         14,676    2009
                                                                              10.61             12.17         12,174    2008
                                                                               9.88             10.61         41,621    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.23            $11.34        118,305    2009
                                                                              10.50             10.23        115,657    2008
                                                                               9.99             10.50        250,520    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.87            $12.13         33,921    2009
                                                                              10.60             10.87         33,446    2008
                                                                               9.96             10.60         41,479    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.43            $ 9.56             --    2009
                                                                              11.31              6.43             --    2008
                                                                               9.81             11.31             --    2007
                                                                              10.00              9.81             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.34            $ 9.77            823    2009
                                                                              10.70              6.34          1,003    2008
                                                                               9.93             10.70         40,386    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.62            $ 9.24             --    2009
                                                                              10.84              6.62             --    2008
                                                                               9.93             10.84             --    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.58            $11.36          7,403    2009
                                                                              14.37              6.58         11,788    2008
                                                                               9.94             14.37          7,798    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.35            $ 8.81          4,770    2009
                                                                               9.71              7.35          4,776    2008
                                                                              10.00              9.71          5,018    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $ 5.64            $ 9.15            --     2009
                                                       11.34              5.64            --     2008
                                                        9.93             11.34            --     2007
                                                       10.00              9.93            --     2006
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $ 6.01            $ 7.55         1,302     2009
                                                        9.57              6.01         1,319     2008
                                                       10.01              9.57        55,983     2007
                                                       10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.65            $ 6.71            --     2009
                                                                            9.90              4.65            --     2008
                                                                            9.99              9.90            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.14            $ 7.26            --     2009
                                                                           10.93              6.14            --     2008
                                                                            9.99             10.93            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.19            $ 9.01            --     2009
                                                                           10.53              7.19            --     2008
                                                                            9.97             10.53            --     2007
                                                                           10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.57            $ 8.66         1,931     2009
                                                                           11.31              6.57         2,236     2008
                                                                           10.12             11.31         3,803     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.43            --     2009
                                                                           10.16              6.93            --     2008
                                                                           10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.98            $ 8.95            --     2009
                                                                           11.65              5.98            --     2008
                                                                            9.95             11.65            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.94            $ 6.98            --     2009
                                                                           10.25              5.94            --     2008
                                                                           10.00             10.25            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.76            $ 6.25         3,532     2009
                                                                           10.43              4.76         4,114     2008
                                                                           10.12             10.43         9,516     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.48            $ 8.68            --     2009
                                                                           11.02              6.48            --     2008
                                                                            9.93             11.02            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.96            $ 8.23            --     2009
                                                                           11.23              5.96            --     2008
                                                                           10.11             11.23            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.22            $11.00         4,021     2009
                                                                           10.63             10.22         3,642     2008
                                                                            9.93             10.63            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.12            $ 7.82            --     2009
                                                                            9.93              6.12            --     2008
                                                                           10.01              9.93            --     2007
                                                                           10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 8.97            $10.60        144,750    2009
                                                                                 11.43              8.97        130,804    2008
                                                                                 10.02             11.43        124,165    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.05            $ 7.49             --    2009
                                                                                 10.48              6.05             --    2008
                                                                                  9.93             10.48             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.69            $ 7.11             --    2009
                                                                                  9.73              5.69             --    2008
                                                                                 10.08              9.73             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.81            $ 8.43             --    2009
                                                                                 11.52              6.81             --    2008
                                                                                 10.04             11.52             --    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.01            $ 8.10          1,353    2009
   Class B                                                                       11.95              6.01          1,656    2008
                                                                                 10.22             11.95          3,592    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.08            $ 9.98          1,138    2009
                                                                                  9.94              7.08          1,260    2008
                                                                                 10.02              9.94          2,937    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.35            $10.09             --    2009
                                                                                 10.30              9.35             --    2008
                                                                                  9.94             10.30             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.66            $10.74             --    2009
                                                                                 10.80              7.66             --    2008
                                                                                  9.89             10.80             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.30            $10.88             --    2009
                                                                                 10.11              7.30             --    2008
                                                                                 10.03             10.11             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.70            $ 8.45          1,348    2009
                                                                                 11.80              6.70          1,467    2008
                                                                                 10.01             11.80             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.81            $ 9.21          3,672    2009
                                                                                 10.59              6.81          3,786    2008
                                                                                  9.97             10.59         14,282    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.39            $ 8.46             --    2009
                                                                                 11.42              6.39             --    2008
                                                                                  9.96             11.42          3,191    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 5.98            $ 7.93             --    2009
                                                                                   10.44              5.98             --    2008
                                                                                   10.01             10.44             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.54            $ 7.02             --    2009
                                                                                    9.91              5.54             --    2008
                                                                                   10.02              9.91          2,914    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.17            $ 7.66             --    2009
                                                                                   10.87              6.17             --    2008
                                                                                    9.95             10.87             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.29            $ 7.86             --    2009
                                                                                   12.22              6.29             --    2008
                                                                                    9.87             12.22             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.48            $10.70             --    2009
                                                                                   10.05              9.48             --    2008
                                                                                   10.00             10.05          2,903    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.61            $ 9.02             --    2009
                                                                                   11.20              6.61             --    2008
                                                                                    9.94             11.20          1,297    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.90            $ 7.52             --    2009
                                                                                   10.29              4.90             --    2008
                                                                                    9.99             10.29             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.98            $ 9.25        105,258    2009
                                                                                   10.16              6.98        105,337    2008
                                                                                   10.02             10.16        103,161    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.88             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.21            $ 7.65          3,707    2009
                                                                                   10.11              6.21          3,817    2008
                                                                                   10.00             10.11             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.65            $ 7.23             --    2009
                                                                                   10.02              5.65             --    2008
                                                                                   10.02             10.02             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.03            $ 8.62             --    2009
                                                                                   10.74              7.03             --    2008
                                                                                    9.98             10.74             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.47            $ 9.98             --    2009
                                                                                   10.21              9.47             --    2008
                                                                                    9.97             10.21             --    2007
                                                                                   10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.67            $ 9.22             --    2009
                                                                       10.98              6.67             --    2008
                                                                        9.99             10.98          1,324    2007
                                                                       10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.25            $10.04             --    2009
                                                                       10.26             10.25             --    2008
                                                                       10.01             10.26          1,537    2007
                                                                       10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.33            $ 8.58             --    2009
                                                                       10.23              6.33             --    2008
                                                                        9.94             10.23             --    2007
                                                                       10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.23            $ 6.93            833    2009
                                                                        8.36              5.23          1,046    2008
                                                                       10.06              8.36             --    2007
                                                                       10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.26            $ 7.72             --    2009
                                                                       10.24              6.26             --    2008
                                                                        9.97             10.24          2,120    2007
                                                                       10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.11            $ 7.82             --    2009
                                                                       10.03              6.11             --    2008
                                                                       10.03             10.03             --    2007
                                                                       10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.52            $ 8.85        219,510    2009
                                                                       10.89              7.52        277,062    2008
                                                                        9.99             10.89        396,461    2007
                                                                       10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.56            $ 8.44             --    2009
                                                                       10.50              6.56             --    2008
                                                                        9.96             10.50             --    2007
                                                                       10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.41            $ 9.42             --    2009
                                                                       10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.47          1,360    2009
                                                                       10.00              6.56          1,470    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.94             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.57            $ 8.59          3,259    2009
                                                                       10.00              7.57          3,145    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.20          2,469    2009
   Service Shares                                                      10.00             10.56          2,221    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.71          3,584    2009
   Service Shares                                                      10.00              7.45          3,941    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.28          4,390    2009
                                                                       10.00              7.22          5,307    2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.80            $10.79        13,309     2009
                                                                                   10.72              8.80            --     2008
                                                                                    9.95             10.72            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.19            $10.26         3,310     2009
                                                                                   13.22              7.19         4,049     2008
                                                                                    9.91             13.22         2,788     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.66            $ 7.42            --     2009
                                                                                    9.75              5.66            --     2008
                                                                                    9.95              9.75            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.32            $ 7.57            --     2009
   Class II                                                                         9.94              6.32            --     2008
                                                                                   10.00              9.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.40            --     2009
   Class I                                                                          9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.63            $ 9.01            --     2009
                                                                                   10.77              6.63            --     2008
                                                                                    9.93             10.77            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.97            $ 8.62            --     2009
                                                                                   10.69              6.97            --     2008
                                                                                    9.95             10.69            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.69            $ 8.85         2,562     2009
                                                                                   10.14              7.69         2,527     2008
                                                                                    9.98             10.14         2,891     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.52            $ 9.76            --     2009
                                                                                   12.38              7.52            --     2008
                                                                                    9.93             12.38            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.55            $ 6.59            --     2009
                                                                                   10.07              5.55            --     2008
                                                                                    9.96             10.07            --     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.85            $ 8.24            --     2009
                                                                                   11.02              5.85            --     2008
                                                                                    9.91             11.02            --     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.04            $ 8.23         2,036     2009
                                                                                   10.37              6.04         2,440     2008
                                                                                   10.01             10.37            --     2007
                                                                                   10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.09            $ 7.61         5,157     2009
                                                                              10.15              6.09         5,611     2008
                                                                               9.98             10.15            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.85            $ 7.83           739     2009
                                                                               9.67              5.85           861     2008
                                                                              10.04              9.67         2,245     2007
                                                                              10.00             10.04            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.12            $ 6.61            --     2009
                                                                              10.32              5.12            --     2008
                                                                               9.96             10.32            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.65            $10.27            --     2009
                                                                              10.53              8.65            --     2008
                                                                               9.97             10.53            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.58            $10.39         1,096     2009
                                                                              10.14              7.58         1,283     2008
                                                                              10.03             10.14            --     2007
                                                                              10.00             10.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.14            $11.34           951     2009
                                                                              10.59             12.14           783     2008
                                                                               9.88             10.59         2,761     2007
                                                                              10.00              9.88            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.20            $11.29         7,908     2009
                                                                              10.48             10.20         7,353     2008
                                                                               9.99             10.48        16,747     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.83            $12.07         2,300     2009
                                                                              10.58             10.83         2,166     2008
                                                                               9.96             10.58         2,766     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ -- 100(R) Fund                                                $ 6.41            $ 9.51            --     2009
                                                                              11.29              6.41            --     2008
                                                                               9.81             11.29            --     2007
                                                                              10.00              9.81            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.32            $ 9.73            --     2009
                                                                              10.68              6.32            --     2008
                                                                               9.93             10.68         2,691     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.60            $ 9.20            --     2009
                                                                              10.82              6.60            --     2008
                                                                               9.93             10.82            --     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.56            $11.31           498     2009
                                                                              14.34              6.56           776     2008
                                                                               9.94             14.34           521     2007
                                                                              10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.33            $ 8.77            --     2009
                                                           9.70              7.33            --     2008
                                                          10.00              9.70            --     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.63            $ 9.11            --     2009
                                                          11.32              5.63            --     2008
                                                           9.93             11.32            --     2007
                                                          10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 5.99            $ 7.52            --     2009
                                                           9.55              5.99            --     2008
                                                          10.01              9.55         3,718     2007
                                                          10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------

             GUARANTEED INCOME ADVANTAGE OR PAYMENT OPTIMIZER PLUS
                   (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.67            $ 6.76            --     2009
                                                                            9.92              4.67            --     2008
                                                                            9.99              9.92            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.17            $ 7.32            --     2009
                                                                           10.96              6.17            --     2008
                                                                            9.99             10.96            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.22            $ 9.08            --     2009
                                                                           10.56              7.22            --     2008
                                                                            9.97             10.56            --     2007
                                                                           10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.61            $ 8.73        34,148     2009
                                                                           11.34              6.61        39,913     2008
                                                                           10.12             11.34        35,165     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.95            $ 8.48        67,217     2009
                                                                           10.17              6.95        72,635     2008
                                                                           10.00             10.17        14,956     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.01            $ 9.01            --     2009
                                                                           11.68              6.01            --     2008
                                                                            9.95             11.68            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.97            $ 7.04            --     2009
                                                                           10.27              5.97            --     2008
                                                                           10.00             10.27            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.79            $ 6.30        62,824     2009
                                                                           10.46              4.79        73,138     2008
                                                                           10.12             10.46        88,687     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.51            $ 8.74            --     2009
                                                                           11.04              6.51            --     2008
                                                                            9.93             11.04            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.99            $ 8.30            --     2009
                                                                           11.25              5.99            --     2008
                                                                           10.11             11.25            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.27            $11.09        71,000     2009
                                                                           10.66             10.27        66,445     2008
                                                                            9.93             10.66            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.15            $ 7.88            --     2009
                                                                            9.95              6.15            --     2008
                                                                           10.01              9.95            --     2007
                                                                           10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.02            $10.68        219,347    2009
                                                                                 11.46              9.02        224,018    2008
                                                                                 10.02             11.46        128,891    2007
                                                                                 10.00             10.02          4,846    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.09            $ 7.55             --    2009
                                                                                 10.51              6.09             --    2008
                                                                                  9.93             10.51             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.72            $ 7.17             --    2009
                                                                                  9.76              5.72             --    2008
                                                                                 10.08              9.76             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.85            $ 8.50            830    2009
                                                                                 11.55              6.85            830    2008
                                                                                 10.04             11.55             28    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.05            $ 8.17         26,041    2009
   Class B                                                                       11.98              6.05         31,177    2008
                                                                                 10.22             11.98         33,593    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.11            $10.06         19,867    2009
                                                                                  9.97              7.11         23,713    2008
                                                                                 10.02              9.97         26,766    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.40            $10.17            414    2009
                                                                                 10.33              9.40            414    2008
                                                                                  9.94             10.33             15    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.70            $10.83             --    2009
                                                                                 10.83              7.70             --    2008
                                                                                  9.89             10.83             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.34            $10.96             --    2009
                                                                                 10.14              7.34             --    2008
                                                                                 10.03             10.14             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.73            $ 8.51         24,565    2009
                                                                                 11.83              6.73         27,272    2008
                                                                                 10.01             11.83            146    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.85            $ 9.28         49,899    2009
                                                                                 10.62              6.85         51,815    2008
                                                                                  9.97             10.62         49,186    2007
                                                                                 10.00              9.97            214    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.43            $ 8.53            950    2009
                                                                                 11.45              6.43          1,070    2008
                                                                                  9.96             11.45         29,847    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 6.01            $ 7.99             --    2009
                                                                                   10.46              6.01             --    2008
                                                                                   10.01             10.46             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.56            $ 7.08             --    2009
                                                                                    9.93              5.56             --    2008
                                                                                   10.02              9.93         26,587    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.20            $ 7.72             --    2009
                                                                                   10.90              6.20             --    2008
                                                                                    9.95             10.90             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.32            $ 7.92             --    2009
                                                                                   12.25              6.32             --    2008
                                                                                    9.87             12.25             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.52            $10.77             --    2009
                                                                                   10.07              9.52             --    2008
                                                                                   10.00             10.07         26,590    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.64            $ 9.09            808    2009
                                                                                   11.23              6.64            808    2008
                                                                                    9.94             11.23         11,910    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.92            $ 7.58             --    2009
                                                                                   10.32              4.92             --    2008
                                                                                    9.99             10.32             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.02            $ 9.32        346,917    2009
                                                                                   10.18              7.02        365,530    2008
                                                                                   10.02             10.18        293,228    2007
                                                                                   10.00             10.02         14,285    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.22            $ 7.93        117,114    2009
                                                                                    9.90              6.22        118,934    2008
                                                                                   10.00              9.90          8,092    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.25            $ 7.71         64,703    2009
                                                                                   10.14              6.25         69,327    2008
                                                                                   10.00             10.14             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.68            $ 7.29             --    2009
                                                                                   10.05              5.68             --    2008
                                                                                   10.03             10.05             --    2007
                                                                                   10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.07            $ 8.68             --    2009
                                                                                   10.76              7.07             --    2008
                                                                                    9.98             10.76             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.52            $10.06             --    2009
                                                                                   10.24              9.52             --    2008
                                                                                    9.98             10.24             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.71            $ 9.29              --   2009
                                                                       11.01              6.71              --   2008
                                                                        9.99             11.01          12,048   2007
                                                                       10.00              9.99              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.30            $10.12              --   2009
                                                                       10.29             10.30              --   2008
                                                                       10.01             10.29              --   2007
                                                                       10.00             10.01              --   2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                            $ 9.98            $ 9.80              --   2009
                                                                       10.00              9.98              --   2008
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.36            $ 8.65              --   2009
                                                                       10.26              6.36              --   2008
                                                                        9.94             10.26              --   2007
                                                                       10.00              9.94              --   2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.25            $ 6.99          15,103   2009
                                                                        8.39              5.25          18,304   2008
                                                                       10.06              8.39             163   2007
                                                                       10.00             10.06              --   2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.29            $ 7.78              --   2009
                                                                       10.26              6.29              --   2008
                                                                        9.97             10.26          19,310   2007
                                                                       10.00              9.97              --   2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.15            $ 7.88              --   2009
                                                                       10.06              6.15              --   2008
                                                                       10.03             10.06              --   2007
                                                                       10.00             10.03              --   2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.56            $ 8.92       1,516,124   2009
                                                                       10.92              7.56       1,514,694   2008
                                                                        9.99             10.92         949,257   2007
                                                                       10.00              9.99           6,447   2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.60            $ 8.50              --   2009
                                                                       10.53              6.60              --   2008
                                                                        9.96             10.53              --   2007
                                                                       10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.45              --   2009
                                                                       10.00              6.42              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.50          23,673   2009
                                                                       10.00              6.56          26,939   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.01            $ 8.98              --   2009
                                                                       10.00              7.01              --   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.62          57,518   2009
                                                                       10.00              7.58          57,289   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.24          43,608   2009
   Service Shares                                                      10.00             10.56          40,794   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.75          62,373   2009
   Service Shares                                                      10.00              7.45          71,231   2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.23            $10.31          77,135   2009
                                                                       10.00              7.23          96,399   2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.84            $10.88        28,634     2009
                                                                                   10.75              8.84        29,664     2008
                                                                                    9.96             10.75        24,907     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.23            $10.34        58,054     2009
                                                                                   13.26              7.23        72,505     2008
                                                                                    9.91             13.26        25,349     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.69            $ 7.48            --     2009
                                                                                    9.78              5.69            --     2008
                                                                                    9.95              9.78            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.35            $ 7.62         3,101     2009
   Class II                                                                         9.96              6.35         3,323     2008
                                                                                   10.00              9.96         3,096     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.88            $ 7.45           970     2009
   Class I                                                                          9.46              5.88           970     2008
                                                                                   10.00              9.46            35     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.66            $ 9.08            --     2009
                                                                                   10.79              6.66            --     2008
                                                                                    9.93             10.79            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 7.01            $ 8.69            --     2009
                                                                                   10.72              7.01            --     2008
                                                                                    9.95             10.72            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.73            $ 8.92        49,052     2009
                                                                                   10.16              7.73        50,570     2008
                                                                                    9.98             10.16        22,092     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.56            $ 9.84            --     2009
                                                                                   12.41              7.56            --     2008
                                                                                    9.94             12.41            --     2007
                                                                                   10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.58            $ 6.64        24,585     2009
                                                                                   10.10              5.58        24,718     2008
                                                                                    9.97             10.10        15,438     2007
                                                                                   10.00              9.97         6,330     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.88            $ 8.30            --     2009
                                                                                   11.05              5.88            --     2008
                                                                                    9.91             11.05            --     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.08            $ 8.29        35,841     2009
                                                                                   10.40              6.08        43,623     2008
                                                                                   10.01             10.40            --     2007
                                                                                   10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.12            $ 7.67         90,328    2009
                                                                              10.18              6.12        100,666    2008
                                                                               9.98             10.18             --    2007
                                                                              10.00              9.98             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.89            $ 7.89         13,736    2009
                                                                               9.69              5.89         16,299    2008
                                                                              10.04              9.69         20,444    2007
                                                                              10.00             10.04             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.15            $ 6.67             --    2009
                                                                              10.34              5.15             --    2008
                                                                               9.96             10.34             --    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.70            $10.35             --    2009
                                                                              10.56              8.70             --    2008
                                                                               9.97             10.56             --    2007
                                                                              10.00              9.97             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.62            $10.47         19,098    2009
                                                                              10.17              7.62         23,779    2008
                                                                              10.03             10.17             --    2007
                                                                              10.00             10.03             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.20            $11.43         17,303    2009
                                                                              10.62             12.20         14,578    2008
                                                                               9.88             10.62         25,429    2007
                                                                              10.00              9.88             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.25            $11.38        138,738    2009
                                                                              10.51             10.25        134,752    2008
                                                                               9.99             10.51        152,847    2007
                                                                              10.00              9.99             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.89            $12.16         41,292    2009
                                                                              10.61             10.89         40,492    2008
                                                                               9.96             10.61         25,470    2007
                                                                              10.00              9.96             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.44            $ 9.59             --    2009
                                                                              11.32              6.44             --    2008
                                                                               9.81             11.32             --    2007
                                                                              10.00              9.81             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.36            $ 9.80             --    2009
                                                                              10.71              6.36             --    2008
                                                                               9.93             10.71         24,610    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.64            $ 9.27             --    2009
                                                                              10.85              6.64             --    2008
                                                                               9.93             10.85             --    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.59            $11.39          9,607    2009
                                                                              14.38              6.59         14,701    2008
                                                                               9.94             14.38          5,403    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.36            $ 8.83        10,682     2009
                                                           9.72              7.36        10,855     2008
                                                          10.00              9.72         9,173     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.66            $ 9.18            --     2009
                                                          11.35              5.66            --     2008
                                                           9.93             11.35            --     2007
                                                          10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 6.02            $ 7.58            --     2009
                                                           9.58              6.02            --     2008
                                                          10.01              9.58        34,068     2007
                                                          10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.66            $ 6.73            --     2009
                                                                            9.91              4.66            --     2008
                                                                            9.99              9.91            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.15            $ 7.29            --     2009
                                                                           10.94              6.15            --     2008
                                                                            9.99             10.94            --     2007
                                                                           10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.20            $ 9.04            --     2009
                                                                           10.54              7.20            --     2008
                                                                            9.97             10.54            --     2007
                                                                           10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.59            $ 8.69         3,713     2009
                                                                           11.32              6.59         4,732     2008
                                                                           10.12             11.32         4,969     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.94            $ 8.45        12,453     2009
                                                                           10.17              6.94        13,389     2008
                                                                           10.00             10.17         1,891     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.99            $ 8.97            --     2009
                                                                           11.66              5.99            --     2008
                                                                            9.95             11.66            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.95            $ 7.00            --     2009
                                                                           10.26              5.95            --     2008
                                                                           10.00             10.26            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.77            $ 6.27         6,861     2009
                                                                           10.44              4.77         8,753     2008
                                                                           10.12             10.44        12,558     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.49            $ 8.70            --     2009
                                                                           11.03              6.49            --     2008
                                                                            9.93             11.03            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.98            $ 8.26            --     2009
                                                                           11.24              5.98            --     2008
                                                                           10.11             11.24            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.24            $11.04         7,758     2009
                                                                           10.64             10.24         7,802     2008
                                                                            9.93             10.64            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 6.13            $ 7.85            --     2009
                                                                            9.94              6.13            --     2008
                                                                           10.01              9.94            --     2007
                                                                           10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 8.99            $10.63        113,087    2009
                                                                                 11.44              8.99         80,842    2008
                                                                                 10.02             11.44         31,117    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.07            $ 7.51             --    2009
                                                                                 10.49              6.07             --    2008
                                                                                  9.93             10.49             --    2007
                                                                                 10.00              9.93             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 5.70            $ 7.14             --    2009
                                                                                  9.75              5.70             --    2008
                                                                                 10.08              9.75             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.83            $ 8.46             --    2009
                                                                                 11.53              6.83             --    2008
                                                                                 10.04             11.53             --    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 6.03            $ 8.13          2,632    2009
   Class B                                                                       11.96              6.03          3,483    2008
                                                                                 10.22             11.96          4,695    2007
                                                                                 10.00             10.22             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.09            $10.01          2,156    2009
                                                                                  9.95              7.09          2,811    2008
                                                                                 10.02              9.95          3,806    2007
                                                                                 10.00             10.02             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.37            $10.12             --    2009
                                                                                 10.32              9.37             --    2008
                                                                                  9.94             10.32             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.67            $10.78             --    2009
                                                                                 10.81              7.67             --    2008
                                                                                  9.89             10.81             --    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.32            $10.91             --    2009
                                                                                 10.12              7.32             --    2008
                                                                                 10.03             10.12             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.71            $ 8.47          2,550    2009
                                                                                 11.81              6.71          3,142    2008
                                                                                 10.01             11.81             --    2007
                                                                                 10.00             10.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.83            $ 9.24          7,777    2009
                                                                                 10.60              6.83          6,100    2008
                                                                                  9.97             10.60             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.41            $ 8.49             --    2009
                                                                                 11.43              6.41             --    2008
                                                                                  9.96             11.43          4,124    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 5.99            $ 7.96             --    2009
                                                                                   10.45              5.99             --    2008
                                                                                   10.01             10.45             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 5.55            $ 7.05             --    2009
                                                                                    9.92              5.55             --    2008
                                                                                   10.02              9.92          3,780    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.18            $ 7.68             --    2009
                                                                                   10.88              6.18             --    2008
                                                                                    9.95             10.88             --    2007
                                                                                   10.00              9.95             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.30            $ 7.89             --    2009
                                                                                   12.23              6.30             --    2008
                                                                                    9.87             12.23             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.50            $10.73             --    2009
                                                                                   10.06              9.50             --    2008
                                                                                   10.00             10.06          3,770    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 6.62            $ 9.05             --    2009
                                                                                   11.21              6.62             --    2008
                                                                                    9.94             11.21          1,679    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.91            $ 7.54             --    2009
                                                                                   10.30              4.91             --    2008
                                                                                    9.99             10.30             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.00            $ 9.28        191,727    2009
                                                                                   10.17              7.00        133,438    2008
                                                                                   10.02             10.17         77,714    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.90         48,022    2009
                                                                                    9.89              6.20         50,070    2008
                                                                                   10.00              9.89         29,713    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.23            $ 7.67          6,991    2009
                                                                                   10.12              6.23          8,280    2008
                                                                                   10.00             10.12             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.66            $ 7.26             --    2009
                                                                                   10.03              5.66             --    2008
                                                                                   10.02             10.03             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 7.05            $ 8.64             --    2009
                                                                                   10.75              7.05             --    2008
                                                                                    9.98             10.75             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.49            $10.01             --    2009
                                                                                   10.23              9.49             --    2008
                                                                                    9.98             10.23             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                               $ 6.69            $ 9.25             --    2009
                                                                       11.00              6.69             --    2008
                                                                        9.99             11.00          1,708    2007
                                                                       10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                   $10.27            $10.07             --    2009
                                                                       10.27             10.27          3,965    2008
                                                                       10.01             10.27             --    2007
                                                                       10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                            $ 9.97            $ 9.77             --    2009
                                                                       10.00              9.97        170,910    2008
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                        $ 6.34            $ 8.61             --    2009
                                                                       10.24              6.34             --    2008
                                                                        9.94             10.24             --    2007
                                                                       10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                       $ 5.24            $ 6.95          1,536    2009
                                                                        8.37              5.24          2,148    2008
                                                                       10.06              8.37             --    2007
                                                                       10.00             10.06             --    2006
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                               $ 6.27            $ 7.75             --    2009
                                                                       10.25              6.27             --    2008
                                                                        9.97             10.25          2,744    2007
                                                                       10.00              9.97             --    2006
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                             $ 6.13            $ 7.84             --    2009
                                                                       10.04              6.13             --    2008
                                                                       10.03             10.04             --    2007
                                                                       10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                 $ 7.53            $ 8.88        656,374    2009
                                                                       10.90              7.53        588,491    2008
                                                                        9.99             10.90        327,626    2007
                                                                       10.00              9.99          7,225    2006
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                  $ 6.58            $ 8.47             --    2009
                                                                       10.52              6.58             --    2008
                                                                        9.96             10.52             --    2007
                                                                       10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                      $ 6.42            $ 9.43             --    2009
                                                                       10.00              6.42             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares              $ 6.56            $ 8.48          2,526    2009
                                                                       10.00              6.56          3,220    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                    $ 7.00            $ 8.96             --    2009
                                                                       10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares         $ 7.58            $ 8.61          6,197    2009
                                                                       10.00              7.58          6,868    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --             $10.56            $11.21          4,758    2009
   Service Shares                                                      10.00             10.56          4,773    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --           $ 7.45            $ 9.73          6,663    2009
   Service Shares                                                      10.00              7.45          8,446    2008
---------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                    $ 7.22            $10.29          8,318    2009
                                                                       10.00              7.22         11,522    2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.81            $10.82         6,709     2009
                                                                                   10.74              8.81         5,385     2008
                                                                                    9.95             10.74         1,909     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.21            $10.30         6,281     2009
                                                                                   13.24              7.21         8,663     2008
                                                                                    9.91             13.24         3,570     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.67            $ 7.45            --     2009
                                                                                    9.76              5.67            --     2008
                                                                                    9.95              9.76            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio --              $ 6.33            $ 7.59            --     2009
   Class II                                                                         9.95              6.33            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.86            $ 7.42            --     2009
   Class I                                                                          9.45              5.86            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.64            $ 9.04            --     2009
                                                                                   10.78              6.64            --     2008
                                                                                    9.93             10.78            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.99            $ 8.65            --     2009
                                                                                   10.70              6.99            --     2008
                                                                                    9.95             10.70            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.71            $ 8.88         6,951     2009
                                                                                   10.15              7.71         6,916     2008
                                                                                    9.98             10.15         1,883     2007
                                                                                   10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 7.54            $ 9.79            --     2009
                                                                                   12.39              7.54            --     2008
                                                                                    9.94             12.39            --     2007
                                                                                   10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.56            $ 6.61         3,500     2009
                                                                                   10.08              5.56         3,663     2008
                                                                                    9.96             10.08         2,763     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.86            $ 8.26            --     2009
                                                                                   11.03              5.86            --     2008
                                                                                    9.91             11.03            --     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         $ 6.06            $ 8.26         3,886     2009
                                                                                   10.38              6.06         5,199     2008
                                                                                   10.01             10.38            --     2007
                                                                                   10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 6.10            $ 7.64         9,775     2009
                                                                              10.17              6.10        12,097     2008
                                                                               9.98             10.17            --     2007
                                                                              10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.87            $ 7.85         1,369     2009
                                                                               9.68              5.87         1,843     2008
                                                                              10.04              9.68         2,899     2007
                                                                              10.00             10.04            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 5.13            $ 6.63            --     2009
                                                                              10.33              5.13            --     2008
                                                                               9.96             10.33            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.67            $10.30            --     2009
                                                                              10.55              8.67            --     2008
                                                                               9.97             10.55            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.60            $10.42         2,072     2009
                                                                              10.15              7.60         2,765     2008
                                                                              10.03             10.15            --     2007
                                                                              10.00             10.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.16            $11.37         1,868     2009
                                                                              10.60             12.16         1,651     2008
                                                                               9.88             10.60         3,592     2007
                                                                              10.00              9.88            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.22            $11.32        15,132     2009
                                                                              10.49             10.22        15,846     2008
                                                                               9.99             10.49        21,696     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.86            $12.11         4,414     2009
                                                                              10.59             10.86         4,647     2008
                                                                               9.96             10.59         3,588     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.42            $ 9.54            --     2009
                                                                              11.30              6.42            --     2008
                                                                               9.81             11.30            --     2007
                                                                              10.00              9.81            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.34            $ 9.76            --     2009
                                                                              10.69              6.34            --     2008
                                                                               9.93             10.69         3,490     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.62            $ 9.23            --     2009
                                                                              10.83              6.62            --     2008
                                                                               9.93             10.83            --     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 6.57            $11.34           951     2009
                                                                              14.36              6.57         1,648     2008
                                                                               9.94             14.36           671     2007
                                                                              10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.34            $ 8.79         1,351     2009
                                                           9.71              7.34           371     2008
                                                          10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $ 5.64            $ 9.13            --     2009
                                                          11.33              5.64            --     2008
                                                           9.93             11.33            --     2007
                                                          10.00              9.93            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 6.00            $ 7.54            --     2009
                                                           9.56              6.00            --     2008
                                                          10.01              9.56         4,841     2007
                                                          10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------

           LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 5.39            $ 7.78             --    2009
                                                                           11.47              5.39             --    2008
                                                                           11.58             11.47             --    2007
                                                                           10.50             11.58             --    2006
                                                                           10.50             10.50             --    2005
                                                                           10.00             10.50             --    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 6.77            $ 8.01             --    2009
                                                                           12.05              6.77             --    2008
                                                                           11.01             12.05             --    2007
                                                                           10.60             11.01             --    2006
                                                                           10.60             10.60             --    2005
                                                                           10.00             10.60             --    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 7.75            $ 9.71             --    2009
                                                                           11.35              7.75             --    2008
                                                                           10.75             11.35             --    2007
                                                                           10.00             10.75             --    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 8.70            $11.46         34,346    2009
                                                                           14.97              8.70         38,054    2008
                                                                           13.39             14.97         60,328    2007
                                                                           10.72             13.39             --    2006
                                                                           10.72             10.72             --    2005
                                                                           10.00             10.72             --    2004
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.93            $ 8.43         31,410    2009
                                                                           10.16              6.93         33,863    2008
                                                                           10.00             10.16         42,202    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 6.77            $10.13             --    2009
                                                                           13.19              6.77             --    2008
                                                                           11.26             13.19             --    2007
                                                                           10.63             11.26             --    2006
                                                                           10.63             10.63             --    2005
                                                                           10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 7.12            $ 8.37             --    2009
                                                                           12.28              7.12             --    2008
                                                                           11.99             12.28             --    2007
                                                                           10.49             11.99             --    2006
                                                                           10.49             10.49             --    2005
                                                                           10.00             10.49             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 6.62            $ 8.69         64,980    2009
                                                                           14.50              6.62         71,633    2008
                                                                           14.06             14.50        144,972    2007
                                                                           10.65             14.06             --    2006
                                                                           10.65             10.65             --    2005
                                                                           10.00             10.65             --    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.92            $ 9.27             --    2009
                                                                           11.77              6.92             --    2008
                                                                           10.61             11.77             --    2007
                                                                           10.93             10.61             --    2006
                                                                           10.93             10.93             --    2005
                                                                           10.00             10.93             --    2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 5.54            $ 7.65             --    2009
                                                                                 10.44              5.54             --    2008
                                                                                  9.40             10.44             --    2007
                                                                                 10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.20            $10.99         85,034    2009
                                                                                 10.61             10.20         75,720    2008
                                                                                  9.92             10.61             --    2007
                                                                                  9.99              9.92             --    2006
                                                                                  9.99              9.99             --    2005
                                                                                 10.00              9.99             --    2004
-------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 7.61            $ 9.73             --    2009
                                                                                 12.34              7.61             --    2008
                                                                                 12.44             12.34             --    2007
                                                                                 10.47             12.44             --    2006
                                                                                 10.47             10.47             --    2005
                                                                                 10.00             10.47             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.54            $12.46        391,185    2009
                                                                                 13.44             10.54        417,991    2008
                                                                                 11.78             13.44        481,399    2007
                                                                                 10.36             11.78             --    2006
                                                                                 10.36             10.36             --    2005
                                                                                 10.00             10.36             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 6.91            $ 8.55             --    2009
                                                                                 11.97              6.91             --    2008
                                                                                 11.34             11.97             --    2007
                                                                                 10.86             11.34             --    2006
                                                                                 10.86             10.86             --    2005
                                                                                 10.00             10.86             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 6.54            $ 8.18             --    2009
                                                                                 11.20              6.54             --    2008
                                                                                 11.59             11.20             --    2007
                                                                                 10.57             11.59             --    2006
                                                                                 10.57             10.57             --    2005
                                                                                 10.00             10.57             --    2004
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 7.49            $ 9.26             --    2009
                                                                                 12.65              7.49             --    2008
                                                                                 11.03             12.65             --    2007
                                                                                 10.64             11.03             --    2006
                                                                                 10.64             10.64             --    2005
                                                                                 10.00             10.64             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 7.90            $10.64         25,770    2009
   Class B                                                                       15.69              7.90         29,465    2008
                                                                                 13.42             15.69         57,588    2007
                                                                                 11.15             13.42             --    2006
                                                                                 11.15             11.15             --    2005
                                                                                 10.00             11.15             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $ 7.31            $10.30        25,538     2009
                                                                         10.27              7.31        29,270     2008
                                                                         10.34             10.27        58,561     2007
                                                                         10.03             10.34            --     2006
                                                                         10.03             10.03            --     2005
                                                                         10.00             10.03            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $ 9.79            $10.56            --     2009
                                                                         10.79              9.79            --     2008
                                                                         10.40             10.79            --     2007
                                                                         10.65             10.40            --     2006
                                                                         10.65             10.65            --     2005
                                                                         10.00             10.65            --     2004
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $ 8.37            $11.75            --     2009
                                                                         11.81              8.37            --     2008
                                                                         10.82             11.81            --     2007
                                                                         10.47             10.82            --     2006
                                                                         10.47             10.47            --     2005
                                                                         10.00             10.47            --     2004
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $ 7.94            $11.84            --     2009
                                                                         11.00              7.94            --     2008
                                                                         10.92             11.00            --     2007
                                                                         10.10             10.92            --     2006
                                                                         10.10             10.10            --     2005
                                                                         10.00             10.10            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 7.94            $10.02        23,764     2009
                                                                         14.00              7.94        25,271     2008
                                                                         11.88             14.00            --     2007
                                                                         10.61             11.88            --     2006
                                                                         10.61             10.61            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 7.09            $ 9.58        81,578     2009
                                                                         11.01              7.09        92,974     2008
                                                                         10.37             11.01        88,655     2007
                                                                         10.00             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 7.46            $ 9.87         3,358     2009
                                                                         13.32              7.46         3,599     2008
                                                                         11.62             13.32        56,453     2007
                                                                         10.68             11.62            --     2006
                                                                         10.68             10.68            --     2005
                                                                         10.00             10.68            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.20            $ 9.56            --     2009
                                                                         12.57              7.20            --     2008
                                                                         12.06             12.57            --     2007
                                                                         10.84             12.06            --     2006
                                                                         10.84             10.84            --     2005
                                                                         10.00             10.84            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.81            $ 8.64          3,061    2009
                                                                                   12.18              6.81          3,167    2008
                                                                                   12.32             12.18         48,990    2007
                                                                                   10.51             12.32             --    2006
                                                                                   10.51             10.51             --    2005
                                                                                   10.00             10.51             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.22            $ 8.95             --    2009
                                                                                   12.71              7.22             --    2008
                                                                                   11.63             12.71             --    2007
                                                                                   10.55             11.63             --    2006
                                                                                   10.55             10.55             --    2005
                                                                                   10.00             10.55             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.98            $ 8.72             --    2009
                                                                                   13.55              6.98             --    2008
                                                                                   10.95             13.55             --    2007
                                                                                   10.52             10.95             --    2006
                                                                                   10.52             10.52             --    2005
                                                                                   10.00             10.52             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $ 9.48            $10.70          2,484    2009
                                                                                   10.05              9.48          2,205    2008
                                                                                   10.00             10.05         59,995    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.78            $10.62          1,251    2009
                                                                                   13.19              7.78          1,379    2008
                                                                                   11.70             13.19         22,867    2007
                                                                                   10.66             11.70             --    2006
                                                                                   10.66             10.66             --    2005
                                                                                   10.00             10.66             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 5.97            $ 9.17             --    2009
                                                                                   12.55              5.97             --    2008
                                                                                   12.19             12.55             --    2007
                                                                                   10.75             12.19             --    2006
                                                                                   10.75             10.75             --    2005
                                                                                   10.00             10.75             --    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 7.98            $10.57        749,969    2009
                                                                                   11.61              7.98        865,565    2008
                                                                                   11.45             11.61        766,092    2007
                                                                                    9.91             11.45             --    2006
                                                                                    9.91              9.91             --    2005
                                                                                   10.00              9.91             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.20            $ 7.88        226,163    2009
                                                                                    9.89              6.20        277,197    2008
                                                                                   10.00              9.89        217,894    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.74            $ 8.30         71,036    2009
                                                                                   10.97              6.74         73,090    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.19            $ 7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 8.39            $10.28              --   2009
                                                         12.81              8.39              --   2008
                                                         11.91             12.81              --   2007
                                                         10.34             11.91              --   2006
                                                         10.34             10.34              --   2005
                                                         10.00             10.34              --   2004
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $ 9.69            $10.21              --   2009
                                                         10.45              9.69              --   2008
                                                         10.21             10.45              --   2007
                                                         10.01             10.21              --   2006
                                                         10.01             10.01              --   2005
                                                         10.00             10.01              --   2004
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $ 7.44            $10.28           1,293   2009
                                                         12.25              7.44           1,449   2008
                                                         11.13             12.25          24,465   2007
                                                         10.51             11.13              --   2006
                                                         10.51             10.51              --   2005
                                                         10.00             10.51              --   2004
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.50            $10.28          22,090   2009
                                                         10.51             10.50           5,892   2008
                                                         10.25             10.51              --   2007
                                                         10.03             10.25              --   2006
                                                         10.03             10.03              --   2005
                                                         10.00             10.03              --   2004
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.05            $ 9.55              --   2009
                                                         11.39              7.05              --   2008
                                                         11.07             11.39              --   2007
                                                         10.39             11.07              --   2006
                                                         10.39             10.39              --   2005
                                                         10.00             10.39              --   2004
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $ 7.24            $ 9.60          12,406   2009
                                                         11.58              7.24          14,397   2008
                                                         13.92             11.58              --   2007
                                                         10.71             13.92              --   2006
                                                         10.71             10.71              --   2005
                                                         10.00             10.71              --   2004
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.38            $ 9.10           2,180   2009
                                                         12.06              7.38           2,177   2008
                                                         11.75             12.06          37,120   2007
                                                         10.42             11.75              --   2006
                                                         10.42             10.42              --   2005
                                                         10.00             10.42              --   2004
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 6.99            $ 8.94              --   2009
                                                         11.47              6.99              --   2008
                                                         11.47             11.47              --   2007
                                                         10.36             11.47              --   2006
                                                         10.36             10.36              --   2005
                                                         10.00             10.36              --   2004
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 7.94            $ 9.35       1,934,217   2009
                                                         11.51              7.94       2,038,127   2008
                                                         10.56             11.51       2,117,853   2007
                                                         10.00             10.56              --   2006
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 7.74            $ 9.95             --    2009
                                                                                   12.39              7.74             --    2008
                                                                                   11.74             12.39             --    2007
                                                                                   10.35             11.74             --    2006
                                                                                   10.35             10.35             --    2005
                                                                                   10.00             10.35             --    2004
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.42             --    2009
                                                                                   10.00              6.41             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.47         27,987    2009
                                                                                   10.00              6.56         30,648    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.94             --    2009
                                                                                   10.00              7.00             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.59         68,252    2009
                                                                                   10.00              7.57         65,391    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.56            $11.20         51,915    2009
   Service Shares                                                                  10.00             10.56         46,292    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.71         73,731    2009
   Service Shares                                                                  10.00              7.45         80,758    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.28         91,547    2009
                                                                                   10.00              7.22        109,905    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 9.93            $12.19         54,295    2009
                                                                                   12.11              9.93         33,032    2008
                                                                                   11.24             12.11         49,252    2007
                                                                                   10.42             11.24             --    2006
                                                                                   10.42             10.42             --    2005
                                                                                   10.00             10.42             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 8.14            $11.61         64,034    2009
                                                                                   14.96              8.14         76,415    2008
                                                                                   11.21             14.96         50,767    2007
                                                                                   10.51             11.21             --    2006
                                                                                   10.51             10.51             --    2005
                                                                                   10.00             10.51             --    2004
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 6.41            $ 8.41             --    2009
                                                                                   11.05              6.41             --    2008
                                                                                   11.27             11.05             --    2007
                                                                                   10.41             11.27             --    2006
                                                                                   10.41             10.41             --    2005
                                                                                   10.00             10.41             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.85            $ 7.40             --    2009
   Class I                                                                          9.45              5.85             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.30            $ 9.92             --    2009
                                                                                   11.86              7.30             --    2008
                                                                                   10.93             11.86             --    2007
                                                                                   10.43             10.93             --    2006
                                                                                   10.43             10.43             --    2005
                                                                                   10.00             10.43             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                 $ 8.10            $10.01            --     2009
                                                                         12.42              8.10            --     2008
                                                                         11.55             12.42            --     2007
                                                                         10.49             11.55            --     2006
                                                                         10.49             10.49            --     2005
                                                                         10.00             10.49            --     2004
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                    $ 8.55            $ 9.83        75,289     2009
                                                                         11.27              8.55        57,467     2008
                                                                         11.10             11.27        73,471     2007
                                                                         10.17             11.10            --     2006
                                                                         10.17             10.17            --     2005
                                                                         10.00             10.17            --     2004
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $ 9.70            $12.59            --     2009
                                                                         15.97              9.70            --     2008
                                                                         12.81             15.97            --     2007
                                                                         10.01             12.81            --     2006
                                                                         10.01             10.01            --     2005
                                                                         10.00             10.01            --     2004
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 6.06            $ 7.20        49,785     2009
                                                                         11.01              6.06        49,860     2008
                                                                         10.89             11.01        54,253     2007
                                                                         10.05             10.89            --     2006
                                                                         10.05             10.05            --     2005
                                                                         10.00             10.05            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 6.57            $ 9.25            --     2009
                                                                         12.37              6.57            --     2008
                                                                         11.12             12.37            --     2007
                                                                         10.57             11.12            --     2006
                                                                         10.57             10.57            --     2005
                                                                         10.00             10.57            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $ 7.35            $10.01        35,189     2009
                                                                         12.61              7.35        40,926     2008
                                                                         12.17             12.61            --     2007
                                                                         10.61             12.17            --     2006
                                                                         10.61             10.61            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 7.15            $ 8.95        91,687     2009
                                                                         11.93              7.15        98,042     2008
                                                                         11.73             11.93            --     2007
                                                                         10.46             11.73            --     2006
                                                                         10.46             10.46            --     2005
                                                                         10.00             10.46            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $ 6.91            $ 9.24        15,028     2009
                                                                         11.41              6.91        17,165     2008
                                                                         11.84             11.41        39,189     2007
                                                                         10.57             11.84            --     2006
                                                                         10.57             10.57            --     2005
                                                                         10.00             10.57            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 5.48            $ 7.09            --     2009
                                                                         11.05              5.48            --     2008
                                                                         10.67             11.05            --     2007
                                                                         10.63             10.67            --     2006
                                                                         10.63             10.63            --     2005
                                                                         10.00             10.63            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.97            $10.64             --    2009
                                                                              10.92              8.97             --    2008
                                                                              10.33             10.92             --    2007
                                                                              10.11             10.33             --    2006
                                                                              10.11             10.11             --    2005
                                                                              10.00             10.11             --    2004
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 8.13            $11.15         21,214    2009
                                                                              10.88              8.13         25,142    2008
                                                                              10.76             10.88             --    2007
                                                                              10.10             10.76             --    2006
                                                                              10.10             10.10             --    2005
                                                                              10.00             10.10             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.18            $11.38         22,560    2009
                                                                              10.63             12.18         17,678    2008
                                                                               9.91             10.63         57,114    2007
                                                                              10.03              9.91             --    2006
                                                                              10.03             10.03             --    2005
                                                                              10.00             10.03             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.35            $11.46        177,197    2009
                                                                              10.64             10.35        163,709    2008
                                                                              10.14             10.64        340,121    2007
                                                                               9.99             10.14             --    2006
                                                                               9.99              9.99             --    2005
                                                                              10.00              9.99             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.01            $12.27         49,668    2009
                                                                              10.76             11.01         46,311    2008
                                                                              10.13             10.76         56,230    2007
                                                                               9.98             10.13             --    2006
                                                                               9.98              9.98             --    2005
                                                                              10.00              9.98             --    2004
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 7.09            $10.54             --    2009
                                                                              12.50              7.09             --    2008
                                                                              10.86             12.50             --    2007
                                                                              10.51             10.86             --    2006
                                                                              10.51             10.51             --    2005
                                                                              10.00             10.51             --    2004
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 7.54            $11.60          2,298    2009
                                                                              12.74              7.54          2,831    2008
                                                                              11.84             12.74         46,786    2007
                                                                              10.67             11.84             --    2006
                                                                              10.67             10.67             --    2005
                                                                              10.00             10.67             --    2004
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 7.09            $ 9.87             --    2009
                                                                              11.61              7.09             --    2008
                                                                              10.66             11.61             --    2007
                                                                              10.76             10.66             --    2006
                                                                              10.76             10.76             --    2005
                                                                              10.00             10.76             --    2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 8.60            $14.83         8,520     2009
                                                          18.81              8.60        12,719     2008
                                                          13.04             18.81         8,255     2007
                                                          10.96             13.04            --     2006
                                                          10.96             10.96            --     2005
                                                          10.00             10.96            --     2004
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 7.33            $ 8.77        24,522     2009
                                                           9.70              7.33        25,516     2008
                                                          10.00              9.70        35,200     2007
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $ 7.15            $ 8.97         3,690     2009
                                                          11.39              7.15         3,747     2008
                                                          11.94             11.39        64,751     2007
                                                          10.53             11.94            --     2006
                                                          10.53             10.53            --     2005
                                                          10.00             10.53            --     2004
--------------------------------------------------------------------------------------------------------

           LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANTS) ELECTED




                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.45            $ 6.42            --     2009
                                                                            9.49              4.45            --     2008
                                                                           10.00              9.49            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.82            $ 6.88            --     2009
                                                                           10.38              5.82            --     2008
                                                                           10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.76            $ 8.46            --     2009
                                                                            9.91              6.76            --     2008
                                                                           10.00              9.91            --     2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 6.01            $ 7.91        11,028     2009
                                                                           10.35              6.01        11,672     2008
                                                                           10.00             10.35        19,408     2007
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.92            $ 8.41         3,325     2009
                                                                           10.16              6.92         3,645     2008
                                                                           10.00             10.16         4,183     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.87            $ 8.78            --     2009
                                                                           11.45              5.87            --     2008
                                                                           10.00             11.45            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.72            $ 6.72            --     2009
                                                                            9.88              5.72            --     2008
                                                                           10.00              9.88            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.48            $ 5.88        19,720     2009
                                                                            9.84              4.48        20,765     2008
                                                                           10.00              9.84        47,405     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 6.33            $ 8.47            --     2009
                                                                           10.78              6.33            --     2008
                                                                           10.00             10.78            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.58            $ 7.70            --     2009
                                                                           10.52              5.58            --     2008
                                                                           10.00             10.52            --     2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.12            $10.88        21,233     2009
                                                                           10.53             10.12        18,032     2008
                                                                           10.00             10.53            --     2007
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.81            $ 7.42            --     2009
                                                                            9.43              5.81            --     2008
                                                                           10.00              9.43            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 8.57            $10.12        22,002     2009
                                                                           10.94              8.57        21,217     2008
                                                                           10.00             10.94        25,733     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 5.77            $ 7.14            --     2009
                                                                           10.01              5.77            --     2008
                                                                           10.00             10.01            --     2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.41            $ 6.76            --     2009
                                                                            9.27              5.41            --     2008
                                                                           10.00              9.27            --     2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 6.58            $ 8.14            --     2009
                                                                                 11.14              6.58            --     2008
                                                                                 10.00             11.14            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 5.68            $ 7.65         7,551     2009
   Class B                                                                       11.30              5.68         8,269     2008
                                                                                 10.00             11.30        17,749     2007
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 6.95            $ 9.79         5,965     2009
                                                                                  9.78              6.95         6,538     2008
                                                                                 10.00              9.78        13,759     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 8.73            $ 9.41            --     2009
                                                                                  9.63              8.73            --     2008
                                                                                 10.00              9.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 7.23            $10.13            --     2009
                                                                                 10.20              7.23            --     2008
                                                                                 10.00             10.20            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.04            $10.48            --     2009
                                                                                  9.76              7.04            --     2008
                                                                                 10.00              9.76            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 6.30            $ 7.93         7,402     2009
                                                                                 11.10              6.30         7,599     2008
                                                                                 10.00             11.10            --     2007
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.46            $ 8.73        11,599     2009
                                                                                 10.06              6.46        12,368     2008
                                                                                 10.00             10.06        11,154     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 6.14            $ 8.12            --     2009
                                                                                 10.98              6.14            --     2008
                                                                                 10.00             10.98        15,287     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.69            $ 7.53            --     2009
                                                                                  9.93              5.69            --     2008
                                                                                 10.00              9.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio--Service Class 2                                  $ 5.24            $ 6.64            --     2009
                                                                                  9.39              5.24            --     2008
                                                                                 10.00              9.39        14,174     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 5.91            $ 7.32            --     2009
                                                                                 10.42              5.91            --     2008
                                                                                 10.00             10.42            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 6.06            $ 7.57            --     2009
                                                                                 11.78              6.06            --     2008
                                                                                 10.00             11.78            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.47            $10.67            --     2009
                                                                                 10.05              9.47            --     2008
                                                                                 10.00             10.05        13,459     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 6.22            $ 8.49            --     2009
                                                                                 10.56              6.22            --     2008
                                                                                 10.00             10.56         6,372     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.38            $ 6.72             --    2009
                                                                                    9.22              4.38             --    2008
                                                                                   10.00              9.22             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.62            $ 8.76        142,200    2009
                                                                                    9.64              6.62        152,581    2008
                                                                                   10.00              9.64        146,552    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.19            $ 7.86         20,437    2009
                                                                                    9.88              6.19         22,065    2008
                                                                                   10.00              9.88         25,823    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 5.88            $ 7.23         20,124    2009
                                                                                    9.58              5.88         19,802    2008
                                                                                   10.00              9.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.40            $ 6.91             --    2009
                                                                                    9.59              5.40             --    2008
                                                                                   10.00              9.59             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 6.68            $ 8.18             --    2009
                                                                                   10.21              6.68             --    2008
                                                                                   10.00             10.21             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.36            $ 9.86             --    2009
                                                                                   10.11              9.36             --    2008
                                                                                   10.00             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 6.20            $ 8.56             --    2009
                                                                                   10.22              6.20             --    2008
                                                                                   10.00             10.22          6,559    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.14            $ 9.92             --    2009
                                                                                   10.16             10.14             --    2008
                                                                                   10.00             10.16             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.16            $ 8.34             --    2009
                                                                                    9.97              6.16             --    2008
                                                                                   10.00              9.97             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.07            $ 6.72          4,357    2009
                                                                                    8.12              5.07          4,946    2008
                                                                                   10.00              8.12             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 6.00            $ 7.40             --    2009
                                                                                    9.83              6.00             --    2008
                                                                                   10.00              9.83         10,158    2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 5.76            $ 7.35             --    2009
                                                                                    9.45              5.76             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 7.19            $ 8.46        397,742    2009
                                                                                   10.43              7.19        406,559    2008
                                                                                   10.00             10.43        430,993    2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.31            $ 8.10             --    2009
                                                                                   10.10              6.31             --    2008
                                                                                   10.00             10.10             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.41            $ 9.41            --     2009
                                                                                   10.00              6.41            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.56            $ 8.46         6,897     2009
                                                                                   10.00              6.56         7,286     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.00            $ 8.93            --     2009
                                                                                   10.00              7.00            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.57            $ 8.58        16,840     2009
                                                                                   10.00              7.57        15,488     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.55            $11.18        12,851     2009
   Service Shares                                                                  10.00             10.55        10,906     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.45            $ 9.70        18,223     2009
   Service Shares                                                                  10.00              7.45        19,050     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.22            $10.26        22,606     2009
                                                                                   10.00              7.22        25,946     2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.45            $10.35        67,320     2009
                                                                                   10.31              8.45        68,394     2008
                                                                                   10.00             10.31        37,500     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 6.83            $ 9.74        17,971     2009
                                                                                   12.57              6.83        20,645     2008
                                                                                   10.00             12.57        13,497     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.54            $ 7.26            --     2009
                                                                                    9.56              5.54            --     2008
                                                                                   10.00              9.56            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 5.88            $ 7.42            --     2009
   Class I                                                                          9.50              5.88            --     2008
                                                                                   10.00              9.50            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.40            $ 8.69            --     2009
                                                                                   10.41              6.40            --     2008
                                                                                   10.00             10.41            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.68            $ 8.25            --     2009
                                                                                   10.25              6.68            --     2008
                                                                                   10.00             10.25            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 7.39            $ 8.49         2,046     2009
                                                                                    9.74              7.39         1,831     2008
                                                                                   10.00              9.74         1,289     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.65            $ 8.62            --     2009
                                                                                   10.96              6.65            --     2008
                                                                                   10.00             10.96            --     2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.34            $ 6.34        13,544     2009
                                                                                    9.70              5.34        13,312     2008
                                                                                   10.00              9.70         9,291     2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.61            $ 7.90            --     2009
                                                                                   10.59              5.61            --     2008
                                                                                   10.00             10.59            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 5.73            $ 7.79        11,137     2009
                                                                               9.84              5.73        12,360     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.84            $ 7.30        27,720     2009
                                                                               9.75              5.84        28,332     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.45            $ 7.28         4,032     2009
                                                                               9.01              5.45         4,471     2008
                                                                              10.00              9.01        11,082     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA--Service Shares                $ 4.95            $ 6.39            --     2009
                                                                               9.99              4.95            --     2008
                                                                              10.00              9.99            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.43            $ 9.99            --     2009
                                                                              10.28              8.43            --     2008
                                                                              10.00             10.28            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.35            $10.06         5,806     2009
                                                                               9.84              7.35         6,614     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.13            $11.32         5,035     2009
                                                                              10.59             12.13         3,804     2008
                                                                              10.00             10.59        12,899     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.11            $11.18        41,383     2009
                                                                              10.40             10.11        36,489     2008
                                                                              10.00             10.40        77,922     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.76            $11.98        12,028     2009
                                                                              10.52             10.76        10,685     2008
                                                                              10.00             10.52        12,896     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 6.19            $ 9.18            --     2009
                                                                              10.91              6.19            --     2008
                                                                              10.00             10.91            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 6.06            $ 9.31            --     2009
                                                                              10.25              6.06            --     2008
                                                                              10.00             10.25        12,981     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.45            $ 8.98            --     2009
                                                                              10.59              6.45            --     2008
                                                                              10.00             10.59            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 5.90            $10.16         2,898     2009
                                                                              12.92              5.90         4,058     2008
                                                                              10.00             12.92         2,677     2007
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.32            $ 8.75         3,999     2009
                                                                               9.69              7.32         3,869     2008
                                                                              10.00              9.69         3,751     2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 5.72            $ 7.17            --     2009
                                                                               9.13              5.72            --     2008
                                                                              10.00              9.13        18,025     2007
----------------------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED


                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $ 4.59            $ 6.68             --    2009
                                                                            9.70              4.59             --    2008
                                                                           10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.50            $ 6.56             --    2009
                                                                            9.72              5.50             --    2008
                                                                           10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $ 6.67            $ 8.42            805    2009
                                                                            9.69              6.67             --    2008
                                                                           10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $ 5.65            $ 7.50        197,587    2009
                                                                            9.65              5.65        188,009    2008
                                                                           10.00              9.65          6,437    2007
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 6.72            $ 8.23        136,789    2009
                                                                            9.78              6.72        121,228    2008
                                                                           10.00              9.78         13,759    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 5.08            $ 7.66          2,812    2009
                                                                            9.82              5.08          2,303    2008
                                                                           10.00              9.82             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 5.68            $ 6.73          3,487    2009
                                                                            9.72              5.68            845    2008
                                                                           10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 4.38            $ 5.79        300,833    2009
                                                                            9.52              4.38        300,592    2008
                                                                           10.00              9.52         14,986    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.80            $ 7.83             --    2009
                                                                            9.79              5.80             --    2008
                                                                           10.00              9.79             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 5.22            $ 7.26            360    2009
                                                                            9.75              5.22            417    2008
                                                                           10.00              9.75             --    2007
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $ 9.84            $10.68        443,421    2009
                                                                           10.16              9.84        327,257    2008
                                                                           10.00             10.16             --    2007
-------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 5.98            $ 7.71         18,710    2009
                                                                            9.63              5.98         15,752    2008
                                                                           10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $ 7.83            $ 9.32        813,640    2009
                                                                            9.90              7.83        751,301    2008
                                                                           10.00              9.90          3,524    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $ 5.67            $ 7.07             --    2009
                                                                            9.74              5.67             --    2008
                                                                           10.00              9.74             --    2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 5.70            $ 7.19          1,766    2009
                                                                            9.68              5.70            118    2008
                                                                           10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 5.79            $ 7.22         37,992    2009
                                                                                  9.71              5.79         26,010    2008
                                                                                 10.00              9.71             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 4.89            $ 6.64        152,217    2009
   Class B                                                                        9.64              4.89        158,465    2008
                                                                                 10.00              9.64          6,438    2007
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.19            $10.21        113,401    2009
                                                                                 10.02              7.19        104,510    2008
                                                                                 10.00             10.02          2,848    2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 8.76            $ 9.52             --    2009
                                                                                  9.58              8.76             --    2008
                                                                                 10.00              9.58             --    2007
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 6.92            $ 9.79            256    2009
                                                                                  9.69              6.92             --    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $ 7.27            $10.91            477    2009
                                                                                  9.99              7.27            575    2008
                                                                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $ 5.63            $ 7.16        130,118    2009
                                                                                  9.85              5.63        128,229    2008
                                                                                 10.00              9.85             --    2007
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $ 6.37            $ 8.68         70,178    2009
                                                                                  9.83              6.37         52,450    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $ 5.53            $ 7.37         80,340    2009
                                                                                  9.80              5.53         69,361    2008
                                                                                 10.00              9.80          5,361    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $ 5.40            $ 7.22             --    2009
                                                                                  9.36              5.40             --    2008
                                                                                 10.00              9.36             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 5.43            $ 6.94          6,482    2009
                                                                                  9.64              5.43          9,486    2008
                                                                                 10.00              9.64          4,486    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $ 5.56            $ 6.96          2,646    2009
                                                                                  9.73              5.56          1,602    2008
                                                                                 10.00              9.73             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $ 5.04            $ 6.35            192    2009
                                                                                  9.72              5.04            212    2008
                                                                                 10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $ 9.59            $10.90         17,772    2009
                                                                                 10.09              9.59          5,686    2008
                                                                                 10.00             10.09          2,850    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $ 5.81            $ 8.00         24,042    2009
                                                                                  9.78              5.81         17,265    2008
                                                                                 10.00              9.78          1,863    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 4.61            $ 7.13              --   2009
                                                                                    9.61              4.61              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 6.83            $ 9.12         739,969   2009
                                                                                    9.87              6.83         910,720   2008
                                                                                   10.00              9.87          29,049   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 6.14            $ 7.88         582,829   2009
                                                                                    9.73              6.14         620,286   2008
                                                                                   10.00              9.73          13,444   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 6.00            $ 7.44         294,324   2009
                                                                                    9.68              6.00         268,065   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 5.47            $ 7.07          12,097   2009
                                                                                    9.64              5.47           2,865   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 6.48            $ 8.00           7,830   2009
                                                                                    9.82              6.48           3,542   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $ 9.45            $10.03          45,905   2009
                                                                                   10.11              9.45          30,453   2008
                                                                                   10.00             10.11              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 5.97            $ 8.31          11,750   2009
                                                                                    9.75              5.97             942   2008
                                                                                   10.00              9.75           1,854   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.08            $ 9.95          22,148   2009
                                                                                   10.02             10.08           5,445   2008
                                                                                   10.00             10.02              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                                        $10.01            $ 9.88           8,825   2009
                                                                                   10.00             10.01         453,641   2008
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 6.11            $ 8.34              --   2009
                                                                                    9.79              6.11              --   2008
                                                                                   10.00              9.79              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 5.67            $ 7.58          75,220   2009
                                                                                    9.01              5.67          80,138   2008
                                                                                   10.00              9.01              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 5.97            $ 7.42           7,307   2009
                                                                                    9.69              5.97           7,985   2008
                                                                                   10.00              9.69           3,531   2007
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 5.91            $ 7.62           3,224   2009
                                                                                    9.62              5.91           1,591   2008
                                                                                   10.00              9.62              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 6.82            $ 8.10       2,965,059   2009
                                                                                    9.81              6.82       2,909,196   2008
                                                                                   10.00              9.81          57,363   2007
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 6.15            $ 7.97              --   2009
                                                                                    9.77              6.15             349   2008
                                                                                   10.00              9.77              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                  $ 6.43            $ 9.52             --    2009
                                                                                   10.00              6.43             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund -- Service Shares                          $ 6.57            $ 8.55         96,977    2009
                                                                                   10.00              6.57         96,908    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                $ 7.02            $ 9.04          4,305    2009
                                                                                   10.00              7.02             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                     $ 7.59            $ 8.68        265,272    2009
                                                                                   10.00              7.59        227,637    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund --                         $10.58            $11.31        238,694    2009
   Service Shares                                                                  10.00             10.58        172,773    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund --                       $ 7.47            $ 9.81        275,790    2009
   Service Shares                                                                  10.00              7.47        277,796    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                $ 7.24            $10.38        355,351    2009
                                                                                   10.00              7.24        388,291    2008
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $ 8.13            $10.06        177,049    2009
                                                                                    9.84              8.13        137,419    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 5.45            $ 7.83        356,463    2009
                                                                                    9.93              5.45        388,577    2008
                                                                                   10.00              9.93          5,310    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 5.68            $ 7.50          2,456    2009
                                                                                    9.71              5.68          2,456    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 6.05            $ 7.70             --    2009
   Class I                                                                          9.68              6.05             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 6.07            $ 8.32             --    2009
                                                                                    9.79              6.07             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 6.40            $ 7.98             --    2009
                                                                                    9.74              6.40             --    2008
                                                                                   10.00              9.74             --    2007
                                                                                    7.53              8.73        159,993    2009
                                                                                    9.84              7.53        145,259    2008
                                                                                   10.00              9.84          3,504    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $ 6.02            $ 7.87         21,780    2009
                                                                                    9.83              6.02         19,158    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 5.46            $ 6.53         73,000    2009
                                                                                    9.83              5.46         54,588    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 5.19            $ 7.37          1,258    2009
                                                                                    9.70              5.19          1,703    2008
                                                                                   10.00              9.70             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 5.69            $ 7.81        227,486    2009
                                                                               9.69              5.69        226,651    2008
                                                                              10.00              9.69             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 5.85            $ 7.37        431,273    2009
                                                                               9.68              5.85        425,379    2008
                                                                              10.00              9.68             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 5.88            $ 7.92         74,623    2009
                                                                               9.63              5.88         80,784    2008
                                                                              10.00              9.63          3,177    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 4.81            $ 6.27             --    2009
                                                                               9.63              4.81             --    2008
                                                                              10.00              9.63             --    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 8.27            $ 9.88             --    2009
                                                                               9.99              8.27          1,906    2008
                                                                              10.00              9.99             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $ 7.55            $10.43        104,942    2009
                                                                              10.03              7.55        105,313    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.82            $11.12        112,692    2009
                                                                              10.23             11.82         72,194    2008
                                                                              10.00             10.23          2,846    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $ 9.87            $11.01        914,280    2009
                                                                              10.07              9.87        693,196    2008
                                                                              10.00             10.07         17,093    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.45            $11.73        369,159    2009
                                                                              10.13             10.45        278,158    2008
                                                                              10.00             10.13          2,852    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ-100(R) Fund                                                   $ 5.57            $ 8.34             --    2009
                                                                               9.75              5.57             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 5.76            $ 8.92          5,772    2009
                                                                               9.65              5.76          1,582    2008
                                                                              10.00              9.65          4,105    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 6.01            $ 8.43             --    2009
                                                                               9.77              6.01             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 4.67            $ 8.11         85,894    2009
                                                                              10.13              4.67         95,244    2008
                                                                              10.00             10.13          1,289    2007
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 7.40            $ 8.93         16,724    2009
                                                                               9.73              7.40         10,701    2008
                                                                              10.00              9.73          3,537    2007
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 6.01            $ 7.59         18,549    2009
                                                                               9.50              6.01         11,624    2008
                                                                              10.00              9.50          5,067    2007
----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.. B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, April 30, 2010, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Commonwealth Extra" in our marketing materials. This contract (Commonwealth Extra) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


THE ALGER PORTFOLIOS:
Alger Large Cap Growth Portfolio -- Class I-2 Shares (formerly, Alger American
  LargeCap Growth Portfolio -- Class O Shares)
Alger Small Cap Growth Portfolio -- Class I-2 Shares (formerly, Alger American
  SmallCap Growth Portfolio -- Class O Shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Growth and Income Portfolio -- Class B

FEDERATED INSURANCE SERIES:

Federated Capital Appreciation Fund II -- Primary Shares

Federated Capital Income Fund II


Federated High Income Bond Fund II -- Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Foreign Securities Fund -- Class 1 Shares

GE INVESTMENTS FUNDS, INC.:
Income Fund -- Class 1 Shares
International Equity Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Large Cap Value Fund -- Institutional Shares (formerly, Goldman
  Sachs Growth and Income Fund)

Goldman Sachs Mid Cap Value Fund

JANUS ASPEN SERIES:
Balanced Portfolio -- Institutional Shares

Enterprise Portfolio -- Institutional Shares

Flexible Bond Portfolio -- Institutional Shares
Forty Portfolio -- Institutional Shares


Global Technology Portfolio -- Service Shares

Janus Portfolio -- Institutional Shares
Overseas Portfolio -- Institutional Shares
Worldwide Portfolio -- Institutional Shares


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I
  (formerly, Legg Mason Partners Variable Capital and Income Portfolio -- Class
  I)
Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I (formerly,
  Legg Mason ClearBridge Variable Investors Portfolio -- Class I)


LEGG MASON PARTNERS VARIABLE INCOME TRUST:

Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I
  (formerly, Legg Mason Partners Variable Strategic Bond Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Non-Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
Oppenheimer Core Bond Fund/VA -- Non-Service Shares
Oppenheimer High Income Fund/VA -- Non-Service Shares

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Non-Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
Total Return Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.................................................  6

FEE TABLES..................................................  7
   Example..................................................  9

SYNOPSIS....................................................  9

CONDENSED FINANCIAL INFORMATION............................. 12

THE COMPANY................................................. 12

FINANCIAL CONDITION OF THE COMPANY.......................... 12

THE SEPARATE ACCOUNT........................................ 13
   The Portfolios........................................... 14
   Subaccounts.............................................. 15
   Voting Rights............................................ 20

THE GUARANTEE ACCOUNT....................................... 20

CHARGES AND OTHER DEDUCTIONS................................ 21
   Transaction Expenses..................................... 22
       Surrender Charge..................................... 22
       Exceptions to the Surrender Charge................... 22
   Deductions from the Separate Account..................... 23
   Charge for the Optional Guaranteed Minimum Death Benefit. 23
   Other Charges............................................ 23

THE CONTRACT................................................ 24
   Purchase of the Contract................................. 24
   Ownership................................................ 24
   Assignment............................................... 25
   Premium Payments......................................... 25
   Valuation Day and Valuation Period....................... 25
   Allocation of Premium Payments........................... 25
   Bonus Credits............................................ 26
   Valuation of Accumulation Units.......................... 26

TRANSFERS................................................... 26
   Transfers Before the Maturity Date....................... 26
   Transfers from the Guarantee Account to the Subaccounts.. 27
   Transfers from the Subaccounts to the Guarantee Account.. 27
   Transfers Among the Subaccounts.......................... 27
   Telephone/Internet Transactions.......................... 28
   Confirmation of Transactions............................. 28
   Special Note on Reliability.............................. 28
   Transfers by Third Parties............................... 28
   Special Note on Frequent Transfers....................... 29
   Dollar Cost Averaging Program............................ 30
   Portfolio Rebalancing Program............................ 31
   Guarantee Account Interest Sweep Program................. 31

SURRENDERS AND PARTIAL SURRENDERS.............................................  32
   Surrenders and Partial Surrenders..........................................  32
   Restrictions on Distributions From Certain Contracts.......................  33
   Systematic Withdrawal Program..............................................  33

DEATH OF OWNER AND/OR ANNUITANT...............................................  34
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  34
   Basic Death Benefit........................................................  34
   Optional Guaranteed Minimum Death Benefit..................................  35
   When We Calculate the Death Benefit........................................  36
   Death of an Owner or Joint Owner Before the Maturity Date..................  36
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  39

INCOME PAYMENTS...............................................................  39
   Optional Payment Plans.....................................................  40
   Variable Income Payments...................................................  41
   Transfers After the Maturity Date..........................................  41

TAX MATTERS...................................................................  41
   Introduction...............................................................  41
   Taxation of Non-Qualified Contracts........................................  42
   Section 1035 Exchanges.....................................................  44
   Qualified Retirement Plans.................................................  44
   Federal Income Tax Withholding.............................................  48
   State Income Tax Withholding...............................................  48
   Tax Status of the Company..................................................  49
   Federal Estate Taxes.......................................................  49
   Generation-Skipping Transfer Tax...........................................  49
   Annuity Purchases by Residents of Puerto Rico..............................  49
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  49
   Foreign Tax Credits........................................................  49
   Changes in the Law.........................................................  49

REQUESTING PAYMENTS...........................................................  49

SALES OF THE CONTRACTS........................................................  50

ADDITIONAL INFORMATION........................................................  51
   Owner Questions............................................................  51
   Return Privilege...........................................................  51
   State Regulation...........................................................  52
   Evidence of Death, Age, Gender, Marital Status or Survival.................  52
   Records and Reports........................................................  52
   Other Information..........................................................  52
   Legal Proceedings..........................................................  52

APPENDIX A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

APPENDIX B.................................................................... B-1
   Condensed Financial Information............................................ B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years  Surrender Charge as a
 payments surrendered)                             Since We Received the      Percentage of the
                                                   Premium Payment            Premium Payment
                                                                              Surrendered/1/
                                                   -------------------------------------------------
                                                              0                        8%
                                                              1                        8%
                                                              2                        7%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                              6                        3%
                                                              7                        2%
                                                          8 or more                    0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                           1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                               0.25%
--------------------------------------------------------------------------------------
OPTIONAL BENEFITS/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                             0.35%/3/
--------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                1.90%/4/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider. If the Optional Guaranteed Minimum Death Benefit Rider was not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM  MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.44%    2.27%
---------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 1.68%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,156      $1,950      $2,669       $4,530


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $400       $1,283      $2,181       $4,491


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $436       $1,320      $2,219       $4,530


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount).

If the Optional Guaranteed Minimum Death Benefit Rider is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

ARE THERE ANY RISKS TO PURCHASING A DEATH BENEFIT RIDER OPTION? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.


OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.



                      SUBACCOUNT                                  INVESTMENT OBJECTIVE
                      ----------------------------------------------------------------------------
THE ALGER PORTFOLIOS  ALGER LARGE CAP GROWTH PORTFOLIO  Seeks long-term capital appreciation.
                      -- CLASS I-2 SHARES (FORMERLY,
                      ALGER AMERICAN LARGECAP GROWTH
                      PORTFOLIO -- CLASS O SHARES)
                      ----------------------------------------------------------------------------
                      ALGER SMALL CAP GROWTH PORTFOLIO  Seeks long-term capital appreciation.
                      -- CLASS I-2 SHARES (FORMERLY,
                      ALGER AMERICAN SMALLCAP GROWTH
                      PORTFOLIO -- CLASS O SHARES)
                      ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN                 Long-term growth of capital.
VARIABLE PRODUCTS     GROWTH AND INCOME PORTFOLIO --
SERIES FUND, INC.     CLASS B
                      ----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED CAPITAL APPRECIATION    The Fund's investment objective is
SERIES                FUND II -- PRIMARY SHARES         capital appreciation. This investment
                                                        objective may be changed by the Fund's
                                                        Trustees without shareholder approval.
                      ----------------------------------------------------------------------------
                      FEDERATED CAPITAL INCOME FUND II  Seeks high current income and moderate capital appreciation.


                      ----------------------------------------------------------------------------
                      FEDERATED HIGH INCOME BOND        Seeks high current income by
                      FUND II -- PRIMARY SHARES         investing in lower-rated corporate debt
                                                        obligations commonly referred to as
                                                        "junk bonds."
                      ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    INITIAL CLASS                     reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.








                      ----------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
                      INITIAL CLASS

                      ----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                      INITIAL CLASS                     will also consider the potential for
                                                        capital appreciation. The fund's goal is
                                                        to achieve a yield which exceeds the
                                                        composite yield on the securities
                                                        comprising the Standard & Poor's
                                                        500/SM/ Index (S&P 500(R)).
                      ----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- INITIAL   Seeks to achieve capital appreciation.
                      CLASS

                      ----------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO     Seeks high total return through a
                      -- INITIAL CLASS                  combination of current income and
                                                        capital appreciation.
                      ----------------------------------------------------------------------------


                                               ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                        AS APPLICABLE)
----------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.



----------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.



----------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


----------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation. This investment     Company of Pennsylvania
objective may be changed by the Fund's
Trustees without shareholder approval.
----------------------------------------------------------------------------------
Seeks high current income and             Federated Equity Management
moderate capital appreciation.            Company of Pennsylvania (subadvised
                                          by Federated Investment Management
                                          Company)
----------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
----------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by Fidelity
allocating its assets among stocks,       Investments Money Management, Inc.
bonds and short-term instruments.         (FIMM), FMR Co., Inc. (FMRC),
                                          Fidelity Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity Investments
                                          Japan Limited (FIJ))
----------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)

----------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
----------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)

----------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
capital appreciation.
----------------------------------------------------------------------------------


                    SUBACCOUNT                                    INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP GROWTH                          Seeks to provide capital growth.
                    OPPORTUNITIES PORTFOLIO -- INITIAL
                    CLASS
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                    CLASS 2
                    ------------------------------------------------------------------------------
                    VIP OVERSEAS PORTFOLIO -- INITIAL   Seeks long-term growth of capital.
                    CLASS

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  TEMPLETON FOREIGN SECURITIES        Seeks long-term capital growth. The
VARIABLE INSURANCE  FUND -- CLASS 1 SHARES              fund normally invests at least 80% of
PRODUCTS TRUST                                          its net assets in investments of issuers
                                                        located outside the U.S., including
                                                        those in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                    ------------------------------------------------------------------------------
                    INTERNATIONAL EQUITY FUND --        Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    ------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                    SHARES/1/                           future income.
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/2/                Seeks a high level of current income
                                                        consistent with the preservation of
                                                        capital and maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                    CLASS 1 SHARES                      future income rather than current
                                                        income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --      Seeks maximum total return through
                    CLASS 1 SHARES                      current income and capital
                                                        appreciation.
                    ------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/3/            Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1    Seeks long-term growth of capital.
                    SHARES




                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1        Seeks the highest total return,
                    SHARES                              composed of current income and
                                                        capital appreciation, as is consistent
                                                        with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1         Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
--------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)

--------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
                                          (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                          and FIJ)
--------------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
--------------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated

--------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
--------------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
--------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
--------------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
--------------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
S&P's 500 Composite Stock Index.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
                                          (subadvised by Palisade Capital
                                          Management L.L.C., Champlain
                                          Investment Partners, LLC, GlobeFlex
                                          Capital, LP and SouthernSun Asset
                                          Management, Inc.)
--------------------------------------------------------------------------------
Seeks the highest total return,           GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated

--------------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       SUBACCOUNT                                     INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS LARGE CAP VALUE        Seeks long-term capital appreciation.
VARIABLE INSURANCE     FUND -- INSTITUTIONAL SHARES
TRUST                  (FORMERLY, GOLDMAN SACHS GROWTH
                       AND INCOME FUND)
                       --------------------------------------------------------------------------------
                       GOLDMAN SACHS MID CAP VALUE          Seeks long-term capital appreciation.
                       FUND
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO --                Seeks long-term capital growth,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO --                   A non-diversified portfolio/1/ that seeks
                       INSTITUTIONAL SHARES                 long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO --                   Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital in a
                       INSTITUTIONAL SHARES                 manner consistent with preservation of
                                                            capital.
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO      income. Long-term capital
                       -- CLASS I (FORMERLY, LEGG MASON     appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND        objective. This objective may be
                       INCOME PORTFOLIO -- CLASS I)         changed without shareholder approval.
                       --------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital with
                       LARGE CAP VALUE PORTFOLIO --         current income as a secondary
                       CLASS I (FORMERLY, LEGG MASON        objective. This objective may be
                       CLEARBRIDGE VARIABLE INVESTORS       changed without shareholder approval.
                       PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET             Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND PORTFOLIO    consistent with the preservation of
                       -- CLASS I (FORMERLY, LEGG MASON     capital. This objective may be changed
                       PARTNERS VARIABLE STRATEGIC BOND     without shareholder approval.
                       PORTFOLIO -- CLASS I)

                       --------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES                 seek capital appreciation.
                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/VA         Seeks a high total investment return,
ACCOUNT FUNDS          -- NON-SERVICE SHARES                which includes current income and
                                                            capital appreciation in the values of its
                                                            shares.
                       --------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.


-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
-----------------------------------------------------------------------------
Seeks to provide a high level of current   Legg Mason Partners Fund Advisor,
income. Long-term capital                  LLC (subadvised by ClearBridge
appreciation will be its secondary         Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
-----------------------------------------------------------------------------
Seeks long-term growth of capital with     Legg Mason Partners Fund Advisor,
current income as a secondary              LLC (subadvised by ClearBridge
objective. This objective may be           Advisors, LLC)
changed without shareholder approval.

-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by ClearBridge
capital. This objective may be changed     Advisors, LLC, Western Asset
without shareholder approval.              Management Company and Western
       Asset Management Company
                                           Limited)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the values of its
shares.
-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                          ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 -------------------------------------------------------------------------------------------------------
                 OPPENHEIMER CAPITAL            Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                 APPRECIATION FUND/VA --        in securities of well-known,
                 NON-SERVICE SHARES             established companies.
                 -------------------------------------------------------------------------------------------------------
                 OPPENHEIMER CORE BOND          Seeks a high level of current income.     OppenheimerFunds, Inc.
                 FUND/VA -- NON-SERVICE SHARES  As a secondary objective, this portfolio seeks capital appreciation when
                                                consistent with its primary objective.
                 -------------------------------------------------------------------------------------------------------
                 OPPENHEIMER HIGH INCOME        Seeks a high level of current income      OppenheimerFunds, Inc.
                 FUND/VA -- NON-SERVICE SHARES  from investment in high-yield lower grade fixed-income securities.
                 -------------------------------------------------------------------------------------------------------
                 OPPENHEIMER SMALL- & MID-CAP   Seeks capital appreciation by investing   OppenheimerFunds, Inc.
                 GROWTH FUND/VA -- NON-SERVICE  in "growth type" companies.
                 SHARES (FORMERLY, OPPENHEIMER
                 MIDCAP FUND/VA -- NON-SERVICE
                 SHARES)
                 -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,               Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital   Company LLC
                                                and prudent investment management.
                 -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are GE Investment Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series and MFS(R) Variable Insurance Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGE FOR THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract.

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We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the

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Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the

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Valuation Period that we receive the transfer request in good order at our Home
Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

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Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

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Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt

                                      29

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policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

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The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

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You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

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Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

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Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Optional Guaranteed Minimum Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit is available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

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We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available

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       GE Investments Funds, Inc. -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit and the Optional Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.


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Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

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AMOUNT OF THE PROCEEDS:  The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income

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


payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


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



If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of

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


the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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NO GUARANTEES REGARDING TAX TREATMENT.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

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Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective

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purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the

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terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.

These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer that may have offered the contracts when they were available for sale, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

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TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

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In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling

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



firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.


The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $64.1 million, $91.1 million and $140.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Commonwealth Extra) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER
INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------


Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT     BASIC
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%




                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares             $ 5.94            $ 8.63       1,811,361   2009
                                                                    11.20              5.94       2,116,861   2008
                                                                     9.48             11.20       2,820,787   2007
                                                                     9.16              9.48       3,630,140   2006
                                                                     8.30              9.16       4,279,123   2005
                                                                     8.00              8.30       5,542,621   2004
                                                                     6.01              8.00       6,580,808   2003
                                                                     9.11              6.01       6,988,883   2002
                                                                    10.49              9.11       9,664,490   2001
                                                                    12.50             10.49      10,335,368   2000
------------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares             $ 6.78            $ 9.71       1,261,379   2009
                                                                    12.89              6.78       1,405,768   2008
                                                                    11.17             12.89       1,982,978   2007
                                                                     9.45             11.17       2,556,766   2006
                                                                     8.21              9.45       2,856,140   2005
                                                                     7.16              8.21       3,211,451   2004
                                                                     5.11              7.16       3,664,513   2003
                                                                     7.03              5.11       3,009,869   2002
                                                                    10.13              7.03       3,593,127   2001
                                                                    14.14             10.13       3,557,373   2000
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         $ 8.19            $ 9.71         402,048   2009
                                                                    14.03              8.19         459,107   2008
                                                                    13.59             14.03         750,880   2007
                                                                    11.80             13.59       1,054,318   2006
                                                                    11.46             11.80       1,042,945   2005
                                                                    10.47             11.46       1,302,553   2004
                                                                     8.04             10.47         912,823   2003
                                                                    10.51              8.04              --   2002
                                                                    10.66             10.51              --   2001
                                                                    10.00             10.66              --   2000
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                                 $ 7.32            $ 9.24         322,765   2009
                                                                     9.33              7.32         381,416   2008
                                                                     9.11              9.33         464,232   2007
                                                                     8.00              9.11         641,126   2006
                                                                     7.65              8.00         613,632   2005
                                                                     7.07              7.65         727,283   2004
                                                                     5.95              7.07         816,840   2003
                                                                     7.95              5.95         801,669   2002
                                                                     9.36              7.95         964,791   2001
                                                                    10.44              9.36         948,384   2000
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $ 9.45            $14.22         776,589   2009
                                                                12.97              9.45         772,041   2008
                                                                12.74             12.97       1,122,835   2007
                                                                11.68             12.74       1,447,942   2006
                                                                11.55             11.68       1,686,564   2005
                                                                10.62             11.55       2,127,152   2004
                                                                 8.83             10.62       2,393,635   2003
                                                                 8.85              8.83       1,709,115   2002
                                                                 8.86              8.85       1,495,132   2001
                                                                 9.89              8.86       1,230,477   2000
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             $ 9.03            $11.48         564,272   2009
                                                                12.87              9.03         651,708   2008
                                                                11.32             12.87         842,290   2007
                                                                10.71             11.32       1,100,029   2006
                                                                10.46             10.71       1,266,821   2005
                                                                10.07             10.46       1,494,314   2004
                                                                 8.67             10.07       1,647,701   2003
                                                                 9.65              8.67       1,534,769   2002
                                                                10.22              9.65       1,657,877   2001
                                                                10.80             10.22       1,577,354   2000
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 $ 9.94            $13.28       4,064,114   2009
                                                                17.56              9.94       5,003,315   2008
                                                                15.17             17.56       7,257,866   2007
                                                                13.79             15.17       9,122,691   2006
                                                                11.98             13.79       9,816,240   2005
                                                                10.54             11.98       9,384,030   2004
                                                                 8.33             10.54       8,827,254   2003
                                                                 9.33              8.33       8,854,138   2002
                                                                10.81              9.33       9,644,463   2001
                                                                11.75             10.81      10,020,688   2000
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 $ 8.53            $10.93       2,896,188   2009
                                                                15.11              8.53       3,383,998   2008
                                                                15.11             15.11       4,975,232   2007
                                                                12.77             15.11       6,612,952   2006
                                                                12.25             12.77       7,016,460   2005
                                                                11.16             12.25       7,653,517   2004
                                                                 8.70             11.16       7,274,472   2003
                                                                10.64              8.70       7,051,522   2002
                                                                11.37             10.64       6,959,296   2001
                                                                10.65             11.37       5,133,806   2000
--------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class               $ 7.10            $ 8.90       1,242,837   2009
                                                                12.38              7.10       1,560,130   2008
                                                                11.21             12.38       2,126,503   2007
                                                                10.06             11.21       2,654,379   2006
                                                                 9.50             10.06       3,094,364   2005
                                                                 9.12              9.50       3,582,925   2004
                                                                 7.48              9.12       3,791,381   2003
                                                                 9.11              7.48       3,684,581   2002
                                                                10.14              9.11       4,202,072   2001
                                                                10.69             10.14       3,851,601   2000
--------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $ 4.42            $ 6.35         528,167   2009
                                                                9.98              4.42         509,142   2008
                                                                8.23              9.98         728,230   2007
                                                                7.93              8.23         849,721   2006
                                                                7.39              7.93       1,014,170   2005
                                                                7.01              7.39       1,209,876   2004
                                                                5.48              7.01       1,416,237   2003
                                                                7.12              5.48       1,677,548   2002
                                                                8.45              7.12       2,037,356   2001
                                                               10.35              8.45       2,945,890   2000
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $ 5.90            $ 7.45       2,395,468   2009
                                                               11.35              5.90       2,849,855   2008
                                                                9.08             11.35       3,743,495   2007
                                                                8.63              9.08       4,696,485   2006
                                                                8.28              8.63       5,795,152   2005
                                                                8.14              8.28       7,448,839   2004
                                                                6.22              8.14       8,824,702   2003
                                                                9.04              6.22       8,672,400   2002
                                                               11.16              9.04      12,185,936   2001
                                                               12.73             11.16      13,215,883   2000
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $13.19            $18.14         627,114   2009
                                                               22.18             13.19         732,056   2008
                                                               19.53             22.18       1,089,337   2007
                                                               17.65             19.53       1,482,574   2006
                                                               15.19             17.65       1,724,524   2005
                                                               12.38             15.19       1,162,389   2004
                                                                9.09             12.38         666,180   2003
                                                               10.26              9.09              --   2002
                                                               10.81             10.26              --   2001
                                                               10.00             10.81              --   2000
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $ 9.21            $11.47         826,324   2009
                                                               16.64              9.21       1,005,900   2008
                                                               14.41             16.64       1,638,644   2007
                                                               12.39             14.41       1,937,764   2006
                                                               10.57             12.39       1,923,735   2005
                                                                9.45             10.57       2,119,275   2004
                                                                6.70              9.45       1,591,307   2003
                                                                8.53              6.70         952,676   2002
                                                               10.99              8.53       1,013,095   2001
                                                               13.80             10.99       1,033,417   2000
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares         $ 8.94            $12.09         470,165   2009
                                                               15.19              8.94         526,075   2008
                                                               13.33             15.19         760,236   2007
                                                               11.12             13.33         887,381   2006
                                                               10.23             11.12         739,047   2005
                                                               10.00             10.23          13,015   2004
-------------------------------------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                        $12.52            $13.30         778,019   2009
                                                        13.40             12.52       1,045,164   2008
                                                        12.99             13.40       1,433,013   2007
                                                        12.64             12.99       1,744,137   2006
                                                        12.58             12.64       2,026,312   2005
                                                        12.35             12.58       2,456,113   2004
                                                        12.11             12.35       3,564,867   2003
                                                        11.20             12.11       4,978,689   2002
                                                        10.59             11.20       1,990,911   2001
                                                         9.71             10.59         958,833   2000
------------------------------------------------------------------------------------------------------
  International Equity Fund -- Class 1 Shares          $ 8.86            $11.14         596,250   2009
                                                        16.62              8.86         779,913   2008
                                                        13.73             16.62       1,230,867   2007
                                                        11.18             13.73       1,320,914   2006
                                                         9.61             11.18       1,193,142   2005
                                                         8.42              9.61       1,077,854   2004
                                                         6.20              8.42         874,788   2003
                                                         8.27              6.20         832,431   2002
                                                        10.62              8.27         705,854   2001
                                                        12.36             10.62         579,610   2000
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                $11.90            $16.57         790,616   2009
                                                        19.44             11.90       1,004,009   2008
                                                        17.54             19.44       1,531,182   2007
                                                        16.43             17.54       2,098,895   2006
                                                        14.93             16.43       2,632,821   2005
                                                        13.07             14.93       3,233,141   2004
                                                         9.99             13.07       3,629,487   2003
                                                        11.77              9.99       3,639,558   2002
                                                        11.91             11.77       3,951,508   2001
                                                        11.17             11.91       2,223,496   2000
------------------------------------------------------------------------------------------------------
  Money Market Fund                                    $11.80            $11.65       2,988,164   2009
                                                        11.72             11.80       5,254,474   2008
                                                        11.35             11.72       5,495,039   2007
                                                        11.01             11.35       4,459,295   2006
                                                        10.88             11.01       4,562,022   2005
                                                        10.95             10.88       4,920,316   2004
                                                        11.03             10.95       6,919,826   2003
                                                        11.04             11.03      13,527,336   2002
                                                        10.79             11.04      16,435,214   2001
                                                        10.32             10.79      13,495,457   2000
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares         $ 7.05            $ 9.64         812,729   2009
                                                        11.31              7.05       1,045,905   2008
                                                        10.91             11.31       1,470,734   2007
                                                        10.16             10.91       1,850,537   2006
                                                        10.19             10.16       2,378,452   2005
                                                         9.67             10.19       2,966,635   2004
                                                         7.62              9.67       4,083,861   2003
                                                         9.79              7.62       3,166,793   2002
                                                        10.95              9.79       4,260,893   2001
                                                        11.73             10.95       3,564,182   2000
------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $18.66            $24.95         303,896   2009
                                                         29.64             18.66         435,716   2008
                                                         35.36             29.64         638,824   2007
                                                         27.00             35.36       1,136,477   2006
                                                         24.53             27.00       1,201,807   2005
                                                         18.82             24.53       1,391,708   2004
                                                         13.92             18.82       1,311,738   2003
                                                         14.33             13.92       1,494,129   2002
                                                         13.01             14.33       1,150,741   2001
                                                          9.97             13.01         773,673   2000
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 6.98            $ 8.68       3,607,913   2009
                                                         11.33              6.98       4,462,256   2008
                                                         10.95             11.33       5,758,650   2007
                                                          9.64             10.95       7,671,407   2006
                                                          9.37              9.64       9,677,997   2005
                                                          8.61              9.37      11,184,775   2004
                                                          6.82              8.61      12,459,374   2003
                                                          8.92              6.82      12,334,861   2002
                                                         10.33              8.92      15,014,176   2001
                                                         11.59             10.33      14,620,269   2000
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.55            $13.60         323,742   2009
                                                         17.18             10.55         465,244   2008
                                                         17.04             17.18         522,054   2007
                                                         15.28             17.04         639,316   2006
                                                         14.17             15.28         827,421   2005
                                                         12.50             14.17         804,039   2004
                                                         10.23             12.50         362,568   2003
                                                         12.06             10.23              --   2002
                                                         11.14             12.06              --   2001
                                                         10.00             11.14              --   2000
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.65            $12.67       1,380,028   2009
                                                         15.30             10.65       1,706,794   2008
                                                         13.92             15.30       2,549,661   2007
                                                         12.43             13.92       3,032,199   2006
                                                         12.17             12.43       3,219,824   2005
                                                         11.43             12.17       3,436,297   2004
                                                          9.65             11.43       3,350,717   2003
                                                         10.81              9.65       2,960,214   2002
                                                         11.31             10.81       3,083,787   2001
                                                         10.94             11.31       2,555,880   2000
-------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    $ 8.09            $10.48         687,792   2009
                                                         12.85              8.09         830,323   2008
                                                         12.08             12.85       1,234,537   2007
                                                         10.57             12.08       1,779,047   2006
                                                         10.47             10.57       1,948,500   2005
                                                          9.83             10.47       2,388,884   2004
                                                          8.10              9.83       2,877,496   2003
                                                         10.19              8.10       3,084,390   2002
                                                         11.31             10.19       3,096,637   2001
                                                         11.56             11.31       2,682,269   2000
-------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares         $ 8.70            $10.13         596,952   2009
                                                                      13.49              8.70         720,406   2008
                                                                      13.50             13.49       1,182,263   2007
                                                                      11.18             13.50       1,383,559   2006
                                                                      10.93             11.18       1,223,655   2005
                                                                       9.34             10.93       1,199,833   2004
                                                                       7.63              9.34         982,377   2003
                                                                       8.74              7.63         977,965   2002
                                                                       9.80              8.74         824,573   2001
                                                                      10.44              9.80         643,153   2000
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                   $16.77            $21.98       1,154,256   2009
                                                                      27.06             16.77       1,550,948   2008
                                                                      26.63             27.06       2,200,960   2007
                                                                      23.29             26.63       2,886,265   2006
                                                                      20.96             23.29       3,589,370   2005
                                                                      16.91             20.96       3,758,660   2004
                                                                      13.38             16.91       3,782,872   2003
                                                                      14.26             13.38       4,625,799   2002
                                                                      12.93             14.26       4,754,626   2001
                                                                      10.02             12.93       2,939,290   2000
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                         $12.44            $15.42       3,076,826   2009
                                                                      15.01             12.44       3,495,072   2008
                                                                      13.80             15.01       4,679,941   2007
                                                                      12.66             13.80       5,942,959   2006
                                                                      11.91             12.66       6,993,296   2005
                                                                      11.14             11.91       8,568,654   2004
                                                                       9.92             11.14      10,405,955   2003
                                                                      10.78              9.92      12,984,480   2002
                                                                      11.48             10.78      14,448,056   2001
                                                                      11.93             11.48      13,959,438   2000
--------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Institutional Shares                       $ 7.74            $11.04       1,939,144   2009
                                                                      13.97              7.74       2,175,508   2008
                                                                      11.63             13.97       2,852,609   2007
                                                                      10.40             11.63       3,430,848   2006
                                                                       9.40             10.40       4,174,853   2005
                                                                       7.91              9.40       5,014,679   2004
                                                                       5.95              7.91       5,920,697   2003
                                                                       8.38              5.95       6,610,755   2002
                                                                      14.06              8.38       9,122,781   2001
                                                                      20.95             14.06      10,762,668   2000
--------------------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares                    $14.62            $16.29         538,538   2009
                                                                      14.00             14.62         460,159   2008
                                                                      13.29             14.00         641,693   2007
                                                                      12.95             13.29         838,980   2006
                                                                      12.90             12.95         987,637   2005
                                                                      12.60             12.90       1,239,678   2004
                                                                      12.03             12.60       1,679,260   2003
                                                                      11.06             12.03       2,512,955   2002
                                                                      10.43             11.06       2,001,627   2001
                                                                       9.97             10.43       1,348,554   2000
--------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Institutional Shares                 $ 9.52            $13.72       2,220,640   2009
                                                          17.32              9.52       2,542,332   2008
                                                          12.84             17.32       3,259,204   2007
                                                          11.93             12.84       4,065,620   2006
                                                          10.73             11.93       4,993,495   2005
                                                           9.22             10.73       6,114,343   2004
                                                           7.77              9.22       7,188,900   2003
                                                           9.36              7.77       8,915,306   2002
                                                          12.14              9.36      12,351,837   2001
                                                          15.07             12.14      14,292,180   2000
--------------------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service Shares           $ 2.68            $ 4.15         401,675   2009
                                                           4.87              2.68         422,794   2008
                                                           4.06              4.87         667,479   2007
                                                           3.83              4.06         638,521   2006
                                                           3.48              3.83         790,300   2005
                                                           3.52              3.48       1,000,407   2004
                                                           2.44              3.52       2,125,281   2003
                                                           4.20              2.44       1,190,410   2002
                                                           6.80              4.20       1,665,254   2001
                                                          10.00              6.80       1,408,479   2000
--------------------------------------------------------------------------------------------------------
 Janus Portfolio -- Institutional Shares                 $ 6.13            $ 8.23       2,732,476   2009
                                                          10.34              6.13       3,137,103   2008
                                                           9.12             10.34       4,067,229   2007
                                                           8.32              9.12       5,025,813   2006
                                                           8.10              8.32       6,008,576   2005
                                                           7.87              8.10       7,315,895   2004
                                                           6.07              7.87       8,832,183   2003
                                                           8.39              6.07      11,021,664   2002
                                                          11.33              8.39      15,616,506   2001
                                                          13.46             11.33      17,977,939   2000
--------------------------------------------------------------------------------------------------------
 Overseas Portfolio -- Institutional Shares              $13.70            $24.21       1,489,406   2009
                                                          29.05             13.70       1,749,740   2008
                                                          23.00             29.05       2,448,577   2007
                                                          15.89             23.00       2,989,580   2006
                                                          12.20             15.89       2,690,851   2005
                                                          10.42             12.20       2,470,744   2004
                                                           7.84             10.42       2,660,776   2003
                                                          10.70              7.84       3,177,724   2002
                                                          14.16             10.70       4,071,954   2001
                                                          17.11             14.16       4,562,043   2000
--------------------------------------------------------------------------------------------------------
 Worldwide Portfolio -- Institutional Shares             $ 6.38            $ 8.65       1,968,327   2009
                                                          11.71              6.38       2,317,706   2008
                                                          10.85             11.71       3,163,833   2007
                                                           9.32             10.85       3,835,092   2006
                                                           8.95              9.32       4,560,152   2005
                                                           8.67              8.95       5,508,817   2004
                                                           7.10              8.67       6,668,236   2003
                                                           9.69              7.10       8,485,182   2002
                                                          12.69              9.69      11,104,847   2001
                                                          15.28             12.69      12,820,972   2000
--------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
--------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income           $ 6.40            $ 7.75         466,759   2009
   Builder Portfolio -- Class I                           10.01              6.40         524,564   2008
                                                          10.00             10.01         677,720   2007
--------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I          $ 9.99            $12.24         484,744   2009
                                                                                 15.76              9.99         639,306   2008
                                                                                 15.41             15.76         978,521   2007
                                                                                 13.23             15.41       1,315,616   2006
                                                                                 12.61             13.23       1,781,712   2005
                                                                                 11.61             12.61       2,025,020   2004
                                                                                  8.91             11.61       2,228,035   2003
                                                                                 11.76              8.91       2,539,604   2002
                                                                                 12.46             11.76       2,543,729   2001
                                                                                 10.98             12.46       1,801,627   2000
-------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I         $11.82            $14.17         532,408   2009
                                                                                 14.47             11.82         652,190   2008
                                                                                 14.41             14.47         955,131   2007
                                                                                 13.93             14.41       1,185,168   2006
                                                                                 13.81             13.93       1,371,152   2005
                                                                                 13.15             13.81       1,481,508   2004
                                                                                 11.80             13.15       1,633,743   2003
                                                                                 11.01             11.80       1,629,618   2002
                                                                                 10.46             11.01       1,090,226   2001
                                                                                  9.90             10.46         546,219   2000
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $ 6.29            $10.10         233,549   2009
                                                                                 10.57              6.29         101,190   2008
                                                                                 10.50             10.57         157,512   2007
                                                                                  9.45             10.50         231,758   2006
                                                                                  9.13              9.45         303,977   2005
                                                                                  8.74              9.13         320,171   2004
                                                                                  6.65              8.74         794,624   2003
                                                                                  9.90              6.65              --   2002
                                                                                 10.62              9.90              --   2001
                                                                                 10.00             10.62              --   2000
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Non-Service Shares                            $ 8.65            $10.38         535,016   2009
                                                                                 15.54              8.65         696,244   2008
                                                                                 15.21             15.54         989,773   2007
                                                                                 13.90             15.21       1,233,014   2006
                                                                                 13.59             13.90       1,442,395   2005
                                                                                 12.53             13.59       1,573,681   2004
                                                                                 10.19             12.53       1,386,321   2003
                                                                                 11.55             10.19       1,634,077   2002
                                                                                 11.48             11.55       1,253,519   2001
                                                                                 10.95             11.48         823,670   2000
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares                $ 7.25            $10.31       1,226,761   2009
                                                                                 13.52              7.25       1,476,513   2008
                                                                                 12.03             13.52       2,048,867   2007
                                                                                 11.32             12.03       2,678,143   2006
                                                                                 10.94             11.32       3,257,743   2005
                                                                                 10.39             10.94       3,991,916   2004
                                                                                  8.06             10.39       4,204,775   2003
                                                                                 11.19              8.06       4,578,275   2002
                                                                                 13.00             11.19       5,775,518   2001
                                                                                 13.23             13.00       5,391,630   2000
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares                       $ 8.11            $ 8.76         783,951   2009
                                                                             13.52              8.11         993,692   2008
                                                                             13.16             13.52       1,387,703   2007
                                                                             12.69             13.16       1,481,792   2006
                                                                             12.57             12.69       1,613,433   2005
                                                                             12.10             12.57       1,852,536   2004
                                                                             11.51             12.10       2,354,245   2003
                                                                             10.72             11.51       3,141,808   2002
                                                                             10.10             10.72       2,961,107   2001
                                                                              9.67             10.10       1,414,632   2000
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA -- Non-Service Shares                     $ 2.71            $ 3.34         668,867   2009
                                                                             12.90              2.71         697,033   2008
                                                                             13.12             12.90         853,600   2007
                                                                             12.17             13.12       1,077,043   2006
                                                                             12.08             12.17       1,307,892   2005
                                                                             11.26             12.08       1,586,074   2004
                                                                              9.23             11.26       2,183,699   2003
                                                                              9.61              9.23       2,033,523   2002
                                                                              9.57              9.61       1,562,507   2001
                                                                             10.10              9.57       1,554,764   2000
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares         $ 6.19            $ 8.09         642,251   2009
                                                                             12.35              6.19         750,921   2008
                                                                             11.80             12.35       1,022,349   2007
                                                                             11.64             11.80       1,340,301   2006
                                                                             10.53             11.64       1,660,946   2005
                                                                              8.93             10.53       1,958,370   2004
                                                                              7.22              8.93       2,258,036   2003
                                                                             10.16              7.22       2,530,170   2002
                                                                             15.01             10.16       3,160,398   2001
                                                                             17.17             15.01       3,994,072   2000
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                     $14.22            $15.96       1,799,569   2009
                                                                             13.78             14.22       1,572,648   2008
                                                                             12.87             13.78       1,368,235   2007
                                                                             12.59             12.87       1,475,979   2006
                                                                             12.48             12.59       1,490,877   2005
                                                                             12.09             12.48       1,096,462   2004
                                                                             11.69             12.09         670,799   2003
                                                                             10.89             11.69              --   2002
                                                                             10.20             10.89              --   2001
                                                                             10.00             10.20              --   2000
---------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.. B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (Commonwealth Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2010, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra II" in our marketing materials. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares (formerly, AIM V.I. Basic
  Value Fund -- Series II shares)
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, AIM V.I.
  Capital Appreciation Fund -- Series I shares)
Invesco V.I. Core Equity Fund -- Series I shares (formerly, AIM V.I. Core
  Equity Fund -- Series I shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:

AllianceBernstein Global Thematic Growth Portfolio -- Class B

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares



JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares

Enterprise Portfolio -- Service Shares

Forty Portfolio -- Service Shares


Global Technology Portfolio -- Service Shares

Worldwide Portfolio -- Service Shares


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
  (formerly, Legg Mason Partners Variable Aggressive Growth Portfolio -- Class
  II)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I
  (formerly, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer MidCap Fund/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Equity Portfolio -- Class II Shares
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
SP International Growth Portfolio -- Class II Shares
SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate

Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated April 30, 2010, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  WWW.SEC.GOV

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS...........................................................  6

FEE TABLES............................................................  7
   Example............................................................  9

SYNOPSIS..............................................................  9

CONDENSED FINANCIAL INFORMATION....................................... 12

THE COMPANY........................................................... 12

FINANCIAL CONDITION OF THE COMPANY.................................... 12

THE SEPARATE ACCOUNT.................................................. 13
   The Portfolios..................................................... 14
   Subaccounts........................................................ 15
   Voting Rights...................................................... 22

THE GUARANTEE ACCOUNT................................................. 22

CHARGES AND OTHER DEDUCTIONS.......................................... 23
   Transaction Expenses............................................... 24
       Surrender Charge............................................... 24
       Exceptions to the Surrender Charge............................. 24
   Deductions from the Separate Account............................... 24
   Charges for the Death Benefit Rider Options........................ 25
   Other Charges...................................................... 25

THE CONTRACT.......................................................... 26
   Purchase of the Contract........................................... 26
   Ownership.......................................................... 27
   Assignment......................................................... 27
   Premium Payments................................................... 27
   Valuation Day and Valuation Period................................. 28
   Allocation of Premium Payments..................................... 28
   Bonus Credits...................................................... 28
   Valuation of Accumulation Units.................................... 28

TRANSFERS............................................................. 29
   Transfers Before the Maturity Date................................. 29
   Transfers from the Guarantee Account to the Subaccounts............ 29
   Transfers from the Subaccounts to the Guarantee Account............ 29
   Transfers Among the Subaccounts.................................... 29
   Telephone/Internet Transactions.................................... 30
   Confirmation of Transactions....................................... 30
   Special Note on Reliability........................................ 30
   Transfers by Third Parties......................................... 31
   Special Note on Frequent Transfers................................. 31
   Dollar Cost Averaging Program...................................... 32
   Portfolio Rebalancing Program...................................... 33
   Guarantee Account Interest Sweep Program........................... 34

SURRENDERS AND PARTIAL SURRENDERS.............................................  34
   Surrenders and Partial Surrenders..........................................  34
   Restrictions on Distributions From Certain Contracts.......................  35
   Systematic Withdrawal Program..............................................  35

DEATH OF OWNER AND/OR ANNUITANT...............................................  36
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  36
   Basic Death Benefit........................................................  36
   Optional Guaranteed Minimum Death Benefit..................................  37
   Optional Enhanced Death Benefit............................................  38
   When We Calculate the Death Benefit........................................  39
   Death of an Owner or Joint Owner Before the Maturity Date..................  39
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  42

INCOME PAYMENTS...............................................................  42
   Optional Payment Plans.....................................................  43
   Variable Income Payments...................................................  44
   Transfers After the Maturity Date..........................................  44

TAX MATTERS...................................................................  45
   Introduction...............................................................  45
   Taxation of Non-Qualified Contracts........................................  45
   Section 1035 Exchanges.....................................................  47
   Qualified Retirement Plans.................................................  47
   Federal Income Tax Withholding.............................................  51
   State Income Tax Withholding...............................................  51
   Tax Status of the Company..................................................  52
   Federal Estate Taxes.......................................................  52
   Generation-Skipping Transfer Tax...........................................  52
   Annuity Purchases by Residents of Puerto Rico..............................  52
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  52
   Foreign Tax Credits........................................................  52
   Changes in the Law.........................................................  52

REQUESTING PAYMENTS...........................................................  52

SALES OF THE CONTRACTS........................................................  53

ADDITIONAL INFORMATION........................................................  54
   Owner Questions............................................................  54
   Return Privilege...........................................................  54
   State Regulation...........................................................  55
   Evidence of Death, Age, Gender, Marital Status or Survival.................  55
   Records and Reports........................................................  55
   Other Information..........................................................  55
   Legal Proceedings..........................................................  55

APPENDIX A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

APPENDIX B.................................................................... B-1
   Condensed Financial Information............................................ B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years  Surrender Charge as a
 payments surrendered)                             Since We Received the      Percentage of the
                                                   Premium Payment            Premium Payment
                                                                              Surrendered/1/
                                                   -------------------------------------------------
                                                              0                        8%
                                                              1                        8%
                                                              2                        7%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                              6                        3%
                                                              7                        2%
                                                          8 or more                    0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2 /
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

For more information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of this prospectus.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                           1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                               0.25%
--------------------------------------------------------------------------------------
OPTIONAL BENEFITS/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                             0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                       0.35%/4/
--------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, SEE the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM  MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.44%    2.47%
---------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.39% and 2.47%, respectively. Please SEE the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,218      $2,129      $2,956       $5,046


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $424       $1,425      $2,431       $4,970


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $498       $1,499      $2,506       $5,046


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. SEE "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. SEE "The Contract" provision of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

ARE THERE ANY RISKS TO PURCHASING A DEATH BENEFIT RIDER OPTION? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's

General Account and our long-term ability to make payments. SEE the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. SEE "The Contract -- Allocation of Premium Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. SEE the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please SEE Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. SEE "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. SEE "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at WWW.SEC.GOV. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at WWW.GENWORTH.COM.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. SEE the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.



                     SUBACCOUNT                                     INVESTMENT OBJECTIVE
                     -------------------------------------------------------------------------------
AIM VARIABLE         INVESCO V.I. BASIC VALUE FUND --     Long-term growth of capital.
INSURANCE FUNDS      SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE    V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)     SHARES)
                     -------------------------------------------------------------------------------
                     INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
                     FUND -- SERIES I SHARES (FORMERLY,
                     AIM V.I. CAPITAL APPRECIATION
                     FUND -- SERIES I SHARES)
                     -------------------------------------------------------------------------------
                     INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                     SERIES I SHARES (FORMERLY, AIM V.I.
                     CORE EQUITY FUND -- SERIES I
                     SHARES)


                     -------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN THEMATIC           Long-term growth of capital.
VARIABLE PRODUCTS    GROWTH PORTFOLIO -- CLASS B
SERIES FUND, INC.
                     -------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN                    Long-term growth of capital.
                     GROWTH AND INCOME PORTFOLIO --
                     CLASS B
                     -------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                     GROWTH PORTFOLIO -- CLASS B
                     -------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                     GROWTH PORTFOLIO -- CLASS B
                     -------------------------------------------------------------------------------
COLUMBIA FUNDS       COLUMBIA MARSICO GROWTH FUND,        The fund seeks long-term growth of
VARIABLE INSURANCE   VARIABLE SERIES -- CLASS A           capital.
TRUST I
                     -------------------------------------------------------------------------------
                     COLUMBIA MARSICO INTERNATIONAL       The fund seeks long-term growth of
                     OPPORTUNITIES FUND, VARIABLE         capital.
                     SERIES -- CLASS B
                     -------------------------------------------------------------------------------
DREYFUS              THE DREYFUS SOCIALLY RESPONSIBLE     Seeks capital growth, with current
                     GROWTH FUND, INC. --                 income as a secondary goal.
                     INITIAL SHARES
                     -------------------------------------------------------------------------------
EATON VANCE          VT FLOATING-RATE INCOME FUND         To provide a high level of current
VARIABLE TRUST                                            income.
                     -------------------------------------------------------------------------------
                     VT WORLDWIDE HEALTH SCIENCES         Seeks long-term capital growth by
                     FUND                                 investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                     -------------------------------------------------------------------------------
FEDERATED INSURANCE  FEDERATED HIGH INCOME BOND           Seeks high current income by
SERIES               FUND II -- SERVICE SHARES            investing in lower-rated corporate debt
                                                          obligations commonly referred to as
                                                          "junk bonds."
                     -------------------------------------------------------------------------------
                     FEDERATED KAUFMANN FUND II --        Seeks capital appreciation.
                     SERVICE SHARES


                     -------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.



---------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.



---------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.





---------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


---------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


---------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                      Marsico Capital Management, LLC)
---------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)
---------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary goal.

---------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
---------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
---------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
---------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
      Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
---------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS    SERVICE CLASS 2
FUND









                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      -----------------------------------------------------------------------------
GE INVESTMENTS        CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.           CLASS 1 SHARES                     future income.
                      -----------------------------------------------------------------------------
                      INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                         with prudent investment management
                                                         and the preservation of capital.
                      -----------------------------------------------------------------------------
                      MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                      SHARES/1/                          future income.
                      -----------------------------------------------------------------------------
                      MONEY MARKET FUND/2/               Seeks a high level of current income
                                                         consistent with the preservation of
                                                         capital and maintenance of liquidity.
                      -----------------------------------------------------------------------------
                      PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                      CLASS 1 SHARES                     future income rather than current
                                                         income.
                      -----------------------------------------------------------------------------
                      REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                      CLASS 1 SHARES                     current income and capital
                                                         appreciation.
                      -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
                                          Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks long-term growth capital and        GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income      GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
-----------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          S&P's 500 Composite Stock Index.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES




                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                       SHARES                             composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                       SERVICE SHARES
                       ------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a
                       SHARES                             manner consistent with preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --     objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON     shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       ------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE    Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE          income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,    This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE    shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-------------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
-------------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)


-------------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.


-------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                     INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES       seek capital appreciation.
                       --------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --     The fund's investment objective is to
                       SERVICE CLASS SHARES                 seek capital appreciation.
                       --------------------------------------------------------------------------------
                       MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                 seek capital appreciation.
                       --------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --           The fund's investment objective is to
                       SERVICE CLASS SHARES                 seek total return.
                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE      in securities of well-known,
                       SHARES                               established companies.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES        Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES            by investing a substantial portion of its
                                                            assets in securities of foreign issuers,
                                                            "growth type" companies, cyclical
                                                            industries and special situations that
                                                            are considered to have appreciation
                                                            possibilities.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET              Seeks high total return.
                       FUND/VA -- SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL        Seeks capital appreciation
                       CAP FUND/VA -- SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP         Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE            in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       --------------------------------------------------------------------------------
PIMCO VARIABLE         FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST        DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                       CLASS SHARES                         and prudent investment management.
                       --------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                                                            Invests at least 80% of its assets in a
                                                            diversified portfolio of high yield
                                                            securities ("junk bonds") rated below
                                                            investment grade but rated at least Caa
                                                            by Moody's or CCC by S&P, or, if
                                                            unrated, determined by PIMCO to be
                                                            of comparable quality, subject to a
                                                            maximum of 5% of its total assets in
                                                            securities rated Caa by Moody's or
                                                            CCC by S&P, or, if unrated,
                                                            determined by PIMCO to be of
                                                            comparable quality.
                       --------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                       SHARES                               and prudent investment management.
                       --------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       --------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND


                       --------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation                 OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.



------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,            Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC and GE Asset Management
                                           Incorporated)
------------------------------------------------------------------------------


                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------
                      JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
                      SHARES

                      -------------------------------------------------------------------------
                      JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                      CLASS II SHARES

                      -------------------------------------------------------------------------
                      SP INTERNATIONAL GROWTH PORTFOLIO  Seeks long-term growth of capital.
                      -- CLASS II SHARES


                      -------------------------------------------------------------------------
                      SP PRUDENTIAL U.S. EMERGING        Seeks long-term growth of capital.
                      GROWTH PORTFOLIO --
                      CLASS II SHARES
                      -------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) FUND/1/              Seeks to provide investment results
                                                         that correspond to a benchmark for
                                                         over-the-counter securities. The
                                                         portfolio's current benchmark is the
                                                         NASDAQ 100 Index(TM).
                      -------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by Jennison Associates
                                      LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by Jennison Associates
                                      LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by William Blair &
                                      Company LLC and Marsico Capital
                                      Management LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.    Prudential Investments LLC
                                      (subadvised by Jennison Associates
                                      LLC)
-------------------------------------------------------------------------
Seeks to provide investment results   Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
-------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   GE Investment Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Equity Portfolio -- Class II
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       SP International Growth Portfolio -- Class II
       SP Prudential U.S. Emerging Growth Portfolio -- Class II.


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2009 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and The Prudential Series Fund. SEE the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage

Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate

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



of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also

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impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

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OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

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



VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in

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



the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the

Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request.

Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12

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Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other

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available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost
Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

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GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

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



Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (SEE the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. SEE the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. SEE the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.


If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. SEE the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

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




  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

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If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

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



The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the

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Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

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DISTRIBUTION RULES:  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender

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    charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any

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such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

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



If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly

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


   payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.


VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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-


TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner

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may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

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  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(E.G. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, E.G., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment

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under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . TRADITIONAL INDIVIDUAL RETIREMENT Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . ROTH IRAS permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ROTH INDIVIDUAL RETIREMENT ACCOUNTS have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . CORPORATE PENSION AND PROFIT-SHARING PLANS UNDER SECTION 401(A) OF THE CODE allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(B) PLANS allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

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TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally were not required, and 2009 distributions that otherwise would have been required may be eligible for rollover. Required minimum distributions must be taken under the usual tax rules for the 2010 and subsequent tax years.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, E.G., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

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




  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer that may have offered the contracts when they were available for sale, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at HTTP://WWW.FINRA.ORG or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.


The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.


After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2009, 2008 and 2007, $64.1 million, $91.1 million and $140.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2009, 2008 and 2007, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER
INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at HTTP://WWW.SEC.GOV.

LEGAL
PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.


The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT  UNADJUSTED
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT  UNADJUSTED
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                           CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PREMIUM   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/24            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%




                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II Shares                     $ 7.68            $11.17         6,938     2009
                                                                         16.21              7.68         7,593     2008
                                                                         16.25             16.21         5,903     2007
                                                                         14.61             16.25         6,233     2006
                                                                         14.08             14.61         8,135     2005
                                                                         12.90             14.08        12,040     2004
                                                                         10.00             12.90         2,507     2003
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I Shares             $ 5.28            $ 6.30         2,904     2009
                                                                          9.33              5.28         2,714     2008
                                                                          8.46              9.33         3,118     2007
                                                                          8.08              8.46         7,791     2006
                                                                          7.54              8.08         9,277     2005
                                                                          7.19              7.54        10,743     2004
                                                                          5.63              7.19        15,302     2003
                                                                          7.57              5.63        20,880     2002
                                                                         10.02              7.57        19,812     2001
-----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I Shares                      $ 7.91            $ 9.99        11,162     2009
                                                                         11.50              7.91        16,058     2008
                                                                         10.80             11.50        16,811     2007
                                                                         10.00             10.80        18,682     2006
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 9.06            $13.66            94     2009
                                                                         17.52              9.06           957     2008
                                                                         14.84             17.52           981     2007
                                                                         13.91             14.84           981     2006
                                                                         13.63             13.91           981     2005
                                                                         13.17             13.63         2,392     2004
                                                                         10.00             13.17         1,423     2003
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.19            $ 9.71        30,366     2009
                                                                         14.03              8.19        44,940     2008
                                                                         13.59             14.03        59,825     2007
                                                                         11.80             13.59        64,624     2006
                                                                         11.46             11.80        90,061     2005
                                                                         10.47             11.46        78,111     2004
                                                                          8.04             10.47        86,805     2003
                                                                         10.51              8.04        83,797     2002
                                                                         10.66             10.51        70,725     2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $ 5.20            $ 7.02         8,758     2009
                                                                                  8.77              5.20        11,122     2008
                                                                                  7.84              8.77        11,494     2007
                                                                                  8.02              7.84        12,313     2006
                                                                                  7.09              8.02        23,037     2005
                                                                                  6.65              7.09        29,798     2004
                                                                                  5.47              6.65        15,044     2003
                                                                                  8.04              5.47        17,497     2002
                                                                                  9.89              8.04         9,776     2001
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 6.71            $ 9.33         2,629     2009
                                                                                 12.53              6.71         2,630     2008
                                                                                 11.19             12.53         5,046     2007
                                                                                 10.29             11.19         4,786     2006
                                                                                  9.97             10.29         5,081     2005
                                                                                  8.85              9.97         5,082     2004
                                                                                  6.05              8.85         5,083     2003
                                                                                  9.04              6.05         5,084     2002
                                                                                 10.54              9.04         4,786     2001
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.47            $13.06            95     2009
                                                                                 17.57             10.47           188     2008
                                                                                 15.19             17.57         1,936     2007
                                                                                 14.54             15.19         2,185     2006
                                                                                 13.75             14.54         3,008     2005
                                                                                 12.35             13.75         3,696     2004
                                                                                 10.00             12.35         5,322     2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $13.10            $17.80         2,753     2009
   Class B                                                                       25.84             13.10         4,278     2008
                                                                                 21.93             25.84         3,845     2007
                                                                                 18.08             21.93         1,708     2006
                                                                                 15.36             18.08         1,106     2005
                                                                                 13.38             15.36         1,609     2004
                                                                                 10.00             13.38         4,078     2003
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          $ 5.15            $ 6.78         1,067     2009
                                                                                  7.98              5.15         1,067     2008
                                                                                  7.52              7.98         1,067     2007
                                                                                  6.99              7.52         1,067     2006
                                                                                  6.85              6.99         1,067     2005
                                                                                  6.55              6.85         1,067     2004
                                                                                  5.28              6.55         1,067     2003
                                                                                  7.55              5.28         1,067     2002
                                                                                  9.91              7.55         1,067     2001
-------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 7.82            $11.11         3,243     2009
                                                                                 10.90              7.82         3,255     2008
                                                                                 10.90             10.90         8,182     2007
                                                                                 10.49             10.90         6,439     2006
                                                                                 10.26             10.49         4,916     2005
                                                                                 10.13             10.26         7,515     2004
                                                                                 10.00             10.13            --     2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $12.35            $13.42         3,035     2009
                                                                         13.50             12.35         1,960     2008
                                                                         12.91             13.50         1,963     2007
                                                                         13.11             12.91         3,065     2006
                                                                         12.45             13.11         3,152     2005
                                                                         11.90             12.45         5,550     2004
                                                                         10.00             11.90         1,874     2003
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.48            $15.73         8,005     2009
                                                                         14.40             10.48        11,040     2008
                                                                         14.18             14.40        17,337     2007
                                                                         13.02             14.18        18,971     2006
                                                                         12.93             13.02        18,600     2005
                                                                         11.92             12.93        17,634     2004
                                                                          9.94             11.92        21,357     2003
                                                                          9.96              9.94        18,129     2002
                                                                          9.98              9.96        12,976     2001
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $12.54            $15.94         5,135     2009
                                                                         21.93             12.54         7,202     2008
                                                                         18.47             21.93         4,656     2007
                                                                         16.37             18.47         7,749     2006
                                                                         15.00             16.37        10,498     2005
                                                                         13.30             15.00         9,042     2004
                                                                         10.00             13.30         9,630     2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.28            $12.37        23,459     2009
                                                                         16.44              9.28        33,095     2008
                                                                         14.24             16.44        36,154     2007
                                                                         12.98             14.24        38,092     2006
                                                                         11.30             12.98        60,559     2005
                                                                          9.97             11.30        61,327     2004
                                                                          7.90              9.97        47,198     2003
                                                                          8.87              7.90        41,194     2002
                                                                         10.30              8.87        11,934     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 9.53            $12.74            --     2009
                                                                         16.51              9.53         2,633     2008
                                                                         15.71             16.51         3,376     2007
                                                                         14.02             15.71            --     2006
                                                                         11.80             14.02            --     2005
                                                                         11.84             11.80            --     2004
                                                                         10.00             11.84            --     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.72            $ 9.87        41,815     2009
                                                                         13.71              7.72        54,840     2008
                                                                         13.75             13.71        52,969     2007
                                                                         11.65             13.75        57,613     2006
                                                                         11.20             11.65        74,636     2005
                                                                         10.23             11.20        86,930     2004
                                                                          7.99             10.23        78,307     2003
                                                                          9.80              7.99        70,603     2002
                                                                         10.50              9.80        34,893     2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2         $ 6.87            $ 8.59          5,105    2009
                                                            12.01              6.87          5,114    2008
                                                            10.91             12.01          5,123    2007
                                                             9.81             10.91          8,343    2006
                                                             9.28              9.81          5,992    2005
                                                             8.93              9.28          6,790    2004
                                                             7.35              8.93         17,250    2003
                                                             8.98              7.35         15,802    2002
                                                            10.02              8.98          9,559    2001
----------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                  $ 5.11            $ 6.44         31,755    2009
                                                             9.85              5.11         37,852    2008
                                                             7.90              9.85        159,023    2007
                                                             7.53              7.90        161,125    2006
                                                             7.25              7.53        170,219    2005
                                                             7.14              7.25        173,035    2004
                                                             5.47              7.14        174,801    2003
                                                             7.97              5.47        173,583    2002
                                                             9.86              7.97        166,005    2001
----------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                 $ 8.35            $10.31          8,432    2009
                                                            12.65              8.35         11,211    2008
                                                            11.67             12.65         20,480    2007
                                                            10.06             11.67         21,785    2006
                                                             9.81             10.06         22,747    2005
                                                             9.10              9.81         24,027    2004
                                                             7.45              9.10         26,661    2003
                                                             9.18              7.45         24,475    2002
                                                            10.22              9.18          3,866    2001
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                            $12.52            $13.30         15,480    2009
                                                            13.40             12.52          2,566    2008
                                                            12.99             13.40          2,572    2007
                                                            12.64             12.99          2,577    2006
                                                            12.58             12.64             --    2005
                                                            12.35             12.58             --    2004
                                                            12.11             12.35             --    2003
                                                            11.20             12.11             --    2002
                                                            10.59             11.20             --    2001
----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                    $11.90            $16.57         23,627    2009
                                                            19.44             11.90         31,214    2008
                                                            17.54             19.44         47,908    2007
                                                            16.43             17.54         51,675    2006
                                                            14.93             16.43         54,005    2005
                                                            13.07             14.93         57,292    2004
                                                             9.99             13.07         62,332    2003
                                                            11.77              9.99         47,626    2002
                                                            11.91             11.77         20,585    2001
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                        $11.80            $11.65         46,425    2009
                                                            11.72             11.80         59,741    2008
                                                            11.35             11.72         38,268    2007
                                                            11.01             11.35         42,666    2006
                                                            10.88             11.01         17,510    2005
                                                            10.95             10.88         35,787    2004
                                                            11.03             10.95         76,414    2003
                                                            11.04             11.03        512,715    2002
                                                            10.79             11.04        107,397    2001
----------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 7.05            $ 9.64         13,181    2009
                                                         11.31              7.05         16,826    2008
                                                         10.91             11.31         18,867    2007
                                                         10.16             10.91         20,096    2006
                                                         10.19             10.16         21,013    2005
                                                          9.67             10.19         22,311    2004
                                                          7.62              9.67         24,716    2003
                                                          9.79              7.62          9,377    2002
                                                         10.95              9.79          6,820    2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $18.66            $24.95            911    2009
                                                         29.64             18.66          1,862    2008
                                                         35.36             29.64          1,972    2007
                                                         27.00             35.36          2,066    2006
                                                         24.53             27.00          2,076    2005
                                                         18.82             24.53          3,223    2004
                                                         13.92             18.82            317    2003
                                                         14.33             13.92             --    2002
                                                         13.01             14.33             --    2001
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 6.98            $ 8.68         35,024    2009
                                                         11.33              6.98         49,338    2008
                                                         10.95             11.33         64,281    2007
                                                          9.64             10.95         74,793    2006
                                                          9.37              9.64         79,661    2005
                                                          8.61              9.37         90,370    2004
                                                          6.82              8.61         94,260    2003
                                                          8.92              6.82        102,694    2002
                                                         10.33              8.92         66,981    2001
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $10.55            $13.60         12,200    2009
                                                         17.18             10.55         21,113    2008
                                                         17.04             17.18         23,731    2007
                                                         15.28             17.04         27,518    2006
                                                         14.17             15.28         35,491    2005
                                                         12.50             14.17         40,203    2004
                                                         10.23             12.50         33,098    2003
                                                         12.06             10.23         30,084    2002
                                                         11.14             12.06          9,185    2001
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $10.65            $12.67         21,059    2009
                                                         15.30             10.65         35,307    2008
                                                         13.92             15.30         39,156    2007
                                                         12.43             13.92         17,805    2006
                                                         12.17             12.43         14,402    2005
                                                         11.43             12.17         13,001    2004
                                                          9.65             11.43         18,523    2003
                                                         10.81              9.65             --    2002
                                                         11.31             10.81             --    2001
-------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    $ 8.09            $10.48          1,096    2009
                                                         12.85              8.09          1,097    2008
                                                         12.08             12.85          1,557    2007
                                                         10.57             12.08          1,770    2006
                                                         10.47             10.57          1,102    2005
                                                          9.83             10.47          1,103    2004
                                                          8.10              9.83         13,516    2003
                                                         10.19              8.10          6,715    2002
                                                         11.31             10.19          2,476    2001
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.86            $13.42        10,892     2009
                                                                                   13.14             10.86        13,831     2008
                                                                                   12.10             13.14        15,673     2007
                                                                                   11.13             12.10        21,503     2006
                                                                                   10.50             11.13        28,595     2005
                                                                                    9.85             10.50        33,047     2004
                                                                                    8.79              9.85        40,472     2003
                                                                                    9.57              8.79        44,893     2002
                                                                                   10.22              9.57        34,444     2001
---------------------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                          $ 5.34            $ 7.59         6,858     2009
                                                                                    9.65              5.34        13,024     2008
                                                                                    8.06              9.65        15,369     2007
                                                                                    7.22              8.06        15,517     2006
                                                                                    6.55              7.22        17,567     2005
                                                                                    5.52              6.55        21,484     2004
                                                                                    4.16              5.52        29,050     2003
                                                                                    5.88              4.16        30,980     2002
                                                                                    9.89              5.88         6,032     2001
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.78            $11.19         9,322     2009
                                                                                   14.20              7.78        15,411     2008
                                                                                   10.56             14.20        20,415     2007
                                                                                    9.83             10.56        20,550     2006
                                                                                    8.87              9.83        29,782     2005
                                                                                    7.63              8.87        31,486     2004
                                                                                    6.45              7.63        33,421     2003
                                                                                    7.79              6.45        35,634     2002
                                                                                   10.12              7.79        23,121     2001
---------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                   $ 2.68            $ 4.15         5,234     2009
                                                                                    4.87              2.68         3,956     2008
                                                                                    4.06              4.87         3,965     2007
                                                                                    3.83              4.06         3,974     2006
                                                                                    3.48              3.83         5,740     2005
                                                                                    3.52              3.48            --     2004
                                                                                    2.44              3.52            --     2003
                                                                                    4.20              2.44         3,280     2002
                                                                                    6.80              4.20           354     2001
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                           $ 4.91            $ 6.64        11,665     2009
                                                                                    9.03              4.91        21,899     2008
                                                                                    8.39              9.03        26,326     2007
                                                                                    7.22              8.39        20,652     2006
                                                                                    6.95              7.22        36,246     2005
                                                                                    6.75              6.95        37,738     2004
                                                                                    5.55              6.75        36,174     2003
                                                                                    7.58              5.55        51,989     2002
                                                                                    9.95              7.58        54,199     2001
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.16            $12.10           528     2009
                                                                                   15.65              9.16         2,743     2008
                                                                                   15.84             15.65         2,919     2007
                                                                                   14.53             15.84         1,996     2006
                                                                                   13.46             14.53         2,248     2005
                                                                                   12.57             13.46         2,259     2004
                                                                                   10.00             12.57         2,271     2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --         $ 5.93            $ 7.55        16,270     2009
   Class I                                                                         9.50              5.93        17,183     2008
                                                                                  10.00              9.50        18,138     2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   $ 4.99            $ 6.84         6,724     2009
                                                                                   8.04              4.99         7,989     2008
                                                                                   7.36              8.04        11,437     2007
                                                                                   6.97              7.36        11,458     2006
                                                                                   6.79              6.97        17,839     2005
                                                                                   6.33              6.79        25,493     2004
                                                                                   5.24              6.33        26,413     2003
                                                                                   7.37              5.24        24,943     2002
                                                                                   9.95              7.37        23,101     2001
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $ 7.09            $ 8.84         2,113     2009
                                                                                  10.79              7.09         1,469     2008
                                                                                   9.96             10.79           617     2007
                                                                                   8.98              9.96           733     2006
                                                                                   8.52              8.98           861     2005
                                                                                   7.79              8.52           997     2004
                                                                                   6.49              7.79         1,142     2003
                                                                                   8.37              6.49         5,058     2002
                                                                                  10.13              8.37        16,138     2001
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            $ 6.29            $10.10         5,945     2009
                                                                                  10.57              6.29         5,666     2008
                                                                                  10.50             10.57         7,810     2007
                                                                                   9.45             10.50         8,181     2006
                                                                                   9.13              9.45         8,578     2005
                                                                                   8.74              9.13        10,388     2004
                                                                                   6.65              8.74        16,632     2003
                                                                                   9.90              6.65        11,268     2002
                                                                                  10.62              9.90            --     2001
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $11.45            $14.98         8,612     2009
                                                                                  18.70             11.45        10,081     2008
                                                                                  14.89             18.70        12,856     2007
                                                                                  11.55             14.89        13,144     2006
                                                                                  10.06             11.55        17,988     2005
                                                                                   7.87             10.06        14,565     2004
                                                                                   5.90              7.87        16,213     2003
                                                                                   7.77              5.90        27,665     2002
                                                                                  10.45              7.77        32,247     2001
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $ 8.48            $12.03           246     2009
                                                                                  15.84              8.48           246     2008
                                                                                  14.13             15.84           246     2007
                                                                                  13.33             14.13           246     2006
                                                                                  12.91             13.33           492     2005
                                                                                  12.30             12.91           492     2004
                                                                                  10.00             12.30           492     2003
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                        $ 9.22            $12.65        15,487     2009
                                                                                  15.70              9.22        27,529     2008
                                                                                  15.03             15.70        30,915     2007
                                                                                  13.01             15.03        40,634     2006
                                                                                  11.58             13.01        40,249     2005
                                                                                   9.90             11.58        52,281     2004
                                                                                   7.04              9.90        49,254     2003
                                                                                   9.21              7.04        44,694     2002
                                                                                  10.65              9.21        15,854     2001
--------------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                      ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                     UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                        BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares       $ 6.88            $ 8.67        11,712     2009
                                                          11.39              6.88        19,764     2008
                                                          11.10             11.39        21,003     2007
                                                           9.83             11.10        22,294     2006
                                                           9.44              9.83        22,710     2005
                                                           8.78              9.44        29,415     2004
                                                           7.06              8.78        31,129     2003
                                                           8.85              7.06        32,039     2002
                                                          10.02              8.85        24,610     2001
--------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA --            $11.61            $15.65           654     2009
   Service Shares                                         19.03             11.61           577     2008
                                                          19.60             19.03           579     2007
                                                          17.36             19.60           580     2006
                                                          16.07             17.36         1,820     2005
                                                          13.70             16.07         1,500     2004
                                                          10.00             13.70           920     2003
--------------------------------------------------------------------------------------------------------
 Oppenheimer Small- & Mid-Cap Growth Fund/VA --          $ 8.21            $10.69            --     2009
   Service Shares                                         16.41              8.21            --     2008
                                                          15.72             16.41            --     2007
                                                          15.55             15.72            --     2006
                                                          14.10             15.55            --     2005
                                                          11.99             14.10            --     2004
                                                          10.00             11.99            --     2003
--------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar Hedged) --          $12.37            $14.08         8,366     2009
   Administrative Class Shares                            12.87             12.37        10,357     2008
                                                          12.62             12.87        10,837     2007
                                                          12.54             12.62         9,932     2006
                                                          12.11             12.54         8,781     2005
                                                          11.66             12.11         7,159     2004
                                                          11.58             11.66         8,207     2003
                                                          10.87             11.58         9,864     2002
                                                          10.26             10.87         3,797     2001
--------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class            $10.92            $15.08        19,470     2009
   Shares                                                 14.50             10.92        28,671     2008
                                                          14.23             14.50        38,820     2007
                                                          13.25             14.23        42,430     2006
                                                          12.93             13.25        45,785     2005
                                                          11.98             12.93        39,603     2004
                                                           9.91             11.98        47,271     2003
                                                          10.19              9.91        30,346     2002
                                                          10.11             10.19        12,594     2001
--------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio --                  $17.39            $16.37         8,302     2009
   Administrative Class Shares                            15.06             17.39         9,309     2008
                                                          13.94             15.06        10,930     2007
                                                          13.99             13.94        11,390     2006
                                                          13.57             13.99        11,021     2005
                                                          12.81             13.57        11,871     2004
                                                          12.53             12.81        22,736     2003
                                                          10.82             12.53        38,618     2002
                                                          10.38             10.82        10,806     2001
--------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.22            $15.96         66,141    2009
                                                                 13.78             14.22         77,343    2008
                                                                 12.87             13.78         63,623    2007
                                                                 12.59             12.87         78,679    2006
                                                                 12.48             12.59         69,770    2005
                                                                 12.09             12.48         75,044    2004
                                                                 11.69             12.09        117,549    2003
                                                                 10.89             11.69        109,920    2002
                                                                 10.20             10.89         55,225    2001
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Rydex NASDAQ -- 100(R) Fund                                   $ 3.56            $ 5.33            971    2009
                                                                  6.23              3.56          4,038    2008
                                                                  5.37              6.23          4,475    2007
                                                                  5.15              5.37          4,857    2006
                                                                  5.18              5.15          5,695    2005
                                                                  4.81              5.18          6,150    2004
                                                                  3.36              4.81          6,634    2003
                                                                  5.58              3.36         12,717    2002
                                                                  8.74              5.58          6,166    2001
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Equity Portfolio -- Class II Shares                           $ 7.42            $10.04             --    2009
                                                                 12.23              7.42             --    2008
                                                                 11.41             12.23             --    2007
                                                                 10.39             11.41             --    2006
                                                                  9.51             10.39             --    2005
                                                                  8.82              9.51             --    2004
                                                                  6.83              8.82             --    2003
                                                                  8.97              6.83             --    2002
                                                                 10.00              8.97             --    2001
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.09            $18.74             --    2009
                                                                 20.27             12.09          2,226    2008
                                                                 18.70             20.27          2,489    2007
                                                                 16.72             18.70          4,469    2006
                                                                 14.00             16.72          5,297    2005
                                                                 12.33             14.00          2,331    2004
                                                                 10.00             12.33             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 6.17            $ 8.67          2,501    2009
                                                                 10.04              6.17          2,362    2008
                                                                  9.14             10.04          2,401    2007
                                                                  9.16              9.14          5,634    2006
                                                                  8.16              9.16          7,019    2005
                                                                  7.59              8.16         12,383    2004
                                                                  5.95              7.59          7,042    2003
                                                                  8.78              5.95          4,766    2002
                                                                 10.00              8.78          4,588    2001
---------------------------------------------------------------------------------------------------------------
  SP International Growth Portfolio -- Class II Shares          $ 6.83            $ 9.17          1,555    2009
                                                                 14.01              6.83          8,967    2008
                                                                 11.94             14.01         11,455    2007
                                                                 10.07             11.94         14,472    2006
                                                                  8.84             10.07          1,902    2005
                                                                  7.73              8.84          1,996    2004
                                                                  5.64              7.73          2,094    2003
                                                                  7.43              5.64          2,204    2002
                                                                 10.00              7.43          2,314    2001
---------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
  SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares         $ 8.74            $12.14         1,720     2009
                                                                           13.92              8.74         1,855     2008
                                                                           12.15             13.92         1,610     2007
                                                                           11.31             12.15         1,647     2006
                                                                            9.78             11.31         7,938     2005
                                                                            8.21              9.78         9,731     2004
                                                                            5.89              8.21         9,774     2003
                                                                            8.86              5.89         9,689     2002
                                                                           10.00              8.86         9,255     2001
-------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.. B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra II) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.. B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.


Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.


  . PROTECTION. We offer customers term and universal life insurance and Medicare supplement insurance.


  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

We do business in all states, except New York, the District of Columbia and Bermuda.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer.

Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.


THE ALGER AMERICAN FUND. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon sixty days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST.   This agreement may be terminated at the
option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.



JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated at the option of any party upon one year advance written notice to the other parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. This agreement may be terminated by the parties upon 180 days' advance written notice.

VAN KAMPEN LIFE INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects:

1) net income from the Portfolio attributable to the hypothetical account; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.30% of your assets in the Separate Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract charge is only deducted if Contract Value at the time of deduction is less than $10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one Accumulation Unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7 - /1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

GE Investments Funds, Inc. -- Money Market Fund:


Current Yield    -1.66% as of December 31, 2008
Effective Yield  -1.65% as of December 31, 2008


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $10,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for optional riders.

   (5) Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications.) The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

   (6) Standardized total return does not reflect the deduction of any premium tax.

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY


Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.


EXPERTS


The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our reports on the consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries dated April 13, 2010 refer to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.


FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2009

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-20

Statements of Changes in Net Assets........................................ F-37

Notes to Financial Statements.............................................. F-70

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II, VP Income & Growth Fund -- Class I, VP International Fund -- Class I; American Century Variable Portfolios, Inc. -- VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity

Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Research Core Portfolio -- Institutional Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I, Legg Mason ClearBridge Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA -- Non-Service Shares, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ-100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class 1-2 Shares, Alger Small Cap Growth Portfolio -- Class 1-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 6, 2010

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2009

                                                                               AIM VARIABLE INSURANCE FUNDS
                                         -----------------------------------------------------------------------------------
                                         AIM V.I.     AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    AIM V.I.    AIM V.I.
                                           BASIC      CAPITAL      CAPITAL      CORE    GLOBAL REAL GOVERNMENT INTERNATIONAL
                                           VALUE    APPRECIATION DEVELOPMENT   EQUITY     ESTATE    SECURITIES    GROWTH
                                          FUND --     FUND --      FUND --    FUND --     FUND --    FUND --      FUND --
                           CONSOLIDATED  SERIES II    SERIES I    SERIES I    SERIES I   SERIES II   SERIES I    SERIES II
                              TOTAL       SHARES       SHARES      SHARES      SHARES     SHARES      SHARES      SHARES
                          -------------- ---------- ------------ ----------- ---------- ----------- ---------- -------------
ASSETS:
Investments at fair
 value (note 2).......... $9,440,375,786 13,222,978  12,020,461     6,059    15,176,544   396,168     2,704     68,023,133
Dividend receivable......      3,193,771         --          --        --            --        --        --             --
Receivable for units sold        597,795      2,539         383        --            --        --        --             --
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
    Total assets.........  9,444,167,352 13,225,517  12,020,844     6,059    15,176,544   396,168     2,704     68,023,133
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        442,218        584         523        --           654        21        --          3,180
Payable for units
 withdrawn...............      3,065,667         --          --         1       123,359        32        --         53,084
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
    Total liabilities....      3,507,885        584         523         1       124,013        53        --         56,264
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  9,191,008,598 13,224,933  12,014,860     6,058    15,052,531   325,401     2,704     65,910,362
 Variable annuity
   contract owners in
   the annuitization
   period................    227,828,386         --       5,461        --            --    70,714        --      2,056,507
 Genworth Life and
   Annuity (note 4)......     21,822,483         --          --        --            --        --        --             --
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
    Net assets........... $9,440,659,467 13,224,933  12,020,321     6,058    15,052,531   396,115     2,704     67,966,869
                          ============== ==========  ==========     =====    ==========   =======     =====     ==========
Investments in
 securities at cost...... $9,908,360,689 18,606,342  13,358,121     7,687    15,069,420   408,206     2,843     67,153,965
                          ============== ==========  ==========     =====    ==========   =======     =====     ==========
Shares outstanding.......                 2,222,349     591,267       537       609,011    33,208       226      2,654,043
                                         ==========  ==========     =====    ==========   =======     =====     ==========

                          ---------------------
                          AIM V.I.
                          LARGE CAP  AIM V.I.
                           GROWTH   TECHNOLOGY
                           FUND --   FUND --
                          SERIES I   SERIES I
                           SHARES     SHARES
                          --------- ----------
ASSETS:
Investments at fair
 value (note 2)..........   5,742     9,888
Dividend receivable......      --        --
Receivable for units sold      --        --
                            -----     -----
    Total assets.........   5,742     9,888
                            -----     -----
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...      --        --
Payable for units
 withdrawn...............       1        --
                            -----     -----
    Total liabilities....       1        --
                            -----     -----
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   5,741     9,888
 Variable annuity
   contract owners in
   the annuitization
   period................      --        --
 Genworth Life and
   Annuity (note 4)......      --        --
                            -----     -----
    Net assets...........   5,741     9,888
                            =====     =====
Investments in
 securities at cost......   5,411     8,961
                            =====     =====
Shares outstanding.......     468       750
                            =====     =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              AIM
                           VARIABLE
                           INSURANCE
                             FUNDS
                          (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------- -----------------------------------------------------------------------------------------
                           AIM V.I.   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           UTILITIES   BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                            FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                           SERIES I     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                            SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........   $2,743       25,473,023         6,576,986        68,946,685         87,548,369       16,774,949
Dividend receivable......       --               --                --                --                 --               --
Receivable for units sold       --               --                47                --                 --               --
                            ------       ----------         ---------        ----------        -----------       ----------
    Total assets.........    2,743       25,473,023         6,577,033        68,946,685         87,548,369       16,774,949
                            ------       ----------         ---------        ----------        -----------       ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       --            1,239               279             2,982              4,120              735
Payable for units
 withdrawn...............        1           11,373                --            10,617             21,723            9,831
                            ------       ----------         ---------        ----------        -----------       ----------
    Total liabilities....        1           12,612               279            13,599             25,843           10,566
                            ------       ----------         ---------        ----------        -----------       ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    2,742       23,294,344         6,576,754        68,700,141         84,775,091       16,764,383
 Variable annuity
   contract owners in
   the annuitization
   period................       --        2,166,067                --           232,945          2,747,435               --
 Genworth Life and
   Annuity (note 4)......       --               --                --                --                 --               --
                            ------       ----------         ---------        ----------        -----------       ----------
    Net assets...........   $2,742       25,460,411         6,576,754        68,933,086         87,522,526       16,764,383
                            ======       ==========         =========        ==========        ===========       ==========
Investments in
 securities at cost......   $3,565       25,204,310         5,814,593        90,928,336        100,053,846       15,750,708
                            ======       ==========         =========        ==========        ===========       ==========
Shares outstanding.......      189        2,407,658           402,508         4,572,061          6,021,208          678,598
                            ======       ==========         =========        ==========        ===========       ==========



                                                 AMERICAN CENTURY VARIABLE
                                                    PORTFOLIOS II, INC.
                          ------------------------------------------------------
                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME      VP
                               GROWTH        PROTECTION  & GROWTH  INTERNATIONAL
                            PORTFOLIO --      FUND --     FUND --     FUND --
                               CLASS B        CLASS II    CLASS I     CLASS I
                          ----------------- ------------ --------- -------------
ASSETS:
Investments at fair
 value (note 2)..........     5,719,367     128,566,430   150,244    2,038,077
Dividend receivable......            --         308,144        --           --
Receivable for units sold       128,555              --        --           --
                              ---------     -----------   -------    ---------
    Total assets.........     5,847,922     128,874,574   150,244    2,038,077
                              ---------     -----------   -------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           244           6,193         7          103
Payable for units
 withdrawn...............            --          16,017         1           34
                              ---------     -----------   -------    ---------
    Total liabilities....           244          22,210         8          137
                              ---------     -----------   -------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,847,678     123,185,263   150,236    1,722,089
 Variable annuity
   contract owners in
   the annuitization
   period................            --       5,667,101        --      315,851
 Genworth Life and
   Annuity (note 4)......            --              --        --           --
                              ---------     -----------   -------    ---------
    Net assets...........     5,847,678     128,852,364   150,236    2,037,940
                              =========     ===========   =======    =========
Investments in
 securities at cost......     5,537,583     120,293,865   170,966    2,248,935
                              =========     ===========   =======    =========
Shares outstanding.......       490,091      11,981,960    27,926      263,658
                              =========     ===========   =======    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                            AMERICAN CENTURY
                                VARIABLE
                            PORTFOLIOS, INC.            BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------- -------------------------------------------------------

                                                                 BLACKROCK    BLACKROCK    BLACKROCK
                                                  BLACKROCK        GLOBAL     LARGE CAP      VALUE
                                               BASIC VALUE V.I.  ALLOCATION  GROWTH V.I. OPPORTUNITIES
                          VP ULTRA(R) VP VALUE     FUND --       V.I. FUND     FUND --   V.I. FUND --
                            FUND --   FUND --     CLASS III     -- CLASS III  CLASS III    CLASS III
                            CLASS I   CLASS I       SHARES         SHARES      SHARES       SHARES
                          ----------- -------- ---------------- ------------ ----------- -------------
ASSETS:
Investments at fair
 value (note 2)..........   $68,246   197,498     10,721,006    466,802,136   3,034,300    5,196,452
Dividend receivable......        --        --             --             --          --           --
Receivable for units sold        --        --             --         34,871          58           --
                            -------   -------     ----------    -----------   ---------    ---------
    Total assets.........    68,246   197,498     10,721,006    466,837,007   3,034,358    5,196,452
                            -------   -------     ----------    -----------   ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         3         8            481         24,134         131          234
Payable for units
 withdrawn...............         2         1         15,362             --          --           60
                            -------   -------     ----------    -----------   ---------    ---------
    Total liabilities....         5         9         15,843         24,134         131          294
                            -------   -------     ----------    -----------   ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    68,241   197,489     10,705,163    439,002,305   3,034,227    5,196,158
 Variable annuity
   contract owners in
   the annuitization
   period................        --        --             --     27,810,568          --           --
 Genworth Life and
   Annuity (note 4)......        --        --             --             --          --           --
                            -------   -------     ----------    -----------   ---------    ---------
    Net assets...........   $68,241   197,489     10,705,163    466,812,873   3,034,227    5,196,158
                            =======   =======     ==========    ===========   =========    =========
Investments in
 securities at cost......   $72,377   257,082     12,551,900    464,846,349   3,216,599    7,458,318
                            =======   =======     ==========    ===========   =========    =========
Shares outstanding.......     8,405    37,405      1,001,028     34,784,064     321,771      457,837
                            =======   =======     ==========    ===========   =========    =========

                            COLUMBIA FUNDS VARIABLE
                               INSURANCE TRUST I      DWS VARIABLE SERIES II
                          --------------------------- -----------------------
                                          COLUMBIA
                            COLUMBIA      MARSICO     DWS DREMAN
                            MARSICO    INTERNATIONAL  SMALL MID      DWS
                          GROWTH FUND, OPPORTUNITIES  CAP VALUE   STRATEGIC
                            VARIABLE   FUND, VARIABLE   VIP --   VALUE VIP --
                           SERIES --     SERIES --     CLASS B     CLASS B
                            CLASS A       CLASS B       SHARES      SHARES
                          ------------ -------------- ---------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  36,306,284    78,359,850     72,710      80,893
Dividend receivable......          --            --         --          --
Receivable for units sold       3,160            --         --          --
                           ----------    ----------    -------     -------
    Total assets.........  36,309,444    78,359,850     72,710      80,893
                           ----------    ----------    -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       1,579         3,581          3           4
Payable for units
 withdrawn...............          --         6,559         --          --
                           ----------    ----------    -------     -------
    Total liabilities....       1,579        10,140          3           4
                           ----------    ----------    -------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  36,307,865    76,982,149     72,707      80,889
 Variable annuity
   contract owners in
   the annuitization
   period................          --     1,367,561         --          --
 Genworth Life and
   Annuity (note 4)......          --            --         --          --
                           ----------    ----------    -------     -------
    Net assets...........  36,307,865    78,349,710     72,707      80,889
                           ==========    ==========    =======     =======
Investments in
 securities at cost......  36,720,020    91,199,328    103,509     119,544
                           ==========    ==========    =======     =======
Shares outstanding.......   2,147,030     5,537,799      7,249      10,961
                           ==========    ==========    =======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              DWS
                           VARIABLE                                                                               EVERGREEN
                           SERIES II                                                                              VARIABLE
                          (CONTINUED)                  DREYFUS                    EATON VANCE VARIABLE TRUST    ANNUITY TRUST
                          ----------- ----------------------------------------- ------------------------------ ---------------
                                                                   THE DREYFUS
                                         DREYFUS       DREYFUS      SOCIALLY
                              DWS       INVESTMENT     VARIABLE    RESPONSIBLE
                          TECHNOLOGY    PORTFOLIOS    INVESTMENT     GROWTH
                            VIP --     MIDCAP STOCK    FUND --    FUND, INC. --                  VT WORLDWIDE     EVERGREEN
                            CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL    VT FLOATING-RATE    HEALTH        VA OMEGA
                            SHARES    INITIAL SHARES  PORTFOLIO      SHARES       INCOME FUND    SCIENCES FUND FUND -- CLASS 2
                          ----------- -------------- ------------ ------------- ---------------- ------------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........   $10,058       85,942       473,403      3,652,084      62,150,108      8,227,228      7,062,345
Dividend receivable......        --           --            --             --         237,350             --             --
Receivable for units sold        --           --            --             --              --             --             --
                            -------      -------       -------      ---------      ----------      ---------      ---------
    Total assets.........    10,058       85,942       473,403      3,652,084      62,387,458      8,227,228      7,062,345
                            -------      -------       -------      ---------      ----------      ---------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        --            4           119            154           2,834            346            308
Payable for units
 withdrawn...............         1           --             1          9,684          15,345          1,155             67
                            -------      -------       -------      ---------      ----------      ---------      ---------
    Total liabilities....         1            4           120          9,838          18,179          1,501            375
                            -------      -------       -------      ---------      ----------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,057       85,938       473,283      3,642,246      60,923,012      8,224,164      7,061,970
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --             --       1,446,267          1,563             --
 Genworth Life and
   Annuity (note 4)......        --           --            --             --              --             --             --
                            -------      -------       -------      ---------      ----------      ---------      ---------
    Net assets...........   $10,057       85,938       473,283      3,642,246      62,369,279      8,225,727      7,061,970
                            =======      =======       =======      =========      ==========      =========      =========
Investments in
 securities at cost......   $ 9,747      122,675       473,314      3,958,747      59,240,340      8,380,880      6,558,002
                            =======      =======       =======      =========      ==========      =========      =========
Shares outstanding.......     1,115        8,216       473,403        139,074       6,867,415        801,093        349,794
                            =======      =======       =======      =========      ==========      =========      =========



                               FEDERATED INSURANCE SERIES
                          ------------------------------------

                                     FEDERATED
                                       CLOVER   FEDERATED HIGH
                          FEDERATED    VALUE     INCOME BOND
                           CAPITAL   FUND II --   FUND II --
                           INCOME     PRIMARY      PRIMARY
                           FUND II     SHARES       SHARES
                          ---------- ---------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  9,640,326 13,862,482   26,828,674
Dividend receivable......         --         --           --
Receivable for units sold         --         --           --
                          ---------- ----------   ----------
    Total assets.........  9,640,326 13,862,482   26,828,674
                          ---------- ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        381        556        1,075
Payable for units
 withdrawn...............        216         63        2,778
                          ---------- ----------   ----------
    Total liabilities....        597        619        3,853
                          ---------- ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  9,637,350 13,861,863   26,824,821
 Variable annuity
   contract owners in
   the annuitization
   period................      2,379         --           --
 Genworth Life and
   Annuity (note 4)......         --         --           --
                          ---------- ----------   ----------
    Net assets...........  9,639,729 13,861,863   26,824,821
                          ========== ==========   ==========
Investments in
 securities at cost...... 10,042,688 23,764,517   25,527,391
                          ========== ==========   ==========
Shares outstanding.......  1,111,918  1,530,075    4,022,290
                          ========== ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           FEDERATED INSURANCE SERIES
                                   (CONTINUED)
                          ----------------------------- -------------------------

                                                         VIP ASSET    VIP ASSET
                          FEDERATED HIGH   FEDERATED    MANAGER/SM/  MANAGER/SM/
                           INCOME BOND      KAUFMANN    PORTFOLIO -- PORTFOLIO --
                            FUND II --     FUND II --     INITIAL      SERVICE
                          SERVICE SHARES SERVICE SHARES    CLASS       CLASS 2
                          -------------- -------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  $33,941,969     56,128,917    75,523,119   19,272,249
Dividend receivable......           --             --            --           --
Receivable for units sold           --             --            --           --
                           -----------     ----------    ----------   ----------
    Total assets.........   33,941,969     56,128,917    75,523,119   19,272,249
                           -----------     ----------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        1,441          2,553         2,574          983
Payable for units
 withdrawn...............        4,336         11,816        23,351       11,282
                           -----------     ----------    ----------   ----------
    Total liabilities....        5,777         14,369        25,925       12,265
                           -----------     ----------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   33,936,192     54,738,255    75,451,774   19,162,803
 Variable annuity
   contract owners in
   the annuitization
   period................           --      1,376,293        45,420       97,181
 Genworth Life and
   Annuity (note 4)......           --             --            --           --
                           -----------     ----------    ----------   ----------
    Net assets...........  $33,936,192     56,114,548    75,497,194   19,259,984
                           ===========     ==========    ==========   ==========
Investments in
 securities at cost......  $31,184,375     53,663,067    84,289,929   20,697,760
                           ===========     ==========    ==========   ==========
Shares outstanding.......    5,104,055      4,486,724     5,809,471    1,506,822
                           ===========     ==========    ==========   ==========

                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------------------------------------------------------------------
                                                                   VIP DYNAMIC
                              VIP                         VIP        CAPITAL                  VIP EQUITY-
                            BALANCED        VIP      CONTRAFUND(R) APPRECIATION  VIP EQUITY-     INCOME
                          PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                            SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------- ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  65,572,158   154,049,449   139,172,341   2,427,520    124,115,276   72,562,420
Dividend receivable......          --            --            --          --             --           --
Receivable for units sold          --            --            --          --             --           --
                           ----------   -----------   -----------   ---------    -----------   ----------
    Total assets.........  65,572,158   154,049,449   139,172,341   2,427,520    124,115,276   72,562,420
                           ----------   -----------   -----------   ---------    -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       3,529         6,144         5,973         104          4,800        3,158
Payable for units
 withdrawn...............      16,292        16,118         5,582         347         12,637        4,593
                           ----------   -----------   -----------   ---------    -----------   ----------
    Total liabilities....      19,821        22,262        11,555         451         17,437        7,751
                           ----------   -----------   -----------   ---------    -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  61,883,768   153,922,999   138,971,431   2,427,069    123,984,543   72,406,379
 Variable annuity
   contract owners in
   the annuitization
   period................   3,668,569       104,188       189,355          --        113,296      148,290
 Genworth Life and
   Annuity (note 4)......          --            --            --          --             --           --
                           ----------   -----------   -----------   ---------    -----------   ----------
    Net assets...........  65,552,337   154,027,187   139,160,786   2,427,069    124,097,839   72,554,669
                           ==========   ===========   ===========   =========    ===========   ==========
Investments in
 securities at cost......  65,562,484   184,488,639   168,918,999   2,618,284    160,628,815   92,237,520
                           ==========   ===========   ===========   =========    ===========   ==========
Shares outstanding.......   4,952,580     7,470,875     6,859,159     343,841      7,383,419    4,379,144
                           ==========   ===========   ===========   =========    ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


                          -------------------------
                              VIP          VIP
                            GROWTH &     GROWTH &
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... $27,468,786   16,710,640
Dividend receivable......          --           --
Receivable for units sold          --          938
                          -----------   ----------
    Total assets.........  27,468,786   16,711,578
                          -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       1,115          718
Payable for units
 withdrawn...............       9,742           --
                          -----------   ----------
    Total liabilities....      10,857          718
                          -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  27,454,078   16,710,860
 Variable annuity
   contract owners in
   the annuitization
   period................       3,851           --
 Genworth Life and
   Annuity (note 4)......          --           --
                          -----------   ----------
    Net assets........... $27,457,929   16,710,860
                          ===========   ==========
Investments in
 securities at cost...... $33,010,387   19,197,752
                          ===========   ==========
Shares outstanding.......   2,481,372    1,533,086
                          ===========   ==========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                                                      VIP
                               VIP          VIP          VIP       INVESTMENT      VIP          VIP          VIP
                             GROWTH        GROWTH       GROWTH     GRADE BOND    MID CAP      MID CAP      OVERSEAS
                          OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    INITIAL      SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                          INITIAL CLASS    CLASS       CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   9,553,524    68,509,514   26,228,235   13,612,205     30,680    127,009,620   33,425,937
Dividend receivable......          --            --           --           --         --             --           --
Receivable for units sold          --            --           --           --         --             --           --
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
    Total assets.........   9,553,524    68,509,514   26,228,235   13,612,205     30,680    127,009,620   33,425,937
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         384         2,599        1,151          591          1          5,404        1,256
Payable for units
 withdrawn...............         517        23,173      107,918        1,176         --         18,205          750
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
    Total liabilities....         901        25,772      109,069        1,767          1         23,609        2,006
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   9,532,158    68,462,345   26,119,166   13,602,749     30,679    126,977,028   33,383,371
 Variable annuity
   contract owners in
   the annuitization
   period................      20,465        21,397           --        7,689         --          8,983       40,560
 Genworth Life and
   Annuity (note 4)......          --            --           --           --         --             --           --
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
    Net assets...........   9,552,623    68,483,742   26,119,166   13,610,438     30,679    126,986,011   33,423,931
                           ==========    ==========   ==========   ==========     ======    ===========   ==========
Investments in
 securities at cost......  10,799,529    78,840,670   28,806,488   13,263,688     31,563    137,118,641   38,477,724
                           ==========    ==========   ==========   ==========     ======    ===========   ==========
Shares outstanding.......     658,410     2,280,610      881,621    1,110,294      1,201      5,060,144    2,220,992
                           ==========    ==========   ==========   ==========     ======    ===========   ==========

                          -------------

                           VIP VALUE
                           STRATEGIES
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2)..........  4,067,462
Dividend receivable......         --
Receivable for units sold         --
                           ---------
    Total assets.........  4,067,462
                           ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        175
Payable for units
 withdrawn...............         77
                           ---------
    Total liabilities....        252
                           ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  4,067,210
 Variable annuity
   contract owners in
   the annuitization
   period................         --
 Genworth Life and
   Annuity (note 4)......         --
                           ---------
    Net assets...........  4,067,210
                           =========
Investments in
 securities at cost......  4,275,908
                           =========
Shares outstanding.......    523,483
                           =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------------------------------------------
                                           FRANKLIN                                                         TEMPLETON  TEMPLETON
                                          LARGE CAP                                   TEMPLETON  TEMPLETON    GLOBAL     GLOBAL
                                            GROWTH   FRANKLIN TEMPLETON MUTUAL SHARES  FOREIGN    FOREIGN     ASSET       BOND
                          FRANKLIN INCOME SECURITIES    VIP FOUNDING     SECURITIES   SECURITIES SECURITIES ALLOCATION SECURITIES
                            SECURITIES     FUND --    FUNDS ALLOCATION     FUND --     FUND --    FUND --    FUND --    FUND --
                              FUND --      CLASS 2        FUND --          CLASS 2     CLASS 1    CLASS 2    CLASS 2    CLASS 1
                          CLASS 2 SHARES    SHARES     CLASS 2 SHARES      SHARES       SHARES     SHARES     SHARES     SHARES
                          --------------- ---------- ------------------ ------------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2)..........  $697,514,030    404,929      128,225,545      86,610,515   11,848,589 2,339,750    97,795   10,476,031
Dividend receivable......            --         --               --              --           --        --        --           --
Receivable for units sold            --         --               --              --           --        --        --       13,902
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
    Total assets.........   697,514,030    404,929      128,225,545      86,610,515   11,848,589 2,339,750    97,795   10,489,933
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        38,328         17            6,735           4,117          476       115         4          388
Payable for units
 withdrawn...............       183,758         --           12,802          20,998        1,289       134        --           --
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
    Total liabilities....       222,086         17           19,537          25,115        1,765       249         4          388
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   662,507,899    404,912      115,728,594      83,171,555   11,846,824 2,021,052    97,791   10,472,281
 Variable annuity
   contract owners in
   the annuitization
   period................    34,784,045         --       12,477,414       3,413,845           --   318,449        --       17,264
 Genworth Life and
   Annuity (note 4)......            --         --               --              --           --        --        --           --
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
    Net assets...........  $697,291,944    404,912      128,206,008      86,585,400   11,846,824 2,339,501    97,791   10,489,545
                           ============    =======      ===========      ==========   ========== =========   =======   ==========
Investments in
 securities at cost......  $758,936,303    482,536      142,623,743      79,202,188   12,660,665 2,631,456   163,562    9,661,257
                           ============    =======      ===========      ==========   ========== =========   =======   ==========
Shares outstanding.......    49,399,011     30,151       17,958,760       5,940,365      866,125   173,959    10,676      591,198
                           ============    =======      ===========      ==========   ========== =========   =======   ==========

                                     GE INVESTMENTS
                                      FUNDS, INC.
                          -------------------------

                          TEMPLETON
                            GROWTH
                          SECURITIES
                           FUND --     CORE VALUE
                           CLASS 2   EQUITY FUND --
                            SHARES   CLASS 1 SHARES
                          ---------- --------------
ASSETS:
Investments at fair
 value (note 2).......... 14,636,508   19,330,925
Dividend receivable......         --           --
Receivable for units sold        266        1,890
                          ----------   ----------
    Total assets......... 14,636,774   19,332,815
                          ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        635          832
Payable for units
 withdrawn...............         --           --
                          ----------   ----------
    Total liabilities....        635          832
                          ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 14,424,060   19,331,983
 Variable annuity
   contract owners in
   the annuitization
   period................    212,079           --
 Genworth Life and
   Annuity (note 4)......         --           --
                          ----------   ----------
    Net assets........... 14,636,139   19,331,983
                          ==========   ==========
Investments in
 securities at cost...... 17,343,316   21,737,198
                          ==========   ==========
Shares outstanding.......  1,407,357    2,404,344
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------------------------------
                                      INTERNATIONAL  MID-CAP                              REAL ESTATE             SMALL-CAP
                            INCOME       EQUITY      EQUITY                               SECURITIES               EQUITY
                            FUND --      FUND --     FUND --     MONEY     PREMIER GROWTH   FUND --                FUND --
                            CLASS 1      CLASS 1     CLASS 1     MARKET    EQUITY FUND --   CLASS 1   S&P 500(R)   CLASS 1
                            SHARES       SHARES      SHARES       FUND     CLASS 1 SHARES   SHARES    INDEX FUND   SHARES
                          ----------- ------------- ---------- ----------- -------------- ----------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2).......... $53,862,236  16,527,253   83,458,447 266,610,606   43,185,179   60,940,109  189,053,834 48,764,686
Dividend receivable......          --          --           --          --           --           --           --         --
Receivable for units sold          --       3,170           --     158,006        1,271           --           --         --
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
    Total assets.........  53,862,236  16,530,423   83,458,447 266,768,612   43,186,450   60,940,109  189,053,834 48,764,686
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2,228         656        3,523      11,415        1,826        2,650        7,835      2,104
Payable for units
 withdrawn...............       7,336          --       16,076      88,404           --       27,953      137,644      8,803
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
    Total liabilities....       9,564         656       19,599      99,819        1,826       30,603      145,479     10,907
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  53,852,672  16,529,767   83,397,267 266,602,592   43,107,412   60,220,249  188,885,143 48,753,779
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --       41,581      66,201       77,212      689,257       23,212         --
 Genworth Life and
   Annuity (note 4)......          --          --           --          --           --           --           --         --
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
    Net assets........... $53,852,672  16,529,767   83,438,848 266,668,793   43,184,624   60,909,506  188,908,355 48,753,779
                          ===========  ==========   ========== ===========   ==========   ==========  =========== ==========
Investments in
 securities at cost...... $59,817,757  31,252,401   93,424,591 266,610,606   45,463,130   78,456,788  202,215,195 59,490,929
                          ===========  ==========   ========== ===========   ==========   ==========  =========== ==========
Shares outstanding.......   5,071,774  33,729,088    5,631,474 266,610,606      671,620    7,246,149    9,538,539  4,981,071
                          ===========  ==========   ========== ===========   ==========   ==========  =========== ==========

                          ----------------------------

                          TOTAL RETURN  TOTAL RETURN
                            FUND --       FUND --
                            CLASS 1       CLASS 3
                             SHARES        SHARES
                          ------------- -------------
ASSETS:
Investments at fair
 value (note 2).......... 1,107,742,259 1,159,995,159
Dividend receivable......            --            --
Receivable for units sold            --       145,374
                          ------------- -------------
    Total assets......... 1,107,742,259 1,160,140,533
                          ------------- -------------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        52,194        62,841
Payable for units
 withdrawn...............       950,986            --
                          ------------- -------------
    Total liabilities....     1,003,180        62,841
                          ------------- -------------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 1,105,238,111 1,098,151,998
 Variable annuity
   contract owners in
   the annuitization
   period................     1,500,968    61,925,694
 Genworth Life and
   Annuity (note 4)......            --            --
                          ------------- -------------
    Net assets........... 1,106,739,079 1,160,077,692
                          ============= =============
Investments in
 securities at cost...... 1,172,852,061 1,277,226,406
                          ============= =============
Shares outstanding.......    72,973,798    76,567,337
                          ============= =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          GE INVESTMENTS
                           FUNDS, INC.
                           (CONTINUED)                                        GENWORTH VARIABLE INSURANCE TRUST
                          -------------- -------------------------------------------------------------------------------
                                                                        GENWORTH     GENWORTH     GENWORTH
                                                    GENWORTH              EATON       GOLDMAN    LEGG MASON
                                         GENWORTH   COLUMBIA  GENWORTH    VANCE        SACHS     CLEARBRIDGE  GENWORTH
                                         CALAMOS    MID CAP   DAVIS NY  LARGE CAP    ENHANCED    AGGRESSIVE    PIMCO
                           U.S. EQUITY    GROWTH     VALUE    VENTURE     VALUE      CORE BOND     GROWTH    STOCKSPLUS
                             FUND --     FUND --    FUND --   FUND --    FUND --   INDEX FUND --   FUND --    FUND --
                             CLASS 1     SERVICE    SERVICE   SERVICE    SERVICE      SERVICE      SERVICE    SERVICE
                              SHARES      SHARES     SHARES    SHARES    SHARES       SHARES       SHARES      SHARES
                          -------------- --------- ---------- --------- ---------- ------------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  $36,995,144   7,550,649 28,429,398 7,530,809 70,516,340  69,964,739   84,241,617  108,567,010
Dividend receivable......           --          --         --        --         --          --           --           --
Receivable for units sold           --          --         --        --         --          --           --           --
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
    Total assets.........   36,995,144   7,550,649 28,429,398 7,530,809 70,516,340  69,964,739   84,241,617  108,567,010
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        1,568         112      1,277       200      3,332       3,398        4,010        5,334
Payable for units
 withdrawn...............       10,481         882     10,738       413      8,431       9,727       43,009       24,970
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
    Total liabilities....       12,049         994     12,015       613     11,763      13,125       47,019       30,304
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   36,979,119   2,680,155 24,359,585 4,711,466 64,428,736  66,596,306   77,109,168  103,097,384
 Variable annuity
   contract owners in
   the annuitization
   period................        3,976          --  1,373,401        --  3,387,419   3,355,308    4,150,544    5,439,322
 Genworth Life and
   Annuity (note 4)......           --   4,869,500  2,684,397 2,818,730  2,688,422          --    2,934,886           --
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
    Net assets...........  $36,983,095   7,549,655 28,417,383 7,530,196 70,504,577  69,951,614   84,194,598  108,536,706
                           ===========   ========= ========== ========= ==========  ==========   ==========  ===========
Investments in
 securities at cost......  $40,500,066   7,119,286 23,520,261 6,846,652 60,573,482  68,088,210   64,503,859   96,343,424
                           ===========   ========= ========== ========= ==========  ==========   ==========  ===========
Shares outstanding.......    1,265,657     775,300  3,215,959   805,296  7,992,150   6,369,986    8,462,497   12,665,750
                           ===========   ========= ========== ========= ==========  ==========   ==========  ===========



                          ----------------------------
                            GENWORTH
                             PUTNAM       GENWORTH
                          INTERNATIONAL   THORNBURG
                             CAPITAL    INTERNATIONAL
                          OPPORTUNITIES     VALUE
                             FUND --       FUND --
                             SERVICE       SERVICE
                             SHARES        SHARES
                          ------------- -------------
ASSETS:
Investments at fair
 value (note 2)..........  34,645,337    30,189,931
Dividend receivable......          --            --
Receivable for units sold          --            --
                           ----------    ----------
    Total assets.........  34,645,337    30,189,931
                           ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       1,507         1,338
Payable for units
 withdrawn...............       5,742         3,817
                           ----------    ----------
    Total liabilities....       7,249         5,155
                           ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  30,176,301    26,107,124
 Variable annuity
   contract owners in
   the annuitization
   period................   1,358,114     1,354,777
 Genworth Life and
   Annuity (note 4)......   3,103,673     2,722,875
                           ----------    ----------
    Net assets...........  34,638,088    30,184,776
                           ==========    ==========
Investments in
 securities at cost......  28,935,283    24,082,887
                           ==========    ==========
Shares outstanding.......   3,708,160     3,080,637
                           ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          GOLDMAN SACHS VARIABLE
                             INSURANCE TRUST                  J.P. MORGAN SERIES TRUST II
                          ---------------------- -----------------------------------------------------


                                                                                             JPMORGAN
                           GOLDMAN     GOLDMAN                                                 U.S.
                            SACHS       SACHS                JPMORGAN    JPMORGAN  JPMORGAN  LARGE CAP
                          GROWTH AND   MID CAP   JPMORGAN  INTERNATIONAL  MID CAP    SMALL     CORE
                            INCOME      VALUE      BOND       EQUITY       VALUE    COMPANY   EQUITY
                             FUND       FUND     PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
                          ----------- ---------- --------- ------------- --------- --------- ---------
ASSETS:
Investments at fair
 value (note 2).......... $13,794,371 67,230,045    --          --          --        --        --
Dividend receivable......          --         --    --          --          --        --        --
Receivable for units sold          --         --    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
    Total assets.........  13,794,371 67,230,045    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         562      2,777    --          --          --        --        --
Payable for units
 withdrawn...............       1,201      4,368    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
    Total liabilities....       1,763      7,145    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,792,608 67,177,911    --          --          --        --        --
 Variable annuity
   contract owners in
   the annuitization
   period................          --     44,989    --          --          --        --        --
 Genworth Life and
   Annuity (note 4)......          --         --    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
    Net assets........... $13,792,608 67,222,900    --          --          --        --        --
                          =========== ==========    ==          ==          ==        ==        ==
Investments in
 securities at cost...... $16,889,976 81,664,869    --          --          --        --        --
                          =========== ==========    ==          ==          ==        ==        ==
Shares outstanding.......   1,486,462  5,923,352    --          --          --        --        --
                          =========== ==========    ==          ==          ==        ==        ==

                                 JPMORGAN INSURANCE TRUST
                          --------------------------------------
                                                      JPMORGAN
                                                     INSURANCE
                            JPMORGAN     JPMORGAN      TRUST
                           INSURANCE    INSURANCE   DIVERSIFIED
                             TRUST      TRUST CORE    MID CAP
                            BALANCED       BOND        GROWTH
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   117,024     3,852,220     351,059
Dividend receivable......        --            --          --
Receivable for units sold        --           668          --
                            -------     ---------     -------
    Total assets.........   117,024     3,852,888     351,059
                            -------     ---------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         5           178          19
Payable for units
 withdrawn...............        --            --         135
                            -------     ---------     -------
    Total liabilities....         5           178         154
                            -------     ---------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   117,019     3,504,332     279,222
 Variable annuity
   contract owners in
   the annuitization
   period................        --       348,378      71,683
 Genworth Life and
   Annuity (note 4)......        --            --          --
                            -------     ---------     -------
    Net assets...........   117,019     3,852,710     350,905
                            =======     =========     =======
Investments in
 securities at cost......   100,184     3,693,940     282,704
                            =======     =========     =======
Shares outstanding.......     9,530       350,520      26,082
                            =======     =========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN                   JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE    INSURANCE     JPMORGAN     INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST        TRUST       INSURANCE      TRUST        TRUST      INSURANCE      TRUST
                             EQUITY     GOVERNMENT      TRUST       INTREPID     INTREPID    TRUST MID    SMALL CAP
                             INDEX         BOND     INTERNATIONAL    GROWTH      MID CAP     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --    EQUITY     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      PORTFOLIO     CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   $770,187        --         103,375      894,826      352,339      150,109       19,179
Dividend receivable......         --        --              --           --           --           --            5
Receivable for units sold         --        --              --           --           --           --           --
                            --------        --         -------      -------      -------      -------       ------
    Total assets.........    770,187        --         103,375      894,826      352,339      150,109       19,184
                            --------        --         -------      -------      -------      -------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         40        --               6           48           19            7            1
Payable for units
 withdrawn...............         32        --               1          153          105           --           --
                            --------        --         -------      -------      -------      -------       ------
    Total liabilities....         72        --               7          201          124            7            1
                            --------        --         -------      -------      -------      -------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    629,039        --         103,368      717,133      280,847      150,102       19,183
 Variable annuity
   contract owners in
   the annuitization
   period................    141,076        --              --      177,492       71,368           --           --
 Genworth Life and
   Annuity (note 4)......         --        --              --           --           --           --           --
                            --------        --         -------      -------      -------      -------       ------
    Net assets...........   $770,115        --         103,368      894,625      352,215      150,102       19,183
                            ========        ==         =======      =======      =======      =======       ======
Investments in
 securities at cost......   $757,024        --          81,197      896,835      361,879      118,789       15,126
                            ========        ==         =======      =======      =======      =======       ======
Shares outstanding.......     78,994        --          10,836       68,151       26,632       26,949        1,631
                            ========        ==         =======      =======      =======      =======       ======

                                           JANUS ASPEN SERIES
                          ---------------------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........   883,299     130,596,476  168,023,345
Dividend receivable......        --              --           --
Receivable for units sold        --              --           --
                            -------     -----------  -----------
    Total assets.........   883,299     130,596,476  168,023,345
                            -------     -----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        47           5,182        8,159
Payable for units
 withdrawn...............        33          48,992       81,185
                            -------     -----------  -----------
    Total liabilities....        80          54,174       89,344
                            -------     -----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   706,840     130,475,743  162,563,954
 Variable annuity
   contract owners in
   the annuitization
   period................   176,379          66,559    5,370,047
 Genworth Life and
   Annuity (note 4)......        --              --           --
                            -------     -----------  -----------
    Net assets...........   883,219     130,542,302  167,934,001
                            =======     ===========  ===========
Investments in
 securities at cost......   868,499     118,436,997  156,533,343
                            =======     ===========  ===========
Shares outstanding.......    63,410       4,858,500    6,015,873
                            =======     ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                                       FLEXIBLE                               GLOBAL LIFE     GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY       SCIENCES    TECHNOLOGY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE      SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  $57,182,512   6,288,323    26,357,638    61,451,792   108,031,913   7,337,091    7,001,120
Dividend receivable......           --          --            --            --            --          --           --
Receivable for units sold           --          --         3,097            --            --      56,779           --
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
    Total assets.........   57,182,512   6,288,323    26,360,735    61,451,792   108,031,913   7,393,870    7,001,120
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        2,281         272         1,037         2,505         5,128         305          287
Payable for units
 withdrawn...............        5,138       6,579            --        22,373       204,339          --          331
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
    Total liabilities....        7,419       6,851         1,037        24,878       209,467         305          618
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   57,126,257   6,281,472    26,350,327    61,220,173   103,701,432   7,393,565    6,999,357
 Variable annuity
   contract owners in
   the annuitization
   period................       48,836          --         9,371       206,741     4,121,014          --        1,145
 Genworth Life and
   Annuity (note 4)......           --          --            --            --            --          --           --
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
    Net assets...........  $57,175,093   6,281,472    26,359,698    61,426,914   107,822,446   7,393,565    7,000,502
                           ===========   =========    ==========    ==========   ===========   =========    =========
Investments in
 securities at cost......  $56,641,131   5,725,417    25,111,588    51,136,465    99,141,519   6,760,308    6,142,057
                           ===========   =========    ==========    ==========   ===========   =========    =========
Shares outstanding.......    1,857,178     210,312     2,096,869     1,828,922     3,256,916     731,515    1,538,708
                           ===========   =========    ==========    ==========   ===========   =========    =========

                          -----------------------------------------

                              JANUS        JANUS       OVERSEAS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........  67,201,016    6,057,270    93,959,027
Dividend receivable......          --           --            --
Receivable for units sold          --           --            --
                           ----------    ---------    ----------
    Total assets.........  67,201,016    6,057,270    93,959,027
                           ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2,646          260         3,748
Payable for units
 withdrawn...............      19,711           47        14,769
                           ----------    ---------    ----------
    Total liabilities....      22,357          307        18,517
                           ----------    ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  67,156,961    6,056,963    93,857,065
 Variable annuity
   contract owners in
   the annuitization
   period................      21,698           --        83,445
 Genworth Life and
   Annuity (note 4)......          --           --            --
                           ----------    ---------    ----------
    Net assets...........  67,178,659    6,056,963    93,940,510
                           ==========    =========    ==========
Investments in
 securities at cost......  67,343,198    5,701,921    81,486,724
                           ==========    =========    ==========
Shares outstanding.......   3,135,838      286,938     2,047,484
                           ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009




                                     JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------



                                         RESEARCH
                            OVERSEAS       CORE        WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES        SHARES
                          ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2).......... $17,464,643      3,708      70,436,725    7,398,101
Dividend receivable......          --         --              --           --
Receivable for units sold          --         --              --           --
                          -----------      -----      ----------    ---------
    Total assets.........  17,464,643      3,708      70,436,725    7,398,101
                          -----------      -----      ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         739         --           2,723          318
Payable for units
 withdrawn...............      32,726          1          10,933           15
                          -----------      -----      ----------    ---------
    Total liabilities....      33,465          1          13,656          333
                          -----------      -----      ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  17,431,178      3,707      70,373,171    7,397,768
 Variable annuity
   contract owners in
   the annuitization
   period................          --         --          49,898           --
 Genworth Life and
   Annuity (note 4)......          --         --              --           --
                          -----------      -----      ----------    ---------
    Net assets........... $17,431,178      3,707      70,423,069    7,397,768
                          ===========      =====      ==========    =========
Investments in
 securities at cost...... $11,104,316      5,109      80,537,471    7,827,560
                          ===========      =====      ==========    =========
Shares outstanding.......     387,414        266       2,690,478      285,310
                          ===========      =====      ==========    =========

                                                                                            LEGG MASON
                                                                                             PARTNERS
                                                                                             VARIABLE
                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST             INCOME TRUST
                          ---------------------------------------------------------------- ------------
                                        LEGG MASON   LEGG MASON                             LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON                 WESTERN
                          CLEARBRIDGE    VARIABLE     VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET
                            VARIABLE      EQUITY       EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE
                           AGGRESSIVE     INCOME       INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC
                             GROWTH      BUILDER      BUILDER       VALUE      INVESTORS       BOND
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I
                          ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  6,069,898    5,503,678     7,871,953    9,225,230   11,860,692   15,215,548
Dividend receivable......         --           --            --           --           --           --
Receivable for units sold         --           --           473          797           --           --
                           ---------    ---------    ----------   ----------   ----------   ----------
    Total assets.........  6,069,898    5,503,678     7,872,426    9,226,027   11,860,692   15,215,548
                           ---------    ---------    ----------   ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        277          230           449          415          481          616
Payable for units
 withdrawn...............        705           --            --           --          683          540
                           ---------    ---------    ----------   ----------   ----------   ----------
    Total liabilities....        982          230           449          415        1,164        1,156
                           ---------    ---------    ----------   ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  6,068,916    5,503,448     7,506,142    9,225,612   11,835,038   15,214,392
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --       365,835           --       24,490           --
 Genworth Life and
   Annuity (note 4)......         --           --            --           --           --           --
                           ---------    ---------    ----------   ----------   ----------   ----------
    Net assets...........  6,068,916    5,503,448     7,871,977    9,225,612   11,859,528   15,214,392
                           =========    =========    ==========   ==========   ==========   ==========
Investments in
 securities at cost......  6,405,109    7,771,487    10,634,213   11,630,133   12,476,895   16,930,658
                           =========    =========    ==========   ==========   ==========   ==========
Shares outstanding.......    467,275      593,709       847,358      537,914      954,967    1,729,040
                           =========    =========    ==========   ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          MFS(R) VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------------------------

                          MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                            GROWTH STOCK        TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --        SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES           SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ---------------- ------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2)..........   $13,268,356       11,262,632     23,927,136       424,542       72,983,475      36,559,219
Dividend receivable......            --               --             --            --               --              --
Receivable for units sold            --               --             --            37            2,369              --
                            -----------       ----------     ----------       -------       ----------      ----------
    Total assets.........    13,268,356       11,262,632     23,927,136       424,579       72,985,844      36,559,219
                            -----------       ----------     ----------       -------       ----------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           575              482          1,027            24            3,927           1,573
Payable for units
 withdrawn...............       111,784               48          3,395            --               --          20,059
                            -----------       ----------     ----------       -------       ----------      ----------
    Total liabilities....       112,359              530          4,422            24            3,927          21,632
                            -----------       ----------     ----------       -------       ----------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    13,151,921       11,262,102     23,919,781       354,476       70,108,199      36,537,587
 Variable annuity
   contract owners in
   the annuitization
   period................         4,076               --          2,933        70,079        2,873,718              --
 Genworth Life and
   Annuity (note 4)......            --               --             --            --               --              --
                            -----------       ----------     ----------       -------       ----------      ----------
    Net assets...........   $13,155,997       11,262,102     23,922,714       424,555       72,981,917      36,537,587
                            ===========       ==========     ==========       =======       ==========      ==========
Investments in
 securities at cost......   $12,347,873       10,608,582     22,987,784       399,786       78,946,382      39,224,596
                            ===========       ==========     ==========       =======       ==========      ==========
Shares outstanding.......     1,379,247          620,189      1,833,497        44,548        4,223,581       1,614,094
                            ===========       ==========     ==========       =======       ==========      ==========

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE
                            SHARES      SHARES       SHARES       SHARES
                          ----------- ----------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... 19,942,679  38,590,541   47,005,994   10,092,370
Dividend receivable......         --          --           --           --
Receivable for units sold         --         696           --          382
                          ----------  ----------   ----------   ----------
    Total assets......... 19,942,679  38,591,237   47,005,994   10,092,752
                          ----------  ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        764       2,064        1,833          431
Payable for units
 withdrawn...............      7,024          --        1,362           --
                          ----------  ----------   ----------   ----------
    Total liabilities....      7,788       2,064        3,195          431
                          ----------  ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 19,934,891  37,640,708   46,969,646   10,092,321
 Variable annuity
   contract owners in
   the annuitization
   period................         --     948,465       33,153           --
 Genworth Life and
   Annuity (note 4)......         --          --           --           --
                          ----------  ----------   ----------   ----------
    Net assets........... 19,934,891  38,589,173   47,002,799   10,092,321
                          ==========  ==========   ==========   ==========
Investments in
 securities at cost...... 28,271,986  50,287,892   45,535,862    9,968,583
                          ==========  ==========   ==========   ==========
Shares outstanding.......  1,936,182   3,787,099    1,272,496      275,447
                          ==========  ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------------------
                                      OPPENHEIMER                         OPPENHEIMER
                          OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER MAIN STREET OPPENHEIMER OPPENHEIMER
                           CORE BOND  SECURITIES  HIGH INCOME MAIN STREET  SMALL CAP    MIDCAP      MIDCAP
                          FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE   SERVICE     SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2).......... $20,605,001 110,789,379  7,952,434  122,518,560 44,944,921  26,550,381   2,295,782
Dividend receivable......          --          --         --           --         --          --          --
Receivable for units sold       3,691          --         23           --         --          --         114
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
    Total assets.........  20,608,692 110,789,379  7,952,457  122,518,560 44,944,921  26,550,381   2,295,896
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         812       4,975        308        5,859      2,043       1,001          98
Payable for units
 withdrawn...............          --      21,914         --       39,367      7,447       1,502          --
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
    Total liabilities....         812      26,889        308       45,226      9,490       2,503          98
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  20,598,765 108,725,731  7,943,981  117,729,738 44,168,113  26,512,883   2,295,798
 Variable annuity
   contract owners in
   the annuitization
   period................       9,115   2,036,759      8,168    4,743,596    767,318      34,995          --
 Genworth Life and
   Annuity (note 4)......          --          --         --           --         --          --          --
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
    Net assets........... $20,607,880 110,762,490  7,952,149  122,473,334 44,935,431  26,547,878   2,295,798
                          =========== =========== ==========  =========== ==========  ==========   =========
Investments in
 securities at cost...... $28,521,526 102,657,393 22,125,917  105,201,216 43,301,975  33,233,391   2,746,471
                          =========== =========== ==========  =========== ==========  ==========   =========
Shares outstanding.......   2,914,427   4,215,730  4,016,381    6,791,494  3,147,403     727,009      64,218
                          =========== =========== ==========  =========== ==========  ==========   =========

                                PIMCO VARIABLE INSURANCE TRUST
                          ------------------------------------------
                                        FOREIGN BOND
                           ALL ASSET     PORTFOLIO
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD
                            ADVISOR      HEDGED) --    PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE
                             SHARES     CLASS SHARES   CLASS SHARES
                          ------------ -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  10,837,165    5,342,326     112,670,075
Dividend receivable......          --       13,155         820,975
Receivable for units sold         687           --          17,894
                           ----------    ---------     -----------
    Total assets.........  10,837,852    5,355,481     113,508,944
                           ----------    ---------     -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         464          229           5,000
Payable for units
 withdrawn...............          --        3,795              --
                           ----------    ---------     -----------
    Total liabilities....         464        4,024           5,000
                           ----------    ---------     -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  10,837,388    5,351,457     112,060,023
 Variable annuity
   contract owners in
   the annuitization
   period................          --           --       1,443,921
 Genworth Life and
   Annuity (note 4)......          --           --              --
                           ----------    ---------     -----------
    Net assets...........  10,837,388    5,351,457     113,503,944
                           ==========    =========     ===========
Investments in
 securities at cost......  10,918,281    5,567,996     103,908,879
                           ==========    =========     ===========
Shares outstanding.......   1,032,111      554,183      15,476,659
                           ==========    =========     ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                          RYDEX
                                                                        VARIABLE
                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     TRUST      THE ALGER PORTFOLIOS
                          -------------------------------------------- ----------- ------------------------- ------------
                            LONG-TERM                                                 ALGER                    JENNISON
                               U.S.                                                 LARGE CAP   ALGER SMALL     20/20
                            GOVERNMENT    LOW DURATION   TOTAL RETURN                 GROWTH     CAP GROWTH     FOCUS
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --   CLASS I-2    CLASS I-2     CLASS II
                           CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND    SHARES       SHARES       SHARES
                          -------------- -------------- -------------- ----------- ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  $75,285,777    280,501,316    405,259,623    6,737,298   40,211,104   32,093,658   19,194,479
Dividend receivable......      265,389        448,636      1,100,117           --           --           --           --
Receivable for units sold        4,430             --             --          215           --           --        6,760
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
    Total assets.........   75,555,596    280,949,952    406,359,740    6,737,513   40,211,104   32,093,658   19,201,239
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        3,433         13,489         17,685          287        1,623        1,286          828
Payable for units
 withdrawn...............           --         49,829         52,225           --       14,744        1,157           --
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
    Total liabilities....        3,433         63,318         69,910          287       16,367        2,443          828
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   74,217,758    269,473,107    402,903,699    6,737,226   40,148,309   32,032,210   19,187,565
 Variable annuity
   contract owners in
   the annuitization
   period................    1,334,405     11,413,527      3,386,131           --       46,428       59,005       12,846
 Genworth Life and
   Annuity (note 4)......           --             --             --           --           --           --           --
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
    Net assets...........  $75,552,163    280,886,634    406,289,830    6,737,226   40,194,737   32,091,215   19,200,411
                           ===========    ===========    ===========    =========   ==========   ==========   ==========
Investments in
 securities at cost......  $80,032,229    279,983,973    394,827,263    5,906,468   41,661,681   28,694,253   17,545,426
                           ===========    ===========    ===========    =========   ==========   ==========   ==========
Shares outstanding.......    7,211,281     27,744,937     37,454,679      422,136    1,036,369    1,254,639    1,346,036
                           ===========    ===========    ===========    =========   ==========   ==========   ==========


                            THE PRUDENTIAL SERIES FUND
                          -------------------------------------------

                                         NATURAL
                            JENNISON    RESOURCES   SP INTERNATIONAL
                          PORTFOLIO -- PORTFOLIO --      GROWTH
                            CLASS II     CLASS II     PORTFOLIO --
                             SHARES       SHARES    CLASS II SHARES
                          ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2)..........  2,904,720    51,672,363       14,260
Dividend receivable......         --            --           --
Receivable for units sold         --            --           --
                           ---------    ----------       ------
    Total assets.........  2,904,720    51,672,363       14,260
                           ---------    ----------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        133         2,294            1
Payable for units
 withdrawn...............        417       134,655           --
                           ---------    ----------       ------
    Total liabilities....        550       136,949            1
                           ---------    ----------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  2,904,170    50,843,610       14,259
 Variable annuity
   contract owners in
   the annuitization
   period................         --       691,804           --
 Genworth Life and
   Annuity (note 4)......         --            --           --
                           ---------    ----------       ------
    Net assets...........  2,904,170    51,535,414       14,259
                           =========    ==========       ======
Investments in
 securities at cost......  2,676,050    50,003,076       22,243
                           =========    ==========       ======
Shares outstanding.......    141,280     1,401,094        3,141
                           =========    ==========       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              THE PRUDENTIAL  THE UNIVERSAL
                                SERIES FUND   INSTITUTIONAL      VAN KAMPEN LIFE
                                (CONTINUED)    FUNDS, INC.      INVESTMENT TRUST
                              --------------- ------------- -------------------------
                               SP PRUDENTIAL   EQUITY AND     CAPITAL
                               U.S. EMERGING     INCOME        GROWTH      COMSTOCK
                                  GROWTH      PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                               PORTFOLIO --     CLASS II      CLASS II     CLASS II
                              CLASS II SHARES    SHARES        SHARES       SHARES
                              --------------- ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2).............     $20,884      12,783,082    7,696,872    55,251,695
Dividend receivable..........          --              --           --            --
Receivable for units sold....          --             863           --         3,390
                                  -------      ----------    ---------    ----------
       Total assets..........      20,884      12,783,945    7,696,872    55,255,085
                                  -------      ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......           1             710          326         2,419
Payable for units
  withdrawn..................          --              --          175            --
                                  -------      ----------    ---------    ----------
       Total liabilities.....           1             710          501         2,419
                                  -------      ----------    ---------    ----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................      20,883      11,994,738    7,696,371    55,239,701
  Variable annuity
   contract owners in
   the annuitization
   period....................          --         788,497           --        12,965
  Genworth Life and
   Annuity (note 4)..........          --              --           --            --
                                  -------      ----------    ---------    ----------
       Net assets............     $20,883      12,783,235    7,696,371    55,252,666
                                  =======      ==========    =========    ==========
Investments in
  securities at cost.........     $21,004      12,145,475    6,749,578    63,986,248
                                  =======      ==========    =========    ==========
Shares outstanding...........       3,341         998,678      274,790     5,470,465
                                  =======      ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                                AIM VARIABLE INSURANCE FUNDS
                                          ------------------------------------------------------------------------------------
                                           AIM V.I.     AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    AIM V.I.    AIM V.I.
                                             BASIC      CAPITAL      CAPITAL      CORE    GLOBAL REAL GOVERNMENT INTERNATIONAL
                                             VALUE    APPRECIATION DEVELOPMENT   EQUITY     ESTATE    SECURITIES    GROWTH
                                            FUND --     FUND --      FUND --    FUND --     FUND --    FUND --      FUND --
                           CONSOLIDATED    SERIES II    SERIES I    SERIES I    SERIES I   SERIES II   SERIES I    SERIES II
                              TOTAL         SHARES       SHARES      SHARES      SHARES     SHARES      SHARES      SHARES
                          --------------  ----------  ------------ ----------- ---------  ----------- ---------- -------------
                                                                        YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  242,729,247     137,429      69,372          --     252,148         --       133        818,754
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    144,596,505     181,614     174,796          46     223,768      6,657        24        985,043
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Net investment income
  (expense)..............     98,132,742     (44,185)   (105,424)        (46)     28,380     (6,657)      109       (166,289)
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (454,148,830) (3,174,031)   (860,741)    (10,558)   (716,414)   (24,358)      543     (4,302,049)
   Change in unrealized
     appreciation
     (depreciation)......  2,170,872,834   7,474,367   2,919,275      12,038   4,041,835    134,300      (943)    21,004,146
   Capital gain
     distributions.......     36,494,102          --          --          --          --         --        96             --
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,753,218,106   4,300,336   2,058,534       1,480   3,325,421    109,942      (304)    16,702,097
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Increase (decrease) in
  net assets from
  operations............. $1,851,350,848   4,256,151   1,953,110       1,434   3,353,801    103,285      (195)    16,535,808
                          ==============  ==========   =========     =======   =========    =======      ====     ==========

                          --------------------
                          AIM V.I.
                          LARGE CAP  AIM V.I.
                           GROWTH   TECHNOLOGY
                           FUND --   FUND --
                          SERIES I   SERIES I
                           SHARES     SHARES
                          --------- ----------

                          --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      19        --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     132        59
                           ------     -----
Net investment income
  (expense)..............    (113)      (59)
                           ------     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (5,575)      (21)
   Change in unrealized
     appreciation
     (depreciation)......   5,844     3,638
   Capital gain
     distributions.......      --        --
                           ------     -----
Net realized and
  unrealized gain (loss)
  on investments.........     269     3,617
                           ------     -----
Increase (decrease) in
  net assets from
  operations.............     156     3,558
                           ======     =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM
                            VARIABLE
                            INSURANCE
                              FUNDS
                           (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                           ----------- -----------------------------------------------------------------------------------------
                            AIM V.I.   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            UTILITIES   BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                             FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                            SERIES I     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                             SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                           ----------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                            YEAR ENDED DECEMBER 31, 2009
                           -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............    $ 121          164,203                --          2,309,660           843,077               --
   Mortality and expense
    risk and
    administrative
    charges (note 4)......       19          356,726            72,675          1,035,295         1,301,805          241,745
                              -----        ---------         ---------        -----------       -----------        ---------
Net investment income
 (expense)................      102         (192,523)          (72,675)         1,274,365          (458,728)        (241,745)
                              -----        ---------         ---------        -----------       -----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     (590)        (559,426)         (298,292)       (13,090,454)      (13,771,143)        (558,366)
   Change in unrealized
    appreciation
    (depreciation)........      673        5,042,343         2,292,867         22,412,444        37,041,603        5,485,000
   Capital gain
    distributions.........       31               --                --                 --                --               --
                              -----        ---------         ---------        -----------       -----------        ---------
Net realized and
 unrealized gain (loss)
 on investments...........      114        4,482,917         1,994,575          9,321,990        23,270,460        4,926,634
                              -----        ---------         ---------        -----------       -----------        ---------
Increase (decrease) in
 net assets from
 operations...............    $ 216        4,290,394         1,921,900         10,596,355        22,811,732        4,684,889
                              =====        =========         =========        ===========       ===========        =========

                                                AMERICAN           AMERICAN
                                                CENTURY             CENTURY
                                                VARIABLE           VARIABLE
                                             PORTFOLIOS II,       PORTFOLIOS,
                                                  INC.               INC.
                           ----------------- -------------- ----------------------
                           ALLIANCEBERNSTEIN
                               SMALL CAP      VP INFLATION  VP INCOME      VP
                                GROWTH         PROTECTION   & GROWTH  INTERNATIONAL
                             PORTFOLIO --       FUND --      FUND --     FUND --
                                CLASS B         CLASS II     CLASS I     CLASS I
                           ----------------- -------------- --------- -------------

                           --------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............            --       2,020,972      5,258       41,737
   Mortality and expense
    risk and
    administrative
    charges (note 4)......        78,777       1,897,660      2,084       34,350
                               ---------       ---------     ------      -------
Net investment income
 (expense)................       (78,777)        123,312      3,174        7,387
                               ---------       ---------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................      (432,415)      2,209,076     (7,285)     (76,434)
   Change in unrealized
    appreciation
    (depreciation)........     2,262,327       6,320,817     29,024      590,079
   Capital gain
    distributions.........            --              --         --           --
                               ---------       ---------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments...........     1,829,912       8,529,893     21,739      513,645
                               ---------       ---------     ------      -------
Increase (decrease) in
 net assets from
 operations...............     1,751,135       8,653,205     24,913      521,032
                               =========       =========     ======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            AMERICAN CENTURY
                          VARIABLE PORTFOLIOS,                                                         COLUMBIA FUNDS VARIABLE
                            INC. (CONTINUED)           BLACKROCK VARIABLE SERIES FUNDS, INC.              INSURANCE TRUST I
                          -------------------  ----------------------------------------------------  --------------------------
                                                                                                                     COLUMBIA
                                               BLACKROCK      BLACKROCK     BLACKROCK    BLACKROCK     COLUMBIA      MARSICO
                                                 BASIC         GLOBAL       LARGE CAP      VALUE       MARSICO    INTERNATIONAL
                                               VALUE V.I.  ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES
                          VP ULTRA(R) VP VALUE  FUND --        FUND --       FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE
                            FUND --   FUND --  CLASS III      CLASS III     CLASS III    CLASS III    SERIES --     SERIES --
                            CLASS I   CLASS I    SHARES        SHARES        SHARES       SHARES       CLASS A       CLASS B
                          ----------- -------- ----------  --------------- ----------- ------------- ------------ --------------
                                                                           YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   137     9,790     175,443     7,970,620        9,351        26,778       251,027     1,320,087
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       994     2,528     152,506     7,493,403       38,635        71,150       511,892     1,171,257
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
   Net investment income
     (expense)...........      (857)    7,262      22,937       477,217      (29,284)      (44,372)     (260,865)      148,830
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (2,702)  (13,305) (1,618,969)   (4,918,062)    (210,302)   (1,859,361)   (2,514,190)  (13,505,586)
   Change in unrealized
     appreciation
     (depreciation)......    20,701    35,546   4,083,720    75,230,734      816,076     2,978,935    10,030,890    34,445,073
   Capital gain
     distributions.......        --        --          --            --           --            --            --            --
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
Net realized and
  unrealized gain (loss)
  on investments.........    17,999    22,241   2,464,751    70,312,672      605,774     1,119,574     7,516,700    20,939,487
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
Increase (decrease) in
  net assets from
  operations.............   $17,142    29,503   2,487,688    70,789,889      576,490     1,075,202     7,255,835    21,088,317
                            =======   =======  ==========    ==========     ========    ==========    ==========   ===========


                          DWS VARIABLE SERIES II
                          ----------------------

                          DWS DREMAN
                          SMALL MID      DWS
                          CAP VALUE   STRATEGIC
                            VIP --   VALUE VIP --
                           CLASS B     CLASS B
                            SHARES      SHARES
                          ---------- ------------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,007       3,051
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      940       1,271
                            ------     -------
   Net investment income
     (expense)...........       67       1,780
                            ------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (6,596)    (12,702)
   Change in unrealized
     appreciation
     (depreciation)......   22,909      27,314
   Capital gain
     distributions.......       --          --
                            ------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   16,313      14,612
                            ------     -------
Increase (decrease) in
  net assets from
  operations.............   16,380      16,392
                            ======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              DWS
                           VARIABLE                                                                               EVERGREEN
                           SERIES II                                                                               VARIABLE
                          (CONTINUED)                  DREYFUS                    EATON VANCE VARIABLE TRUST    ANNUITY TRUST
                          ----------- ----------------------------------------  -----------------------------  ----------------
                                                                   THE DREYFUS
                                         DREYFUS       DREYFUS      SOCIALLY
                              DWS       INVESTMENT     VARIABLE    RESPONSIBLE
                          TECHNOLOGY    PORTFOLIOS    INVESTMENT     GROWTH
                            VIP --     MIDCAP STOCK    FUND --    FUND, INC. --                  VT WORLDWIDE     EVERGREEN
                            CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL    VT FLOATING-RATE    HEALTH         VA OMEGA
                            SHARES    INITIAL SHARES  PORTFOLIO      SHARES       INCOME FUND    SCIENCES FUND FUND --  CLASS 2
                          ----------- -------------- ------------ ------------- ---------------- ------------- ----------------
                                                                                 YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   --           980           990         30,416       2,584,813       191,374         17,159
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      121         1,113        10,895         48,532         893,991       126,258         33,955
                            ------       -------        ------      ---------      ----------      --------        -------
Net investment income
  (expense)..............     (121)         (133)       (9,905)       (18,116)      1,690,822        65,116        (16,796)
                            ------       -------        ------      ---------      ----------      --------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (140)      (27,746)          (12)      (134,264)     (1,583,904)     (652,631)       (78,999)
   Change in unrealized
     appreciation
     (depreciation)......    4,058        48,583             1      1,029,813      17,255,821       572,111        583,752
   Capital gain
     distributions.......       --            --            --             --              --       526,359             --
                            ------       -------        ------      ---------      ----------      --------        -------
Net realized and
  unrealized gain (loss)
  on investments.........    3,918        20,837           (11)       895,549      15,671,917       445,839        504,753
                            ------       -------        ------      ---------      ----------      --------        -------
Increase (decrease) in
  net assets from
  operations.............   $3,797        20,704        (9,916)       877,433      17,362,739       510,955        487,957
                            ======       =======        ======      =========      ==========      ========        =======



                               FEDERATED INSURANCE SERIES
                          ------------------------------------

                                     FEDERATED
                                       CLOVER    FEDERATED HIGH
                          FEDERATED    VALUE      INCOME BOND
                           CAPITAL   FUND II --    FUND II --
                           INCOME     PRIMARY       PRIMARY
                           FUND II     SHARES        SHARES
                          ---------  ----------  --------------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   571,830     360,692     2,261,040
   Mortality and expense
     risk and
     administrative
     charges (note 4)....   130,156     189,257       324,154
                          ---------  ----------    ----------
Net investment income
  (expense)..............   441,674     171,435     1,936,886
                          ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (598,741) (3,575,527)   (1,610,239)
   Change in unrealized
     appreciation
     (depreciation)...... 2,268,286   4,836,240     8,490,748
   Capital gain
     distributions.......        --          --            --
                          ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments......... 1,669,545   1,260,713     6,880,509
                          ---------  ----------    ----------
Increase (decrease) in
  net assets from
  operations............. 2,111,219   1,432,148     8,817,395
                          =========  ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           FEDERATED INSURANCE SERIES
                                   (CONTINUED)
                          ----------------------------  -------------


                          FEDERATED HIGH   FEDERATED      VIP ASSET
                           INCOME BOND      KAUFMANN     MANAGER/SM/
                            FUND II --     FUND II --   PORTFOLIO --
                          SERVICE SHARES SERVICE SHARES INITIAL CLASS
                          -------------- -------------- -------------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 2,749,425             --     1,743,940
   Mortality and
     expense risk
     and administrative
     charges (note 4)....      462,888        814,088       854,119
                           -----------     ----------    ----------
Net investment income
  (expense)..............    2,286,537       (814,088)      889,821
                           -----------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (2,255,086)    (1,320,083)   (3,955,001)
   Change in unrealized
     appreciation
     (depreciation)......   11,870,714     14,456,517    19,844,212
   Capital gain
     distributions.......           --             --            --
                           -----------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    9,615,628     13,136,434    15,889,211
                           -----------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............  $11,902,165     12,322,346    16,779,032
                           ===========     ==========    ==========

                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------------------------------------------------------------------------------
                                                                                VIP DYNAMIC
                           VIP ASSET       VIP                         VIP        CAPITAL                  VIP EQUITY-
                          MANAGER/SM/    BALANCED        VIP      CONTRAFUND(R) APPRECIATION  VIP EQUITY-     INCOME
                          PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                            SERVICE      SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2      CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------ ------------- ------------- ------------ ------------- ------------
                                     YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    408,083     1,146,856     1,916,065     1,447,068         341      2,488,367    1,328,353
   Mortality and
     expense risk
     and administrative
     charges (note 4)....    344,923     1,050,733     2,000,729     1,902,786      32,550      1,569,408    1,036,400
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Net investment income
  (expense)..............     63,160        96,123       (84,664)     (455,718)    (32,209)       918,959      291,953
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (817,376)   (2,095,923)  (19,465,534)  (19,347,560)   (560,896)   (16,686,075) (10,968,041)
   Change in unrealized
     appreciation
     (depreciation)......  5,294,570    18,495,572    60,046,719    55,778,985   1,169,344     43,860,016   27,030,747
   Capital gain
     distributions.......         --            --            --            --          --             --           --
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........  4,477,194    16,399,649    40,581,185    36,431,425     608,448     27,173,941   16,062,706
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Increase (decrease) in
  net assets from
  operations.............  4,540,354    16,495,772    40,496,521    35,975,707     576,239     28,092,900   16,354,659
                           =========    ==========   ===========   ===========   =========    ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          -------------------------
                              VIP          VIP
                            GROWTH &     GROWTH &
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   269,364      128,587
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     380,338      238,157
                          -----------   ----------
Net investment income
  (expense)..............    (110,974)    (109,570)
                          -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (3,035,739)  (1,779,176)
   Change in unrealized
     appreciation
     (depreciation)......   9,085,824    5,454,165
   Capital gain
     distributions.......          --           --
                          -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........   6,050,085    3,674,989
                          -----------   ----------
Increase (decrease) in
  net assets from
  operations............. $ 5,939,111    3,565,419
                          ===========   ==========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          --------------------------------------------------------------------------------------------------------
                               VIP                                    VIP
                             GROWTH         VIP          VIP       INVESTMENT      VIP          VIP          VIP
                          OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP      MID CAP      OVERSEAS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             INITIAL      INITIAL      SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                              CLASS        CLASS       CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                    YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      38,737       324,168       66,664     866,748        319       1,086,840      733,529
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     116,970       852,600      349,563     160,820        195       1,767,958      416,705
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Net investment income
  (expense)..............     (78,233)     (528,432)    (282,899)    705,928        124        (681,118)     316,824
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,020,208)   (5,301,186)  (2,927,724)     39,168       (110)    (12,690,950)  (4,127,565)
   Change in unrealized
     appreciation
     (depreciation)......   4,032,506    20,512,726    8,284,895     519,959      8,724      49,856,211   10,235,796
   Capital gain
     distributions.......          --            --           --          --         --              --           --
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........   3,012,298    15,211,540    5,357,171     559,127      8,614      37,165,261    6,108,231
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Increase (decrease) in
  net assets from
  operations.............   2,934,065    14,683,108    5,074,272   1,265,055      8,738      36,484,143    6,425,055
                           ==========    ==========   ==========   =========      =====     ===========   ==========

                          ------------
                              VIP
                             VALUE
                           STRATEGIES
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------

                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     12,044
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     47,725
                           ---------
Net investment income
  (expense)..............    (35,681)
                           ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (799,023)
   Change in unrealized
     appreciation
     (depreciation)......  2,050,049
   Capital gain
     distributions.......         --
                           ---------
Net realized and
  unrealized gain (loss)
  on investments.........  1,251,026
                           ---------
Increase (decrease) in
  net assets from
  operations.............  1,215,345
                           =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              -------------------------------------------------------------------------------------------
                                               FRANKLIN                                                        TEMPLETON
                                              LARGE CAP      FRANKLIN                   TEMPLETON   TEMPLETON    GLOBAL
                                                GROWTH      TEMPLETON     MUTUAL SHARES  FOREIGN     FOREIGN     ASSET
                              FRANKLIN INCOME SECURITIES   VIP FOUNDING    SECURITIES   SECURITIES  SECURITIES ALLOCATION
                                SECURITIES     FUND --   FUNDS ALLOCATION    FUND --     FUND --     FUND --    FUND --
                                  FUND --      CLASS 2       FUND --         CLASS 2     CLASS 1     CLASS 2    CLASS 2
                              CLASS 2 SHARES    SHARES    CLASS 2 SHARES     SHARES       SHARES      SHARES     SHARES
                              --------------- ---------- ---------------- ------------- ----------  ---------- ----------
                                                                                YEAR ENDED DECEMBER 31, 2009
                              -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............  $ 51,820,147      4,928       2,931,504      1,447,863      358,957    75,994      8,736
   Mortality and expense
     risk and administrative
     charges (note 4)........    12,601,982      5,886       2,269,191      1,259,396      143,776    37,983      1,427
                               ------------    -------     -----------     ----------   ----------   -------    -------
Net investment income
  (expense)..................    39,218,165       (958)        662,313        188,467      215,181    38,011      7,309
                               ------------    -------     -----------     ----------   ----------   -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   (40,530,648)   (28,834)    (10,103,364)      (316,358)  (1,395,678)  (86,142)   (38,880)
   Change in unrealized
     appreciation
     (depreciation)..........   183,573,163    120,207      39,580,683     16,961,715    3,688,400   598,358     45,954
   Capital gain
     distributions...........            --         --              --             --      401,597    93,750      1,406
                               ------------    -------     -----------     ----------   ----------   -------    -------
Net realized and
  unrealized gain (loss)
  on investments.............   143,042,515     91,373      29,477,319     16,645,357    2,694,319   605,966      8,480
                               ------------    -------     -----------     ----------   ----------   -------    -------
Increase (decrease) in
  net assets from
  operations.................  $182,260,680     90,415      30,139,632     16,833,824    2,909,500   643,977     15,789
                               ============    =======     ===========     ==========   ==========   =======    =======

                                                     GE INVESTMENTS
                                                      FUNDS, INC.
                              ---------------------- --------------
                              TEMPLETON
                                GLOBAL   TEMPLETON
                                 BOND      GROWTH      CORE VALUE
                              SECURITIES SECURITIES      EQUITY
                               FUND --    FUND --       FUND --
                               CLASS 1    CLASS 2       CLASS 1
                                SHARES     SHARES        SHARES
                              ---------- ----------  --------------

                              -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............... 1,201,999     392,066       206,731
   Mortality and expense
     risk and administrative
     charges (note 4)........   118,913     196,653       274,424
                              ---------  ----------    ----------
Net investment income
  (expense).................. 1,083,086     195,413       (67,693)
                              ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   122,256  (1,748,049)   (1,580,892)
   Change in unrealized
     appreciation
     (depreciation)..........   166,579   4,975,952     5,364,788
   Capital gain
     distributions...........        --          --            --
                              ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.............   288,835   3,227,903     3,783,896
                              ---------  ----------    ----------
Increase (decrease) in
  net assets from
  operations................. 1,371,921   3,423,316     3,716,203
                              =========  ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL   MID-CAP                              REAL ESTATE                SMALL-CAP
                            INCOME        EQUITY       EQUITY                               SECURITIES                  EQUITY
                            FUND --       FUND --      FUND --     MONEY     PREMIER GROWTH   FUND --                   FUND --
                            CLASS 1       CLASS 1      CLASS 1     MARKET    EQUITY FUND --   CLASS 1     S&P 500(R)    CLASS 1
                            SHARES        SHARES       SHARES       FUND     CLASS 1 SHARES   SHARES      INDEX FUND    SHARES
                          -----------  ------------- ----------  ----------  -------------- -----------  -----------  ----------
                                                                            YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 2,237,611      264,827      181,503   1,212,488       136,069     2,553,334    3,672,244          --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     846,012      225,828    1,152,075   5,777,357       612,312       773,253    2,587,447     688,297
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Net investment income
  (expense)..............   1,391,599       38,999     (970,572) (4,564,869)     (476,243)    1,780,081    1,084,797    (688,297)
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,740,913)  (6,290,359)  (9,317,413)         --    (3,398,096)  (15,053,128) (14,018,910) (8,903,578)
   Change in unrealized
     appreciation
     (depreciation)......   4,600,960    9,811,898   35,340,909           2    16,220,171    29,567,679   50,841,737  21,062,917
   Capital gain
     distributions.......          --           --           --          --            --            --           --          --
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........   1,860,047    3,521,539   26,023,496           2    12,822,075    14,514,551   36,822,827  12,159,339
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Increase (decrease) in
  net assets from
  operations............. $ 3,251,646    3,560,538   25,052,924  (4,564,867)   12,345,832    16,294,632   37,907,624  11,471,042
                          ===========   ==========   ==========  ==========    ==========   ===========  ===========  ==========

                          -------------------------

                          TOTAL RETURN TOTAL RETURN
                            FUND --      FUND --
                            CLASS 1      CLASS 3
                             SHARES       SHARES
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  16,116,494   15,070,338
   Mortality and expense
     risk and
     administrative
     charges (note 4)....  17,303,021   20,447,303
                          -----------  -----------
Net investment income
  (expense)..............  (1,186,527)  (5,376,965)
                          -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. (37,703,331) (39,977,201)
   Change in unrealized
     appreciation
     (depreciation)...... 214,860,526  222,534,780
   Capital gain
     distributions.......          --           --
                          -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments......... 177,157,195  182,557,579
                          -----------  -----------
Increase (decrease) in
  net assets from
  operations............. 175,970,668  177,180,614
                          ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          GE INVESTMENTS
                           FUNDS, INC.
                           (CONTINUED)                                         GENWORTH VARIABLE INSURANCE TRUST
                          -------------- ---------------------------------------------------------------------------------
                                                                           GENWORTH     GENWORTH     GENWORTH
                                                     GENWORTH                EATON       GOLDMAN    LEGG MASON
                                          GENWORTH   COLUMBIA   GENWORTH     VANCE        SACHS     CLEARBRIDGE  GENWORTH
                                          CALAMOS    MID CAP    DAVIS NY   LARGE CAP    ENHANCED    AGGRESSIVE    PIMCO
                           U.S. EQUITY     GROWTH     VALUE     VENTURE      VALUE      CORE BOND     GROWTH    STOCKSPLUS
                             FUND --      FUND --    FUND --    FUND --     FUND --   INDEX FUND --   FUND --    FUND --
                             CLASS 1      SERVICE    SERVICE    SERVICE     SERVICE      SERVICE      SERVICE    SERVICE
                              SHARES       SHARES     SHARES     SHARES     SHARES       SHARES       SHARES      SHARES
                          -------------- ---------  ---------  ---------  ----------  ------------- ----------- ----------
                                                                          YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   388,832          --    195,756     15,995     783,266    3,603,776       16,150   9,599,281
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      518,779      24,971    385,795     44,730   1,011,792    1,037,109    1,204,529   1,632,111
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Net investment income
  (expense)..............     (129,947)    (24,971)  (190,039)   (28,735)   (228,526)   2,566,667   (1,188,379)  7,967,170
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (3,023,919)    162,271  1,203,064     95,044   1,505,812    1,585,584    5,160,232   4,912,044
   Change in unrealized
     appreciation
     (depreciation)......   11,919,287   2,193,139  6,049,745  1,559,352   8,749,930     (542,600)  16,671,148  17,319,655
   Capital gain
     distributions.......           --          --         --         --          --       36,883           --   5,850,972
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........    8,895,368   2,355,410  7,252,809  1,654,396  10,255,742    1,079,867   21,831,380  28,082,671
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Increase (decrease) in
  net assets from
  operations.............  $ 8,765,421   2,330,439  7,062,770  1,625,661  10,027,216    3,646,534   20,643,001  36,049,841
                           ===========   =========  =========  =========  ==========    =========   ==========  ==========



                          ---------------------------
                            GENWORTH
                             PUTNAM       GENWORTH
                          INTERNATIONAL   THORNBURG
                             CAPITAL    INTERNATIONAL
                          OPPORTUNITIES     VALUE
                             FUND --       FUND --
                             SERVICE       SERVICE
                             SHARES        SHARES
                          ------------- -------------

                          ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   3,726,286            --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     442,422       401,371
                           ----------     ---------
Net investment income
  (expense)..............   3,283,864      (401,371)
                           ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,570,656     1,383,326
   Change in unrealized
     appreciation
     (depreciation)......   5,760,167     6,174,226
   Capital gain
     distributions.......       9,432            --
                           ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   9,340,255     7,557,552
                           ----------     ---------
Increase (decrease) in
  net assets from
  operations.............  12,624,119     7,156,181
                           ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           GOLDMAN SACHS VARIABLE
                               INSURANCE TRUST                      J.P. MORGAN SERIES TRUST II
                          ---------------------------  ----------------------------------------------------


                                                                                                   JPMORGAN
                            GOLDMAN        GOLDMAN                                                   U.S.
                             SACHS          SACHS                  JPMORGAN    JPMORGAN  JPMORGAN  LARGE CAP
                           GROWTH AND      MID CAP     JPMORGAN  INTERNATIONAL  MID CAP    SMALL     CORE
                             INCOME         VALUE        BOND       EQUITY       VALUE    COMPANY   EQUITY
                              FUND          FUND       PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
                           -----------   -----------   --------- ------------- --------- --------- ---------
                          YEAR ENDED DECEMBER 31, 2009        PERIOD FROM JANUARY 1 TO APRIL 27, 2009
                          ---------------------------  ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   221,438      1,064,675     18,637       4,114       3,108        84      162
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     189,888        919,910      1,292         485         629        64       28
                           -----------   -----------   --------     -------     -------   -------   ------
Net investment income
  (expense)..............      31,550        144,765     17,345       3,629       2,479        20      134
                           -----------   -----------   --------     -------     -------   -------   ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,859,265)   (10,888,214)  (110,745)    (57,598)    (70,700)  (13,070)  (3,360)
   Change in unrealized
     appreciation
     (depreciation)......   3,763,478     27,523,149     88,262      46,730      64,735    11,722    3,125
   Capital gain
     distributions.......          --             --         --       4,021         281       256       --
                           -----------   -----------   --------     -------     -------   -------   ------
Net realized and
  unrealized gain (loss)
  on investments.........   1,904,213     16,634,935    (22,483)     (6,847)     (5,684)   (1,092)    (235)
                           -----------   -----------   --------     -------     -------   -------   ------
Increase (decrease) in
  net assets from
  operations............. $ 1,935,763     16,779,700     (5,138)     (3,218)     (3,205)   (1,072)    (101)
                           ===========   ===========   ========     =======     =======   =======   ======

                                 JPMORGAN INSURANCE TRUST
                          -------------------------------------
                                                      JPMORGAN
                                                     INSURANCE
                            JPMORGAN     JPMORGAN      TRUST
                           INSURANCE    INSURANCE   DIVERSIFIED
                             TRUST      TRUST CORE    MID CAP
                            BALANCED       BOND        GROWTH
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------
                               YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,917      147,104           --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     1,377       52,385        6,100
                             ------      -------      -------
Net investment income
  (expense)..............     2,540       94,719       (6,100)
                             ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,512)     (48,385)      52,730
   Change in unrealized
     appreciation
     (depreciation)......    28,764      182,257       62,471
   Capital gain
     distributions.......        --           --           --
                             ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    27,252      133,872      115,201
                             ------      -------      -------
Increase (decrease) in
  net assets from
  operations.............    29,792      228,591      109,101
                             ======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              JPMORGAN INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------------------------
                              JPMORGAN        JPMORGAN                   JPMORGAN     JPMORGAN     JPMORGAN     JPMORGAN
                              INSURANCE      INSURANCE     JPMORGAN     INSURANCE    INSURANCE    INSURANCE    INSURANCE
                                TRUST          TRUST       INSURANCE      TRUST        TRUST        TRUST        TRUST
                               EQUITY        GOVERNMENT      TRUST       INTREPID     INTREPID     MID CAP     SMALL CAP
                                INDEX           BOND     INTERNATIONAL    GROWTH      MID CAP       VALUE         CORE
                            PORTFOLIO --    PORTFOLIO --    EQUITY     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                               CLASS 1        CLASS 1      PORTFOLIO     CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ----------------- ------------ ------------- ------------ ------------ ------------ ------------
                                            PERIOD FROM   PERIOD FROM
                                            JANUARY 1 TO  APRIL 27 TO
                             YEAR ENDED      APRIL 27,   DECEMBER 31,         YEAR ENDED          PERIOD FROM APRIL 27 TO
                          DECEMBER 31, 2009     2009         2009          DECEMBER 31, 2009         DECEMBER 31, 2009
                          ----------------- ------------ ------------- ------------------------  ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 17,890         125,236       1,484         6,443        4,999           --          42
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       13,093           8,711       1,286        15,536        6,107        1,638         173
                              --------        --------      ------       -------       ------       ------       -----
Net investment income
  (expense)..............        4,797         116,525         198        (9,093)      (1,108)      (1,638)       (131)
                              --------        --------      ------       -------       ------       ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       19,395         (52,549)      8,437        34,059        5,204        4,831         452
   Change in unrealized
     appreciation
     (depreciation)......      140,896         (93,162)     22,178       209,008       92,594       31,320       4,053
   Capital gain
     distributions.......           --          28,778          --            --           --           --          --
                              --------        --------      ------       -------       ------       ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........      160,291        (116,933)     30,615       243,067       97,798       36,151       4,505
                              --------        --------      ------       -------       ------       ------       -----
Increase (decrease) in
  net assets from
  operations.............     $165,088            (408)     30,813       233,974       96,690       34,513       4,374
                              ========        ========      ======       =======       ======       ======       =====

                                           JANUS ASPEN SERIES
                          --------------------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------


                                        YEAR ENDED
                                     DECEMBER 31, 2009
                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    22,071      3,659,854     4,123,087
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    15,425      1,776,732     2,617,915
                            -------     ----------    ----------
Net investment income
  (expense)..............     6,646      1,883,122     1,505,172
                            -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    28,422       (457,150)     (289,138)
   Change in unrealized
     appreciation
     (depreciation)......   193,212     20,452,127    25,774,390
   Capital gain
     distributions.......        --      4,710,788     5,507,814
                            -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   221,634     24,705,765    30,993,066
                            -------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............   228,280     26,588,887    32,498,238
                            =======     ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                                       FLEXIBLE                               GLOBAL LIFE     GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY       SCIENCES    TECHNOLOGY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE      SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $        --          --     1,097,172        20,959        12,116          --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      709,786      88,777       340,149       805,584     1,580,532      89,033       91,917
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Net investment income
  (expense)..............     (709,786)    (88,777)      757,023      (784,625)   (1,568,416)    (89,033)     (91,917)
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (2,545,664)   (234,034)      166,441      (723,553)   (2,751,890)    (85,744)     (23,842)
   Change in unrealized
     appreciation
     (depreciation)......   21,089,401   2,355,353     1,669,788    21,287,373    37,241,488   1,363,692    2,909,110
   Capital gain
     distributions.......           --          --        20,588            --            --      95,259           --
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   18,543,737   2,121,319     1,856,817    20,563,820    34,489,598   1,373,207    2,885,268
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Increase (decrease) in
  net assets from
  operations.............  $17,833,951   2,032,542     2,613,840    19,779,195    32,921,182   1,284,174    2,793,351
                           ===========   =========     =========    ==========    ==========   =========    =========

                          ----------------------------------------

                              JANUS        JANUS       OVERSEAS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     320,163       21,718       440,136
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     848,610       87,230     1,130,509
                           ----------    ---------    ----------
Net investment income
  (expense)..............    (528,447)     (65,512)     (690,373)
                           ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,764,205)    (242,302)   (2,698,740)
   Change in unrealized
     appreciation
     (depreciation)......  21,233,066    1,965,707    43,788,976
   Capital gain
     distributions.......          --           --     2,181,932
                           ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........  18,468,861    1,723,405    43,272,168
                           ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations.............  17,940,414    1,657,893    42,581,795
                           ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               JANUS ASPEN SERIES (CONTINUED)
                                    -----------------------------------------



                                                    RESEARCH
                                     OVERSEAS         CORE        WORLDWIDE
                                    PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                      SERVICE     INSTITUTIONAL INSTITUTIONAL
                                      SHARES         SHARES        SHARES
                                    ------------  ------------- -------------

                                    -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $60,100            7         882,553
   Mortality and expense risk and
     administrative charges (note
     4)............................    229,073           30         881,944
                                    -----------      ------      ----------
Net investment income (expense)....  (168,973)          (23)            609
                                    -----------      ------      ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    510,800       (9,650)     (5,345,726)
   Change in unrealized
     appreciation (depreciation)...  7,421,960        9,878      24,708,324
   Capital gain distributions......    423,178           --              --
                                    -----------      ------      ----------
Net realized and unrealized gain
  (loss) on investments............  8,355,938          228      19,362,598
                                    -----------      ------      ----------
Increase (decrease) in net assets
  from operations.................. $8,186,965          205      19,363,207
                                    ===========      ======      ==========

                                                                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                    -----------  ----------------------------------------------------------------------------
                                                               LEGG MASON   LEGG MASON                             LEGG MASON
                                                  LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON                 WESTERN
                                                 CLEARBRIDGE    VARIABLE     VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET
                                                   VARIABLE      EQUITY       EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE
                                     WORLDWIDE    AGGRESSIVE     INCOME       INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC
                                    PORTFOLIO --    GROWTH      BUILDER      BUILDER       VALUE      INVESTORS       BOND
                                      SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                       SHARES      CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I
                                    ------------ ------------ ------------ ------------ ------------ ------------ ------------
                                              YEAR ENDED DECEMBER 31, 2009
                                    -----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     85,237           --      170,092      230,740       108,597      207,003      782,124
   Mortality and expense risk and
     administrative charges (note
     4)............................    105,639       92,767       80,326      148,240       133,110      165,669      219,979
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Net investment income (expense)....    (20,402)     (92,767)      89,766       82,500       (24,513)      41,334      562,145
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   (595,621)    (828,668)    (986,826)    (729,109)   (1,417,809)  (1,229,404)  (1,279,802)
   Change in unrealized
     appreciation (depreciation)...  2,663,376    2,441,854    1,869,469    1,989,237     3,413,197    3,346,417    3,382,825
   Capital gain distributions......         --           --           --           --            --           --       11,467
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Net realized and unrealized gain
  (loss) on investments............  2,067,755    1,613,186      882,643    1,260,128     1,995,388    2,117,013    2,114,490
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Increase (decrease) in net assets
  from operations..................  2,047,353    1,520,419      972,409    1,342,628     1,970,875    2,158,347    2,676,635
                                     =========    =========    =========    =========    ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------------------------------------
                                           MFS(R) INVESTORS MFS(R) NEW  MFS(R) STRATEGIC MFS(R) TOTAL
                          MFS(R) INVESTORS      TRUST       DISCOVERY        INCOME         RETURN    MFS(R) UTILITIES
                            GROWTH STOCK      SERIES --     SERIES --      SERIES --      SERIES --      SERIES --
                             SERIES --         SERVICE       SERVICE        SERVICE        SERVICE        SERVICE
                           SERVICE CLASS        CLASS         CLASS          CLASS          CLASS          CLASS
                               SHARES           SHARES        SHARES         SHARES         SHARES         SHARES
                          ---------------- ---------------- ----------  ---------------- ------------ ----------------
                                                                                   YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $   54,455         137,343             --       36,941        2,125,975      1,603,959
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       187,509         160,790        286,472        7,115        1,274,508        517,957
                             ----------       ---------     ----------       ------       ----------     ----------
Net investment income
  (expense)..............      (133,054)        (23,447)      (286,472)      29,826          851,467      1,086,002
                             ----------       ---------     ----------       ------       ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (476,726)       (321,902)    (2,194,668)      13,554       (2,228,974)    (5,023,203)
   Change in unrealized
     appreciation
     (depreciation)......     4,433,707       2,641,095     11,008,600       32,658       11,171,205     12,797,176
   Capital gain
     distributions.......            --              --             --           --               --             --
                             ----------       ---------     ----------       ------       ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........     3,956,981       2,319,193      8,813,932       46,212        8,942,231      7,773,973
                             ----------       ---------     ----------       ------       ----------     ----------
Increase (decrease) in
  net assets from
  operations.............    $3,823,927       2,295,746      8,527,460       76,038        9,793,698      8,859,975
                             ==========       =========     ==========       ======       ==========     ==========

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE
                            SHARES      SHARES       SHARES       SHARES
                          ----------- ----------- ------------ ------------

                          -------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --          --      137,117         538
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    275,857     678,970      588,475     130,267
                          ----------  ----------   ----------   ---------
Net investment income
  (expense)..............   (275,857)   (678,970)    (451,358)   (129,729)
                          ----------  ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. (4,522,691) (4,048,814)  (2,232,130)   (554,378)
   Change in unrealized
     appreciation
     (depreciation)......  8,203,545  11,058,796   17,491,179   3,676,540
   Capital gain
     distributions.......         --          --           --          --
                          ----------  ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........  3,680,854   7,009,982   15,259,049   3,122,162
                          ----------  ----------   ----------   ---------
Increase (decrease) in
  net assets from
  operations.............  3,404,997   6,331,012   14,807,691   2,992,433
                          ==========  ==========   ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------------------------
                                       OPPENHEIMER                          OPPENHEIMER
                          OPPENHEIMER    GLOBAL    OPPENHEIMER  OPPENHEIMER MAIN STREET OPPENHEIMER OPPENHEIMER
                           CORE BOND   SECURITIES  HIGH INCOME  MAIN STREET  SMALL CAP    MIDCAP      MIDCAP
                          FUND/VA --   FUND/VA --  FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE    SERVICE   NON-SERVICE    SERVICE     SERVICE   NON-SERVICE   SERVICE
                            SHARES       SHARES      SHARES       SHARES      SHARES      SHARES      SHARES
                          -----------  ----------- -----------  ----------- ----------- ----------- -----------
                                                                            YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --   1,883,741           --   1,694,042     254,797          --         --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     292,522   1,561,275      100,942   1,820,873     633,001     323,656     31,333
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Net investment income
  (expense)..............    (292,522)    322,466     (100,942)   (126,831)   (378,204)   (323,656)   (31,333)
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (4,059,155) (3,744,133) (10,606,791)  1,346,164  (3,275,795) (2,576,895)  (302,036)
   Change in unrealized
     appreciation
     (depreciation)......   5,752,869  32,386,518   12,223,931  24,780,385  16,059,342   9,378,321    875,880
   Capital gain
     distributions.......          --   2,088,932           --          --          --          --         --
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........   1,693,714  30,731,317    1,617,140  26,126,549  12,783,547   6,801,426    573,844
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Increase (decrease) in
  net assets from
  operations............. $ 1,401,192  31,053,783    1,516,198  25,999,718  12,405,343   6,477,770    542,511
                          ===========  ==========  ===========  ==========  ==========  ==========   ========

                                PIMCO VARIABLE INSURANCE TRUST
                          -----------------------------------------
                                        FOREIGN BOND
                           ALL ASSET     PORTFOLIO
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD
                            ADVISOR      HEDGED) --    PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE
                             SHARES     CLASS SHARES   CLASS SHARES
                          ------------ -------------- --------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    657,371      717,825        8,132,347
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    149,732       83,953        1,511,986
                           ---------      -------       ----------
Net investment income
  (expense)..............    507,639      633,872        6,620,361
                           ---------      -------       ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (442,964)      (4,098)      (3,122,176)
   Change in unrealized
     appreciation
     (depreciation)......  1,518,061       67,495       26,546,820
   Capital gain
     distributions.......         --           --               --
                           ---------      -------       ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,075,097       63,397       23,424,644
                           ---------      -------       ----------
Increase (decrease) in
  net assets from
  operations.............  1,582,736      697,269       30,045,005
                           =========      =======       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          RYDEX
                                                                        VARIABLE
                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     TRUST      THE ALGER PORTFOLIOS
                          -------------------------------------------- ----------- ------------------------  ------------
                            LONG-TERM                                                 ALGER                    JENNISON
                               U.S.                                                 LARGE CAP   ALGER SMALL     20/20
                            GOVERNMENT    LOW DURATION   TOTAL RETURN                 GROWTH     CAP GROWTH     FOCUS
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --   CLASS I-2    CLASS I-2     CLASS II
                           CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND    SHARES       SHARES       SHARES
                          -------------- -------------- -------------- ----------- ------------ ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  5,753,377    15,434,859     25,075,595           --      231,109           --         447
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     1,288,297     4,150,889      5,870,548       86,060      510,383      403,124     208,654
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Net investment income
  (expense)..............     4,465,080    11,283,970     19,205,047      (86,060)    (279,274)    (403,124)   (208,207)
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,359,343       662,404      4,685,379     (335,905)  (2,514,747)  (1,080,434)   (898,245)
   Change in unrealized
     appreciation
     (depreciation)......   (13,732,834)    7,967,991     11,371,438    2,731,933   15,945,547   11,444,785   7,068,959
   Capital gain
     distributions.......     2,786,691     5,272,405      6,441,186           --           --           --          --
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (9,586,800)   13,902,800     22,498,003    2,396,028   13,430,800   10,364,351   6,170,714
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Increase (decrease) in
  net assets from
  operations.............  $ (5,121,720)   25,186,770     41,703,050    2,309,968   13,151,526    9,961,227   5,962,507
                           ============    ==========     ==========    =========   ==========   ==========   =========


                           THE PRUDENTIAL SERIES FUND
                          ---------------------------------------
                                                         SP
                                         NATURAL    INTERNATIONAL
                            JENNISON    RESOURCES      GROWTH
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS II     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      6,846     5,027,074         160
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     40,836       626,539         375
                            --------    ----------     -------
Net investment income
  (expense)..............    (33,990)    4,400,535        (215)
                            --------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (126,841)   (7,578,976)    (57,640)
   Change in unrealized
     appreciation
     (depreciation)......    996,697    22,850,830      60,201
   Capital gain
     distributions.......         --            --          --
                            --------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    869,856    15,271,854       2,561
                            --------    ----------     -------
Increase (decrease) in
  net assets from
  operations.............    835,866    19,672,389       2,346
                            ========    ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          THE PRUDENTIAL   THE UNIVERSAL
                            SERIES FUND    INSTITUTIONAL       VAN KAMPEN LIFE
                            (CONTINUED)     FUNDS, INC.       INVESTMENT TRUST
                          --------------- --------------- ------------------------
                           SP PRUDENTIAL                    CAPITAL
                           U.S. EMERGING    EQUITY AND       GROWTH      COMSTOCK
                              GROWTH          INCOME      PORTFOLIO -- PORTFOLIO --
                           PORTFOLIO --    PORTFOLIO --     CLASS II     CLASS II
                          CLASS II SHARES CLASS II SHARES    SHARES       SHARES
                          --------------- --------------- ------------ ------------
                                        YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $    34          312,487            --     2,159,605
   Mortality and expense
     risk and
     administrative
     charges (note 4)....         244          223,479        98,022       792,101
                              -------        ---------     ---------    ----------
Net investment income
  (expense)..............        (210)          89,008       (98,022)    1,367,504
                              -------        ---------     ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (2,859)        (609,967)     (357,630)   (7,129,394)
   Change in unrealized
     appreciation
     (depreciation)......       7,577        2,604,262     3,528,200    17,658,659
   Capital gain
     distributions.......          --               --            --            --
                              -------        ---------     ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........       4,718        1,994,295     3,170,570    10,529,265
                              -------        ---------     ---------    ----------
Increase (decrease) in
  net assets from
  operations.............     $ 4,508        2,083,303     3,072,548    11,896,769
                              =======        =========     =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                                             AIM VARIABLE INSURANCE FUNDS
                                                             ---------------------------------------------------------------------
                                                                  AIM V.I. BASIC          AIM V.I. CAPITAL     AIM V.I. CAPITAL
                                                                  VALUE FUND --         APPRECIATION FUND --   DEVELOPMENT FUND --
                                   CONSOLIDATED TOTAL            SERIES II SHARES         SERIES I SHARES       SERIES I SHARES
                             ------------------------------  -----------------------  -----------------------  ------------------
                                                                               YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------------
                                  2009            2008          2009         2008        2009         2008       2009      2008
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   98,132,742     130,288,400     (44,185)     133,229    (105,424)    (289,856)     (46)      195
 Net realized gain
   (loss) on investments....   (454,148,830)   (750,267,284) (3,174,031)  (2,008,701)   (860,741)      83,385  (10,558)     (480)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,170,872,834  (3,497,468,160)  7,474,367  (13,972,955)  2,919,275  (10,001,670)  12,038   (15,917)
 Capital gain
   distribution.............     36,494,102     256,260,930          --    3,176,931          --           --       --     2,843
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............  1,851,350,848  (3,861,186,114)  4,256,151  (12,671,496)  1,953,110  (10,208,141)   1,434   (13,359)
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
From capital
 transactions (note 4):
 Net premiums...............    464,320,783   1,848,647,476      30,694      152,627     234,820      236,252       --        --
 Death benefits.............   (114,140,525)   (147,023,646)     17,715      (46,580)    (75,305)     (82,245)      --        --
 Surrenders.................   (826,993,330) (1,304,894,229) (1,144,453)  (1,961,736) (1,427,276)  (2,833,303)    (476)       --
 Administrative expenses....    (23,715,141)    (17,702,202)    (27,419)     (43,757)    (24,832)     (38,403)      --        --
 Capital contribution
   (withdrawal).............     (9,338,101)     11,365,728          --           --          --           --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............     21,134,167      69,587,725    (549,970)    (508,624)   (356,306)  (1,286,987) (11,850)    8,928
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (488,732,147)    459,980,852  (1,673,433)  (2,408,070) (1,648,899)  (4,004,686) (12,326)    8,928
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
Increase (decrease) in
 net assets.................  1,362,618,701  (3,401,205,262)  2,582,718  (15,079,566)    304,211  (14,212,827) (10,892)   (4,431)
Net assets at beginning
 of year....................  8,078,040,766  11,479,246,028  10,642,215   25,721,781  11,716,110   25,928,937   16,950    21,381
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
Net assets at end of year... $9,440,659,467   8,078,040,766  13,224,933   10,642,215  12,020,321   11,716,110    6,058    16,950
                             ==============  ==============  ==========  ===========  ==========  ===========  =======   =======
Change in units (note 5):
 Units purchased............                                    284,190      630,443     194,289      256,659       --       890
 Units redeemed.............                                   (510,585)    (818,483)   (543,478)    (909,413)  (1,495)     (216)
                                                             ----------  -----------  ----------  -----------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........                                   (226,395)    (188,040)   (349,189)    (652,754)  (1,495)      674
                                                             ==========  ===========  ==========  ===========  =======   =======

                             ------------------------
                                  AIM V.I. CORE
                                  EQUITY FUND --
                                 SERIES I SHARES
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     28,380      102,704
 Net realized gain
   (loss) on investments....   (716,414)     (77,231)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  4,041,835   (7,213,621)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  3,353,801   (7,188,148)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    197,698      474,388
 Death benefits.............   (146,699)      19,269
 Surrenders................. (2,156,874)  (3,779,040)
 Administrative expenses....    (32,147)     (38,549)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (780,053)    (256,676)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,918,075)  (3,580,608)
                             ----------  -----------
Increase (decrease) in
 net assets.................    435,726  (10,768,756)
Net assets at beginning
 of year.................... 14,616,805   25,385,561
                             ----------  -----------
Net assets at end of year... 15,052,531   14,616,805
                             ==========  ===========
Change in units (note 5):
 Units purchased............    157,833      334,133
 Units redeemed.............   (497,067)    (687,615)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (339,234)    (353,482)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                            ----------------------------------------------------------------------------------------------
                                  AIM V.I.           AIM V.I.             AIM V.I.             AIM V.I.
                                   GLOBAL           GOVERNMENT         INTERNATIONAL           LARGE CAP        AIM V.I.
                                REAL ESTATE         SECURITIES             GROWTH               GROWTH         TECHNOLOGY
                                  FUND --            FUND --              FUND --               FUND --         FUND --
                              SERIES II SHARES   SERIES I SHARES      SERIES II SHARES      SERIES I SHARES  SERIES I SHARES
                            -------------------  ---------------  -----------------------  ----------------  -------------
                                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                               2009      2008      2009    2008      2009         2008       2009     2008    2009    2008
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (6,657)   32,765      109     645    (166,289)  (1,075,017)    (113)    (354)   (59)     (69)
  Net realized gain
   (loss) on investments...   (24,358)  (89,646)     543     782  (4,302,049) (21,419,236)  (5,575)     121    (21)       1
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   134,300  (100,543)    (943)    979  21,004,146  (28,473,284)   5,844  (11,523) 3,638   (5,094)
  Capital gain
   distribution............        --    42,307       96      --          --      908,027       --       --     --       --
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
     Increase (decrease)
       in net assets
       from operations.....   103,285  (115,117)    (195)  2,406  16,535,808  (50,059,510)     156  (11,756) 3,558   (5,162)
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
From capital
  transactions (note 4):
  Net premiums.............        --    26,922      240     240   6,500,281   39,623,706       --       --     --       --
  Death benefits...........      (638)       --       --      --    (102,160)    (412,136)      --       --     --       --
  Surrenders...............   (14,527)  (10,726) (10,990)     --  (2,960,190)  (4,701,797)    (579)  (1,392)    --       --
  Administrative expenses..      (557)     (403)      --      --    (251,117)    (205,582)     (66)     (98)    --       --
  Capital contribution
   (withdrawal)............        --        --       --      --          --           --       --       --     --       --
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (30,549)  196,895   (8,849) (1,066) (2,846,023) (22,595,440) (11,457)    (371)   (26)     223
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (46,271)  212,688  (19,599)   (826)    340,791   11,708,751  (12,102)  (1,861)   (26)     223
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
Increase (decrease) in
  net assets...............    57,014    97,571  (19,794)  1,580  16,876,599  (38,350,759) (11,946) (13,617) 3,532   (4,939)
Net assets at beginning
  of year..................   339,101   241,530   22,498  20,918  51,090,270   89,441,029   17,687   31,304  6,356   11,295
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
Net assets at end of year.. $ 396,115   339,101    2,704  22,498  67,966,869   51,090,270    5,741   17,687  9,888    6,356
                            =========  ========  =======  ======  ==========  ===========  =======  =======  =====   ======
Change in units (note 5):
  Units purchased..........   272,160   107,446       26   2,648   6,875,531   16,579,773      556       55     --       69
  Units redeemed...........  (276,508)  (77,678)  (1,347) (2,702) (6,580,208) (15,878,776)  (2,392)    (246)   (13)      --
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (4,348)   29,768   (1,321)    (54)    295,323      700,997   (1,836)    (191)   (13)      69
                            =========  ========  =======  ======  ==========  ===========  =======  =======  =====   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AIM VARIABLE
                                INSURANCE
                                  FUNDS
                               (CONTINUED)
                             --------------  -----------------------
                                                ALLIANCEBERNSTEIN
                                AIM V.I.         BALANCED WEALTH
                                UTILITIES           STRATEGY
                                 FUND --          PORTFOLIO --
                             SERIES I SHARES         CLASS B
                             --------------  ----------------------

                             ---------------------------------------
                              2009    2008      2009        2008
                             ------  ------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  102      96    (192,523)    176,298
 Net realized gain
   (loss) on investments....   (590)    (32)   (559,426) (1,213,550)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    673  (2,139)  5,042,343  (4,705,150)
 Capital gain
   distribution.............     31     462          --     286,892
                             ------  ------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    216  (1,613)  4,290,394  (5,455,510)
                             ------  ------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     --      --   1,708,423  12,795,616
 Death benefits.............     --      --     (30,841)         --
 Surrenders.................   (889)     --  (1,051,689)   (289,666)
 Administrative expenses....     --      --    (111,419)    (46,984)
 Capital contribution
   (withdrawal).............     --      --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (61)  1,372   4,488,935   1,813,322
                             ------  ------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (950)  1,372   5,003,409  14,272,288
                             ------  ------  ----------  ----------
Increase (decrease) in
 net assets.................   (734)   (241)  9,293,803   8,816,778
Net assets at beginning
 of year....................  3,476   3,717  16,166,608   7,349,830
                             ------  ------  ----------  ----------
Net assets at end of year... $2,742   3,476  25,460,411  16,166,608
                             ======  ======  ==========  ==========
Change in units (note 5):
 Units purchased............     --     165   4,586,415   3,164,598
 Units redeemed.............   (125)    (51) (3,910,662) (1,525,083)
                             ------  ------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (125)    114     675,753   1,639,515
                             ======  ======  ==========  ==========



                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ---------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL
                                     GROWTH                  INCOME                     VALUE
                                  PORTFOLIO --            PORTFOLIO --               PORTFOLIO --
                                    CLASS B                  CLASS B                   CLASS B
                             ---------------------  ------------------------  -------------------------
                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                2009       2008         2009         2008         2009         2008
                             ---------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (72,675)    (69,559)   1,274,365    2,961,181     (458,728)      447,866
 Net realized gain
   (loss) on investments....  (298,292)   (489,929) (13,090,454)  (9,412,542) (13,771,143)  (96,941,416)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 2,292,867  (2,412,520)  22,412,444  (66,723,036)  37,041,603   (54,775,978)
 Capital gain
   distribution.............        --          --           --   17,130,860           --     8,477,020
                             ---------  ----------  -----------  -----------  -----------  ------------
    Increase (decrease)
     in net assets from
     operations............. 1,921,900  (2,972,008)  10,596,355  (56,043,537)  22,811,732  (142,792,508)
                             ---------  ----------  -----------  -----------  -----------  ------------
From capital
 transactions (note 4):
 Net premiums...............   389,471     313,536      964,959    1,376,160    6,797,756    82,871,961
 Death benefits.............    (2,690)     (8,555)    (403,624)    (442,688)    (118,284)   (1,285,248)
 Surrenders.................  (437,944)   (310,570)  (9,084,692) (16,645,597)  (4,432,815)   (8,874,504)
 Administrative expenses....   (16,148)    (11,875)    (140,470)    (201,234)    (307,555)     (381,305)
 Capital contribution
   (withdrawal).............        --          --           --           --           --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 1,624,042    (343,423)  (3,943,815)  (8,425,981)  (5,702,532)  (41,218,651)
                             ---------  ----------  -----------  -----------  -----------  ------------
    Increase (decrease)
     in net assets from
     capital transactions... 1,556,731    (360,887) (12,607,642) (24,339,340)  (3,763,430)   31,112,253
                             ---------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in
 net assets................. 3,478,631  (3,332,895)  (2,011,287) (80,382,877)  19,048,302  (111,680,255)
Net assets at beginning
 of year.................... 3,098,123   6,431,018   70,944,373  151,327,250   68,474,224   180,154,479
                             ---------  ----------  -----------  -----------  -----------  ------------
Net assets at end of year... 6,576,754   3,098,123   68,933,086   70,944,373   87,522,526    68,474,224
                             =========  ==========  ===========  ===========  ===========  ============
Change in units (note 5):
 Units purchased............   346,050     312,615    1,710,240    1,798,593   13,535,794    42,126,487
 Units redeemed.............  (191,565)   (327,582)  (3,209,417)  (3,850,834) (13,514,700)  (43,112,041)
                             ---------  ----------  -----------  -----------  -----------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   154,485     (14,967)  (1,499,177)  (2,052,241)      21,094      (985,554)
                             =========  ==========  ===========  ===========  ===========  ============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                  AMERICAN CENTURY
                                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS                VARIABLE
                                      SERIES FUND, INC. (CONTINUED)             PORTFOLIOS II, INC.
                             -----------------------------------------------  -----------------------
                                 ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                     LARGE CAP               SMALL CAP              VP INFLATION
                                      GROWTH                   GROWTH                PROTECTION
                                   PORTFOLIO --             PORTFOLIO --              FUND --
                                      CLASS B                 CLASS B                 CLASS II
                             ------------------------  ---------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                 2009         2008        2009       2008         2009        2008
                             -----------  -----------  ---------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (241,745)    (348,147)   (78,777)   (101,181)     123,312     133,657
 Net realized gain
   (loss) on investments....    (558,366)     (72,512)  (432,415) (1,116,850)   2,209,076    (154,504)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,485,000  (10,586,164) 2,262,327  (2,904,542)   6,320,817   1,816,412
 Capital gain
   distribution.............          --           --         --          --           --          --
                             -----------  -----------  ---------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   4,684,889  (11,006,823) 1,751,135  (4,122,573)   8,653,205   1,795,565
                             -----------  -----------  ---------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     123,491      202,773    308,265     544,629   15,876,301   9,652,860
 Death benefits.............    (232,876)     (80,132)   (29,031)    (79,521)     (93,573)    (41,581)
 Surrenders.................  (1,958,046)  (3,017,337)  (529,250) (1,051,241)  (6,079,332) (2,282,642)
 Administrative expenses....     (35,055)     (49,034)   (14,692)    (14,172)    (531,049)    (78,650)
 Capital contribution
   (withdrawal).............          --           --         --          --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (682,485)    (391,006)  (229,213) (2,030,859)  26,074,866  71,748,943
                             -----------  -----------  ---------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,784,971)  (3,334,736)  (493,921) (2,631,164)  35,247,213  78,998,930
                             -----------  -----------  ---------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................   1,899,918  (14,341,559) 1,257,214  (6,753,737)  43,900,418  80,794,495
Net assets at beginning
 of year....................  14,864,465   29,206,024  4,590,464  11,344,201   84,951,946   4,157,451
                             -----------  -----------  ---------  ----------  -----------  ----------
Net assets at end of year... $16,764,383   14,864,465  5,847,678   4,590,464  128,852,364  84,951,946
                             ===========  ===========  =========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     189,761      531,215    302,997     787,049   13,443,293  11,086,895
 Units redeemed.............    (674,896)  (1,084,439)  (368,653) (1,042,565) (10,048,134) (3,110,278)
                             -----------  -----------  ---------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (485,135)    (553,224)   (65,656)   (255,516)   3,395,159   7,976,617
                             ===========  ===========  =========  ==========  ===========  ==========


                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ----------------------------------------

                                VP INCOME &
                                  GROWTH           VP INTERNATIONAL
                                  FUND --               FUND --
                                  CLASS I               CLASS I
                             ----------------   ----------------------

                             -----------------------------------------
                               2009      2008      2009        2008
                             -------   -------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   3,174       210       7,387     (29,233)
 Net realized gain
   (loss) on investments....  (7,285)   (4,047)    (76,434)   (773,617)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  29,024   (56,791)    590,079  (1,176,740)
 Capital gain
   distribution.............      --    13,372          --     268,768
                             -------   -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  24,913   (47,256)    521,032  (1,710,822)
                             -------   -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --        --          --     294,916
 Death benefits.............      --        --      (2,777)         --
 Surrenders.................  (6,594)   (5,500)   (102,190)   (177,020)
 Administrative expenses....    (200)     (212)     (2,477)     (3,887)
 Capital contribution
   (withdrawal).............      --        --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  43,656     9,110    (283,865)    173,922
                             -------   -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  36,862     3,398    (391,309)    287,931
                             -------   -------  ----------  ----------
Increase (decrease) in
 net assets.................  61,775   (43,858)    129,723  (1,422,891)
Net assets at beginning
 of year....................  88,461   132,319   1,908,217   3,331,108
                             -------   -------  ----------  ----------
Net assets at end of year... 150,236    88,461   2,037,940   1,908,217
                             =======   =======  ==========  ==========
Change in units (note 5):
 Units purchased............   5,868     2,040   1,636,020     879,609
 Units redeemed.............  (2,002)   (1,493) (1,676,946)   (862,281)
                             -------   -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   3,866       547     (40,926)     17,328
                             =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                                         (CONTINUED)
                             -----------------------------------------



                                VP ULTRA(R)            VP VALUE
                              FUND -- CLASS I       FUND -- CLASS I
                             --------------------  -------------------

                             ------------------------------------------
                               2009       2008       2009       2008
                              -------    -------    -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (857)    (1,016)     7,262     11,557
 Net realized gain
   (loss) on investments....  (2,702)      (264)   (13,305)   (18,932)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  20,701    (36,472)    35,546    (73,958)
 Capital gain
   distribution.............      --      8,680         --     14,184
                              -------    -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............  17,142    (29,072)    29,503    (67,149)
                              -------    -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --         --         --      5,060
 Death benefits.............      --         --         --         --
 Surrenders.................  (1,209)      (662)    (5,368)   (11,172)
 Administrative expenses....    (303)      (269)      (483)      (544)
 Capital contribution
   (withdrawal).............      --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   9,298     11,069     (2,081)    37,885
                              -------    -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   7,786     10,138     (7,932)    31,229
                              -------    -------    -------   -------
 Increase (decrease) in
   net assets...............  24,928    (18,934)    21,571    (35,920)
 Net assets at beginning
   of year..................  43,313     62,247    175,918    211,838
                              -------    -------    -------   -------
 Net assets at end of
   year..................... $68,241     43,313    197,489    175,918
                              =======    =======    =======   =======
Change in units (note 5):
 Units purchased............   1,813      2,113     58,665     31,645
 Units redeemed.............    (898)    (1,055)   (59,909)   (29,639)
                              -------    -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     915      1,058     (1,244)     2,006
                              =======    =======    =======   =======

                                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------
                                                                                     BLACKROCK
                                    BLACKROCK                BLACKROCK               LARGE CAP
                                BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.
                                     FUND --                  FUND --                 FUND --
                                CLASS III SHARES         CLASS III SHARES         CLASS III SHARES
                             ----------------------  ------------------------  ---------------------
                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                2009        2008         2009         2008        2009       2008
                             ----------  ----------  -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     22,937      58,318      477,217    2,372,846    (29,284)    (38,747)
 Net realized gain
   (loss) on investments.... (1,618,969) (2,386,181)  (4,918,062) (25,428,483)  (210,302)   (284,019)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  4,083,720  (3,520,316)  75,230,734  (69,346,094)   816,076  (1,251,518)
 Capital gain
   distribution.............         --     132,402           --    1,666,320         --          --
                             ----------  ----------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,487,688  (5,715,777)  70,789,889  (90,735,411)   576,490  (1,574,284)
                             ----------  ----------  -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    924,202   1,134,379   43,529,151  189,049,653     20,821     130,995
 Death benefits.............    (16,566)         --     (812,347)    (344,724)        --     (27,064)
 Surrenders.................   (631,970)   (893,424) (15,975,899) (17,348,540)  (188,337)   (196,184)
 Administrative expenses....    (34,518)    (30,787)  (1,746,099)    (831,224)    (6,047)     (7,052)
 Capital contribution
   (withdrawal).............         --          --           --           --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (888,578) (1,678,537)  27,049,808   (1,339,538)   241,371     817,375
                             ----------  ----------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (647,430) (1,468,369)  52,044,614  169,185,627     67,808     718,070
                             ----------  ----------  -----------  -----------  ---------  ----------
 Increase (decrease) in
   net assets...............  1,840,258  (7,184,146) 122,834,503   78,450,216    644,298    (856,214)
 Net assets at beginning
   of year..................  8,864,905  16,049,051  343,978,370  265,528,154  2,389,929   3,246,143
                             ----------  ----------  -----------  -----------  ---------  ----------
 Net assets at end of
   year..................... 10,705,163   8,864,905  466,812,873  343,978,370  3,034,227   2,389,929
                             ==========  ==========  ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............    350,822     568,347   40,557,982   47,968,111     83,757     216,536
 Units redeemed.............   (382,494)   (678,831) (34,684,668) (31,552,594)   (78,092)   (151,636)
                             ----------  ----------  -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (31,672)   (110,484)   5,873,314   16,415,517      5,665      64,900
                             ==========  ==========  ===========  ===========  =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                BLACKROCK VARIABLE
                                SERIES FUNDS, INC.
                                   (CONTINUED)            COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                             -----------------------  -------------------------------------------------
                                                                                   COLUMBIA MARSICO
                                                                                     INTERNATIONAL
                                 BLACKROCK VALUE          COLUMBIA MARSICO        OPPORTUNITIES FUND,
                                OPPORTUNITIES V.I.     GROWTH FUND, VARIABLE      VARIABLE SERIES --
                             FUND -- CLASS III SHARES    SERIES -- CLASS A              CLASS B
                             -----------------------  -----------------------  ------------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                 2009        2008        2009         2008         2009         2008
                             -----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (44,372)     96,709    (260,865)    (609,572)     148,830   10,951,513
 Net realized gain
   (loss) on investments....  (1,859,361) (3,139,540) (2,514,190)     265,504  (13,505,586) (38,957,932)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,978,935       4,600  10,030,890  (23,945,989)  34,445,073  (71,648,938)
 Capital gain
   distribution.............          --      76,574          --           --           --   13,656,501
                             -----------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,075,202  (2,961,657)  7,255,835  (24,290,057)  21,088,317  (85,998,856)
                             -----------  ----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     297,899     506,871   1,226,369    2,438,377    4,144,825   37,448,401
 Death benefits.............       1,020      23,474     (12,171)    (188,487)     (89,333)    (331,495)
 Surrenders.................    (300,391)   (805,342) (3,164,107)  (5,233,131)  (5,194,358)  (8,674,466)
 Administrative expenses....     (12,505)    (12,099)    (92,161)    (108,464)    (243,744)    (286,335)
 Capital contribution
   (withdrawal).............          --          --          --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (210,458)    186,624  (1,208,997) (12,044,622)  (6,001,946) (19,489,582)
                             -----------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (224,435)   (100,472) (3,251,067) (15,136,327)  (7,384,556)   8,666,523
                             -----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     850,767  (3,062,129)  4,004,768  (39,426,384)  13,703,761  (77,332,333)
Net assets at beginning
 of year....................   4,345,391   7,407,520  32,303,097   71,729,481   64,645,949  141,978,282
                             -----------  ----------  ----------  -----------  -----------  -----------
Net assets at end of year... $ 5,196,158   4,345,391  36,307,865   32,303,097   78,349,710   64,645,949
                             ===========  ==========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     235,074     389,998     706,665    1,052,427    5,739,401   17,048,143
 Units redeemed.............    (262,750)   (382,925)   (925,134)  (1,946,847)  (6,123,371) (16,940,949)
                             -----------  ----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (27,676)      7,073    (218,469)    (894,420)    (383,970)     107,194
                             ===========  ==========  ==========  ===========  ===========  ===========


                                   DWS VARIABLE SERIES II
                             ---------------------------------

                                DWS DREMAN
                              SMALL MID CAP     DWS STRATEGIC
                               VALUE VIP --     VALUE VIP --
                              CLASS B SHARES   CLASS B SHARES
                             ---------------  ----------------

                             ----------------------------------
                              2009     2008     2009     2008
                             ------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     67    6,469    1,780    5,354
 Net realized gain
   (loss) on investments.... (6,596)  (9,881) (12,702) (14,706)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 22,909  (50,344)  27,314  (65,820)
 Capital gain
   distribution.............     --   25,381       --   16,026
                             ------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations............. 16,380  (28,375)  16,392  (59,146)
                             ------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............     --       --       --       --
 Death benefits.............     --       --       --       --
 Surrenders................. (3,960)    (791)  (2,864)  (5,226)
 Administrative expenses....   (260)    (268)    (107)    (169)
 Capital contribution
   (withdrawal).............     --       --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  2,043   (1,103)     694    2,254
                             ------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (2,177)  (2,162)  (2,277)  (3,141)
                             ------  -------  -------  -------
Increase (decrease) in
 net assets................. 14,203  (30,537)  14,115  (62,287)
Net assets at beginning
 of year.................... 58,504   89,041   66,774  129,061
                             ------  -------  -------  -------
Net assets at end of year... 72,707   58,504   80,889   66,774
                             ======  =======  =======  =======
Change in units (note 5):
 Units purchased............    756      994    2,490    2,875
 Units redeemed.............   (767)    (938)  (2,651)  (2,713)
                             ------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (11)      56     (161)     162
                             ======  =======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               DWS VARIABLE
                                SERIES II
                               (CONTINUED)                               DREYFUS
                             ---------------  -------------------------------------------------------------
                                                   DREYFUS
                                                 INVESTMENT        DREYFUS VARIABLE     THE DREYFUS SOCIALLY
                              DWS TECHNOLOGY  PORTFOLIOS MIDCAP   INVESTMENT FUND --     RESPONSIBLE GROWTH
                              VIP -- CLASS B  STOCK PORTFOLIO --     MONEY MARKET      FUND, INC. -- INITIAL
                                  SHARES       INITIAL SHARES          PORTFOLIO               SHARES
                             ---------------  ----------------   --------------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------
                               2009    2008     2009      2008      2009       2008       2009       2008
-                            -------  ------  -------   -------  ----------  --------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (121)   (138)    (133)    6,861      (9,905)    4,049    (18,116)    (32,174)
 Net realized gain
   (loss) on investments....    (140)      1  (27,746)   (2,198)        (12)       --   (134,264)    (53,331)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,058  (5,498)  48,583   (74,044)          1        (1) 1,029,813  (1,634,030)
 Capital gain
   distribution.............      --      --       --    10,604          --        --         --          --
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,797  (5,635)  20,704   (58,777)     (9,916)    4,048    877,433  (1,719,535)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --      --       --        --          --   124,769        473       1,672
 Death benefits.............      --      --       --        --  (1,347,255) (337,421)    (9,507)    (14,581)
 Surrenders.................      --      --   (3,161)   (1,535)   (490,532) (582,369)  (172,792)   (255,646)
 Administrative expenses....     (21)    (23)    (283)     (771)       (948)   (1,602)   (11,411)    (15,928)
 Capital contribution
   (withdrawal).............      --      --       --        --          --        --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (466)    514  (17,769)    3,491   1,523,727   952,336    (57,336)    (35,947)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (487)    491  (21,213)    1,185    (315,008)  155,713   (250,573)   (320,430)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
Increase (decrease) in
 net assets.................   3,310  (5,144)    (509)  (57,592)   (324,924)  159,761    626,860  (2,039,965)
Net assets at beginning
 of year....................   6,747  11,891   86,447   144,039     798,207   638,446  3,015,386   5,055,351
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
Net assets at end of year... $10,057   6,747   85,938    86,447     473,283   798,207  3,642,246   3,015,386
                             =======  ======  =======   =======  ==========  ========  =========  ==========
Change in units (note 5):
 Units purchased............       7     105      831       812     259,092   172,243      8,508      14,006
 Units redeemed.............     (53)    (45)  (3,026)     (515)   (288,941) (157,690)   (64,174)    (68,746)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (46)     60   (2,195)      297     (29,849)   14,553    (55,666)    (54,740)
                             =======  ======  =======   =======  ==========  ========  =========  ==========

                               EATON VANCE VARIABLE
                                      TRUST
                             -----------------------



                             VT FLOATING-RATE INCOME
                                       FUND
                             -----------------------

                             -----------------------
                                2009         2008
-                            ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,690,822    2,495,355
 Net realized gain
   (loss) on investments.... (1,583,904)  (9,128,769)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 17,255,821  (12,343,720)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations............. 17,362,739  (18,977,134)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............  4,228,890   23,320,624
 Death benefits.............        663       36,915
 Surrenders................. (4,708,543)  (5,113,432)
 Administrative expenses....   (205,891)    (150,986)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  5,887,321  (24,976,178)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  5,202,440   (6,883,057)
                             ----------  -----------
Increase (decrease) in
 net assets................. 22,565,179  (25,860,191)
Net assets at beginning
 of year.................... 39,804,100   65,664,291
                             ----------  -----------
Net assets at end of year... 62,369,279   39,804,100
                             ==========  ===========
Change in units (note 5):
 Units purchased............  6,285,042   11,687,030
 Units redeemed............. (5,736,147) (12,587,074)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    548,895     (900,044)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               EATON VANCE VARIABLE    EVERGREEN VARIABLE
                                TRUST (CONTINUED)         ANNUITY TRUST
                             -----------------------  --------------------
                                                          EVERGREEN VA
                               VT WORLDWIDE HEALTH        OMEGA FUND --
                                  SCIENCES FUND              CLASS 2
                             -----------------------  --------------------

                             ----------------------------------------------
                                 2009        2008        2009       2008
-                            -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    65,116    (151,972)   (16,796)   (20,428)
 Net realized gain
   (loss) on investments....    (652,631)   (337,901)   (78,999)  (609,385)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     572,111  (1,773,454)   583,752   (181,555)
 Capital gain
   distribution.............     526,359   1,087,048         --         --
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     510,955  (1,176,279)   487,957   (811,368)
                             -----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      76,951     360,256     63,520     33,508
 Death benefits.............     (13,650)    (60,265)   (17,903)        --
 Surrenders.................    (664,090)   (864,675)  (578,600)  (115,793)
 Administrative expenses....     (24,249)    (26,858)    (7,381)    (3,606)
 Capital contribution
   (withdrawal).............          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (841,956)    495,283  5,864,572  1,092,079
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,466,994)    (96,259) 5,324,208  1,006,188
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    (956,039) (1,272,538) 5,812,165    194,820
Net assets at beginning
 of year....................   9,181,766  10,454,304  1,249,805  1,054,985
                             -----------  ----------  ---------  ---------
Net assets at end of year... $ 8,225,727   9,181,766  7,061,970  1,249,805
                             ===========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     430,941     426,182  1,200,681    920,379
 Units redeemed.............    (553,997)   (459,986)  (776,755)  (864,695)
                             -----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (123,056)    (33,804)   423,926     55,684
                             ===========  ==========  =========  =========

                                                    FEDERATED INSURANCE SERIES
                             ------------------------------------------------------------------------
                                                      FEDERATED CLOVER VALUE   FEDERATED HIGH INCOME
                                FEDERATED CAPITAL       FUND II -- PRIMARY        BOND FUND II --
                                 INCOME FUND II               SHARES               PRIMARY SHARES
                             ----------------------  -----------------------  -----------------------
                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                2009        2008        2009         2008        2009         2008
-                            ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    441,674     562,353     171,435    1,172,146   1,936,886    2,279,744
 Net realized gain
   (loss) on investments....   (598,741)   (688,420) (3,575,527)  (4,594,402) (1,610,239)  (2,669,995)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,268,286  (2,632,670)  4,836,240  (11,675,387)  8,490,748   (6,661,922)
 Capital gain
   distribution.............         --          --          --    5,771,902          --           --
                             ----------  ----------  ----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,111,219  (2,758,737)  1,432,148   (9,325,741)  8,817,395   (7,052,173)
                             ----------  ----------  ----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     13,933      57,741       9,412       12,594      32,702       39,540
 Death benefits.............   (191,412)   (215,123)   (171,323)    (378,771)   (234,182)    (426,017)
 Surrenders................. (1,237,235) (2,332,397) (1,733,751)  (4,558,462) (3,269,982)  (6,318,537)
 Administrative expenses....    (17,029)    (16,852)    (28,569)     (33,847)    (42,990)     (31,665)
 Capital contribution
   (withdrawal).............         --          --          --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (89,666)   (485,659)   (647,162)  (1,426,508)  4,078,732   (2,131,306)
                             ----------  ----------  ----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,521,409) (2,992,290) (2,571,393)  (6,384,994)    564,280   (8,867,985)
                             ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................    589,810  (5,751,027) (1,139,245) (15,710,735)  9,381,675  (15,920,158)
Net assets at beginning
 of year....................  9,049,919  14,800,946  15,001,108   30,711,843  17,443,146   33,363,304
                             ----------  ----------  ----------  -----------  ----------  -----------
Net assets at end of year...  9,639,729   9,049,919  13,861,863   15,001,108  26,824,821   17,443,146
                             ==========  ==========  ==========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............     99,774     205,977      58,152      156,816     727,433      786,065
 Units redeemed.............   (233,969)   (438,790)   (330,117)    (671,917)   (697,928)  (1,386,057)
                             ----------  ----------  ----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (134,195)   (232,813)   (271,965)    (515,101)     29,505     (599,992)
                             ==========  ==========  ==========  ===========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   FEDERATED INSURANCE SERIES (CONTINUED)
                             -------------------------------------------------
                               FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                              BOND FUND II -- SERVICE     FUND II -- SERVICE
                                      SHARES                    SHARES
                             ------------------------  -----------------------

                             --------------------------------------------------
                                 2009         2008        2009         2008
                             -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 2,286,537    2,513,977    (814,088)     738,447
 Net realized gain
   (loss) on investments....  (2,255,086)  (2,466,343) (1,320,083)    (362,667)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  11,870,714   (8,772,916) 14,456,517  (24,742,325)
 Capital gain
   distribution.............          --           --          --    3,154,616
                             -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  11,902,165   (8,725,282) 12,322,346  (21,211,929)
                             -----------  -----------  ----------  -----------
From capital
 transactions (Note 4):
 Net premiums...............     645,593      675,912   3,353,283    3,273,067
 Death benefits.............     (65,915)    (311,895)    (54,284)    (272,635)
 Surrenders.................  (3,328,439)  (4,787,924) (2,985,523)  (3,488,803)
 Administrative expenses....     (75,461)     (67,093)   (194,861)    (137,370)
 Capital contribution
   (withdrawal).............          --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,977,666   (3,143,145) (2,171,036)  10,794,034
                             -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     153,444   (7,634,145) (2,052,421)  10,168,293
                             -----------  -----------  ----------  -----------
 Increase (decrease) in
   net assets...............  12,055,609  (16,359,427) 10,269,925  (11,043,636)
 Net assets at beginning
   of year..................  21,880,583   38,240,010  45,844,623   56,888,259
                             -----------  -----------  ----------  -----------
 Net assets at end of
   year..................... $33,936,192   21,880,583  56,114,548   45,844,623
                             ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............   2,280,426      947,435   3,762,113    3,931,834
 Units redeemed.............  (2,191,870)  (1,538,594) (3,678,842)  (1,733,145)
                             -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      88,556     (591,159)     83,271    2,198,689
                             ===========  ===========  ==========  ===========

                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------

                               VIP ASSET MANAGER/SM        VIP ASSET MANAGER/SM        VIP BALANCED PORTFOLIO --
                             /PORTFOLIO -- INITIAL CLASS /PORTFOLIO -- SERVICE CLASS 2     SERVICE CLASS 2
                             --------------------------  ----------------------------  -----------------------
                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2009           2008         2009            2008          2009          2008
                              ----------   -----------    ----------     -----------   ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    889,821      7,221,142       63,160       1,553,959        96,123       406,270
 Net realized gain
   (loss) on investments.... (3,955,001)    (2,822,705)    (817,376)     (1,163,248)   (2,095,923)   (4,627,111)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 19,844,212    (39,696,221)   5,294,570      (9,197,084)   18,495,572   (19,334,511)
 Capital gain
   distribution.............         --      4,339,514           --       1,048,704            --     1,232,435
                              ----------   -----------    ----------     -----------   ----------   -----------
    Increase (decrease)
     in net assets from
     operations............. 16,779,032    (30,958,270)   4,540,354      (7,757,669)   16,495,772   (22,322,917)
                              ----------   -----------    ----------     -----------   ----------   -----------
From capital
 transactions (Note 4):
 Net premiums...............     17,529        107,222      203,557          78,332     4,690,221    12,552,034
 Death benefits.............   (888,869)    (1,095,159)      (5,526)         96,099       (21,404)      (50,697)
 Surrenders................. (7,511,694)   (15,741,011)  (1,378,704)     (1,245,596)   (2,802,922)   (3,981,730)
 Administrative expenses....    (84,953)       (95,706)     (31,428)        (39,086)     (148,783)      (67,465)
 Capital contribution
   (withdrawal).............         --             --           --              --            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (814,852)      (641,598)    (354,330)     (1,958,381)    2,544,239     2,738,160
                              ----------   -----------    ----------     -----------   ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions... (9,282,839)   (17,466,252)  (1,566,431)     (3,068,632)    4,261,351    11,190,302
                              ----------   -----------    ----------     -----------   ----------   -----------
 Increase (decrease) in
   net assets...............  7,496,193    (48,424,522)   2,973,923     (10,826,301)   20,757,123   (11,132,615)
 Net assets at beginning
   of year.................. 68,001,001    116,425,523   16,286,061      27,112,362    44,795,214    55,927,829
                              ----------   -----------    ----------     -----------   ----------   -----------
 Net assets at end of
   year..................... 75,497,194     68,001,001   19,259,984      16,286,061    65,552,337    44,795,214
                              ==========   ===========    ==========     ===========   ==========   ===========
Change in units (note 5):
 Units purchased............    136,644        478,084      723,872         669,480     5,938,249     7,854,516
 Units redeemed.............   (532,382)    (1,125,455)    (847,166)       (974,594)   (5,389,038)   (6,514,247)
                              ----------   -----------    ----------     -----------   ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (395,738)      (647,371)    (123,294)       (305,114)      549,211     1,340,269
                              ==========   ===========    ==========     ===========   ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     ----------------------------------------------------------------------------------------------------------
                                                                               VIP DYNAMIC CAPITAL
                                                                                   APPRECIATION
                          VIP CONTRAFUND(R)          VIP CONTRAFUND(R)         PORTFOLIO -- SERVICE      VIP EQUITY-INCOME
                     PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2        CLASS 2         PORTFOLIO -- INITIAL CLASS
                     --------------------------  ---------------------------  ---------------------  -------------------------
                                                                           YEAR ENDED DECEMBER 31,
                     ----------------------------------------------------------------------------------------------------------
                         2009          2008          2009          2008          2009       2008         2009         2008
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........ $    (84,664)   (1,094,227)    (455,718)    (1,930,303)    (32,209)    (36,763)     918,959     1,578,478
 Net realized
   gain (loss)
   on investments...  (19,465,534)  (21,105,735) (19,347,560)   (59,626,810)   (560,896)   (417,896) (16,686,075)  (16,663,825)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   60,046,719  (106,852,219)  55,778,985    (69,029,266)  1,169,344  (1,329,237)  43,860,016   (86,476,852)
 Capital gain
   distribution.....           --     7,070,601           --      6,168,989          --      23,247           --       216,668
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     operations.....   40,496,521  (121,981,580)  35,975,707   (124,417,390)    576,239  (1,760,649)  28,092,900  (101,345,531)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
From capital
 transactions
 (note 4):
 Net premiums.......      530,918       702,349    4,430,876     39,509,694      85,846     280,831      211,098       289,483
 Death benefits.....   (1,755,937)   (2,613,889)    (317,449)      (957,653)         --     (39,059)  (1,671,240)   (3,095,410)
 Surrenders.........  (17,040,692)  (46,143,313) (10,592,337)   (19,352,145)   (266,695)   (192,968) (13,432,444)  (37,630,707)
 Administrative
   expenses.........     (254,513)     (294,675)    (349,346)      (497,242)     (4,750)     (7,682)    (181,838)     (214,706)
 Capital
   contribution
   (withdrawal).....           --            --           --             --          --          --           --            --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....   (6,740,041)  (19,096,383)  (6,772,443)   (51,763,947)   (327,636)   (192,650)  (4,189,062)  (16,232,421)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...  (25,260,265)  (67,445,911) (13,600,699)   (33,061,293)   (513,235)   (151,528) (19,263,486)  (56,883,761)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
Increase
 (decrease) in
 net assets.........   15,236,256  (189,427,491)  22,375,008   (157,478,683)     63,004  (1,912,177)   8,829,414  (158,229,292)
Net assets at
 beginning of
 year...............  138,790,931   328,218,422  116,785,778    274,264,461   2,364,065   4,276,242  115,268,425   273,497,717
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
Net assets at
 end of year........ $154,027,187   138,790,931  139,160,786    116,785,778   2,427,069   2,364,065  124,097,839   115,268,425
                     ============  ============  ===========   ============   =========  ==========  ===========  ============
Change in units
 (note 5):
 Units purchased....      645,127     1,755,648    3,869,022     16,274,256      66,021     127,234      484,228     1,151,505
 Units redeemed.....   (2,146,636)   (5,042,027)  (5,001,418)   (20,595,984)   (122,965)   (137,556)  (1,404,123)   (3,571,539)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........   (1,501,509)   (3,286,379)  (1,132,396)    (4,321,728)    (56,944)    (10,322)    (919,895)   (2,420,034)
                     ============  ============  ===========   ============   =========  ==========  ===========  ============

                     --------------------------

                         VIP EQUITY-INCOME
                        PORTFOLIO -- SERVICE
                              CLASS 2
                     -------------------------

                     --------------------------
                         2009         2008
                     -----------  ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........     291,953        10,490
 Net realized
   gain (loss)
   on investments... (10,968,041)  (37,023,041)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...  27,030,747   (42,069,586)
 Capital gain
   distribution.....          --       145,122
                     -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     operations.....  16,354,659   (78,937,015)
                     -----------  ------------
From capital
 transactions
 (note 4):
 Net premiums.......     483,934    24,108,459
 Death benefits.....      14,550      (723,614)
 Surrenders.........  (7,195,642)  (15,125,458)
 Administrative
   expenses.........    (145,818)     (278,888)
 Capital
   contribution
   (withdrawal).....          --            --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....  (3,569,077)  (33,408,166)
                     -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions... (10,412,053)  (25,427,667)
                     -----------  ------------
Increase
 (decrease) in
 net assets.........   5,942,606  (104,364,682)
Net assets at
 beginning of
 year...............  66,612,063   170,976,745
                     -----------  ------------
Net assets at
 end of year........  72,554,669    66,612,063
                     ===========  ============
Change in units
 (note 5):
 Units purchased....   2,124,056    12,421,510
 Units redeemed.....  (3,335,056)  (16,361,289)
                     -----------  ------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........  (1,211,000)   (3,939,779)
                     ===========  ============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------

                                VIP GROWTH & INCOME
                             PORTFOLIO -- INITIAL CLASS
                             ------------------------

                             --------------------------
                                 2009          2008
                             -----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (110,974)      782,406
 Net realized gain
   (loss) on investments....  (3,035,739)   (1,388,704)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,085,824   (25,249,430)
 Capital gain
   distribution.............          --     4,116,891
                             -----------   -----------
    Increase (decrease)
     in net assets from
     operations.............   5,939,111   (21,738,837)
                             -----------   -----------
From capital
 transactions (note 4):
 Net premiums...............      69,872        29,246
 Death benefits.............    (183,248)     (996,170)
 Surrenders.................  (3,096,518)   (7,484,432)
 Administrative expenses....     (60,457)      (71,217)
 Capital contribution
   (withdrawal).............          --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,338,810)   (3,346,571)
                             -----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,609,161)  (11,869,144)
                             -----------   -----------
Increase (decrease) in
 net assets.................   1,329,950   (33,607,981)
Net assets at beginning
 of year....................  26,127,979    59,735,960
                             -----------   -----------
Net assets at end of year... $27,457,929    26,127,979
                             ===========   ===========
Change in units (note 5):
 Units purchased............     279,825       312,726
 Units redeemed.............    (776,744)   (1,259,012)
                             -----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (496,919)     (946,286)
                             ===========   ===========

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                               VIP GROWTH & INCOME           VIP GROWTH
                               PORTFOLIO -- SERVICE   OPPORTUNITIES PORTFOLIO -- VIP GROWTH PORTFOLIO --
                                     CLASS 2               INITIAL CLASS              INITIAL CLASS
                             -----------------------  -------------------------  -----------------------
                                                      YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2009         2008        2009          2008         2009         2008
                             ----------  -----------  ----------   -----------   ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (109,570)     359,644     (78,233)     (154,613)    (528,432)    (697,469)
 Net realized gain
   (loss) on investments.... (1,779,176)    (801,080) (1,020,208)     (365,679)  (5,301,186)     761,772
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  5,454,165  (14,280,973)  4,032,506    (9,944,231)  20,512,726  (64,684,717)
 Capital gain
   distribution.............         --    2,279,956          --            --           --           --
                             ----------  -----------  ----------   -----------   ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  3,565,419  (12,442,453)  2,934,065   (10,464,523)  14,683,108  (64,620,414)
                             ----------  -----------  ----------   -----------   ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    822,280      975,579      39,741         6,877       17,709      189,858
 Death benefits.............   (132,451)       4,337     (13,553)      (69,230)    (524,864)    (946,682)
 Surrenders................. (1,688,072)  (2,600,523)   (736,312)   (2,428,379)  (6,614,200) (18,622,898)
 Administrative expenses....    (42,976)     (53,276)    (18,779)      (21,342)    (109,152)    (133,599)
 Capital contribution
   (withdrawal).............         --           --          --            --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (777,339)  (3,187,303)    (47,494)     (248,210)  (2,300,512)  (4,955,153)
                             ----------  -----------  ----------   -----------   ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,818,558)  (4,861,186)   (776,397)   (2,760,284)  (9,531,019) (24,468,474)
                             ----------  -----------  ----------   -----------   ----------  -----------
Increase (decrease) in
 net assets.................  1,746,861  (17,303,639)  2,157,668   (13,224,807)   5,152,089  (89,088,888)
Net assets at beginning
 of year.................... 14,963,999   32,267,638   7,394,955    20,619,762   63,331,653  152,420,541
                             ----------  -----------  ----------   -----------   ----------  -----------
Net assets at end of year... 16,710,860   14,963,999   9,552,623     7,394,955   68,483,742   63,331,653
                             ==========  ===========  ==========   ===========   ==========  ===========
Change in units (note 5):
 Units purchased............    374,882      360,186     209,697       302,807      201,197      704,062
 Units redeemed.............   (576,588)    (866,002)   (315,500)     (637,526)    (867,776)  (1,976,610)
                             ----------  -----------  ----------   -----------   ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (201,706)    (505,816)   (105,803)     (334,719)    (666,579)  (1,272,548)
                             ==========  ===========  ==========   ===========   ==========  ===========

                             -----------------------

                             VIP GROWTH PORTFOLIO --
                                 SERVICE CLASS 2
                             -----------------------

                             -----------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (282,899)    (411,888)
 Net realized gain
   (loss) on investments.... (2,927,724)   1,291,244
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  8,284,895  (24,153,439)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  5,074,272  (23,274,083)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    135,658      445,220
 Death benefits.............   (126,695)    (517,929)
 Surrenders................. (2,819,314)  (7,053,468)
 Administrative expenses....    (51,640)     (82,096)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,300,660   (7,288,279)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,561,331) (14,496,552)
                             ----------  -----------
Increase (decrease) in
 net assets.................  3,512,941  (37,770,635)
Net assets at beginning
 of year.................... 22,606,225   60,376,860
                             ----------  -----------
Net assets at end of year... 26,119,166   22,606,225
                             ==========  ===========
Change in units (note 5):
 Units purchased............  1,191,902    1,852,601
 Units redeemed............. (1,488,292)  (3,713,701)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (296,390)  (1,861,100)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                               VIP INVESTMENT GRADE      VIP MID CAP
                                 BOND PORTFOLIO --       PORTFOLIO --    VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --
                                  SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2            INITIAL CLASS
                             ------------------------  ---------------  -------------------------  -----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2009         2008      2009     2008       2009         2008         2009          2008
-                            -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   705,928      601,262     124    1,278     (681,118)    6,222,932     316,824     1,981,598
 Net realized gain
   (loss) on investments....      39,168   (2,805,645)   (110)    (117) (12,690,950)  (21,912,872) (4,127,565)     (308,091)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     519,959     (770,605)  8,724  (19,629)  49,856,211   (99,155,588) 10,235,796   (39,325,102)
 Capital gain
   distribution.............          --           --      --    3,718           --    23,612,799          --     6,174,639
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
    Increase (decrease)
     in net assets from
     operations.............   1,265,055   (2,974,988)  8,738  (14,750)  36,484,143   (91,232,729)  6,425,055   (31,476,956)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
From capital
 transactions (note 4):
 Net premiums...............   2,112,414   22,473,106     240      240    1,811,376    12,903,327      12,061        45,007
 Death benefits.............          --      (77,373)     --       --     (903,861)     (740,098)   (313,405)     (615,856)
 Surrenders.................  (1,010,379)  (1,840,658)   (600)      --  (12,384,372)  (25,048,707) (3,336,621)  (12,629,603)
 Administrative expenses....     (48,624)     (72,055)     --       --     (282,985)     (355,961)    (49,654)      (60,433)
 Capital contribution
   (withdrawal).............          --           --      --       --           --            --          --            --
 Transfers between
   subaccounts
   (including
   fixed account), net......   4,982,526  (39,546,236)    (72)      60   (6,294,828)  (32,498,172) (2,025,525)   (5,794,974)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...   6,035,937  (19,063,216)   (432)     300  (18,054,670)  (45,739,611) (5,713,144)  (19,055,859)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
Increase (decrease) in
 net assets.................   7,300,992  (22,038,204)  8,306  (14,450)  18,429,473  (136,972,340)    711,911   (50,532,815)
Net assets at beginning
 of year....................   6,309,446   28,347,650  22,373   36,823  108,556,538   245,528,878  32,712,020    83,244,835
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
Net assets at end of year... $13,610,438    6,309,446  30,679   22,373  126,986,011   108,556,538  33,423,931    32,712,020
                             ===========  ===========  ======  =======  ===========  ============  ==========   ===========
Change in units (note 5):
 Units purchased............   1,366,814    9,285,161      14      133    1,445,406     6,441,851     215,310       557,036
 Units redeemed.............    (776,522) (11,441,801)    (35)    (117)  (2,607,256)   (9,531,256)   (584,687)   (1,565,547)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     590,292   (2,156,640)    (21)      16   (1,161,850)   (3,089,405)   (369,377)   (1,008,511)
                             ===========  ===========  ======  =======  ===========  ============  ==========   ===========

                             ---------------------
                              VIP VALUE STRATEGIES
                                  PORTFOLIO --
                                SERVICE CLASS 2
                             ---------------------

                             ---------------------
                                2009       2008
-                            ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (35,681)    598,061
 Net realized gain
   (loss) on investments....  (799,023) (1,631,144)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 2,050,049  (1,911,718)
 Capital gain
   distribution.............        --     258,167
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations............. 1,215,345  (2,686,634)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............   109,028     201,549
 Death benefits.............    (8,884)    (27,447)
 Surrenders.................  (159,721)   (400,549)
 Administrative expenses....    (7,635)     (9,166)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including
   fixed account), net......   680,034  (1,838,283)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   612,822  (2,073,896)
                             ---------  ----------
Increase (decrease) in
 net assets................. 1,828,167  (4,760,530)
Net assets at beginning
 of year.................... 2,239,043   6,999,573
                             ---------  ----------
Net assets at end of year... 4,067,210   2,239,043
                             =========  ==========
Change in units (note 5):
 Units purchased............   510,155     268,353
 Units redeemed.............  (450,519)   (436,896)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    59,636    (168,543)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             --------------------------------------------------------------------------------------------------
                                                           FRANKLIN LARGE     FRANKLIN TEMPLETON VIP
                                   FRANKLIN INCOME           CAP GROWTH           FOUNDING FUNDS            MUTUAL SHARES
                                 SECURITIES FUND --      SECURITIES FUND --     ALLOCATION FUND --        SECURITIES FUND --
                                   CLASS 2 SHARES          CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES
                             --------------------------  ------------------  ------------------------  -----------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009          2008        2009      2008        2009         2008        2009         2008
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 39,218,165    30,157,028      (958)   14,655      662,313      805,325     188,467      527,241
 Net realized gain
   (loss) on investments....  (40,530,648)  (53,407,215)  (28,834)  (85,610) (10,103,364) (16,004,446)   (316,358)  (3,610,615)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  183,573,163  (253,912,898)  120,207  (214,052)  39,580,683  (53,184,714) 16,961,715   (8,945,284)
 Capital gain
   distribution.............           --    10,998,392        --    27,913           --    3,402,349          --      810,164
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  182,260,680  (266,164,693)   90,415  (257,094)  30,139,632  (64,981,486) 16,833,824  (11,218,494)
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    4,630,551   175,549,625        --     5,268    1,365,361   84,958,277   9,646,791    6,751,368
 Death benefits.............     (619,596)     (642,151)       --        --     (256,798)     (92,428)    (87,433)    (104,516)
 Surrenders.................  (39,210,491)  (41,706,343)  (25,574) (111,079)  (4,824,405)  (4,637,252) (3,651,815)  (2,399,563)
 Administrative expenses....   (1,562,620)   (1,037,518)   (1,003)   (1,558)    (625,005)    (473,660)   (318,605)     (93,655)
 Capital contribution
   (withdrawal).............           --            --        --        --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (62,017,484)  (22,214,027)  (79,833)   12,705  (17,154,595)  31,553,109   1,408,958   37,090,227
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (98,779,640)  109,949,586  (106,410)  (94,664) (21,495,442) 111,308,046   6,997,896   41,243,861
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................   83,481,040  (156,215,107)  (15,995) (351,758)   8,644,190   46,326,560  23,831,720   30,025,367
Net assets at beginning
 of year....................  613,810,904   770,026,011   420,907   772,665  119,561,818   73,235,258  62,753,680   32,728,313
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
Net assets at end of year... $697,291,944   613,810,904   404,912   420,907  128,206,008  119,561,818  86,585,400   62,753,680
                             ============  ============  ========  ========  ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............   51,628,122    78,143,644   248,745   129,080   16,534,003   25,402,362   9,805,010    9,397,653
 Units redeemed.............  (63,009,798)  (65,505,199) (261,996) (137,021) (19,623,824) (13,500,734) (8,582,574)  (3,060,574)
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (11,381,676)   12,638,445   (13,251)   (7,941)  (3,089,821)  11,901,628   1,222,436    6,337,079
                             ============  ============  ========  ========  ===========  ===========  ==========  ===========

                             ------------------------

                                TEMPLETON FOREIGN
                                SECURITIES FUND --
                                  CLASS 1 SHARES
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    215,181      324,630
 Net realized gain
   (loss) on investments.... (1,395,678)  (1,147,216)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  3,688,400   (8,140,789)
 Capital gain
   distribution.............    401,597    1,356,102
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,909,500   (7,607,273)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    107,094      115,992
 Death benefits.............      5,964     (160,090)
 Surrenders................. (1,184,256)  (3,812,974)
 Administrative expenses....    (19,024)     (20,947)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    729,924   (1,098,292)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (360,298)  (4,976,311)
                             ----------  -----------
Increase (decrease) in
 net assets.................  2,549,202  (12,583,584)
Net assets at beginning
 of year....................  9,297,622   21,881,206
                             ----------  -----------
Net assets at end of year... 11,846,824    9,297,622
                             ==========  ===========
Change in units (note 5):
 Units purchased............    266,810      435,325
 Units redeemed.............   (327,683)    (835,638)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (60,873)    (400,313)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                                      TEMPLETON GLOBAL   TEMPLETON GLOBAL BOND
                                TEMPLETON FOREIGN     ASSET ALLOCATION        SECURITIES           TEMPLETON GROWTH
                                SECURITIES FUND --         FUND --              FUND --           SECURITIES FUND --
                                  CLASS 2 SHARES       CLASS 2 SHARES       CLASS 1 SHARES          CLASS 2 SHARES
                             -----------------------  ----------------  ----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                 2009        2008       2009     2008      2009        2008        2009        2008
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    38,011      51,946    7,309   17,060   1,083,086     211,614     195,413      72,094
 Net realized gain
   (loss) on investments....     (86,142)   (999,169) (38,880) (21,207)    122,256     317,655  (1,748,049) (2,070,299)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     598,358  (1,187,430)  45,954  (63,073)    166,579    (196,074)  4,975,952  (7,252,711)
 Capital gain
   distribution.............      93,750     303,903    1,406   20,841          --          --          --   1,007,414
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     643,977  (1,830,750)  15,789  (46,379)  1,371,921     333,195   3,423,316  (8,243,502)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          --     335,086       --       --      21,734      70,597   1,331,753   1,691,769
 Death benefits.............      (2,833)         --       --       --     (95,789)   (133,330)    (24,433)   (207,768)
 Surrenders.................    (110,130)   (222,627) (13,498) (17,998)   (601,624) (1,312,509)   (506,534)   (981,631)
 Administrative expenses....      (2,993)     (4,269)    (307)    (515)    (16,018)    (11,843)    (35,909)    (36,240)
 Capital contribution
   (withdrawal).............          --          --       --       --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (257,697)   (127,265) (25,225) (15,675)  1,524,104   1,833,499  (1,164,296) (1,245,291)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (373,653)    (19,075) (39,030) (34,188)    832,407     446,414    (399,419)   (779,161)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................     270,324  (1,849,825) (23,241) (80,567)  2,204,328     779,609   3,023,897  (9,022,663)
Net assets at beginning
 of year....................   2,069,177   3,919,002  121,032  201,599   8,285,217   7,505,608  11,612,242  20,634,905
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 2,339,501   2,069,177   97,791  121,032  10,489,545   8,285,217  14,636,139  11,612,242
                             ===========  ==========  =======  =======  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   1,596,939     964,194        3      154     206,931     394,439   1,172,610     881,191
 Units redeemed.............  (1,635,292)   (987,791)  (2,823)  (2,134)   (154,621)   (362,700) (1,189,075)   (876,614)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (38,353)    (23,597)  (2,820)  (1,980)     52,310      31,739     (16,465)      4,577
                             ===========  ==========  =======  =======  ==========  ==========  ==========  ==========

                             GE INVESTMENTS FUNDS, INC.
                             -------------------------


                             CORE VALUE EQUITY FUND --
                                  CLASS 1 SHARES
                             -------------------------

                             --------------------------
                                2009          2008
                             ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (67,693)      (99,629)
 Net realized gain
   (loss) on investments.... (1,580,892)     (828,589)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  5,364,788   (10,137,966)
 Capital gain
   distribution.............         --       570,962
                             ----------   -----------
    Increase (decrease)
     in net assets from
     operations.............  3,716,203   (10,495,222)
                             ----------   -----------
From capital
 transactions (note 4):
 Net premiums...............    183,681       545,820
 Death benefits.............   (185,993)     (221,447)
 Surrenders................. (2,067,339)   (3,303,598)
 Administrative expenses....    (46,851)      (66,667)
 Capital contribution
   (withdrawal).............         --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (627,788)   (2,578,149)
                             ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,744,290)   (5,624,041)
                             ----------   -----------
Increase (decrease) in
 net assets.................    971,913   (16,119,263)
Net assets at beginning
 of year.................... 18,360,070    34,479,333
                             ----------   -----------
Net assets at end of year... 19,331,983    18,360,070
                             ==========   ===========
Change in units (note 5):
 Units purchased............    132,528       352,672
 Units redeemed.............   (444,736)     (868,755)
                             ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (312,208)     (516,083)
                             ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     ----------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL                MID-CAP
                           INCOME FUND --            EQUITY FUND --            EQUITY FUND --
                           CLASS 1 SHARES            CLASS 1 SHARES            CLASS 1 SHARES            MONEY MARKET FUND
                     -------------------------  -----------------------  -------------------------  --------------------------
                                                                           YEAR ENDED DECEMBER 31,
                     ----------------------------------------------------------------------------------------------------------
                         2009          2008        2009         2008         2009         2008          2009          2008
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........ $  1,391,599    2,517,131      38,999      858,535     (970,572)   (1,769,735)   (4,564,869)    2,377,055
 Net realized
   gain (loss)
   on investments...   (2,740,913)  (3,462,343) (6,290,359)  (3,808,983)  (9,317,413)  (20,658,065)           --            --
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...    4,600,960   (4,222,905)  9,811,898  (31,025,442)  35,340,909   (41,689,484)            2            (4)
 Capital gain
   distribution.....           --           --          --   14,478,593           --     1,401,849            --            --
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
    Increase
     (decrease)
     in net
     assets from
     operations.....    3,251,646   (5,168,117)  3,560,538  (19,497,297)  25,052,924   (62,715,435)   (4,564,867)    2,377,051
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
From capital
 transactions
 (note 4):
 Net premiums.......       77,891    2,608,947      86,209      156,836      346,731    11,273,409    46,792,682   134,379,293
 Death benefits.....     (384,767)  (1,068,280)   (200,444)    (383,923)    (696,703)   (1,284,596)  (78,747,064)  (95,415,227)
 Surrenders.........   (8,911,492) (14,113,667) (1,990,122)  (6,217,230) (10,382,382)  (20,408,976) (151,454,880) (209,582,975)
 Administrative
   expenses.........     (123,413)    (139,437)    (26,153)     (37,289)    (171,461)     (251,023)   (1,002,030)     (799,809)
 Capital
   contribution
   (withdrawal).....           --           --          --  (20,706,465)          --            --            --            --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....   (2,802,073)  (5,150,734) (1,084,845)  (6,206,698)  (4,800,270)  (26,832,596)  (35,792,053)  353,541,536
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...  (12,143,854) (17,863,171) (3,215,355) (33,394,769) (15,704,085)  (37,503,782) (220,203,345)  182,122,818
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
Increase
 (decrease) in
 net assets.........   (8,892,208) (23,031,288)    345,183  (52,892,066)   9,348,839  (100,219,217) (224,768,212)  184,499,869
Net assets at
 beginning of
 year...............   62,744,880   85,776,168  16,184,584   69,076,650   74,090,009   174,309,226   491,437,005   306,937,136
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
Net assets at
 end of year........ $ 53,852,672   62,744,880  16,529,767   16,184,584   83,438,848    74,090,009   266,668,793   491,437,005
                     ============  ===========  ==========  ===========  ===========  ============  ============  ============
Change in units
 (note 5):
 Units purchased....      571,859    2,189,286     129,144    1,434,959      630,566     5,362,375    40,383,430   100,577,523
 Units redeemed.....   (1,577,752)  (3,613,511)   (421,427)  (2,212,526)  (1,781,366)   (8,328,743)  (59,174,217)  (85,222,400)
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........   (1,005,893)  (1,424,225)   (292,283)    (777,567)  (1,150,800)   (2,966,368)  (18,790,787)   15,355,123
                     ============  ===========  ==========  ===========  ===========  ============  ============  ============

                     ------------------------

                      PREMIER GROWTH EQUITY
                      FUND -- CLASS 1 SHARES
                     -----------------------

                     ------------------------
                        2009         2008
                     ----------  -----------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........   (476,243)    (673,871)
 Net realized
   gain (loss)
   on investments... (3,398,096)    (572,155)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments... 16,220,171  (26,441,312)
 Capital gain
   distribution.....         --    2,416,965
                     ----------  -----------
    Increase
     (decrease)
     in net
     assets from
     operations..... 12,345,832  (25,270,373)
                     ----------  -----------
From capital
 transactions
 (note 4):
 Net premiums.......    175,904      630,442
 Death benefits.....   (484,410)    (626,044)
 Surrenders......... (5,027,066)  (9,290,129)
 Administrative
   expenses.........    (99,304)    (130,129)
 Capital
   contribution
   (withdrawal).....         --           --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net.... (2,444,074)  (3,956,440)
                     ----------  -----------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions... (7,878,950) (13,372,300)
                     ----------  -----------
Increase
 (decrease) in
 net assets.........  4,466,882  (38,642,673)
Net assets at
 beginning of
 year............... 38,717,742   77,360,415
                     ----------  -----------
Net assets at
 end of year........ 43,184,624   38,717,742
                     ==========  ===========
Change in units
 (note 5):
 Units purchased....    302,935      818,522
 Units redeemed..... (1,322,409)  (2,208,295)
                     ----------  -----------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners........... (1,019,474)  (1,389,773)
                     ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     ------------------------------------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES                              SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --
                       FUND -- CLASS 1 SHARES     S&P 500(R) INDEX FUND         CLASS 1 SHARES             CLASS 1 SHARES
                     -------------------------  -------------------------  -----------------------  ----------------------------
                                                                              YEAR ENDED DECEMBER 31,
                     ------------------------------------------------------------------------------------------------------------
                         2009          2008         2009         2008         2009         2008          2009           2008
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........ $  1,780,081    2,461,293    1,084,797       923,077    (688,297)    (810,080)    (1,186,527)     2,929,532
 Net realized
   gain (loss)
   on investments...  (15,053,128) (26,688,250) (14,018,910)  (15,015,998) (8,903,578) (11,464,699)   (37,703,331)   (15,429,240)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   29,567,679   (2,647,135)  50,841,737  (122,945,610) 21,062,917  (20,245,496)   214,860,526   (431,668,518)
 Capital gain
   distribution.....           --           --           --       981,110          --      343,429             --      5,179,689
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     operations.....   16,294,632  (26,874,092)  37,907,624  (136,057,421) 11,471,042  (32,176,846)   175,970,668   (438,988,537)
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    2,331,963    2,973,069      548,936    20,754,586     597,075      788,211     26,858,186     38,164,786
 Death benefits.....     (339,432)  (1,439,031)  (1,521,053)   (3,024,224)   (318,943)    (601,667)    (1,834,270)    (2,388,906)
 Surrenders.........   (4,866,995) (11,539,145) (19,333,406)  (44,891,059) (5,185,214) (10,763,266)   (90,489,455)  (127,170,208)
 Administrative
   expenses.........     (148,928)    (123,163)    (391,182)     (545,102)   (103,333)    (150,403)      (845,480)    (1,146,452)
 Capital
   contribution
   (withdrawal).....           --           --           --            --          --           --             --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....   (5,073,749)   2,776,987   (7,033,601)  (34,604,849) (3,231,456)  (5,854,098)    33,789,169     14,830,565
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...   (8,097,141)  (7,351,283) (27,730,306)  (62,310,648) (8,241,871) (16,581,223)   (32,521,850)   (77,710,215)
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
Increase
 (decrease) in
 net assets.........    8,197,491  (34,225,375)  10,177,318  (198,368,069)  3,229,171  (48,758,069)   143,448,818   (516,698,752)
Net assets at
 beginning of
 year...............   52,712,015   86,937,390  178,731,037   377,099,106  45,524,608   94,282,677    963,290,261  1,479,989,013
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
Net assets at
 end of year........ $ 60,909,506   52,712,015  188,908,355   178,731,037  48,753,779   45,524,608  1,106,739,079    963,290,261
                     ============  ===========  ===========  ============  ==========  ===========  =============  =============
Change in units
 (note 5):
 Units purchased....    3,248,305    3,295,693    2,126,211    10,618,680     683,964    1,860,826     17,242,243     18,651,727
 Units redeemed.....   (3,555,671)  (2,303,316)  (5,153,353)  (16,515,441) (1,396,450)  (3,009,087)   (20,321,461)   (24,878,955)
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........     (307,366)     992,377   (3,027,142)   (5,896,761)   (712,486)  (1,148,261)    (3,079,218)    (6,227,228)
                     ============  ===========  ===========  ============  ==========  ===========  =============  =============

                     -----------------------------
                         TOTAL RETURN FUND --
                            CLASS 3 SHARES
                     ----------------------------

                     -----------------------------
                          2009           2008
                     -------------  -------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........    (5,376,965)     1,843,015
 Net realized
   gain (loss)
   on investments...   (39,977,201)   (57,669,304)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   222,534,780   (347,334,476)
 Capital gain
   distribution.....            --      5,177,828
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     operations.....   177,180,614   (397,982,937)
                     -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    75,905,569    413,211,761
 Death benefits.....      (996,046)      (775,070)
 Surrenders.........   (51,258,063)   (43,777,049)
 Administrative
   expenses.........    (3,223,219)    (1,718,054)
 Capital
   contribution
   (withdrawal).....            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....       257,896    (30,012,284)
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...    20,686,137    336,929,304
                     -------------  -------------
Increase
 (decrease) in
 net assets.........   197,866,751    (61,053,633)
Net assets at
 beginning of
 year...............   962,210,941  1,023,264,574
                     -------------  -------------
Net assets at
 end of year........ 1,160,077,692    962,210,941
                     =============  =============
Change in units
 (note 5):
 Units purchased....    81,456,038    114,238,926
 Units redeemed.....   (78,381,599)   (77,780,794)
                     -------------  -------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........     3,074,439     36,458,132
                     =============  =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  GE INVESTMENTS
                                    FUNDS, INC.
                                    (CONTINUED)
                             ------------------------  --------------------------
                                                            GENWORTH CALAMOS
                                U.S. EQUITY FUND --          GROWTH FUND --
                                  CLASS 1 SHARES             SERVICE SHARES
                             ------------------------  -------------------------
                                                                    PERIOD FROM
                                   YEAR ENDED DECEMBER 31,        SEPTEMBER 08 TO
                             -----------------------------------   DECEMBER 31,
                                 2009         2008        2009         2008
                             -----------  -----------  ---------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (129,947)      23,691    (24,971)         (547)
 Net realized gain
   (loss) on investments....  (3,023,919)  (2,235,707)   162,271          (341)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  11,919,287  (20,719,984) 2,193,139    (1,761,776)
 Capital gain
   distribution.............          --      361,317         --            --
                             -----------  -----------  ---------    ----------
    Increase (decrease)
     in net assets from
     operations.............   8,765,421  (22,570,683) 2,330,439    (1,762,664)
                             -----------  -----------  ---------    ----------
From capital
 transactions (note 4):
 Net premiums...............     571,829      471,244    697,717       203,462
 Death benefits.............    (336,790)    (801,350)        --            --
 Surrenders.................  (4,196,577)  (8,577,599)   (78,855)           --
 Administrative expenses....     (79,192)    (103,726)    (8,326)          (60)
 Capital contribution
   (withdrawal).............          --           --         --     5,000,000
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,310,829)  (4,950,776) 1,035,269       132,673
                             -----------  -----------  ---------    ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (5,351,559) (13,962,207) 1,645,805     5,336,075
                             -----------  -----------  ---------    ----------
Increase (decrease) in
 net assets.................   3,413,862  (36,532,890) 3,976,244     3,573,411
Net assets at beginning
 of year....................  33,569,233   70,102,123  3,573,411            --
                             -----------  -----------  ---------    ----------
Net assets at end of year... $36,983,095   33,569,233  7,549,655     3,573,411
                             ===========  ===========  =========    ==========
Change in units (note 5):
 Units purchased............     366,530      691,527    434,649        52,638
 Units redeemed.............    (991,981)  (2,014,672)  (205,238)         (601)
                             -----------  -----------  ---------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (625,451)  (1,323,145)   229,411        52,037
                             ===========  ===========  =========    ==========


                                           GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------------------------------------------------
                                  GENWORTH COLUMBIA            GENWORTH DAVIS NY           GENWORTH EATON VANCE
                                MID CAP VALUE FUND --           VENTURE FUND --          LARGE CAP VALUE FUND --
                                    SERVICE SHARES               SERVICE SHARES               SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (190,039)       47,025       (28,735)         6,198       (228,526)       61,516
 Net realized gain
   (loss) on investments....   1,203,064       (76,799)       95,044         (4,184)     1,505,812       146,523
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,049,745    (1,140,608)    1,559,352       (875,194)     8,749,930     1,192,928
 Capital gain
   distribution.............          --            --            --             --             --            --
                              ----------    ----------     ---------      ---------     ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............   7,062,770    (1,170,382)    1,625,661       (873,180)    10,027,216     1,400,967
                              ----------    ----------     ---------      ---------     ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............   3,137,960     1,835,345     3,024,708        509,432      8,681,947     4,971,394
 Death benefits.............     (17,794)       (1,402)           --             --        (44,272)       (3,762)
 Surrenders.................  (1,074,246)     (161,841)     (257,648)            --     (2,756,496)     (435,359)
 Administrative expenses....    (104,316)      (13,612)      (17,423)           (78)      (285,610)      (38,820)
 Capital contribution
   (withdrawal).............      18,201     3,000,000         6,011      3,000,000         29,852     3,000,000
 Transfers between
   subaccounts
   (including fixed
   account), net............    (897,836)   16,804,536         7,224        505,489      4,864,416    41,093,104
                              ----------    ----------     ---------      ---------     ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions...   1,061,969    21,463,026     2,762,872      4,014,843     10,489,837    48,586,557
                              ----------    ----------     ---------      ---------     ----------    ----------
Increase (decrease) in
 net assets.................   8,124,739    20,292,644     4,388,533      3,141,663     20,517,053    49,987,524
Net assets at beginning
 of year....................  20,292,644            --     3,141,663             --     49,987,524            --
                              ----------    ----------     ---------      ---------     ----------    ----------
Net assets at end of year...  28,417,383    20,292,644     7,530,196      3,141,663     70,504,577    49,987,524
                              ==========    ==========     =========      =========     ==========    ==========
Change in units (note 5):
 Units purchased............   3,950,072     3,370,636       610,763        147,572      9,341,135     7,769,513
 Units redeemed.............  (3,713,254)     (589,981)     (229,955)        (7,059)    (7,791,895)   (1,484,612)
                              ----------    ----------     ---------      ---------     ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     236,818     2,780,655       380,808        140,513      1,549,240     6,284,901
                              ==========    ==========     =========      =========     ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           ----------------------------

                                              GENWORTH GOLDMAN SACHS
                                             ENHANCED CORE BOND INDEX
                                              FUND -- SERVICE SHARES
                                           ---------------------------
                                                          PERIOD FROM
                                            YEAR ENDED  SEPTEMBER 08 TO
                                           DECEMBER 31,  DECEMBER 31,
                                               2009          2008
                                           ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 2,566,667       158,191
 Net realized gain (loss) on investments..   1,585,584       250,883
 Change in unrealized appreciation
   (depreciation) on investments..........    (542,600)    2,419,129
 Capital gain distribution................      36,883            --
                                           -----------    ----------
    Increase (decrease) in net assets
     from operations......................   3,646,534     2,828,203
                                           -----------    ----------
From capital transactions (note 4):
 Net premiums.............................   9,798,940     5,753,714
 Death benefits...........................     (49,845)       (3,911)
 Surrenders...............................  (3,170,391)     (491,499)
 Administrative expenses..................    (300,466)      (38,146)
 Capital contribution (withdrawal)........    (100,718)       72,193
 Transfers between subaccounts
   (including fixed account), net.........  12,956,216    39,050,790
                                           -----------    ----------
    Increase (decrease) in net assets
     from capital transactions............  19,133,736    44,343,141
                                           -----------    ----------
Increase (decrease) in net assets.........  22,780,270    47,171,344
Net assets at beginning of year...........  47,171,344            --
                                           -----------    ----------
Net assets at end of year................. $69,951,614    47,171,344
                                           ===========    ==========
Change in units (note 5):
 Units purchased..........................   7,201,556     5,756,079
 Units redeemed...........................  (5,451,709)   (1,304,295)
                                           -----------    ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................   1,749,847     4,451,784
                                           ===========    ==========

                                                              GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                           ---------------------------------------------------------------------- ---------------
                                               GENWORTH LEGG MASON                                         GENWORTH PUTNAM
                                              CLEARBRIDGE AGGRESSIVE           GENWORTH PIMCO           INTERNATIONAL CAPITAL
                                                  GROWTH FUND --             STOCKSPLUS FUND --         OPPORTUNITIES FUND --
                                                  SERVICE SHARES               SERVICE SHARES               SERVICE SHARES
                                           ---------------------------  ---------------------------  ---------------------------
                                                          PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                                            YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                           DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                               2009          2008           2009          2008           2009          2008
                                           ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  (1,188,379)     (155,299)     7,967,170     2,469,911      3,283,864       (65,617)
 Net realized gain (loss) on investments..   5,160,232       370,194      4,912,044       155,185      3,570,656        93,486
 Change in unrealized appreciation
   (depreciation) on investments..........  16,671,148     3,066,610     17,319,655    (5,096,069)     5,760,167       (50,112)
 Capital gain distribution................          --            --      5,850,972     3,616,731          9,432            --
                                            ----------    ----------    -----------    ----------     ----------    ----------
    Increase (decrease) in net assets
     from operations......................  20,643,001     3,281,505     36,049,841     1,145,758     12,624,119       (22,243)
                                            ----------    ----------    -----------    ----------     ----------    ----------
From capital transactions (note 4):
 Net premiums.............................  10,019,083     5,818,529     13,878,432     7,855,386      3,920,409     2,125,616
 Death benefits...........................     (54,615)       (4,650)       (74,533)       (5,961)       (19,726)       (1,563)
 Surrenders...............................  (3,313,010)     (518,792)    (4,479,819)     (693,131)    (1,241,792)     (183,050)
 Administrative expenses..................    (339,167)      (46,147)      (468,023)      (62,154)      (128,873)      (16,797)
 Capital contribution (withdrawal)........     (53,369)    3,000,000     (5,293,419)    5,000,000     (1,707,841)    5,000,000
 Transfers between subaccounts
   (including fixed account), net.........  (2,334,400)   48,096,630    (11,450,858)   67,135,187     (2,684,047)   16,973,876
                                            ----------    ----------    -----------    ----------     ----------    ----------
    Increase (decrease) in net assets
     from capital transactions............   3,924,522    56,345,570     (7,888,220)   79,229,327     (1,861,870)   23,898,082
                                            ----------    ----------    -----------    ----------     ----------    ----------
Increase (decrease) in net assets.........  24,567,523    59,627,075     28,161,621    80,375,085     10,762,249    23,875,839
Net assets at beginning of year...........  59,627,075            --     80,375,085            --     23,875,839            --
                                            ----------    ----------    -----------    ----------     ----------    ----------
Net assets at end of year.................  84,194,598    59,627,075    108,536,706    80,375,085     34,638,088    23,875,839
                                            ==========    ==========    ===========    ==========     ==========    ==========
Change in units (note 5):
 Units purchased..........................   9,911,527     9,616,445     13,029,727    12,983,067      3,683,572     3,740,809
 Units redeemed...........................  (9,298,438)   (1,922,894)   (13,144,747)   (2,383,327)    (3,689,973)     (753,203)
                                            ----------    ----------    -----------    ----------     ----------    ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................     613,089     7,693,551       (115,020)   10,599,740         (6,401)    2,987,606
                                            ==========    ==========    ===========    ==========     ==========    ==========

                                           -----------------------------

                                                GENWORTH THORNBURG
                                           INTERNATIONAL VALUE FUND --
                                                  SERVICE SHARES
                                           ---------------------------
                                                          PERIOD FROM
                                            YEAR ENDED  SEPTEMBER 08 TO
                                           DECEMBER 31,  DECEMBER 31,
                                               2009          2008
                                           ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (401,371)       14,966
 Net realized gain (loss) on investments..   1,383,326       133,572
 Change in unrealized appreciation
   (depreciation) on investments..........   6,174,226       (67,182)
 Capital gain distribution................          --            --
                                            ----------    ----------
    Increase (decrease) in net assets
     from operations......................   7,156,181        81,356
                                            ----------    ----------
From capital transactions (note 4):
 Net premiums.............................   3,644,422     1,937,742
 Death benefits...........................     (17,666)       (1,566)
 Surrenders...............................  (1,090,144)     (168,165)
 Administrative expenses..................    (109,394)      (14,172)
 Capital contribution (withdrawal)........  (2,236,818)    5,000,000
 Transfers between subaccounts
   (including fixed account), net.........     963,309    15,039,691
                                            ----------    ----------
    Increase (decrease) in net assets
     from capital transactions............   1,153,709    21,793,530
                                            ----------    ----------
Increase (decrease) in net assets.........   8,309,890    21,874,886
Net assets at beginning of year...........  21,874,886            --
                                            ----------    ----------
Net assets at end of year.................  30,184,776    21,874,886
                                            ==========    ==========
Change in units (note 5):
 Units purchased..........................   3,454,224     3,001,209
 Units redeemed...........................  (3,032,927)     (628,988)
                                            ----------    ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................     421,297     2,372,221
                                            ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                             --------------------------------------------------  -------------------------
                               GOLDMAN SACHS GROWTH      GOLDMAN SACHS MID CAP
                                  AND INCOME FUND             VALUE FUND          JPMORGAN BOND PORTFOLIO
                             ------------------------  ------------------------  ------------------------
                                                                                 PERIOD FROM
                                           YEAR ENDED DECEMBER 31,               JANUARY 1 TO  YEAR ENDED
                             --------------------------------------------------   APRIL 27,   DECEMBER 31,
                                 2009         2008         2009         2008         2009         2008
                             -----------  -----------  -----------  -----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    31,550       45,607      144,765     (600,009)     17,345      21,554
 Net realized gain
   (loss) on investments....  (1,859,265)  (2,489,796) (10,888,214) (11,791,902)   (110,745)     (7,673)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   3,763,478   (6,847,299)  27,523,149  (33,163,905)     88,262     (70,975)
 Capital gain
   distribution.............          --        1,917           --      169,680          --          --
                             -----------  -----------  -----------  -----------    --------     -------
    Increase (decrease)
     in net assets from
     operations.............   1,935,763   (9,289,571)  16,779,700  (45,386,136)     (5,138)    (57,094)
                             -----------  -----------  -----------  -----------    --------     -------
From capital
 transactions (note 4):
 Net premiums...............       9,716       18,925       60,274      192,375          --          --
 Death benefits.............    (297,971)    (386,162)    (596,197)  (1,301,830)         --          --
 Surrenders.................  (1,376,947)  (6,132,654)  (7,068,366) (20,373,116)    (13,469)     (8,940)
 Administrative expenses....     (23,814)     (31,883)    (106,997)    (135,124)       (399)       (944)
 Capital contribution
   (withdrawal).............          --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (718,459)  (3,485,528)  (7,302,229) (14,809,005)   (259,573)     18,688
                             -----------  -----------  -----------  -----------    --------     -------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,407,475) (10,017,302) (15,013,515) (36,426,700)   (273,441)      8,804
                             -----------  -----------  -----------  -----------    --------     -------
Increase (decrease) in
 net assets.................    (471,712) (19,306,873)   1,766,185  (81,812,836)   (278,579)    (48,290)
Net assets at beginning
 of year....................  14,264,320   33,571,193   65,456,715  147,269,551     278,579     326,869
                             -----------  -----------  -----------  -----------    --------     -------
Net assets at end of year... $13,792,608   14,264,320   67,222,900   65,456,715          --     278,579
                             ===========  ===========  ===========  ===========    ========     =======
Change in units (note 5):
 Units purchased............     167,683      557,224      373,322      964,135         541       5,050
 Units redeemed.............    (465,702)  (1,451,324)  (1,384,201)  (2,765,033)    (32,166)     (4,195)
                             -----------  -----------  -----------  -----------    --------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (298,019)    (894,100)  (1,010,879)  (1,800,898)    (31,625)        855
                             ===========  ===========  ===========  ===========    ========     =======

                             J.P. MORGAN SERIES TRUST II
                             ---------------------------------------------------
                              JPMORGAN INTERNATIONAL    JPMORGAN MID CAP VALUE
                                 EQUITY PORTFOLIO              PORTFOLIO
                             ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                              APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31,
                                 2009         2008         2009         2008
                             ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     3,629         (277)        2,479        (433)
 Net realized gain
   (loss) on investments....   (57,598)      (2,952)      (70,700)     (7,370)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    46,730      (70,133)       64,735     (71,302)
 Capital gain
   distribution.............     4,021       16,773           281      12,570
                               -------      -------      --------     -------
    Increase (decrease)
     in net assets from
     operations.............    (3,218)     (56,589)       (3,205)    (66,535)
                               -------      -------      --------     -------
From capital
 transactions (note 4):
 Net premiums...............        --           --            --         660
 Death benefits.............        --           --            --          --
 Surrenders.................      (691)      (2,401)       (1,266)     (4,867)
 Administrative expenses....       (51)        (401)          (92)       (575)
 Capital contribution
   (withdrawal).............        --           --            --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (87,467)      25,299      (124,552)     (7,073)
                               -------      -------      --------     -------
    Increase (decrease)
     in net assets from
     capital transactions...   (88,209)      22,497      (125,910)    (11,855)
                               -------      -------      --------     -------
Increase (decrease) in
 net assets.................   (91,427)     (34,092)     (129,115)    (78,390)
Net assets at beginning
 of year....................    91,427      125,519       129,115     207,505
                               -------      -------      --------     -------
Net assets at end of year...        --       91,427            --     129,115
                               =======      =======      ========     =======
Change in units (note 5):
 Units purchased............     1,461        4,364           926       2,890
 Units redeemed.............   (12,547)      (1,989)      (14,231)     (3,306)
                               -------      -------      --------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (11,086)       2,375       (13,305)       (416)
                               =======      =======      ========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                J.P. MORGAN SERIES TRUST II (CONTINUED)
                             ---------------------------------------------



                                                          JPMORGAN U.S.
                                  JPMORGAN SMALL          LARGE CAP CORE
                                 COMPANY PORTFOLIO       EQUITY PORTFOLIO
                             ------------------------  -------------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO
                              APRIL 27,   DECEMBER 31,  APRIL 27,   -------
                                 2009         2008         2009      2008
                             ------------ ------------ ------------ ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $     20         193          134       (10)
 Net realized gain
   (loss) on investments....    (13,070)       (866)      (3,360)      (26)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     11,722      (9,382)       3,125    (3,535)
 Capital gain
   distribution.............        256       1,823           --        --
                               --------     -------       ------    ------
    Increase (decrease)
     in net assets from
     operations.............     (1,072)     (8,232)        (101)   (3,571)
                               --------     -------       ------    ------
From capital
 transactions (note 4):
 Net premiums...............         --          --           --        --
 Death benefits.............         --          --           --        --
 Surrenders.................       (106)       (893)          --       (39)
 Administrative expenses....        (10)        (39)          (7)      (13)
 Capital contribution
   (withdrawal).............         --          --           --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (15,060)     (1,513)      (6,521)       --
                               --------     -------       ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...    (15,176)     (2,445)      (6,528)      (52)
                               --------     -------       ------    ------
Increase (decrease) in
 net assets.................    (16,248)    (10,677)      (6,629)   (3,623)
Net assets at beginning
 of year....................     16,248      26,925        6,629    10,252
                               --------     -------       ------    ------
Net assets at end of year...   $     --      16,248           --     6,629
                               ========     =======       ======    ======
Change in units (note 5):
 Units purchased............         --          94           --        --
 Units redeemed.............     (1,367)       (245)        (679)       (4)
                               --------     -------       ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (1,367)       (151)        (679)       (4)
                               ========     =======       ======    ======

                                              JPMORGAN INSURANCE TRUST
                             ----------------------------------------------------------
                                                                           JPMORGAN
                                 JPMORGAN                              INSURANCE TRUST
                              INSURANCE TRUST                          DIVERSIFIED MID
                                 BALANCED        JPMORGAN INSURANCE       CAP GROWTH
                               PORTFOLIO --       TRUST CORE BOND        PORTFOLIO --
                                  CLASS 1       PORTFOLIO -- CLASS 1       CLASS 1
                             ----------------  ---------------------  -----------------

                                            YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------
                               2009     2008      2009        2008      2009      2008
                             -------  -------  ----------  ---------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   2,540     (330)     94,719     90,075    (6,100)    (167)
 Net realized gain
   (loss) on investments....  (1,512)    (146)    (48,385)   (39,357)   52,730       74
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  28,764  (11,925)    182,257    (72,817)   62,471    5,804
 Capital gain
   distribution.............      --       --          --         --        --    1,478
                             -------  -------  ----------  ---------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............  29,792  (12,401)    228,591    (22,099)  109,101    7,189
                             -------  -------  ----------  ---------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       --          --    182,739        --    2,559
 Death benefits.............      --       --      (2,710)        --      (618)      --
 Surrenders.................  (6,957)  (6,401)   (264,352)  (196,637)  (20,377)  (3,246)
 Administrative expenses....     (23)     (20)     (5,471)    (3,296)     (285)     (91)
 Capital contribution
   (withdrawal).............      --       --          --         --        --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  39,130   73,899   2,139,069   (523,881)  (41,216) 282,294
                             -------  -------  ----------  ---------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  32,150   67,478   1,866,536   (541,075)  (62,496) 281,516
                             -------  -------  ----------  ---------  --------  -------
Increase (decrease) in
 net assets.................  61,942   55,077   2,095,127   (563,174)   46,605  288,705
Net assets at beginning
 of year....................  55,077       --   1,757,583  2,320,757   304,300   15,595
                             -------  -------  ----------  ---------  --------  -------
Net assets at end of year... 117,019   55,077   3,852,710  1,757,583   350,905  304,300
                             =======  =======  ==========  =========  ========  =======
Change in units (note 5):
 Units purchased............   5,807    7,337   1,395,990    578,830   194,557   66,425
 Units redeemed.............    (982)    (747) (1,228,674)  (630,225) (203,117) (19,633)
                             -------  -------  ----------  ---------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   4,825    6,590     167,316    (51,395)   (8,560)  46,792
                             =======  =======  ==========  =========  ========  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------

                                   JPMORGAN
                               INSURANCE TRUST
                                 EQUITY INDEX
                             PORTFOLIO -- CLASS 1
                             -------------------
                                  YEAR ENDED
                                 DECEMBER 31,
                             -------------------
                                2009      2008
                             ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   4,797      (273)
 Net realized gain
   (loss) on investments....    19,395  (102,247)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   140,896  (133,555)
 Capital gain
   distribution.............        --        --
                             ---------  --------
    Increase (decrease)
     in net assets from
     operations.............   165,088  (236,075)
                             ---------  --------
From capital
 transactions (note 4):
 Net premiums...............        --    75,390
 Death benefits.............    (1,206)       --
 Surrenders.................   (31,989)  (29,128)
 Administrative expenses....      (908)     (487)
 Capital contribution
   (withdrawal).............        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    31,782   224,177
                             ---------  --------
    Increase (decrease)
     in net assets from
     capital transactions...    (2,321)  269,952
                             ---------  --------
Increase (decrease) in
 net assets.................   162,767    33,877
Net assets at beginning
 of year....................   607,348   573,471
                             ---------  --------
Net assets at end of year... $ 770,115   607,348
                             =========  ========
Change in units (note 5):
 Units purchased............   507,404   239,413
 Units redeemed.............  (505,552) (202,480)
                             ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     1,852    36,933
                             =========  ========

                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                                                                     JPMORGAN
                                JPMORGAN INSURANCE                              JPMORGAN          INSURANCE TRUST
                               TRUST GOVERNMENT BOND   JPMORGAN INSURANCE    INSURANCE TRUST     INTREPID MID CAP
                                   PORTFOLIO --        TRUST INTERNATIONAL   INTREPID GROWTH       PORTFOLIO --
                                      CLASS 1           EQUITY PORTFOLIO   PORTFOLIO -- CLASS 1       CLASS 1
                             ------------------------  ------------------- ------------------   ------------------
                             PERIOD FROM                   PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED      APRIL 27 TO             YEAR ENDED DECEMBER 31,
                              APRIL 27,   DECEMBER 31,    DECEMBER 31,     --------------------------------------
                                 2009         2008            2009           2009       2008      2009      2008
                             ------------ ------------ ------------------- --------   --------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     116,525      73,669             198         (9,093)    (8,647)   (1,108)   (1,705)
 Net realized gain
   (loss) on investments....     (52,549)     30,996           8,437         34,059   (158,124)    5,204  (288,571)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (93,162)     35,169          22,178        209,008   (253,627)   92,594  (103,284)
 Capital gain
   distribution.............      28,778          --              --             --         --        --    55,326
                              ----------   ---------         -------       --------   --------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............        (408)    139,834          30,813        233,974   (420,398)   96,690  (338,234)
                              ----------   ---------         -------       --------   --------  --------  --------
From capital
 transactions (note 4):
 Net premiums...............          --     174,927              --             --    134,129        --    92,832
 Death benefits.............          --          --              --         (1,511)        --      (618)       --
 Surrenders.................     (57,584)   (166,553)         (1,829)       (39,085)   (44,712)  (15,900)  (33,389)
 Administrative expenses....      (1,545)     (2,856)           (373)          (800)      (692)     (291)     (481)
 Capital contribution
   (withdrawal).............          --          --              --             --         --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,599,143)   (639,384)         74,757        (63,148)   171,869   (30,119) (168,594)
                              ----------   ---------         -------       --------   --------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,658,272)   (633,866)         72,555       (104,544)   260,594   (46,928) (109,632)
                              ----------   ---------         -------       --------   --------  --------  --------
Increase (decrease) in
 net assets.................  (1,658,680)   (494,032)        103,368        129,430   (159,804)   49,762  (447,866)
Net assets at beginning
 of year....................   1,658,680   2,152,712              --        765,195    924,999   302,453   750,319
                              ----------   ---------         -------       --------   --------  --------  --------
Net assets at end of year...          --   1,658,680         103,368        894,625    765,195   352,215   302,453
                              ==========   =========         =======       ========   ========  ========  ========
Change in units (note 5):
 Units purchased............      77,989     552,691          21,947        655,460    358,564   337,052   270,122
 Units redeemed.............    (217,112)   (609,240)        (14,504)      (668,428)  (326,440) (343,137) (293,965)
                              ----------   ---------         -------       --------   --------  --------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (139,123)    (56,549)          7,443        (12,968)    32,124    (6,085)  (23,843)
                              ==========   =========         =======       ========   ========  ========  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   JPMORGAN INSURANCE TRUST (CONTINUED)                       JANUS ASPEN SERIES
                             -----------------------------------------------  --------------------------------------------------
                                               JPMORGAN
                                JPMORGAN      INSURANCE        JPMORGAN
                             INSURANCE TRUST TRUST SMALL    INSURANCE TRUST
                              MID CAP VALUE    CAP CORE       U.S. EQUITY
                              PORTFOLIO --   PORTFOLIO --    PORTFOLIO --       BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                 CLASS 1       CLASS 1          CLASS 1         INSTITUTIONAL SHARES         SERVICE SHARES
                             --------------- ------------ ------------------  ------------------------  ------------------------
                                     PERIOD FROM
                               APRIL 27 TO DECEMBER 31,                           YEAR ENDED DECEMBER 31,
                             ---------------------------  ----------------------------------------------------------------------
                                  2009           2009       2009      2008        2009         2008         2009         2008
-                            --------------- ------------ --------  --------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $ (1,638)         (131)      6,646    32,632    1,883,122    1,830,262    1,505,172    1,106,323
 Net realized gain
   (loss) on investments....       4,831           452      28,422  (152,869)    (457,150)   4,764,844     (289,138)    (703,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      31,320         4,053     193,212  (190,950)  20,452,127  (46,976,294)  25,774,390  (39,640,386)
 Capital gain
   distribution.............          --            --          --    27,755    4,710,788   11,327,007    5,507,814   10,352,033
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............      34,513         4,374     228,280  (283,432)  26,588,887  (29,054,181)  32,498,238  (28,885,854)
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............          --            --          --    99,476      119,810      342,324   12,671,849   20,132,996
 Death benefits.............          --            --      (1,510)       --   (2,178,114)  (2,076,732)    (821,768)    (209,723)
 Surrenders.................      (7,617)         (223)    (44,417)  (37,284) (15,167,831) (34,712,013) (16,555,109) (18,503,296)
 Administrative expenses....        (432)          (27)       (763)     (593)    (220,295)    (221,890)    (409,271)    (286,836)
 Capital contribution
   (withdrawal).............          --            --          --        --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     123,638        15,059     (55,756)  236,405   (1,394,556)  (6,456,719)  10,627,528     (606,742)
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     115,589        14,809    (102,446)  298,004  (18,840,986) (43,125,030)   5,513,229      526,399
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     150,102        19,183     125,834    14,572    7,747,901  (72,179,211)  38,011,467  (28,359,455)
Net assets at beginning
 of year....................          --            --     757,385   742,813  122,794,401  194,973,612  129,922,534  158,281,989
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
Net assets at end of year...    $150,102        19,183     883,219   757,385  130,542,302  122,794,401  167,934,001  129,922,534
                                ========        ======    ========  ========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      33,874         3,832     549,251   283,057      509,721      815,553    9,360,146    8,073,342
 Units redeemed.............     (22,208)       (2,348)   (560,278) (245,929)  (1,442,514)  (2,980,149)  (8,435,026)  (7,772,185)
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      11,666         1,484     (11,027)   37,128     (932,793)  (2,164,596)     925,120      301,157
                                ========        ======    ========  ========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                                                    FLEXIBLE BOND
                              ENTERPRISE PORTFOLIO --  ENTERPRISE PORTFOLIO --      PORTFOLIO --          FORTY PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES       INSTITUTIONAL SHARES     INSTITUTIONAL SHARES
                             ------------------------  ----------------------  ----------------------  -----------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009         2008        2009        2008        2009        2008        2009         2008
-                            -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (709,786)    (945,229)    (88,777)   (143,174)    757,023     647,451    (784,625)  (1,177,443)
 Net realized gain
   (loss) on investments....  (2,545,664)   1,519,819    (234,034)    526,172     166,441    (418,924)   (723,553)   8,465,398
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  21,089,401  (45,107,441)  2,355,353  (5,884,742)  1,669,788     746,261  21,287,373  (53,214,832)
 Capital gain
   distribution.............          --    4,486,409          --     560,429      20,588          --          --           --
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  17,833,951  (40,046,442)  2,032,542  (4,941,315)  2,613,840     974,788  19,779,195  (45,926,877)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      86,885      129,986       7,314      18,242      41,419      22,070     (46,513)     173,929
 Death benefits.............    (635,248)    (351,742)   (121,721)     28,682     (90,854)   (425,405)   (484,380)    (876,438)
 Surrenders.................  (4,162,947) (13,929,551)   (686,992) (1,557,557) (3,215,490) (6,019,493) (5,684,603) (16,266,553)
 Administrative expenses....    (101,278)    (114,728)     (8,079)    (15,156)    (36,431)    (31,774)   (109,292)    (125,003)
 Capital contribution
   (withdrawal).............          --           --          --          --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,235,005)  (3,442,665)   (425,407)   (627,538)  6,000,639     164,003  (1,435,669)  (2,230,314)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,047,593) (17,708,700) (1,234,885) (2,153,327)  2,699,283  (6,290,599) (7,760,457) (19,324,379)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  11,786,358  (57,755,142)    797,657  (7,094,642)  5,313,123  (5,315,811) 12,018,738  (65,251,256)
Net assets at beginning
 of year....................  45,388,735  103,143,877   5,483,815  12,578,457  21,046,575  26,362,386  49,408,176  114,659,432
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $57,175,093   45,388,735   6,281,472   5,483,815  26,359,698  21,046,575  61,426,914   49,408,176
                             ===========  ===========  ==========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     222,929      621,205      62,045     254,430     572,447     436,304     314,121    1,047,896
 Units redeemed.............    (628,867)  (1,620,464)   (322,601)   (642,951)   (423,739)   (811,710)   (821,751)  (2,132,643)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (405,938)    (999,259)   (260,556)   (388,521)    148,708    (375,406)   (507,630)  (1,084,747)
                             ===========  ===========  ==========  ==========  ==========  ==========  ==========  ===========

                             -------------------------

                                FORTY PORTFOLIO --
                                  SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2009         2008
-                            -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,568,416)  (1,430,269)
 Net realized gain
   (loss) on investments....  (2,751,890)    (486,229)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  37,241,488  (44,332,872)
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  32,921,182  (46,249,370)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............  10,474,297   35,947,358
 Death benefits.............     (65,113)    (213,468)
 Surrenders.................  (5,567,337)  (7,369,783)
 Administrative expenses....    (403,987)    (192,676)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,604,116)  20,222,133
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,166,256)  48,393,564
                             -----------  -----------
Increase (decrease) in
 net assets.................  30,754,926    2,144,194
Net assets at beginning
 of year....................  77,067,520   74,923,326
                             -----------  -----------
Net assets at end of year... 107,822,446   77,067,520
                             ===========  ===========
Change in units (note 5):
 Units purchased............  10,559,689   17,355,602
 Units redeemed............. (10,564,382) (11,747,643)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (4,693)   5,607,959
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                              GLOBAL LIFE SCIENCES      GLOBAL TECHNOLOGY
                                  PORTFOLIO --            PORTFOLIO --          JANUS PORTFOLIO --      JANUS PORTFOLIO --
                                 SERVICE SHARES          SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ----------------------  ----------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                2009        2008        2009        2008        2009         2008        2009        2008
-                            ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (89,033)   (130,080)    (91,917)   (117,130)   (528,447)    (639,536)    (65,512)    (84,736)
 Net realized gain
   (loss) on investments....    (85,744)    480,562     (23,842)    (59,164) (2,764,205)    (287,911)   (242,302)    205,989
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,363,692  (3,320,644)  2,909,110  (4,373,709) 21,233,066  (42,364,831)  1,965,707  (4,299,626)
 Capital gain
   distribution.............     95,259          --          --          --          --           --          --          --
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,284,174  (2,970,162)  2,793,351  (4,550,003) 17,940,414  (43,292,278)  1,657,893  (4,178,373)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     83,598      17,100      89,816       6,331      88,443      126,518      22,153      26,859
 Death benefits.............     (5,057)    (88,960)    (38,474)    (22,012)   (409,614)    (969,654)    (22,958)     62,930
 Surrenders.................   (512,563) (1,885,279)   (762,371) (1,426,466) (5,441,380) (15,582,954) (1,000,170) (1,706,762)
 Administrative expenses....    (12,350)    (13,768)    (13,529)    (16,495)   (124,694)    (128,845)     (9,803)    (12,433)
 Capital contribution
   (withdrawal).............         --          --          --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    695,067    (560,075)    283,357    (672,110) (1,963,358)  (3,798,253)    (76,185)   (499,125)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    248,695  (2,530,982)   (441,201) (2,130,752) (7,850,603) (20,353,188) (1,086,963) (2,128,531)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  1,532,869  (5,501,144)  2,352,150  (6,680,755) 10,089,811  (63,645,466)    570,930  (6,306,904)
Net assets at beginning
 of year....................  5,860,696  11,361,840   4,648,352  11,329,107  57,088,848  120,734,314   5,486,033  11,792,937
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $7,393,565   5,860,696   7,000,502   4,648,352  67,178,659   57,088,848   6,056,963   5,486,033
                             ==========  ==========  ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............    237,108     224,801     977,185     985,277     224,655      369,367      87,981      83,998
 Units redeemed.............   (217,435)   (465,952) (1,025,137) (1,584,337)   (920,232)  (1,883,662)   (290,492)   (411,430)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     19,673    (241,151)    (47,952)   (599,060)   (695,577)  (1,514,295)   (202,511)   (327,432)
                             ==========  ==========  ==========  ==========  ==========  ===========  ==========  ==========

                             -------------------------

                               OVERSEAS PORTFOLIO --
                               INSTITUTIONAL SHARES
                             ------------------------

                             -------------------------
                                2009         2008
-                            ----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (690,373)    1,526,264
 Net realized gain
   (loss) on investments.... (2,698,740)    8,857,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 43,788,976  (103,289,589)
 Capital gain
   distribution.............  2,181,932    16,820,834
                             ----------  ------------
    Increase (decrease)
     in net assets from
     operations............. 42,581,795   (76,084,779)
                             ----------  ------------
From capital
 transactions (note 4):
 Net premiums...............     35,848       245,092
 Death benefits.............   (941,882)     (348,896)
 Surrenders................. (7,848,214)  (22,676,621)
 Administrative expenses....   (119,182)     (137,082)
 Capital contribution
   (withdrawal).............         --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (461,260)  (11,034,633)
                             ----------  ------------
    Increase (decrease)
     in net assets from
     capital transactions... (9,334,690)  (33,952,140)
                             ----------  ------------
Increase (decrease) in
 net assets................. 33,247,105  (110,036,919)
Net assets at beginning
 of year.................... 60,693,405   170,730,324
                             ----------  ------------
Net assets at end of year... 93,940,510    60,693,405
                             ==========  ============
Change in units (note 5):
 Units purchased............    501,309     1,401,323
 Units redeemed.............   (945,276)   (2,561,506)
                             ----------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (443,967)   (1,160,183)
                             ==========  ============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                           JANUS ASPEN SERIES (CONTINUED)
                             ------------------------------------------------------------------------------------------
                                                        RESEARCH CORE
                                                         PORTFOLIO --
                               OVERSEAS PORTFOLIO --    INSTITUTIONAL    WORLDWIDE PORTFOLIO --  WORLDWIDE PORTFOLIO --
                                  SERVICE SHARES            SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ---------------  -----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                 2009         2008      2009     2008      2009         2008        2009        2008
-                            -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (168,973)     258,281     (23)     859         609     (261,591)    (20,402)    (63,576)
 Net realized gain
   (loss) on investments....     510,800    2,583,542  (9,650)    (553) (5,345,726)  (4,234,334)   (595,621)   (175,869)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   7,421,960  (21,195,717)  9,878  (14,354) 24,708,324  (51,658,241)  2,663,376  (5,960,446)
 Capital gain
   distribution.............     423,178    3,303,505      --    4,960          --           --          --          --
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   8,186,965  (15,050,389)    205   (9,088) 19,363,207  (56,154,166)  2,047,353  (6,199,891)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          --           --      --       --     109,067      110,979        (605)     12,255
 Death benefits.............     (89,369)    (183,865)     --       --  (1,098,097)    (762,032)    (23,515)    (32,270)
 Surrenders.................  (1,460,183)  (2,910,057)     --       --  (6,277,206) (17,481,409) (1,098,961) (1,687,928)
 Administrative expenses....     (36,409)     (52,368)     --       --    (117,729)    (131,568)     (9,695)    (14,525)
 Capital contribution
   (withdrawal).............          --           --      --       --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,127,414)  (1,859,987) (9,487)   4,033  (1,969,240)  (5,279,661)   (100,162)   (367,251)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,713,375)  (5,006,277) (9,487)   4,033  (9,353,205) (23,543,691) (1,232,938) (2,089,719)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   5,473,590  (20,056,666) (9,282)  (5,055) 10,010,002  (79,697,857)    814,415  (8,289,610)
Net assets at beginning
 of year....................  11,957,588   32,014,254  12,989   18,044  60,413,067  140,110,924   6,583,353  14,872,963
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
Net assets at end of year... $17,431,178   11,957,588   3,707   12,989  70,423,069   60,413,067   7,397,768   6,583,353
                             ===========  ===========  ======  =======  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      28,287       59,015      --      512     181,842      650,836     127,156     240,552
 Units redeemed.............    (255,721)    (415,529) (1,399)    (152)   (862,623)  (2,089,905)   (382,213)   (595,021)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (227,434)    (356,514) (1,399)     360    (680,781)  (1,439,069)   (255,057)   (354,469)
                             ===========  ===========  ======  =======  ==========  ===========  ==========  ==========

                               LEGG MASON PARTNERS
                              VARIABLE EQUITY TRUST
                             ----------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                                AGGRESSIVE GROWTH
                              PORTFOLIO -- CLASS II
                             ----------------------

                             -----------------------
                                2009        2008
-                            ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (92,767)   (143,139)
 Net realized gain
   (loss) on investments....   (828,668)   (324,898)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,441,854  (3,838,574)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,520,419  (4,306,611)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     23,669     463,329
 Death benefits.............      9,833    (224,242)
 Surrenders.................   (518,232)   (838,460)
 Administrative expenses....    (14,961)    (20,236)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (687,771)   (355,664)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,187,462)   (975,273)
                             ----------  ----------
Increase (decrease) in
 net assets.................    332,957  (5,281,884)
Net assets at beginning
 of year....................  5,735,959  11,017,843
                             ----------  ----------
Net assets at end of year...  6,068,916   5,735,959
                             ==========  ==========
Change in units (note 5):
 Units purchased............    138,695     211,397
 Units redeemed.............   (277,207)   (279,297)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (138,512)    (67,900)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                                   LEGG MASON              LEGG MASON             LEGG MASON
                              CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE          LEGG MASON
                              EQUITY INCOME BUILDER      EQUITY INCOME         FUNDAMENTAL VALUE      CLEARBRIDGE VARIABLE
                                  PORTFOLIO --        BUILDER PORTFOLIO --       PORTFOLIO --        INVESTORS PORTFOLIO --
                                     CLASS I                CLASS II                CLASS I                 CLASS I
                             ----------------------  ---------------------  ----------------------  -----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                2009        2008        2009       2008        2009        2008        2009         2008
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   89,766      83,835     82,500      41,242     (24,513)        459      41,334      (68,397)
 Net realized gain
   (loss) on investments....   (986,826) (1,091,723)  (729,109) (1,469,186) (1,417,809) (1,066,158) (1,229,404)     116,965
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,869,469  (2,418,191) 1,989,237  (2,591,761)  3,413,197  (4,342,104)  3,346,417   (9,805,656)
 Capital gain
   distribution.............         --      48,803         --      54,383          --       9,417          --      604,388
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    972,409  (3,377,276) 1,342,628  (3,965,322)  1,970,875  (5,398,386)  2,158,347   (9,152,700)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     11,013      40,511      4,841     218,499     242,180     173,390      72,046       39,772
 Death benefits.............    (99,815)    (83,407)        --          --      (7,008)     (4,157)   (187,522)    (248,877)
 Surrenders.................   (619,085) (1,495,998)  (412,623)   (945,920)   (491,169)   (783,039) (1,879,164)  (4,394,100)
 Administrative expenses....    (10,928)     (9,826)    (5,583)     (8,020)    (25,616)    (39,107)    (21,999)     (28,067)
 Capital contribution
   (withdrawal).............         --          --         --          --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (42,375)   (492,964)   227,695  (1,935,885)   (879,105) (1,276,653)   (838,127)  (3,738,220)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (761,190) (2,041,684)  (185,670) (2,671,326) (1,160,718) (1,929,566) (2,854,766)  (8,369,492)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................    211,219  (5,418,960) 1,156,958  (6,636,648)    810,157  (7,327,952)   (696,419) (17,522,192)
Net assets at beginning
 of year....................  5,292,229  10,711,189  6,715,019  13,351,667   8,415,455  15,743,407  12,555,947   30,078,139
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $5,503,448   5,292,229  7,871,977   6,715,019   9,225,612   8,415,455  11,859,528   12,555,947
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     97,921      86,341    848,756   1,070,629     191,201     237,655     102,988      205,823
 Units redeemed.............   (214,292)   (330,318)  (874,260) (1,352,867)   (388,286)   (475,189)   (369,486)    (804,241)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (116,371)   (243,977)   (25,504)   (282,238)   (197,085)   (237,534)   (266,498)    (598,418)
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ===========

                             ------------------------

                                LEGG MASON WESTERN
                             ASSET VARIABLE STRATEGIC
                                BOND PORTFOLIO --
                                     CLASS I
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    562,145      853,057
 Net realized gain
   (loss) on investments.... (1,279,802)  (2,190,423)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  3,382,825   (2,926,585)
 Capital gain
   distribution.............     11,467           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,676,635   (4,263,951)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      2,492      204,186
 Death benefits.............   (237,462)    (308,069)
 Surrenders................. (2,829,037)  (5,695,567)
 Administrative expenses....    (25,544)     (26,236)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    205,396   (2,435,861)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,884,155)  (8,261,547)
                             ----------  -----------
Increase (decrease) in
 net assets.................   (207,520) (12,525,498)
Net assets at beginning
 of year.................... 15,421,912   27,947,410
                             ----------  -----------
Net assets at end of year... 15,214,392   15,421,912
                             ==========  ===========
Change in units (note 5):
 Units purchased............    180,020      310,360
 Units redeemed.............   (408,429)    (928,557)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (228,409)    (618,197)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        MFS(R) VARIABLE INSURANCE TRUST
                             -----------------------------------------------------------------------------------------------
                              MFS(R) INVESTORS GROWTH     MFS(R) INVESTORS       MFS(R) NEW DISCOVERY    MFS(R) STRATEGIC
                                  STOCK SERIES --          TRUST SERIES --            SERIES --          INCOME SERIES --
                               SERVICE CLASS SHARES     SERVICE CLASS SHARES     SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             ------------------------  ----------------------  -----------------------  -------------------
                                                                            YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2009         2008        2009        2008        2009         2008       2009       2008
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (133,054)    (224,477)    (23,447)   (109,618)   (286,472)     877,056    29,826     2,414
 Net realized gain
   (loss) on investments....    (476,726)     188,165    (321,902)    424,977  (2,194,668)  (1,627,954)   13,554    (1,694)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,433,707   (8,688,933)  2,641,095  (7,522,812) 11,008,600  (13,417,422)   32,658    (8,301)
 Capital gain
   distribution.............          --      888,245          --   1,061,051          --    3,576,582        --        --
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
    Increase (decrease)
     in net assets from
     operations.............   3,823,927   (7,837,000)  2,295,746  (6,146,402)  8,527,460  (10,591,738)   76,038    (7,581)
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
From capital
 transactions (note 4):
 Net premiums...............      72,207      307,356      74,133     284,449     199,151      110,622        --     2,559
 Death benefits.............      (1,177)     (76,416)   (129,656)    (63,398)    (73,211)    (129,650)     (563)       --
 Surrenders.................  (1,798,064)  (2,384,791) (1,168,646) (1,749,886) (1,875,901)  (2,920,729)  (26,092)   (3,923)
 Administrative expenses....     (24,209)     (35,366)    (20,803)    (29,923)    (38,271)     (44,281)     (499)     (360)
 Capital contribution
   (withdrawal).............          --           --          --          --          --           --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (339,847)  (2,212,212)   (533,686)   (981,904)  2,042,533     (667,107)  (10,928)  318,356
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,091,090)  (4,401,429) (1,778,658) (2,540,662)    254,301   (3,651,145)  (38,082)  316,632
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
Increase (decrease) in
 net assets.................   1,732,837  (12,238,429)    517,088  (8,687,064)  8,781,761  (14,242,883)   37,956   309,051
Net assets at beginning
 of year....................  11,423,160   23,661,589  10,745,014  19,432,078  15,140,953   29,383,836   386,599    77,548
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
Net assets at end of year... $13,155,997   11,423,160  11,262,102  10,745,014  23,922,714   15,140,953   424,555   386,599
                             ===========  ===========  ==========  ==========  ==========  ===========  ========   =======
Change in units (note 5):
 Units purchased............     178,466      279,773      59,479     182,084   1,050,844      525,234   136,136    46,958
 Units redeemed.............    (531,853)    (938,298)   (293,157)   (461,101) (1,087,667)    (895,746) (139,780)  (12,869)
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (353,387)    (658,525)   (233,678)   (279,017)    (36,823)    (370,512)   (3,644)   34,089
                             ===========  ===========  ==========  ==========  ==========  ===========  ========   =======

                             ------------------------
                                   MFS(R) TOTAL
                                 RETURN SERIES --
                               SERVICE CLASS SHARES
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    851,467    1,283,917
 Net realized gain
   (loss) on investments.... (2,228,974)  (4,783,787)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 11,171,205  (18,807,240)
 Capital gain
   distribution.............         --    3,712,810
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  9,793,698  (18,594,300)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............  3,557,028   13,765,338
 Death benefits.............    (49,281)     (54,329)
 Surrenders................. (4,244,699)  (4,946,488)
 Administrative expenses....   (153,422)     (91,597)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  4,332,502   (6,695,970)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  3,442,128    1,976,954
                             ----------  -----------
Increase (decrease) in
 net assets................. 13,235,826  (16,617,346)
Net assets at beginning
 of year.................... 59,746,091   76,363,437
                             ----------  -----------
Net assets at end of year... 72,981,917   59,746,091
                             ==========  ===========
Change in units (note 5):
 Units purchased............  5,225,900    6,631,753
 Units redeemed............. (4,754,008)  (6,278,678)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    471,892      353,075
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  MFS(R) VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)
                             ------------------------   ------------------------
                                                          OPPENHEIMER BALANCED
                             MFS(R) UTILITIES SERIES --        FUND/VA --
                               SERVICE CLASS SHARES        NON-SERVICE SHARES
                             ------------------------   -----------------------
                                                                               Y
                             ---------------------------------------------------
                                 2009          2008        2009         2008
                             -----------   -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,086,002     3,459,114    (275,857)   1,102,984
 Net realized gain
   (loss) on investments....  (5,023,203)   (4,145,632) (4,522,691)  (3,478,166)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,797,176   (34,403,154)  8,203,545  (18,295,291)
 Capital gain
   distribution.............          --     6,709,699          --    2,242,000
                             -----------   -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,859,975   (28,379,973)  3,404,997  (18,428,473)
                             -----------   -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     421,264     5,379,391      55,681      269,635
 Death benefits.............    (192,020)     (518,352)   (196,990)    (359,363)
 Surrenders.................  (3,330,568)   (7,265,533) (2,651,689)  (8,536,285)
 Administrative expenses....     (82,178)     (164,321)    (35,901)     (43,261)
 Capital contribution
   (withdrawal).............          --            --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,803,381)   (2,203,588) (1,359,075)  (3,160,358)
                             -----------   -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,986,883)   (4,772,403) (4,187,974) (11,829,632)
                             -----------   -----------  ----------  -----------
Increase (decrease) in
 net assets.................     873,092   (33,152,376)   (782,977) (30,258,105)
Net assets at beginning
 of year....................  35,664,495    68,816,871  20,717,868   50,975,973
                             -----------   -----------  ----------  -----------
Net assets at end of year... $36,537,587    35,664,495  19,934,891   20,717,868
                             ===========   ===========  ==========  ===========
Change in units (note 5):
 Units purchased............     394,441     1,717,640     194,365      247,332
 Units redeemed.............    (977,008)   (2,221,521)   (476,047)    (784,539)
                             -----------   -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (582,567)     (503,881)   (281,682)    (537,207)
                             ===========   ===========  ==========  ===========


                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -------------------------------------------------------------------------
                               OPPENHEIMER BALANCED     OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL
                                FUND/VA -- SERVICE      APPRECIATION FUND/VA    APPRECIATION FUND/VA
                                      SHARES           -- NON-SERVICE SHARES      -- SERVICE SHARES
                             -----------------------  -----------------------  ----------------------
                             EAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                2009         2008        2009         2008        2009        2008
                             ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (678,970)     812,907    (451,358)    (887,650)   (129,729)   (191,312)
 Net realized gain
   (loss) on investments.... (4,048,814)  (4,639,902) (2,232,130)     800,335    (554,378)   (648,296)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 11,058,796  (22,056,335) 17,491,179  (39,111,844)  3,676,540  (6,250,398)
 Capital gain
   distribution.............         --    2,504,095          --           --          --          --
                             ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,331,012  (23,379,235) 14,807,691  (39,199,159)  2,992,433  (7,090,006)
                             ----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  1,988,739    4,479,294     306,365       59,360     477,170     197,207
 Death benefits.............    (30,977)      50,215    (844,520)    (655,219)     (4,885)    (42,037)
 Surrenders................. (2,061,781)  (2,898,119) (4,607,739) (12,836,588)   (705,293) (1,109,437)
 Administrative expenses....    (85,939)     (65,256)    (74,800)     (90,666)    (28,656)    (32,306)
 Capital contribution
   (withdrawal).............         --           --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    414,930    2,011,262  (1,828,725)  (6,418,640)     74,525  (1,486,858)
                             ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    224,972    3,577,396  (7,049,419) (19,941,753)   (187,139) (2,473,431)
                             ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  6,555,984  (19,801,839)  7,758,272  (59,140,912)  2,805,294  (9,563,437)
Net assets at beginning
 of year.................... 32,033,189   51,835,028  39,244,527   98,385,439   7,287,027  16,850,464
                             ----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... 38,589,173   32,033,189  47,002,799   39,244,527  10,092,321   7,287,027
                             ==========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............  2,684,648    3,584,748     117,326      337,310     426,236     635,344
 Units redeemed............. (2,587,581)  (2,956,938)   (514,478)  (1,208,560)   (409,239)   (827,364)
                             ----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     97,067      627,810    (397,152)    (871,250)     16,997    (192,020)
                             ==========  ===========  ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             -------------------------
                               OPPENHEIMER CORE BOND
                                    FUND/VA --
                                NON-SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2009         2008
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (292,522)   1,423,745
 Net realized gain
   (loss) on investments....  (4,059,155)  (4,243,715)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,752,869  (13,666,441)
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,401,192  (16,486,411)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      36,827      126,061
 Death benefits.............    (337,595)    (478,418)
 Surrenders.................  (2,658,196)  (9,401,450)
 Administrative expenses....     (43,948)     (54,559)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (900,505)  (2,318,662)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,903,417) (12,127,028)
                             -----------  -----------
Increase (decrease) in
 net assets.................  (2,502,225) (28,613,439)
Net assets at beginning
 of year....................  23,110,105   51,723,544
                             -----------  -----------
Net assets at end of year... $20,607,880   23,110,105
                             ===========  ===========
Change in units (note 5):
 Units purchased............     222,979      772,273
 Units redeemed.............    (570,085)  (1,447,651)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (347,106)    (675,378)
                             ===========  ===========

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------------------------------------------
                                OPPENHEIMER GLOBAL         OPPENHEIMER HIGH          OPPENHEIMER MAIN
                               SECURITIES FUND/VA --       INCOME FUND/VA --         STREET FUND/VA --
                                  SERVICE SHARES          NON-SERVICE SHARES          SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                                                        YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------------
                                 2009         2008         2009         2008         2009         2008
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     322,466      (96,390)    (100,942)   1,975,648     (126,831)     180,771
 Net realized gain
   (loss) on investments....  (3,744,133)  (3,143,372) (10,606,791)  (5,944,550)   1,346,164     (889,428)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  32,386,518  (46,035,381)  12,223,931  (23,779,224)  24,780,385  (18,361,958)
 Capital gain
   distribution.............   2,088,932    6,131,071           --           --           --    2,367,969
                             -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  31,053,783  (43,144,072)   1,516,198  (27,748,126)  25,999,718  (16,702,646)
                             -----------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   6,937,866    7,191,747        8,668       52,599   12,272,489    7,267,661
 Death benefits.............    (240,891)    (136,105)    (129,405)    (352,819)    (281,571)    (319,216)
 Surrenders.................  (7,657,929) (11,858,182)  (1,063,565)  (6,607,413)  (6,719,688)  (6,067,211)
 Administrative expenses....    (343,751)    (225,838)     (15,116)     (32,267)    (465,354)    (143,337)
 Capital contribution
   (withdrawal).............          --           --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,993,399)  15,229,373      250,666   (1,310,318)  (2,662,265)  54,594,811
                             -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,298,104)  10,200,995     (948,752)  (8,250,218)   2,143,611   55,332,708
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  22,755,679  (32,943,077)     567,446  (35,998,344)  28,143,329   38,630,062
Net assets at beginning
 of year....................  88,006,811  120,949,888    7,384,703   43,383,047   94,330,005   55,699,943
                             -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of year... 110,762,490   88,006,811    7,952,149    7,384,703  122,473,334   94,330,005
                             ===========  ===========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............   6,600,223    7,373,887      537,558      537,810   14,183,011   13,672,210
 Units redeemed.............  (7,211,839)  (4,368,089)    (680,340)    (835,548) (13,532,840)  (4,360,744)
                             -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (611,616)   3,005,798     (142,782)    (297,738)     650,171    9,311,466
                             ===========  ===========  ===========  ===========  ===========  ===========

                             ---------------------------
                                 OPPENHEIMER MAIN
                             STREET SMALL CAP FUND/VA --
                                  SERVICE SHARES
                             --------------------------

                             ---------------------------
                                2009           2008
                              ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (378,204)      (493,535)
 Net realized gain
   (loss) on investments.... (3,275,795)   (14,266,728)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 16,059,342    (15,401,150)
 Capital gain
   distribution.............         --      2,604,651
                              ----------   -----------
    Increase (decrease)
     in net assets from
     operations............. 12,405,343    (27,556,762)
                              ----------   -----------
From capital
 transactions (note 4):
 Net premiums...............  3,026,111     18,737,363
 Death benefits.............    (97,951)      (176,898)
 Surrenders................. (2,419,684)    (3,511,503)
 Administrative expenses....   (149,840)      (131,317)
 Capital contribution
   (withdrawal).............         --             --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,189,075)   (15,618,102)
                              ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,830,439)      (700,457)
                              ----------   -----------
Increase (decrease) in
 net assets................. 10,574,904    (28,257,219)
Net assets at beginning
 of year.................... 34,360,527     62,617,746
                              ----------   -----------
Net assets at end of year... 44,935,431     34,360,527
                              ==========   ===========
Change in units (note 5):
 Units purchased............  3,818,492      9,453,306
 Units redeemed............. (3,867,148)    (9,725,757)
                              ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (48,656)      (272,451)
                              ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------

                                OPPENHEIMER MIDCAP          OPPENHEIMER
                                    FUND/VA --           MIDCAP FUND/VA --
                                NON-SERVICE SHARES         SERVICE SHARES
                             ------------------------  ---------------------

                             ------------------------------------------------
                                 2009         2008        2009       2008
                             -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (323,656)    (594,135)   (31,333)    (57,595)
 Net realized gain
   (loss) on investments....  (2,576,895)    (841,060)  (302,036)   (212,305)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,378,321  (24,862,400)   875,880  (2,074,939)
 Capital gain
   distribution.............          --           --         --          --
                             -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   6,477,770  (26,297,595)   542,511  (2,344,839)
                             -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      13,814       76,297     24,881      89,947
 Death benefits.............    (257,460)    (529,571)   (30,728)         --
 Surrenders.................  (2,483,711)  (6,860,382)  (211,414)   (423,053)
 Administrative expenses....     (40,936)     (49,087)    (5,824)     (8,733)
 Capital contribution
   (withdrawal).............          --           --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (944,267)  (2,490,712)   (32,151)   (448,990)
                             -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,712,560)  (9,853,455)  (255,236)   (790,829)
                             -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets.................   2,765,210  (36,151,050)   287,275  (3,135,668)
Net assets at beginning
 of year....................  23,782,668   59,933,718  2,008,523   5,144,191
                             -----------  -----------  ---------  ----------
Net assets at end of year... $26,547,878   23,782,668  2,295,798   2,008,523
                             ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............      66,670      118,582     34,866      75,108
 Units redeemed.............    (292,085)    (571,188)   (65,518)   (143,971)
                             -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (225,415)    (452,606)   (30,652)    (68,863)
                             ===========  ===========  =========  ==========

                                                  PIMCO VARIABLE INSURANCE TRUST
                             -----------------------------------------------------------------------
                                                     FOREIGN BOND PORTFOLIO
                                                     (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --
                             ALL ASSET PORTFOLIO --   ADMINISTRATIVE CLASS     ADMINISTRATIVE CLASS
                              ADVISOR CLASS SHARES           SHARES                   SHARES
                             ----------------------  ---------------------   ------------------------
                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                2009        2008        2009        2008         2009         2008
                             ----------  ----------  ---------   ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    507,639     611,967    633,872      107,811    6,620,361    4,703,878
 Net realized gain
   (loss) on investments....   (442,964) (2,047,841)    (4,098)    (115,071)  (3,122,176)  (5,236,032)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,518,061  (1,308,931)    67,495     (289,028)  26,546,820  (17,179,679)
 Capital gain
   distribution.............         --      25,534         --           --           --      254,587
                             ----------  ----------  ---------   ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  1,582,736  (2,719,271)   697,269     (296,288)  30,045,005  (17,457,246)
                             ----------  ----------  ---------   ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    328,026   1,004,144      2,735       28,013    5,196,781    3,973,218
 Death benefits.............     27,906     (13,736)   (39,107)    (199,355)    (427,478)    (622,263)
 Surrenders................. (1,644,002) (1,017,978)  (757,933)  (1,599,515)  (8,598,255)  (8,716,772)
 Administrative expenses....    (27,048)    (37,408)    (8,644)     (10,165)    (320,119)    (170,066)
 Capital contribution
   (withdrawal).............         --          --         --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    962,589  (2,757,783)   (43,789)    (768,541)  10,036,081   15,156,701
                             ----------  ----------  ---------   ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (352,529) (2,822,761)  (846,738)  (2,549,563)   5,887,010    9,620,818
                             ----------  ----------  ---------   ----------  -----------  -----------
Increase (decrease) in
 net assets.................  1,230,207  (5,542,032)  (149,469)  (2,845,851)  35,932,015   (7,836,428)
Net assets at beginning
 of year....................  9,607,181  15,149,213  5,500,926    8,346,777   77,571,929   85,408,357
                             ----------  ----------  ---------   ----------  -----------  -----------
Net assets at end of year... 10,837,388   9,607,181  5,351,457    5,500,926  113,503,944   77,571,929
                             ==========  ==========  =========   ==========  ===========  ===========
Change in units (note 5):
 Units purchased............    525,850   4,378,363     52,528      119,782    6,152,794    5,538,977
 Units redeemed.............   (580,827) (4,686,933)  (116,996)    (321,812)  (5,632,351)  (3,690,450)
                             ----------  ----------  ---------   ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (54,977)   (308,570)   (64,468)    (202,030)     520,443    1,848,527
                             ==========  ==========  =========   ==========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------
                                   LONG-TERM U.S.
                              GOVERNMENT PORTFOLIO --   LOW DURATION PORTFOLIO --  TOTAL RETURN PORTFOLIO --
                                   ADMINISTRATIVE             ADMINISTRATIVE            ADMINISTRATIVE
                                    CLASS SHARES               CLASS SHARES              CLASS SHARES
                             -------------------------  -------------------------  ------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------
                                 2009          2008         2009         2008          2009         2008
-                            ------------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,465,080    2,303,298   11,283,970     6,212,371   19,205,047   13,016,496
 Net realized gain
   (loss) on investments....    1,359,343    1,332,479      662,404    (6,022,244)   4,685,379    1,604,748
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (13,732,834)   7,174,061    7,967,991   (10,683,162)  11,371,438   (7,664,083)
 Capital gain
   distribution.............    2,786,691      432,511    5,272,405     1,946,669    6,441,186    2,494,913
                             ------------  -----------  -----------  ------------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (5,121,720)  11,242,349   25,186,770    (8,546,366)  41,703,050    9,452,074
                             ------------  -----------  -----------  ------------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    5,782,216   25,292,893   33,978,353   142,684,329   23,663,935   40,550,855
 Death benefits.............     (519,076)    (539,976)    (212,914)     (258,010)  (1,684,710)  (2,323,544)
 Surrenders.................   (9,970,716) (11,014,508) (14,472,819)  (12,177,082) (47,003,213) (48,283,715)
 Administrative expenses....     (261,877)    (194,609)  (1,145,539)     (543,113)  (1,106,713)    (667,370)
 Capital contribution
   (withdrawal).............           --           --           --            --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,404,809) (18,223,140)  43,515,076  (118,691,480)  66,966,515   25,495,486
                             ------------  -----------  -----------  ------------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,374,262)  (4,679,340)  61,662,157    11,014,644   40,835,814   14,771,712
                             ------------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in
 net assets.................  (12,495,982)   6,563,009   86,848,927     2,468,278   82,538,864   24,223,786
Net assets at beginning
 of year....................   88,048,145   81,485,136  194,037,707   191,569,429  323,750,966  299,527,180
                             ------------  -----------  -----------  ------------  -----------  -----------
Net assets at end of year... $ 75,552,163   88,048,145  280,886,634   194,037,707  406,289,830  323,750,966
                             ============  ===========  ===========  ============  ===========  ===========
Change in units (note 5):
 Units purchased............    4,239,057   12,205,784   27,808,169    59,739,647   17,357,377   25,689,499
 Units redeemed.............   (4,485,042) (12,549,376) (21,995,941)  (58,744,852) (13,742,742) (23,836,362)
                             ------------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (245,985)    (343,592)   5,812,228       994,795    3,614,635    1,853,137
                             ============  ===========  ===========  ============  ===========  ===========

                              RYDEX VARIABLE TRUST     THE ALGER PORTFOLIOS
                             ----------------------  -----------------------

                                                         ALGER LARGE CAP
                                    NASDAQ --          GROWTH PORTFOLIO --
                                   100(R) FUND           CLASS I-2 SHARES
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2009        2008        2009         2008
-                            ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (86,060)   (105,057)   (279,274)    (677,700)
 Net realized gain
   (loss) on investments....   (335,905)    (52,434) (2,514,747)  (1,020,323)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,731,933  (3,690,934) 15,945,547  (30,086,377)
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,309,968  (3,848,425) 13,151,526  (31,784,400)
                             ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      9,944     137,010      26,614      112,552
 Death benefits.............    (23,563) (1,509,756)   (467,978)    (516,583)
 Surrenders.................   (534,636)   (830,932) (3,577,715) (10,319,560)
 Administrative expenses....    (15,527)    (21,631)    (70,728)     (77,077)
 Capital contribution
   (withdrawal).............         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    230,712   1,400,198    (945,975)  (2,782,495)
                             ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (333,070)   (825,111) (5,035,782) (13,583,163)
                             ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  1,976,898  (4,673,536)  8,115,744  (45,367,563)
Net assets at beginning
 of year....................  4,760,328   9,433,864  32,078,993   77,446,556
                             ----------  ----------  ----------  -----------
Net assets at end of year...  6,737,226   4,760,328  40,194,737   32,078,993
                             ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............  1,011,533   1,493,101     203,699      561,205
 Units redeemed............. (1,101,134) (1,804,167)   (730,311)  (1,692,892)
                             ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (89,601)   (311,066)   (526,612)  (1,131,687)
                             ==========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               THE ALGER PORTFOLIOS
                                    (CONTINUED)                                        THE PRUDENTIAL SERIES FUND
                             ------------------------  ------------------------------------------------------------------------
                              ALGER SMALL CAP GROWTH     JENNISON 20/20 FOCUS                             NATURAL RESOURCES
                                   PORTFOLIO --              PORTFOLIO --       JENNISON PORTFOLIO --        PORTFOLIO --
                                 CLASS I-2 SHARES          CLASS II SHARES         CLASS II SHARES         CLASS II SHARES
                             ------------------------  -----------------------  ---------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009         2008        2009         2008        2009       2008        2009         2008
-                            -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (403,124)    (637,075)   (208,207)   2,242,969    (33,990)    (46,915)  4,400,535    5,363,846
 Net realized gain
   (loss) on investments....  (1,080,434)   2,088,139    (898,245) (23,849,398)  (126,841)    (59,764) (7,578,976)  (8,728,636)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  11,444,785  (28,796,154)  7,068,959   (4,616,129)   996,697  (1,289,691) 22,850,830  (23,129,479)
 Capital gain
   distribution.............          --      616,947          --           --         --          --          --           --
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   9,961,227  (26,728,143)  5,962,507  (26,222,558)   835,866  (1,396,370) 19,672,389  (26,494,269)
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      33,673       58,313     586,482   22,157,225     62,812     140,258   3,204,912   12,513,106
 Death benefits.............    (606,100)    (373,231)    (10,105)     (53,766)        30          --      (3,272)    (179,189)
 Surrenders.................  (2,962,252)  (8,545,091)   (765,111)  (2,225,268)  (106,050)   (289,742) (3,248,688)  (3,057,829)
 Administrative expenses....     (55,493)     (60,706)    (37,636)     (92,109)    (5,154)     (5,421)   (145,391)    (105,631)
 Capital contribution
   (withdrawal).............          --           --          --           --         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     101,665   (4,396,839)  3,485,090  (26,774,146)  (214,579)    412,811   5,483,748      988,417
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,488,507) (13,317,554)  3,258,720   (6,988,064)  (262,941)    257,906   5,291,309   10,158,874
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   6,472,720  (40,045,697)  9,221,227  (33,210,622)   572,925  (1,138,464) 24,963,698  (16,335,395)
Net assets at beginning
 of year....................  25,618,495   65,664,192   9,979,184   43,189,806  2,331,245   3,469,709  26,571,716   42,907,111
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
Net assets at end of year... $32,091,215   25,618,495  19,200,411    9,979,184  2,904,170   2,331,245  51,535,414   26,571,716
                             ===========  ===========  ==========  ===========  =========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     422,658      759,711   1,070,968    9,491,185     36,408     146,619   3,783,626    5,262,163
 Units redeemed.............    (842,155)  (1,950,500)   (863,784) (11,448,976)   (76,934)   (111,905) (3,561,675)  (3,936,800)
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (419,497)  (1,190,789)    207,184   (1,957,791)   (40,526)     34,714     221,951    1,325,363
                             ===========  ===========  ==========  ===========  =========  ==========  ==========  ===========


                             -------------------
                             SP INTERNATIONAL
                             GROWTH PORTFOLIO --
                              CLASS II SHARES
                             ------------------

                             -------------------
                               2009      2008
-                            -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (215)   24,130
 Net realized gain
   (loss) on investments.... (57,640)   (5,299)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  60,201   (92,090)
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............   2,346   (73,259)
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders.................    (712)  (21,158)
 Administrative expenses....     (21)     (252)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (48,581)   (4,519)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (49,314)  (25,929)
                             -------   -------
Increase (decrease) in
 net assets................. (46,968)  (99,188)
Net assets at beginning
 of year....................  61,227   160,415
                             -------   -------
Net assets at end of year...  14,259    61,227
                             =======   =======
Change in units (note 5):
 Units purchased............      --     3,275
 Units redeemed.............  (7,413)   (5,760)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,413)   (2,485)
                             =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL          THE UNIVERSAL
                                SERIES FUND       INSTITUTIONAL FUNDS,
                                (CONTINUED)               INC.                  VAN KAMPEN LIFE INVESTMENT TRUST
                             ------------------  ----------------------  ----------------------------------------------
                             SP PRUDENTIAL U.S.
                                 EMERGING           EQUITY AND INCOME        CAPITAL GROWTH
                             GROWTH PORTFOLIO --      PORTFOLIO --            PORTFOLIO --       COMSTOCK PORTFOLIO --
                              CLASS II SHARES        CLASS II SHARES        CLASS II SHARES         CLASS II SHARES
                             ------------------  ----------------------  ---------------------  -----------------------
                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2009      2008       2009        2008        2009       2008        2009         2008
-                            -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (210)    2,978       89,008      96,864    (98,022)   (114,371)  1,367,504    1,136,165
 Net realized gain
   (loss) on investments....  (2,859)      (25)    (609,967) (1,072,825)  (357,630)    259,611  (7,129,394) (30,908,764)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   7,577   (11,065)   2,604,262  (1,878,975) 3,528,200  (5,354,699) 17,658,659  (28,335,786)
 Capital gain
   distribution.............      --        --           --     228,793         --          --          --    5,528,592
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   4,508    (8,112)   2,083,303  (2,626,143) 3,072,548  (5,209,459) 11,896,769  (52,579,793)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      --        --      721,916   4,112,706     80,390     133,704   1,091,649   29,401,102
 Death benefits.............      --        --           --          --    (24,587)    (25,908)   (287,143)    (374,225)
 Surrenders.................      --      (139)    (382,686)   (341,808)  (500,464)   (789,692) (4,780,702)  (8,831,960)
 Administrative expenses....     (47)      (46)     (35,024)    (11,473)   (19,780)    (25,780)   (154,527)    (278,739)
 Capital contribution
   (withdrawal).............      --        --           --          --         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     214     2,095    1,225,929     951,038    116,183    (542,353) (4,277,531) (47,034,981)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     167     1,910    1,530,135   4,710,463   (348,258) (1,250,029) (8,408,254) (27,118,803)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   4,675    (6,202)   3,613,438   2,084,320  2,724,290  (6,459,488)  3,488,515  (79,698,596)
Net assets at beginning
 of year....................  16,208    22,410    9,169,797   7,085,477  4,972,081  11,431,569  51,764,151  131,462,747
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
Net assets at end of year... $20,883    16,208   12,783,235   9,169,797  7,696,371   4,972,081  55,252,666   51,764,151
                             =======   =======   ==========  ==========  =========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     441       261    2,190,348   1,896,522    317,807     168,370   1,552,095   13,886,556
 Units redeemed.............    (577)      (16)  (1,990,310) (1,380,207)  (357,650)   (288,754) (2,399,772) (17,867,142)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (136)      245      200,038     516,315    (39,843)   (120,384)   (847,677)  (3,980,586)
                             =======   =======   ==========  ==========  =========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance products Trust --      Franklin Templeton Variable Insurance products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

   Effective September 8, 2008, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth Calamos        Genworth Variable Insurance Trust -- Genworth Columbia Mid
  Growth Fund -- Service Shares                                Cap Value Fund -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


Genworth Variable Insurance Trust -- Genworth Davis NY       Genworth Variable Insurance Trust -- Genworth Putnam
  Venture Fund -- Service Shares                               International Capital Opportunities Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Eaton Vance    Genworth Variable Insurance Trust -- Genworth Thornburg
  Large Cap Value Fund -- Service Shares                       International Value Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Legg Mason     Genworth Variable Insurance Trust -- Genworth Goldman Sachs
  ClearBridge Aggressive Growth Fund - Service Shares          Enhanced Core Bond Index Fund -- Service Shares (formerly
Genworth Variable Insurance Trust -- Genworth PIMCO            Genworth Western Asset Management Core Plus Fixed Income
  StocksPLUS Fund - Service Shares                             Fund)

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II Shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares
                                                             Rydex Variable Trust -- NASDAQ 100(R) Fund

   As of December 31, 2009, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2008 through December 31, 2009.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities.

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote (4)(a) below. Form numbers P1140, P1142, P1143, P1150, P1152, P1153 and P1611 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Protection Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                     COST OF     PROCEEDS
                                                      SHARES       FROM
FUND/PORTFOLIO                                       ACQUIRED   SHARES SOLD
--------------                                     ------------ ------------
AIM Variable Insurance Funds
  AIM V.I. Basic Value Fund--Series II shares..... $  2,157,671 $  3,874,565
  AIM V.I. Capital Appreciation Fund -- Series I
   shares.........................................    1,077,901    2,850,675
  AIM V.I. Capital Development Fund -- Series I
   shares.........................................           --       12,371
  AIM V.I. Core Equity Fund -- Series I shares....    1,545,018    4,316,217
  AIM V.I. Global Real Estate Fund -- Series II
   shares.........................................    1,717,153    1,770,471
  AIM V.I. Government Securities Fund -- Series I
   shares.........................................          614       20,008
  AIM V.I. International Growth Fund -- Series II
   shares.........................................   55,093,005   55,022,876
  AIM V.I. Large Cap Growth Fund -- Series I
   shares.........................................        4,415       16,630
  AIM V.I. Technology Fund -- Series I shares.....           --           86
  AIM V.I. Utilities Fund -- Series I shares......          152          969
AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Balanced Wealth Strategy
   Portfolio -- Class B...........................   32,755,193   27,926,517
  AllianceBernstein Global Thematic Growth
   Portfolio -- Class B...........................    3,555,386    2,148,873
  AllianceBernstein Growth and Income Portfolio
   -- Class B.....................................   15,643,194   27,006,167
  AllianceBernstein International Value Portfolio
   -- Class B.....................................   74,151,443   78,351,781
  AllianceBernstein Large Cap Growth Portfolio --
   Class B........................................    1,232,506    4,248,503
  AllianceBernstein Small Cap Growth Portfolio --
   Class B........................................    1,894,739    2,611,808
American Century Variable Portfolios II, Inc.
  VP Inflation Protection Fund -- Class II........  145,058,486  110,036,258
American Century Variable Portfolios, Inc.
  VP Income & Growth Fund -- Class I..............       58,167       18,128
  VP International Fund -- Class I................   11,474,989   11,859,727
  VP Ultra(R) Fund -- Class I.....................       15,035        8,106
  VP Value Fund -- Class I........................      435,469      436,136
BlackRock Variable Series Funds, Inc.
  BlackRock Basic Value V.I. Fund -- Class III
   Shares.........................................    2,696,832    3,297,634
  BlackRock Global Allocation V.I. Fund -- Class
   III Shares.....................................  396,077,961  343,638,240
  BlackRock Large Cap Growth V.I. Fund -- Class
   III Shares.....................................      709,461      673,196
  BlackRock Value Opportunities V.I. Fund --
   Class III Shares...............................    1,709,778    1,990,600
Columbia Funds Variable Insurance Trust I
  Columbia Marsico Growth Fund, Variable Series
   -- Class A.....................................    6,285,517    9,851,314
  Columbia Marsico International Opportunities
   Fund, Variable Series -- Class B...............   45,820,092   53,148,999
DWS Variable Series II
  DWS Dreman Small Mid Cap Value VIP -- Class B
   Shares.........................................        8,490       10,599
  DWS Strategic Value VIP -- Class B Shares.......       17,210       17,705
  DWS Technology VIP -- Class B Shares............           49          658
Dreyfus
  Dreyfus Investment Portfolios MidCap Stock
   Portfolio -- Initial Shares....................        6,611       27,955
  Dreyfus Variable Investment Fund -- Money
   Market Portfolio...............................    2,734,433    3,058,406
  The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares.........................       69,928      328,904

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                      COST OF     PROCEEDS
                                                       SHARES       FROM
FUND/PORTFOLIO                                        ACQUIRED   SHARES SOLD
--------------                                      ------------ ------------
Eaton Vance Variable Trust
  VT Floating -- Rate Income Fund.................. $ 61,064,024 $ 54,182,034
  VT Worldwide Health Sciences Fund................    6,351,609    7,227,099
Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2...............   12,385,221    7,080,103
Federated Insurance Series
  Federated Capital Income Fund II.................    1,650,085    2,754,095
  Federated Clover Value Fund II -- Primary Shares.      881,236    3,288,497
  Federated High Income Bond Fund II -- Primary
   Shares..........................................   11,875,912    9,362,164
  Federated High Income Bond Fund II -- Service
   Shares..........................................   29,508,571   27,076,099
  Federated Kaufmann Fund II -- Service Shares.....   28,399,455   31,330,013
Fidelity(R) Variable Insurance Products Fund
  VIP Asset ManagerSM Portfolio -- Initial Class...    3,899,768   12,311,471
  VIP Asset ManagerSM Portfolio -- Service Class 2.    7,529,066    9,021,465
  VIP Balanced Portfolio -- Service Class 2........   48,004,320   43,592,411
  VIP Contrafund(R) Portfolio -- Initial Class.....   12,295,743   37,765,310
  VIP Contrafund(R) Portfolio -- Service Class 2...   31,640,515   45,674,343
  VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2.................................      657,771    1,209,665
  VIP Equity-Income Portfolio -- Initial Class.....    8,343,545   26,729,341
  VIP Equity-Income Portfolio -- Service Class 2...   15,476,663   25,641,400
  VIP Growth & Income Portfolio -- Initial Class...    2,451,674    7,167,360
  VIP Growth & Income Portfolio -- Service Class 2.    2,767,058    4,695,160
  VIP Growth Opportunities Portfolio -- Initial
   Class...........................................    1,488,740    2,342,784
  VIP Growth Portfolio -- Initial Class............    2,405,563   12,465,947
  VIP Growth Portfolio -- Service Class 2..........    6,596,686    8,345,823
  VIP Investment Grade Bond Portfolio -- Service
   Class 2.........................................   14,708,618    7,981,628
  VIP Mid Cap Portfolio -- Initial Class...........          560          866
  VIP Mid Cap Portfolio -- Service Class 2.........   19,384,024   37,835,712
  VIP Overseas Portfolio -- Initial Class..........    3,565,875    9,008,465
  VIP Value Strategies Portfolio -- Service Class
   2...............................................    4,462,945    3,883,268
Franklin Templeton Variable Insurance Products
  Trust
  Franklin Income Securities Fund -- Class 2
   Shares..........................................  484,594,503  543,828,411
  Franklin Large Cap Growth Securities Fund --
   Class 2 Shares..................................    1,834,830    1,942,202
  Franklin Templeton VIP Founding Funds
   Allocation Fund -- Class 2 Shares...............  109,028,545  129,740,709
  Mutual Shares Securities Fund -- Class 2 Shares..   70,589,525   63,421,119
  Templeton Foreign Securities Fund -- Class 1
   Shares..........................................    3,503,530    3,276,418
  Templeton Foreign Securities Fund -- Class 2
   Shares..........................................   12,238,816   12,481,310
  Templeton Global Asset Allocation Fund -- Class
   2 Shares........................................       10,185       40,500
  Templeton Global Bond Securities Fund -- Class
   1 Shares........................................    4,030,194    2,130,722
  Templeton Growth Securities Fund -- Class 2
   Shares..........................................    7,728,789    7,932,635
GE Investments Funds, Inc.
  Core Value Equity Fund -- Class 1 Shares.........    1,335,059    4,154,273
  Income Fund -- Class 1 Shares....................    8,780,328   19,588,101
  International Equity Fund -- Class 1 Shares......    1,720,150    4,885,655
  Mid-Cap Equity Fund -- Class 1 Shares............    6,364,263   23,076,406
  Money Market Fund................................  453,694,487  677,327,604
  Premier Growth Equity Fund -- Class 1 Shares.....    2,574,573   10,953,788

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                      COST OF     PROCEEDS
                                                       SHARES       FROM
FUND/PORTFOLIO                                        ACQUIRED   SHARES SOLD
--------------                                      ------------ ------------
  Real Estate Securities Fund -- Class 1 Shares.... $ 25,337,385 $ 31,633,169
  S&P 500(R) Index Fund............................   21,940,709   48,356,940
  Small-Cap Equity Fund -- Class 1 Shares..........    7,058,398   16,028,063
  Total Return Fund -- Class 1 Shares..............  192,658,066  226,045,449
  Total Return Fund -- Class 3 Shares..............  679,208,220  663,854,208
  U.S. Equity Fund -- Class 1 Shares...............    3,320,552    8,800,626
Genworth Variable Insurance Trust
  Genworth Calamos Growth Fund -- Service Shares...    3,431,592    1,809,777
  Genworth Columbia Mid Cap Value Fund -- Service
   Shares..........................................   27,102,438   26,240,996
  Genworth Davis NY Venture Fund -- Service Shares.    4,497,183    1,762,469
  Genworth Eaton Vance Large Cap Value Fund --
   Service Shares..................................   69,078,846   58,854,122
  Genworth Goldman Sachs Enhanced Core Bond Index
   Fund -- Service Shares..........................   82,443,614   60,734,103
  Genworth Legg Mason ClearBridge Aggressive
   Growth Fund -- Service Shares...................   79,896,267   77,179,554
  Genworth PIMCO StocksPLUS Fund -- Service Shares.  119,308,475  113,426,314
  Genworth Putnam International Capital
   Opportunities Fund -- Service Shares............   34,277,470   32,864,405
  Genworth Thornburg International Value Fund --
   Service Shares..................................   28,121,366   27,385,019
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund.............    1,566,340    3,949,920
  Goldman Sachs Mid Cap Value Fund.................    6,131,893   20,991,167
J.P. Morgan Series Trust II
  JPMorgan Bond Portfolio..........................       23,123      279,958
  JPMorgan International Equity Portfolio..........       18,024       98,532
  JPMorgan Mid Cap Value Portfolio.................        9,415      132,540
  JPMorgan Small Company Portfolio.................          340       15,246
  JPMorgan U.S. Large Cap Core Equity Portfolio....          162        6,557
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Balanced Portfolio --
   Class 1.........................................       44,465        9,773
  JPMorgan Insurance Trust Core Bond Portfolio --
   Class 1.........................................   15,711,711   13,750,676
  JPMorgan Insurance Trust Diversified Mid Cap
   Growth Portfolio -- Class 1.....................    1,392,041    1,460,750
  JPMorgan Insurance Trust Equity Index Portfolio
   -- Class 1......................................    3,569,462    3,567,193
  JPMorgan Insurance Trust Government Bond
   Portfolio -- Class 1............................    1,075,580    2,587,979
  JPMorgan Insurance Trust International Equity
   Portfolio.......................................      229,650      156,890
  JPMorgan Insurance Trust Intrepid Growth
   Portfolio -- Class 1............................    4,570,016    4,683,837
  JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio -- Class 1............................    2,193,977    2,242,199
  JPMorgan Insurance Trust Mid Cap Value
   Portfolio -- Class 1............................      342,820      228,862
  JPMorgan Insurance Trust Small Cap Core
   Portfolio -- Class 1............................       38,852       24,178
  JPMorgan Insurance Trust U.S. Equity Portfolio
   -- Class 1......................................    4,423,798    4,519,969
Janus Aspen Series
  Balanced Portfolio -- Institutional Shares.......   18,012,972   30,310,471
  Balanced Portfolio -- Service Shares.............  104,537,392   91,969,787
  Enterprise Portfolio -- Institutional Shares.....    2,575,744    9,334,107
  Enterprise Portfolio -- Service Shares...........      260,745    1,578,245
  Flexible Bond Portfolio -- Institutional Shares..   11,754,872    8,422,024
  Forty Portfolio -- Institutional Shares..........    5,116,281   13,649,447
  Forty Portfolio -- Service Shares................   88,380,008   91,951,710
  Global Life Sciences Portfolio -- Service Shares.    2,312,964    2,119,219
  Global Technology Portfolio -- Service Shares....    3,181,817    3,728,231

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                      COST OF     PROCEEDS
                                                       SHARES       FROM
FUND/PORTFOLIO                                        ACQUIRED   SHARES SOLD
--------------                                      ------------ ------------
  Janus Portfolio -- Institutional Shares.......... $  2,532,247 $ 10,935,748
  Janus Portfolio -- Service Shares................      439,326    1,592,274
  Overseas Portfolio -- Institutional Shares.......   17,038,460   24,249,988
  Overseas Portfolio -- Service Shares.............      801,884    3,232,132
  Research Core Portfolio -- Institutional Shares..            7        9,517
  Worldwide Portfolio -- Institutional Shares......    3,230,683   12,598,553
  Worldwide Portfolio -- Service Shares............      687,074    1,939,662
Legg Mason Partners Variable Equity Trust
  Legg Mason ClearBridge Variable Aggressive
   Growth Portfolio -- Class II....................    1,196,418    2,476,376
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class I....................      820,788    1,493,910
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class II...................    5,829,430    5,934,136
  Legg Mason ClearBridge Variable Fundamental
   Value Portfolio -- Class I......................    1,308,727    2,496,013
  Legg Mason ClearBridge Variable Investors
   Portfolio -- Class I............................    1,338,028    4,147,851
Legg Mason Partners Variable Income Trust
  Legg Mason Western Asset Variable Strategic
   Bond Portfolio -- Class I.......................    3,109,453    5,422,453
MFS(R) Variable Insurance Trust
  MFS(R) Investors Growth Stock Series -- Service
   Class Shares....................................    1,137,531    3,246,557
  MFS(R) Investors Trust Series -- Service Class
   Shares..........................................      619,622    2,430,390
  MFS(R) New Discovery Series -- Service Class
   Shares..........................................    8,479,022    8,489,285
  MFS(R) Strategic Income Series -- Service Class
   Shares..........................................    1,385,415    1,393,679
  MFS(R) Total Return Series -- Service Class
   Shares..........................................   46,119,958   41,862,910
  MFS(R) Utilities Series -- Service Class Shares..    6,205,616   13,723,564
Oppenheimer Variable Account Funds
  Oppenheimer Balanced Fund/VA -- Non-Service
   Shares..........................................    2,102,795    6,571,665
  Oppenheimer Balanced Fund/VA -- Service Shares...   16,757,035   17,161,303
  Oppenheimer Capital Appreciation Fund/VA --
   Non-Service Shares..............................    2,148,618    9,717,999
  Oppenheimer Capital Appreciation Fund/VA --
   Service Shares..................................    2,993,048    3,322,968
  Oppenheimer Core Bond Fund/VA -- Non-Service
   Shares..........................................    2,609,390    6,856,898
  Oppenheimer Global Securities Fund/VA --
   Service Shares..................................   52,389,245   58,336,636
  Oppenheimer High Income Fund/VA -- Non-Service
   Shares..........................................    2,612,023    3,655,751
  Oppenheimer Main Street Fund/VA -- Service
   Shares..........................................   97,184,658   95,194,907
  Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares..................................   27,689,888   29,571,109
  Oppenheimer MidCap Fund/VA -- Non-Service Shares.      700,360    4,776,654
  Oppenheimer MidCap Fund/VA -- Service Shares.....      296,901      579,491
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor Class Shares......    6,022,856    5,862,310
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares.....................    1,408,988    1,657,367
  High Yield Portfolio -- Administrative Class
   Shares..........................................   72,194,469   59,871,932
  Long-Term U.S. Government Portfolio --
   Administrative Class Shares.....................   61,777,299   61,958,560
  Low Duration Portfolio -- Administrative Class
   Shares..........................................  321,687,151  243,092,029
  Total Return Portfolio -- Administrative Class
   Shares..........................................  256,186,931  189,632,337
Rydex Variable Trust
  NASDAQ-100(R) Fund...............................    3,764,286    4,145,334
The Alger Portfolios
  Alger Large Cap Growth Portfolio -- Class I-2
   Shares..........................................    2,330,155    7,698,769
  Alger Small Cap Growth Portfolio -- Class I-2
   Shares..........................................    3,687,583    7,580,928

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                    COST OF     PROCEEDS
                                                     SHARES       FROM
FUND/PORTFOLIO                                      ACQUIRED   SHARES SOLD
--------------                                     ----------- -----------
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio -- Class II
   Shares......................................... $11,673,526 $ 8,628,684
  Jennison Portfolio -- Class II Shares...........     391,207     687,329
  Natural Resources Portfolio -- Class II Shares..  48,019,595  38,204,512
  SP International Growth Portfolio -- Class II
   Shares.........................................         160      49,692
  SP Prudential U.S. Emerging Growth Portfolio --
   Class II Shares................................       4,813       4,855
The Universal Institutional Funds, Inc.
  Equity and Income Portfolio -- Class II Shares..  16,409,350  14,841,952
Van Kampen Life Investment Trust
  Capital Growth Portfolio -- Class II Shares.....   2,347,011   2,797,758
  Comstock Portfolio -- Class II Shares...........  12,858,247  19,924,333

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.4% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

  (D) BONUS CREDIT

   For contract P1152, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


(6)FINANCIAL HIGHLIGHTS

   GLAIC offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007, 2006 and 2005 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                                EXPENSES AS A                            NET
                                 % OF AVERAGE                           ASSETS
                                NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- --------- -------------- ------ -------------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009........................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225     1.21%        45.60% to   44.34%
   2008........................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642     2.32%      (52.60)% to (53.01)%
   2007........................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722     0.36%       (0.11)% to  (0.98)%
   2006........................ 1.45% to 2.30% 1,909,128 16.31 to 11.58 29,813     0.41%        11.31% to   10.35%
   2005........................ 1.45% to 2.30% 1,925,238 14.65 to 10.50 27,322     0.49%         8.28% to    3.12%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2009........................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020     0.62%        20.17% to   18.54%
   2008........................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716     0.00%      (42.92)% to (43.70)%
   2007........................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929     0.00%        11.17% to    9.65%
   2006........................ 0.75% to 2.30% 3,971,594  7.37 to 11.01 30,220     0.06%         5.51% to    3.86%
   2005........................ 0.75% to 2.10% 3,102,434 13.83 to  6.53 22,640     0.06%        15.23% to    6.56%
 AIM V.I. Capital Development
   Fund -- Series I shares
   2009........................ 0.75% to 0.75%       507 11.96 to 11.96      6     0.00%        41.30% to   41.30%
   2008........................ 0.75% to 0.75%     2,002  8.47 to  8.47     17     1.66%      (47.42)% to (47.42)%
   2007........................ 0.75% to 0.75%     1,328 16.10 to 16.10     21     3.05%        10.01% to   10.01%
   2006........................ 0.75% to 0.75%     1,195 14.64 to 14.64     17     0.12%        15.65% to   15.65%
   2005........................ 0.75% to 0.75%       974 12.66 to 12.66     12     0.00%         8.79% to    8.79%
 AIM V.I. Core Equity Fund --
   Series I shares
   2009........................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053     1.76%        27.34% to   25.35%
   2008........................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617     2.07%      (30.67)% to (31.75)%
   2007........................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386     1.02%         7.30% to    5.62%
   2006........................ 0.75% to 0.75% 2,749,575  9.45 to  9.45 29,700     0.81%        15.83% to   15.83%
   2005........................ 0.75% to 0.75%       283  8.16 to  8.16      2     0.84%         4.52% to    4.52%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                            NET
                                 % OF AVERAGE                           ASSETS
                                NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- --------- -------------- ------ -------------- --------------------
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2009........................ 1.45% to 2.20%    43,366 10.53 to  6.09    396      0.00%       29.20% to   28.21%
   2008........................ 1.45% to 2.20%    47,714  8.15 to  4.75    339     15.03%     (45.52)% to (45.94)%
   2007........................ 1.45% to 2.20%    17,946 14.96 to 11.71    242     10.30%      (7.14)% to  (7.85)%
   2006........................ 1.45% to 2.05%     2,948 16.11 to 14.94     47      2.29%       40.18% to   39.33%
   2005........................ 1.45% to 1.45%       608 11.49 to 11.49      7      2.92%       14.89% to   14.89%
 AIM V.I. Government
   Securities Fund --
   Series I shares
   2009........................ 0.75% to 0.75%       183 14.88 to 14.88      3      4.44%      (0.61)% to  (0.61)%
   2008........................ 0.75% to 0.75%     1,504 14.97 to 14.97     22      4.17%       11.47% to   11.47%
   2007........................ 0.75% to 0.75%     1,558 13.43 to 13.43     21      5.18%        5.54% to    5.54%
   2006........................ 0.75% to 0.75%     1,223 12.72 to 12.72     16      7.79%        2.78% to    2.78%
   2005........................ 0.75% to 0.75%       945 12.38 to 12.38     12      3.28%        0.90% to    0.90%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009........................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967      1.42%       32.96% to   31.47%
   2008........................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090      0.49%     (41.39)% to (42.05)%
   2007........................ 1.45% to 2.55% 5,648,638 17.52 to 10.34 89,441      0.47%       12.75% to    5.07%
   2006........................ 1.45% to 2.30% 2,947,792 15.54 to 13.39 43,431      1.38%       26.03% to   24.95%
   2005........................ 1.45% to 2.30% 1,071,925 12.33 to 10.72 13,152      1.31%       18.94% to    7.20%
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2009........................ 1.45% to 2.05%       665  8.78 to  8.59      6      0.17%       24.17% to   23.41%
   2008........................ 1.45% to 1.45%     2,501  7.07 to  7.07     18      0.01%     (39.18)% to (39.18)%
   2007........................ 1.45% to 1.45%     2,692 11.63 to 11.63     31      0.03%       13.96% to   13.96%
   2006........................ 1.45% to 2.20%     2,805 10.20 to 10.15     29      0.22%        2.03% to    1.51%
   2005........................ 1.45% to 1.45%       312 12.36 to 12.36      4      0.72%        2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2009........................ 0.75% to 0.75%     3,240  3.05 to  3.05     10      0.00%       56.18% to   56.18%
   2008........................ 0.75% to 0.75%     3,253  1.95 to  1.95      6      0.00%     (44.92)% to (44.92)%
   2007........................ 0.75% to 0.75%     3,184  3.55 to  3.55     11      0.00%        6.89% to    6.89%
   2006........................ 0.75% to 0.75%     3,165  3.32 to  3.32     11      0.00%        9.66% to    9.66%
   2005........................ 0.75% to 0.75%     3,126  3.03 to  3.03      9      0.00%        1.41% to    1.41%
 AIM V.I. Utilities Fund --
   Series I shares
   2009........................ 0.75% to 0.75%       279  9.82 to  9.82      3      4.76%       14.07% to   14.07%
   2008........................ 0.75% to 0.75%       404  8.61 to  8.61      3      3.05%     (32.86)% to (32.86)%
   2007........................ 0.75% to 0.75%       290 12.82 to 12.82      4      2.00%       19.73% to   19.73%
   2006........................ 0.75% to 0.75%       817 10.71 to 10.71      9      3.28%       24.52% to   24.52%
   2005........................ 0.75% to 0.75%       796  8.60 to  8.60      7      2.38%       15.96% to   15.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                             NET
                               % OF AVERAGE                            ASSETS
                              NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- ---------- -------------- ------- -------------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy
   Portfolio -- Class B
   2009...................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460     0.82%        22.65% to   21.28%
   2008...................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167     3.18%      (31.22)% to (31.99)%
   2007...................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350     0.00%         5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth
   Portfolio -- Class B
   2009...................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577     0.00%        50.92% to   49.93%
   2008...................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098     0.00%      (48.23)% to (48.57)%
   2007...................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431     0.00%        18.15% to   17.36%
   2006...................... 1.45% to 2.30%    279,527 14.90 to 11.26   4,147     0.00%         6.81% to    5.90%
   2005...................... 1.45% to 2.10%    292,803 14.21 to 10.03   4,067     0.00%         2.15% to    1.48%
 AllianceBernstein Growth
   and Income Portfolio --
   Class B
   2009...................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933     3.49%        18.97% to   17.58%
   2008...................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944     4.34%      (41.38)% to (42.06)%
   2007...................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327     1.54%         3.65% to    2.44%
   2006...................... 1.15% to 2.30% 13,122,419 16.20 to 11.99 183,423     1.15%        15.64% to   14.30%
   2005...................... 1.15% to 2.30% 14,848,760 14.01 to 10.49 180,466     1.27%         6.20% to    2.30%
 AllianceBernstein
   International Value
   Portfolio -- Class B
   2009...................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523     1.12%        32.41% to   30.93%
   2008...................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474     2.08%      (53.96)% to (54.48)%
   2007...................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154     2.45%         4.04% to  (2.59)%
   2006...................... 1.45% to 2.30%  6,462,121 16.12 to 14.06  98,953     1.37%        33.17% to   32.02%
   2005...................... 1.45% to 2.30%  1,821,627 12.10 to 10.65  21,933     0.96%        18.49% to    6.50%
 AllianceBernstein Large Cap
   Growth Portfolio --
   Class B
   2009...................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764     0.00%        35.12% to   33.95%
   2008...................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864     0.00%      (40.69)% to (41.21)%
   2007...................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206     0.00%        11.96% to   10.99%
   2006...................... 1.45% to 2.30%  4,382,691 13.61 to 10.61  32,212     0.00%       (2.08)% to  (2.92)%
   2005...................... 1.45% to 2.30%  4,758,699 13.90 to  6.45  35,074     0.00%        13.18% to    9.26%
 AllianceBernstein Small Cap
   Growth Portfolio --
   Class B
   2009...................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848     0.00%        39.23% to   38.18%
   2008...................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590     0.00%      (46.41)% to (46.82)%
   2007...................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344     0.00%        12.04% to   11.75%
   2006...................... 1.50% to 1.70%    781,360  9.24 to  9.12   7,654     0.00%         8.85% to    8.63%
   2005...................... 1.50% to 1.70%    818,120 10.29 to  8.39   7,351     0.00%         3.29% to    3.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                             NET
                               % OF AVERAGE                            ASSETS
                              NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- ---------- -------------- ------- -------------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2009...................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852     1.88%         8.64% to    7.43%
   2008...................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952     1.46%       (3.03)% to  (4.11)%
   2007...................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157     4.68%         7.91% to    6.98%
   2006...................... 1.45% to 2.30%    389,505  9.97 to  9.92   3,877     3.38%         0.11% to  (0.75)%
   2005...................... 1.45% to 2.30%    170,088 10.00 to  9.91   1,693     3.74%         0.00% to  (0.89)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2009...................... 1.45% to 2.05%     14,396 12.11 to  8.55     150     4.35%        16.39% to   15.68%
   2008...................... 1.45% to 2.05%     10,530 10.40 to  7.39      88     2.00%      (35.54)% to (35.93)%
   2007...................... 1.45% to 2.05%      9,983 16.14 to 11.54     132     1.83%       (1.52)% to  (2.13)%
   2006...................... 1.45% to 2.05%      9,996 16.39 to 11.79     136     1.21%        15.39% to   14.69%
   2005...................... 1.45% to 1.50%      2,822 14.38 to 14.20      41     0.56%         3.12% to    3.07%
 VP International Fund --
   Class I
   2009...................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038     2.24%        31.83% to   30.82%
   2008...................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908     0.80%      (45.62)% to (46.04)%
   2007...................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331     0.58%        16.34% to   15.45%
   2006...................... 1.45% to 2.05%    111,161 19.60 to 13.06   1,556     0.06%        23.22% to   22.47%
   2005...................... 1.45% to 1.45%         60 15.91 to 15.91       1     0.00%        11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2009...................... 1.45% to 2.05%      6,963 11.27 to  8.96      68     0.25%        32.53% to   31.72%
   2008...................... 1.45% to 2.05%      6,048  8.50 to  6.81      43     0.00%      (42.33)% to (42.68)%
   2007...................... 1.45% to 2.05%      4,990 14.74 to 11.87      62     0.00%        19.25% to   18.52%
   2006...................... 1.45% to 2.05%      5,745 12.36 to 10.02      60     0.00%       (4.67)% to  (5.25)%
   2005...................... 1.45% to 1.85%      3,944 13.00 to 10.94      44     0.00%         9.40% to    0.64%
 VP Value Fund -- Class I
   2009...................... 1.45% to 2.05%     14,765 13.50 to  9.60     197     5.51%         18.13% to  17.41%
   2008...................... 1.45% to 2.10%     16,009 11.43 to  7.43     176     7.26%      (27.84)% to (28.32)%
   2007...................... 1.45% to 2.10%     14,003 15.84 to 10.37     212     6.30%       (6.52)% to  (7.14)%
   2006...................... 1.45% to 2.05%     22,032 16.94 to 12.27     308     2.37%        16.94% to   16.23%
   2005...................... 1.45% to 1.45%      2,335 14.49 to 14.49      34     5.94%         3.51% to    3.51%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2009...................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705     1.87%         28.97% to  27.86%
   2008...................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865     2.10%      (37.82)% to (38.36)%
   2007...................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049     2.41%         0.05% to  (0.82)%
   2006...................... 1.45% to 2.30%  1,008,415 13.18 to 12.44  13,161     4.05%        19.84% to   18.81%
   2005...................... 1.45% to 2.30%    524,088 11.00 to 10.47   5,730     0.39%         7.36% to    0.37%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares
   2009........................ 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813      2.02%       19.16% to   17.83%
   2008........................ 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978      2.67%     (20.84)% to (21.72)%
   2007........................ 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528      5.93%       15.05% to   14.10%
   2006........................ 1.45% to 2.30%  5,164,141 12.69 to 11.78  60,201      9.12%       14.72% to   13.74%
   2005........................ 1.45% to 2.20%     92,490 11.07 to 11.01   1,024      0.00%       10.65% to   10.09%
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares
   2009........................ 1.45% to 2.10%    316,268  9.64 to  9.29   3,034      0.38%       24.79% to   23.97%
   2008........................ 1.45% to 2.10%    310,603  7.73 to  7.49   2,390      0.26%     (41.75)% to (42.14)%
   2007........................ 1.45% to 2.10%    245,703 13.27 to 12.95   3,246      0.06%        6.49% to    5.79%
   2006........................ 1.45% to 2.30%    234,288 12.46 to 11.34   2,912      0.06%        5.34% to    4.43%
   2005........................ 1.45% to 2.10%    104,238 11.83 to 11.70   1,231      0.00%        8.87% to    8.16%
 BlackRock Value
   Opportunities V.I. Fund --
   Class III Shares
   2009........................ 1.45% to 2.30%    554,479  9.76 to  8.18   5,196      0.61%       26.21% to   25.12%
   2008........................ 1.45% to 2.30%    582,155  7.73 to  6.54   4,345      3.25%     (41.08)% to (41.59)%
   2007........................ 1.45% to 2.30%    575,082 13.12 to 11.20   7,408      5.34%      (2.59)% to  (3.43)%
   2006........................ 1.45% to 2.30%    543,167 13.47 to 11.59   7,200     47.14%       10.65% to    9.70%
   2005........................ 1.45% to 2.30%    374,763 12.17 to 10.57   4,539      1.51%       19.05% to    5.69%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable Series --
   Class A
   2009........................ 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308      0.78%       24.83% to   23.75%
   2008........................ 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303      0.31%     (40.33)% to (40.84)%
   2007........................ 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729      0.08%       15.76% to   14.76%
   2006........................ 1.45% to 2.30%  3,884,022 15.25 to 11.03  57,287      0.00%        4.56% to    3.66%
   2005........................ 1.45% to 2.30%  3,682,302 14.58 to 10.64  52,570      0.00%       12.10% to    5.09%
 Columbia Marsico
   International Opportunities
   Fund, Variable Series --
   Class B
   2009........................ 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350      1.88%       35.95% to   34.43%
   2008........................ 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646     10.70%     (49.24)% to (49.80)%
   2007........................ 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978      1.86%       17.93% to   19.81%
   2006........................ 1.45% to 2.30%  5,251,780 22.01 to 13.42 101,186      1.34%       21.44% to   20.40%
   2005........................ 1.45% to 2.30%  3,229,809 18.12 to 11.15  55,310      1.00%       25.11% to   11.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                          NET
                                    % OF AVERAGE                         ASSETS
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ -------------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2009........................... 1.45% to 2.05%   4,256 18.85 to 10.42    73       1.63%       27.41% to   26.63%
   2008........................... 1.45% to 2.05%   4,267 14.80 to  8.23    59      10.33%     (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%   4,211 22.64 to 12.66    89       3.79%        1.17% to    0.55%
   2006........................... 1.45% to 2.05%   3,490 22.37 to 12.60    72       0.38%       22.79% to   22.05%
   2005........................... 1.45% to 1.45%     634 18.22 to 18.22    12       0.00%        8.19% to    8.19%
 DWS Strategic Value VIP --
   Class B Shares
   2009........................... 1.45% to 2.05%   9,106 11.17 to  7.52    81       4.30%       23.13% to   22.38%
   2008........................... 1.45% to 2.05%   9,267  9.07 to  6.14    67       7.12%     (46.94)% to (47.27)%
   2007........................... 1.45% to 2.05%   9,105 17.10 to 11.65   129       1.05%      (3.61)% to   (4.20%
   2006........................... 1.45% to 2.05%   8,948 17.74 to 12.16   133       0.85%       16.50% to   15.79%
   2005........................... 1.45% to 1.45%     558 15.23 to 15.23     9       1.37%        5.96% to    5.96%
 DWS Technology VIP -- Class B
   Shares
   2009........................... 1.45% to 1.50%     806 12.40 to 14.04    10       0.00%       57.61% to   57.53%
   2008........................... 1.45% to 1.50%     852  7.86 to  8.91     7       0.00%     (47.22)% to (47.25)%
   2007........................... 1.45% to 1.50%     792 14.90 to 16.90    12       0.00%       12.18% to   12.12%
   2006........................... 1.45% to 2.05%     759 13.28 to 10.46    10       0.00%      (1.02)% to  (1.62)%
   2005........................... 1.45% to 1.50%     289 15.23 to 13.42     4       0.07%        1.77% to    1.72%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2009........................... 1.45% to 2.05%   7,278 12.76 to  8.53    86       1.37%       33.54% to   32.73%
   2008........................... 1.45% to 2.05%   9,473  9.56 to  6.43    86       7.20%     (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%   9,176 16.27 to 11.01   144       2.47%        0.02% to  (0.59)%
   2006........................... 1.45% to 2.05%  10,174 16.27 to 11.08   157       1.84%        6.19% to    5.55%
   2005........................... 1.45% to 1.85%   2,217 15.32 to 11.45    31       0.01%       14.55% to    7.59%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2009........................... 1.45% to 2.20%  45,268 10.57 to  9.98   473       0.15%      (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%  75,117 10.72 to 10.60   798       2.24%        1.05% to    0.44%
   2007........................... 1.45% to 2.20%  60,564 10.61 to 10.43   638       4.32%        3.30% to    2.51%
   2006........................... 1.45% to 2.05%  50,811 10.27 to 10.28   523       4.59%        3.09% to    2.46%
   2005........................... 1.45% to 1.85%  12,121 10.08 to  9.91   122       2.98%        1.18% to    0.76%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2009........................... 1.50% to 2.05% 612,680  5.92 to 10.00 3,642       0.96%       31.75% to   31.01%
   2008........................... 1.50% to 2.05% 668,346  4.49 to  7.63 3,015       0.76%     (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05% 723,086  6.95 to 11.88 5,055       0.54%        6.16% to    5.56%
   2006........................... 1.45% to 2.05% 813,509 13.77 to 11.25 5,372       0.11%        7.62% to    6.97%
   2005........................... 1.50% to 1.70% 901,194  6.99 to  6.02 5,536       0.00%        2.07% to    1.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET
                                   % OF AVERAGE                           ASSETS
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ -------------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2009.......................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369      4.81%       42.22% to   40.63%
   2008.......................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804      5.63%     (28.19)% to (28.99)%
   2007.......................... 1.45% to 2.55% 6,162,498 10.95 to  9.77 65,664      5.83%        0.14% to  (3.46)%
   2006.......................... 1.45% to 2.30% 4,295,739 10.94 to 10.34 46,744      5.79%        3.98% to    3.08%
   2005.......................... 1.45% to 2.20% 4,297,266 10.52 to 10.12 45,015      4.08%        2.36% to    1.16%
 VT Worldwide Health Sciences
   Fund
   2009.......................... 1.45% to 2.20%   600,861 13.51 to 11.16  8,226      2.33%        8.81% to    7.98%
   2008.......................... 1.45% to 2.20%   723,917 12.41 to 10.34  9,182      0.00%      (8.43)% to  (9.13)%
   2007.......................... 1.45% to 2.20%   757,721 13.56 to 11.38 10,454      0.00%        4.62% to    3.82%
   2006.......................... 1.45% to 2.30%   876,192 12.96 to 10.40 11,571      0.00%      (1.45)% to  (2.29)%
   2005.......................... 1.45% to 2.20%   890,740 14.69 to 10.28 11,959      0.00%       12.21% to    4.79%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2009.......................... 1.45% to 1.95%   564,647 12.60 to 12.81  7,062      0.77%       41.50% to   40.79%
   2008.......................... 1.45% to 1.85%   140,721  8.90 to  8.73  1,250      0.00%     (28.46)% to (28.75)%
   2007.......................... 1.45% to 1.85%    85,037 12.44 to 12.26  1,055      0.25%       10.11% to    9.66%
   2006.......................... 1.45% to 2.30%    64,164 11.30 to 10.82    723      0.00%        4.17% to    3.27%
   2005.......................... 1.45% to 1.85%    44,801 10.85 to 10.78    486      0.02%        2.07% to    1.66%
Federated Insurance Series
 Federated Capital Income
   Fund II
   2009                           1.15% to 1.60%   721,714 17.61 to  8.79  9,640      6.32%       26.80% to   26.23%
   2008                           1.15% to 1.60%   855,909 13.89 to  6.96  9,050      6.06%     (21.30)% to (21.65)%
   2007                           1.15% to 1.60% 1,088,722 17.65 to  8.89 14,801      5.30%        2.83% to    2.37%
   2006                           1.15% to 1.60% 1,431,042 17.16 to  8.68 18,752      6.04%       14.32% to   13.80%
   2005                           1.15% to 1.60% 1,648,487 15.01 to  7.63 19,590      5.42%        5.07% to    4.59%
 Federated Clover Value Fund II
   -- Primary Shares
   2009.......................... 1.15% to 1.60% 1,228,187 14.59 to  7.40 13,862      2.77%       13.40% to   12.88%
   2008.......................... 1.15% to 1.60% 1,500,152 12.87 to  6.56 15,001      6.65%     (34.56)% to (34.85)%
   2007.......................... 1.15% to 1.60% 2,015,253 19.66 to 10.07 30,712      2.79%     (10.71)% to (11.12)%
   2006.......................... 1.15% to 1.60% 2,636,575 22.02 to 11.32 45,394      2.29%       15.47% to   14.95%
   2005.......................... 1.15% to 1.60% 3,421,019 19.07 to  9.85 51,833      1.59%        3.82% to    3.35%
 Federated High Income Bond
   Fund II -- Primary Shares
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825     10.21%       51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14 17,443     10.25%     (26.85)% to (27.18)%
   2007.......................... 1.15% to 1.60% 2,067,050 21.01 to 12.55 33,363      8.24%        2.23% to    1.77%
   2006.......................... 1.15% to 1.60% 2,734,643 20.55 to 12.33 43,511      9.06%        9.53% to    9.04%
   2005.......................... 1.15% to 1.60% 3,435,540 18.76 to 11.31 50,854      8.41%        1.48% to    1.02%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET
                                  % OF AVERAGE                            ASSETS
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- -------------- --------------------
 Federated High Income Bond
   Fund II -- Service Shares
   2009......................... 1.45% to 2.30%  2,322,730 14.59 to 11.84  33,936     9.28%        50.27% to   48.97%
   2008......................... 1.45% to 2.30%  2,234,174  9.71 to  7.94  21,881     9.67%      (27.17)% to (27.80)%
   2007......................... 1.45% to 2.30%  2,825,333 13.33 to 11.00  38,240     7.57%         1.68% to    0.80%
   2006......................... 1.45% to 2.30%  3,139,428 13.11 to 10.92  41,883     8.12%         8.97% to    8.03%
   2005......................... 1.45% to 2.30%  3,336,310 13.02 to 10.10  40,903     8.21%         3.95% to    0.03%
 Federated Kaufmann Fund II
   -- Service Shares
   2009......................... 1.45% to 2.55%  4,895,409 16.05 to  7.90  56,115     0.00%        27.23% to   25.81%
   2008......................... 1.45% to 2.55%  4,812,138 12.61 to  6.28  45,845     2.98%      (42.75)% to (43.39)%
   2007......................... 1.45% to 2.10%  2,613,449 22.03 to 15.47  56,888     1.73%        18.87% to   18.08%
   2006......................... 1.45% to 2.30%  2,729,349 18.54 to 11.88  49,853     0.60%        12.94% to   11.97%
   2005......................... 1.45% to 2.10%  2,598,587 16.41 to 11.67  42,072     0.00%        19.04% to    8.56%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM
   /Portfolio -- Initial Class
   2009......................... 1.15% to 1.60%  2,680,632 33.89 to 11.17  75,497     2.53%        27.63% to   27.05%
   2008......................... 1.15% to 1.60%  3,076,370 26.55 to  8.79  68,001     8.71%      (29.54)% to (29.86)%
   2007......................... 1.15% to 1.60%  3,723,741 37.69 to 12.54 116,426     6.07%        14.17% to   13.65%
   2006......................... 1.15% to 1.60%  4,607,975 33.01 to 11.03 125,274     2.85%         6.09% to    5.61%
   2005......................... 1.15% to 1.60%  5,612,856 31.12 to 10.45 145,425     2.89%         2.85% to    2.39%
 VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2
   2009......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260     2.18%        26.89% to   25.80%
   2008......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286     8.68%      (29.94)% to (30.54)%
   2007......................... 1.45% to 2.30%  2,179,780 12.70 to 12.15  27,112     5.77%        13.50% to   12.51%
   2006......................... 1.45% to 2.30%  2,406,777 11.19 to 10.80  26,494     1.86%         5.59% to    4.68%
   2005......................... 1.45% to 2.30%  1,719,286 10.60 to 10.32  18,085     1.74%         5.68% to    1.50%
 VIP Balanced Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552     2.15%        36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795     2.82%      (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928     4.40%         7.13% to    0.71%
   2006......................... 1.45% to 2.45%  1,796,891 10.43 to 10.36  18,660     0.00%         4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027     1.38%        34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791     0.98%      (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218     4.97%        16.23% to   15.70%
   2006......................... 1.15% to 1.60% 15,122,578 42.90 to 14.53 365,720     1.29%        10.44% to    9.94%
   2005......................... 1.15% to 1.60% 17,346,810 38.84 to 13.21 395,149     0.32%        15.60% to   15.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET
                                  % OF AVERAGE                            ASSETS
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- -------------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161     1.18%        33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786     0.73%      (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264     5.67%        15.59% to   14.76%
   2006......................... 1.45% to 2.30% 15,703,609 17.76 to 11.63 222,580     1.05%         9.82% to    8.88%
   2005......................... 1.45% to 2.20% 14,601,767 16.17 to 11.72 186,832     0.13%        18.64% to   14.21%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427     0.02%        33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364     0.47%      (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276     5.22%         5.17% to    4.48%
   2006......................... 1.45% to 2.30%    318,324 15.77 to 12.06   4,966     0.25%        12.17% to   11.20%
   2005......................... 1.45% to 2.10%    272,005 14.06 to 11.11   3,783     0.00%        18.93% to   18.15%
 VIP Equity-Income Portfolio
   -- Initial Class
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098     2.22%        28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268     2.23%      (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498     2.12%         0.36% to  (0.10)%
   2006......................... 1.15% to 1.60% 11,178,345 63.26 to 13.18 354,377     4.64%        18.82% to   18.28%
   2005......................... 1.15% to 1.60% 12,732,143 53.24 to 11.15 360,949     2.16%         4.65% to    4.18%
 VIP Equity-Income Portfolio
   -- Service Class 2
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555     2.02%        28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612     1.67%      (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977     2.31%       (0.20)% to  (9.14)%
   2006......................... 1.45% to 2.30% 11,552,360 16.96 to 12.32 167,917     4.30%        18.19% to   17.18%
   2005......................... 1.45% to 2.30% 11,457,949 14.35 to 10.51 140,869     1.84%         8.90% to    3.25%
 VIP Growth & Income
   Portfolio -- Initial Class
   2009......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458     1.04%        26.25% to   25.17%
   2008......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128     3.31%      (42.14)% to (42.63)%
   2007......................... 0.75% to 1.60%  3,891,828 12.79 to 11.57  59,736     4.74%        11.28% to   10.33%
   2006......................... 0.75% to 1.60%  5,004,800 11.49 to 10.49  70,323     0.97%        12.33% to   11.38%
   2005......................... 0.75% to 1.60%  6,261,125 16.51 to  9.42  80,236     1.61%         6.83% to    5.92%
 VIP Growth & Income
   Portfolio -- Service
   Class 2
   2009......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711     0.84%        25.17% to   24.22%
   2008......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964     3.03%      (42.74)% to (43.18)%
   2007......................... 1.45% to 2.20%  2,598,880 15.45 to 13.34  32,268     4.23%        10.23% to    9.38%
   2006......................... 1.45% to 2.30%  2,942,071 14.02 to 11.63  33,025     0.71%        11.22% to   10.27%
   2005......................... 1.45% to 2.20%  3,239,571 12.61 to  9.49  32,441     1.34%        10.64% to    5.15%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                               EXPENSES AS A                             NET
                                % OF AVERAGE                            ASSETS
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- -------------- --------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2009....................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553     0.48%        44.76% to   43.52%
   2008....................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395     0.38%      (55.36)% to (55.74)%
   2007....................... 0.75% to 1.60%  1,631,250 11.10 to  9.49  20,620     0.00%        22.25% to   21.21%
   2006....................... 0.75% to 1.60%  1,977,585  9.08 to  7.83  20,640     0.79%         4.67% to    3.78%
   2005....................... 0.75% to 1.60%  2,631,347 12.25 to  7.55  26,579     0.98%         8.08% to    7.16%
 VIP Growth Portfolio --
   Initial Class
   2009....................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484     0.52%        26.81% to   26.24%
   2008....................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332     0.75%      (47.78)% to (48.01)%
   2007....................... 1.15% to 1.60%  5,632,081 67.95 to 10.95 152,421     0.93%        25.50% to   24.93%
   2006....................... 1.15% to 1.60%  7,128,035 54.14 to  8.77 155,242     0.42%         5.62% to    5.15%
   2005....................... 1.15% to 1.60%  8,949,110 51.26 to  8.34 187,625     0.53%         4.59% to    4.11%
 VIP Growth Portfolio --
   Service Class 2
   2009....................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119     0.30%        26.11% to   25.02%
   2008....................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606     0.53%      (48.07)% to (48.52)%
   2007....................... 1.45% to 2.30%  6,163,722 17.25 to 13.55  60,377     0.46%        24.81% to   23.73%
   2006....................... 1.45% to 2.30%  6,327,145 13.82 to 10.95  49,669     0.17%         5.03% to    4.13%
   2005....................... 1.45% to 2.30%  7,097,801 13.16 to  6.35  52,415     0.28%        11.44% to    3.19%
 VIP Investment Grade Bond
   Portfolio -- Service
   Class 2
   2009....................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610     8.49%        13.80% to   12.53%
   2008....................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309     3.67%       (4.86)% to  (5.92)%
   2007....................... 1.45% to 2.55%  2,814,213 10.11 to 10.04  28,348     0.11%         1.68% to    0.55%
 VIP Mid Cap Portfolio --
   Initial Class
   2009....................... 0.75% to 0.75%      1,505 20.38 to 20.38      31     1.23%        39.04% to   39.04%
   2008....................... 0.75% to 0.75%      1,526 14.66 to 14.66      22     4.89%      (39.90)% to (39.90)%
   2007....................... 0.75% to 0.75%      1,510 24.39 to 24.39      37     1.98%        14.76% to   14.76%
   2006....................... 0.75% to 0.75%      2,165 21.25 to 21.25      46     1.33%        11.86% to   11.86%
   2005....................... 0.75% to 0.75%      1,987 19.00 to 19.00      38     0.00%        17.42% to   17.42%
VIP Mid Cap Portfolio --
  Service Class 2
   2009....................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986     0.95%        38.14% to   36.19%
   2008....................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557     5.01%      (40.30)% to (41.15)%
   2007....................... 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529     0.61%        14.00% to    8.25%
   2006....................... 1.15% to 2.30% 12,522,594 22.30 to 11.70 248,786     1.26%        11.11% to    9.82%
   2005....................... 1.15% to 2.30% 14,074,825 20.07 to 10.66 253,445     0.00%        20.82% to    6.57%
VIP Overseas Portfolio --
  Initial Class
   2009....................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424     2.42%        25.58% to   24.51%
   2008....................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712     4.84%      (44.23)% to (44.70)%
   2007....................... 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245     3.26%        16.43% to   15.43%
   2006....................... 0.75% to 1.60%  3,799,436 12.21 to 13.60  89,338     1.51%        17.20% to   16.20%
   2005....................... 0.75% to 1.60%  4,093,905 30.58 to 10.42  85,081     1.20%        18.16% to   17.15%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
VIP Value Strategies Portfolio
  -- Service Class 2...........
   2009........................ 1.45% to 2.20%    410,826 10.05 to  9.97   4,067      0.39%       54.87% to   53.69%
   2008........................ 1.45% to 2.20%    351,190  6.49 to  6.49   2,239     16.40%     (51.99)% to (52.36)%
   2007........................ 1.45% to 2.20%    519,733 13.52 to 13.61   7,000      7.08%        3.90% to    3.11%
   2006........................ 1.45% to 2.30%    328,408 13.01 to 12.19   4,262      2.14%       14.33% to   13.35%
   2005........................ 1.45% to 2.20%    253,954 11.66 to 11.26   2,886      0.09%       16.56% to    0.28%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2009........................ 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292      8.22%       33.63% to   32.14%
   2008........................ 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811      6.16%     (30.68)% to (31.45)%
   2007........................ 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026      3.52%        2.24% to  (5.51)%
   2006........................ 1.45% to 2.30% 35,127,803 12.13 to 11.45 408,565      3.68%       16.53% to   15.53%
   2005........................ 1.45% to 2.30%  5,924,883 10.41 to  9.91  60,208      0.31%        4.07% to  (0.86)%
Franklin Large Cap Growth
  Securities Fund -- Class 2
  Shares
   2009........................ 1.45% to 2.05%     34,602 12.02 to  9.53     405      1.37%       27.85% to   27.07%
   2008........................ 1.45% to 2.10%     47,853  9.40 to  7.13     421      3.89%     (35.48)% to (35.91)%
   2007........................ 1.45% to 2.10%     55,794 14.57 to 11.12     773      0.96%        4.68% to    3.99%
   2006........................ 1.45% to 2.05%     95,866 13.92 to 11.24   1,139      0.30%        9.29% to    8.63%
   2005........................ 1.45% to 1.85%      3,727 12.74 to 10.40      45      0.22%        3.99% to  (0.41)%
Franklin Templeton VIP
  Founding Funds Allocation
  Fund -- Class 2 Shares
   2009........................ 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206      2.43%       28.36% to   26.93%
   2008........................ 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562      2.47%     (36.80)% to (37.51)%
   2007........................ 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235      0.00%      (2.35)% to  (3.43)%
Mutual Shares Securities Fund
  -- Class 2 Shares
   2009........................ 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585      2.00%       24.22% to   22.83%
   2008........................ 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754      2.82%     (38.02)% to (38.72)%
   2007........................ 1.45% to 2.45%  2,155,502 17.24 to 10.95  32,728      2.54%        1.97% to    0.93%
   2006........................ 1.45% to 2.05%  1,979,743 16.91 to 12.09  27,995      0.40%       16.67% to   15.96%
   2005........................ 1.45% to 1.45%      4,503 14.49 to 14.49      65      0.00%        8.96% to    8.96%
Templeton Foreign Securities
  Fund -- Class 1 Shares
   2009........................ 1.15% to 1.60%    975,796 12.33 to 12.06  11,847      3.67%       35.76% to   35.15%
   2008........................ 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298      3.61%     (40.93)% to (41.19)%
   2007........................ 1.15% to 1.60%  1,436,982 15.38 to 15.17  21,881      2.41%       14.45% to   13.93%
   2006........................ 0.75% to 1.60%  1,566,844 13.55 to 13.31  20,910      1.36%       20.79% to   19.76%
   2005........................ 1.15% to 1.60%  1,348,354 11.17 to 11.12  15,007      1.38%        9.21% to    8.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                               EXPENSES AS A                            NET
                                % OF AVERAGE                           ASSETS
                               NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                               -------------- --------- -------------- ------- -------------- --------------------
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2009....................... 1.45% to 2.20%   187,539 17.98 to  8.31   2,340      3.61%       35.06% to   34.03%
   2008....................... 1.45% to 2.20%   225,892 13.31 to  6.20   2,069      3.38%     (41.24)% to (41.69)%
   2007....................... 1.45% to 2.20%   249,489 22.66 to 12.18   3,919      2.07%       13.77% to   12.90%
   2006....................... 1.45% to 2.05%   134,594 19.92 to 12.35   1,885      0.59%       19.69% to   18.96%
   2005....................... 1.45% to 1.85%     3,040 16.64 to 11.16      42      1.34%       11.60% to    8.52%
 Templeton Global Asset
   Allocation Fund --
   Class 2 Shares
   2009....................... 1.45% to 1.45%     5,805 16.85 to 16.85      98      8.95%       20.05% to   20.05%
   2008....................... 1.45% to 1.45%     8,625 14.03 to 14.03     121     12.03%     (26.18)% to (26.18)%
   2007....................... 1.45% to 1.45%    10,605 19.01 to 19.01     202     18.28%        8.41% to    8.41%
   2006....................... 1.45% to 2.05%    10,563 17.54 to 12.08     185      3.31%       19.36% to   18.64%
   2005....................... 1.45% to 1.45%       118 14.69 to 14.69       2      2.95%        2.06% to    2.06%
 Templeton Global Bond
   Securities Fund --
   Class 1 Shares
   2009....................... 1.15% to 1.40%   715,736 14.80 to 14.62  10,490     13.68%       17.61% to   17.32%
   2008....................... 1.15% to 1.40%   663,426 12.59 to 12.46   8,285      3.90%        5.24% to    4.97%
   2007....................... 1.15% to 1.40%   631,687 11.96 to 11.87   7,506      2.82%        9.99% to    9.71%
   2006....................... 1.15% to 1.40%   753,106 10.87 to 10.82   8,153      3.12%       11.84% to   11.56%
   2005....................... 1.15% to 1.40%   864,668  9.72 to  9.70   8,386      2.48%      (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2009....................... 1.45% to 2.30% 1,841,714  8.19 to  7.93  14,636      3.14%       29.20% to   28.09%
   2008....................... 1.45% to 2.30% 1,858,179  6.34 to  6.19  11,612      1.95%     (43.16)% to (43.65)%
   2007....................... 1.45% to 2.30% 1,853,602 11.15 to 10.99  20,635      1.63%        0.86% to  (0.02)%
   2006....................... 1.45% to 2.45%   725,873 11.05 to 10.98   8,020      0.07%       10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2009....................... 1.45% to 2.10% 1,832,169 13.52 to 10.69  19,332      1.17%       23.58% to   22.77%
   2008....................... 1.45% to 2.10% 2,144,377 10.94 to  8.70  18,360      1.19%     (33.91)% to (34.35)%
   2007....................... 1.45% to 2.10% 2,660,460 16.56 to 13.26  34,479      1.86%        8.49% to    7.77%
   2006....................... 1.45% to 2.30% 3,047,118 15.26 to 11.91  36,299      1.78%       16.15% to   15.15%
   2005....................... 1.45% to 2.10% 3,339,541 13.14 to  9.69  34,230      1.18%        5.50% to    1.88%
 Income Fund -- Class 1
   Shares
   2009....................... 0.75% to 2.45% 4,285,246 14.27 to 10.28  53,853      3.99%        7.07% to    5.24%
   2008....................... 0.75% to 2.45% 5,291,139 13.32 to  9.77  62,745      4.71%      (5.82)% to  (7.44)%
   2007....................... 0.75% to 2.45% 6,715,364 14.15 to 10.55  85,776      5.58%        4.04% to    2.25%
   2006....................... 0.75% to 2.30% 9,579,086 13.60 to 10.21 115,519      4.94%        3.59% to    1.98%
   2005....................... 0.75% to 2.30% 8,740,643 13.88 to 10.01 108,135      4.78%        1.27% to  (0.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                               EXPENSES AS A                             NET
                                % OF AVERAGE                            ASSETS
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- -------------- --------------------
 International Equity Fund --
   Class 1 Shares
   2009....................... 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530     1.70%        26.72% to   25.64%
   2008....................... 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185     4.26%      (46.24)% to (46.70)%
   2007....................... 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012     1.87%        22.05% to   21.00%
   2006....................... 0.75% to 1.60%  2,435,637 12.00 to 13.42  40,687     1.22%        23.76% to   22.71%
   2005....................... 0.75% to 1.60%  2,434,791 17.37 to  9.69  33,736     1.08%        17.31% to   16.31%
 Mid-Cap Equity Fund --
   Class 1 Shares
   2009....................... 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439     0.24%        40.39% to   37.84%
   2008....................... 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090     0.25%      (38.29)% to (39.41)%
   2007....................... 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309     1.97%        11.76% to    3.13%
   2006....................... 0.75% to 2.30%  9,999,398 17.10 to 11.13 184,210     1.42%         7.59% to    5.91%
   2005....................... 0.75% to 2.30% 12,172,578 24.22 to 10.51 213,473     2.32%        15.64% to    5.12%
 Money Market Fund
   2009....................... 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669     0.33%       (0.48)% to  (2.28)%
   2008....................... 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437     2.07%         1.47% to  (0.26)%
   2007....................... 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937     4.79%         4.13% to    2.18%
   2006....................... 0.75% to 2.30% 21,488,145  1.13 to 10.25 250,972     4.55%         3.84% to    2.23%
   2005....................... 0.75% to 2.30% 19,518,352 17.46 to  1.09 224,779     2.71%         2.04% to    0.30%
 Premier Growth Equity Fund
   -- Class 1 Shares
   2009....................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185     0.34%        37.70% to   35.83%
   2008....................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718     0.42%      (37.13)% to (37.99)%
   2007....................... 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360     0.45%         4.54% to    3.11%
   2006....................... 0.75% to 2.30%  8,571,043 10.15 to 11.07  92,189     0.39%         8.25% to    6.57%
   2005....................... 0.75% to 2.10% 10,802,937 12.75 to  8.70 108,010     0.33%         6.94% to (12.00)%
 Real Estate Securities Fund
   -- Class 1 Shares
   2009....................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910     5.16%        34.75% to   32.30%
   2008....................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712     4.77%      (36.51)% to (37.67)%
   2007....................... 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937     5.09%      (15.50)% to (16.74)%
   2006....................... 0.75% to 2.30%  4,786,494 30.29 to 13.92 165,844     2.96%        32.03% to   29.98%
   2005....................... 0.75% to 2.20%  4,838,741 41.09 to 11.27 134,195     5.60%        12.86% to    9.44%
 S&P 500(R) Index Fund
   2009....................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908     2.13%        25.35% to   23.08%
   2008....................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731     1.86%      (37.87)% to (39.00)%
   2007....................... 0.75% to 2.55% 24,784,772 10.66 to  9.82 377,099     1.59%         4.30% to  (2.71)%
   2006....................... 0.75% to 2.30% 27,944,634 10.22 to 11.75 428,833     1.55%        14.57% to   12.78%
   2005....................... 0.75% to 2.10% 33,003,926 51.05 to  8.36 467,252     1.48%         3.73% to (43.38)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           EXPENSES AS A
                            % OF AVERAGE                             NET ASSETS
                           NET ASSETS (1)    UNITS      UNIT VALUE      000S    INVESTMENT (2)   TOTAL RETURN (3)
                           -------------- ----------- -------------- ---------- -------------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2009................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754      0.00%        29.38% to   27.87%
   2008................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525      0.45%      (38.31)% to (39.03)%
   2007................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283      2.75%         1.21% to    0.02%
   2006................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116      0.73%        11.97% to   10.67%
   2005................... 1.15% to 2.30%   7,714,654 15.84 to 10.36   118,862      1.07%        12.99% to    3.62%
 Total Return Fund --
   Class 1 Shares
   2009................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739      1.60%        19.90% to   18.03%
   2008................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290      1.97%      (29.81)% to (30.91)%
   2007................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989      2.44%        10.84% to    9.10%
   2006................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576      2.00%        12.90% to   11.14%
   2005................... 0.75% to 2.30%  76,577,181 43.66 to 10.38   926,602      2.16%         6.03% to    1.40%
 Total Return Fund --
   Class 3 Shares
   2009................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078      1.46%        18.82% to   17.50%
   2008................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211      2.22%      (30.39)% to (31.17)%
   2007................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265      3.39%         9.93% to    6.37%
   2006................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059      3.98%         6.24% to    5.49%
 U.S. Equity Fund --
   Class 1 Shares
   2009................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983      1.15%        30.64% to   29.19%
   2008................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569      1.59%      (36.54)% to (37.30)%
   2007................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102      0.94%         7.20% to    5.73%
   2006................... 0.75% to 2.30%   7,832,639 11.15 to 11.47    92,349      1.43%        15.25% to   13.46%
   2005................... 0.75% to 2.10%   8,579,915 12.65 to  9.12    89,485      1.08%         5.20% to    0.36%
Genworth Variable
  Insurance Trust
 Genworth Calamos
   Growth Fund --
   Service Shares
   2009................... 1.45% to 2.05%     281,448   9.53 to 9.45     2,680      0.00%        48.17% to   47.27%
   2008................... 1.45% to 1.70%      52,037   6.43 to 6.43       335      0.00%      (75.46)% to (75.52)%
 Genworth Columbia Mid
   Cap Value Fund --
   Service Shares
   2009................... 1.45% to 2.55%   3,017,473   8.57 to 8.44    25,733      0.83%        30.26% to   28.81%
   2008................... 1.45% to 2.55%   2,780,655   6.58 to 6.55    18,262      0.87%      (73.67)% to (73.96)%
 Genworth Davis NY
   Venture Fund --
   Service Shares
   2009................... 1.45% to 2.05%     521,321   9.05 to 8.98     4,711      0.34%        28.88% to   28.09%
   2008................... 1.45% to 1.70%     140,513   7.02 to 7.01       986      0.55%      (67.57)% to (67.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                             NET
                               % OF AVERAGE                            ASSETS
                              NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- ---------- -------------- ------- -------------- --------------------
 Genworth Eaton Vance Large
   Cap Value Fund -- Service
   Shares
   2009...................... 1.45% to 2.55%  7,834,141  8.69 to  8.57  67,816      1.34%       14.46% to   13.19%
   2008...................... 1.45% to 2.55%  6,284,901  7.59 to  7.57  47,673      0.71%     (58.35)% to (58.81)%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2009...................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952      6.22%        7.00% to    5.81%
   2008...................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064      1.07%       19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service
   Shares
   2009...................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260      0.02%       31.54% to   30.08%
   2008...................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388      0.09%     (60.51)% to (60.95)%
 Genworth PIMCO
   StocksPLUS Fund --
   Service Shares
   2009...................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537     10.56%       43.58% to   41.98%
   2008...................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650      5.51%     (64.23)% to (64.63)%
 Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares
   2009...................... 1.45% to 2.55%  2,981,205 10.62 to 10.46  31,534     13.60%       54.38% to   52.65%
   2008...................... 1.45% to 2.55%  2,987,606  6.88 to  6.85  20,525      0.00%     (69.62)% to (69.95)%
 Genworth Thornburg
   International Value Fund
   -- Service Shares
   2009...................... 1.45% to 2.55%  2,793,518  9.87 to  9.73  27,462      0.00%       29.07% to   27.63%
   2008...................... 1.45% to 2.55%  2,372,221  7.65 to  7.62  18,121      0.55%     (57.40)% to (57.88)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Growth and
   Income Fund
   2009...................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793      1.71%       16.96% to   16.43%
   2008...................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264      1.68%     (35.28)% to (35.57)%
   2007...................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571      3.29%        0.32% to  (0.14)%
   2006...................... 1.15% to 1.60%  3,272,299 12.28 to 12.28  41,477      1.85%       21.22% to   20.68%
   2005...................... 1.15% to 1.60%  3,272,582 11.18 to  9.94  34,128      1.61%        2.74% to    2.27%
 Goldman Sachs Mid Cap
   Value Fund
   2009...................... 1.15% to 2.30%  3,701,268 19.17 to  9.50  67,223      1.73%       31.62% to   30.09%
   2008...................... 1.15% to 2.30%  4,712,147 14.56 to  7.30  65,457      0.93%     (37.78)% to (38.50)%
   2007...................... 1.15% to 2.30%  6,513,045 23.40 to 11.88 147,270      3.11%        2.01% to    0.82%
   2006...................... 1.15% to 2.30%  8,424,816 22.94 to 11.78 190,448      2.69%       14.83% to   13.50%
   2005...................... 1.15% to 2.30% 10,076,121 23.29 to 10.38 206,455      2.89%       13.89% to    3.80%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                          NET
                                     % OF AVERAGE                         ASSETS
                                    NET ASSETS (1)  UNITS    UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                    -------------- ------- -------------- ------ -------------- --------------------
JPMorgan Insurance Trust
 JPMorgan Insurance Trust
   Balanced Portfolio -- Class 1
   2009............................ 1.45% to 1.45%  11,415 10.25 to 10.25   117      4.13%        22.65% to   22.65%
   2008............................ 1.45% to 1.45%   6,590  8.36 to  8.36    55      0.00%      (25.41)% to (25.41)%
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2009............................ 1.45% to 2.20% 329,250 11.80 to 10.91 3,853      4.69%         8.06% to    7.24%
   2008............................ 1.45% to 2.20% 161,934 10.92 to 10.17 1,758      5.61%       (0.16)% to  (0.92)%
   2007............................ 1.45% to 2.20% 213,329 10.94 to 10.80 2,321      4.89%         4.76% to    3.96%
   2006............................ 1.45% to 2.20% 151,880 10.44 to 10.39 1,581      0.00%         4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio -- Class 1
   2009............................ 1.45% to 2.20%  39,582  9.02 to  8.26   351      0.00%        40.97% to   39.89%
   2008............................ 1.45% to 2.20%  48,142  6.40 to  5.90   304      0.43%      (44.60)% to (45.03)%
   2007............................ 1.45% to 1.45%   1,350 11.56 to 11.56    16      2.58%        15.53% to   15.53%
   2006............................ 1.45% to 2.20%     431 10.00 to  9.95     4      0.00%         0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2009............................ 1.45% to 2.20%  90,122  8.68 to  7.48   770      2.59%        24.60% to   23.66%
   2008............................ 1.45% to 2.20%  88,270  6.97 to  6.05   607      1.88%      (38.12)% to (38.59)%
   2007............................ 1.45% to 2.20%  51,337 11.26 to 11.12   573      0.08%         3.56% to    2.77%
   2006............................ 1.45% to 2.20%   1,226 10.87 to 10.82    13      0.00%         8.75% to    8.20%
 JPMorgan Insurance Trust
   International Equity Portfolio
   2009............................ 1.45% to 2.05%   7,443 13.93 to 13.87   103      1.54%        61.67% to   60.69%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2009............................ 1.45% to 2.20% 102,156  8.91 to  8.00   895      0.80%        32.37% to   31.37%
   2008............................ 1.45% to 2.20% 115,124  6.73 to  6.09   765      0.94%      (40.10)% to (40.56)%
   2007............................ 1.45% to 2.20%  83,000 11.24 to 11.10   925      0.00%         9.92% to    9.08%
   2006............................ 1.45% to 2.20%     416 10.22 to 10.17     4      0.00%         2.24% to    1.72%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2009............................ 1.45% to 2.20%  42,682  8.40 to  7.36   352      1.58%        33.70% to   32.68%
   2008............................ 1.45% to 2.20%  48,767  6.28 to  5.55   302      1.67%      (39.70)% to (40.16)%
   2007............................ 1.45% to 2.20%  72,610 10.42 to 10.29   750      0.07%         1.37% to    0.59%
   2006............................ 1.45% to 2.20%     939 10.28 to 10.23    10      0.00%         2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                             EXPENSES AS A                             NET
                              % OF AVERAGE                            ASSETS
                             NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                             -------------- ---------- -------------- ------- -------------- --------------------
 JPMorgan Insurance Trust
   Mid Cap Value
   Portfolio -- Class 1
   2009..................... 1.45% to 2.05%     11,666 12.89 to 12.84     150     0.00%        44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core
   Portfolio -- Class 1
   2009..................... 1.45% to 1.45%      1,484 12.93 to 12.93      19     0.24%        45.02% to   45.02%
 JPMorgan Insurance Trust
   U.S. Equity Portfolio --
   Class 1
   2009..................... 1.45% to 2.20%     88,611 10.14 to  8.49     883     2.76%        31.74% to   30.74%
   2008..................... 1.45% to 2.20%     99,638  7.70 to  6.49     757     6.44%      (35.75)% to (36.24)%
   2007..................... 1.45% to 2.20%     62,510 11.98 to 11.83     743     0.06%         8.84% to    8.01%
   2006..................... 1.45% to 2.20%        399 11.01 to 10.96       4     0.00%        10.11% to    9.55%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2009..................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542     2.97%        24.44% to   23.88%
   2008..................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794     2.59%      (16.81)% to (17.18)%
   2007..................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974     2.41%         9.26% to    8.76%
   2006..................... 1.15% to 1.60% 11,736,692 29.14 to 13.04 239,080     2.06%         9.45% to    8.96%
   2005..................... 1.15% to 1.60% 14,694,411 26.62 to 11.96 280,976     2.16%         6.71% to    6.23%
 Balanced Portfolio --
   Service Shares
   2009..................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934     2.76%        23.76% to   22.38%
   2008..................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923     2.47%      (17.28)% to (18.20)%
   2007..................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282     2.29%         8.68% to    4.51%
   2006..................... 1.45% to 2.30% 12,503,041 13.46 to 11.24 146,250     1.97%         8.82% to    7.88%
   2005..................... 1.45% to 2.30% 11,967,310 12.37 to 10.38 129,246     2.08%         9.23% to    4.21%
 Enterprise Portfolio --
   Institutional Shares
   2009..................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175     0.00%        43.16% to   42.51%
   2008..................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389     0.24%      (44.37)% to (44.62)%
   2007..................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144     0.21%        20.63% to   20.08%
   2006..................... 1.15% to 1.60%  5,680,114 34.21 to 10.00 106,781     0.00%        12.31% to   11.80%
   2005..................... 1.15% to 1.60%  7,153,975 30.46 to  8.94 122,135     0.00%        11.02% to   10.52%
 Enterprise Portfolio --
   Service Shares
   2009..................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281     0.00%        42.28% to   41.99%
   2008..................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484     0.06%      (44.70)% to (44.81)%
   2007..................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578     0.06%        19.91% to   19.66%
   2006..................... 1.50% to 1.70%  2,314,385  5.44 to  5.37  13,878     0.00%        11.61% to   11.38%
   2005..................... 1.50% to 1.70%  2,610,339  7.22 to  4.82  14,046     0.00%        10.35% to   10.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2009........................ 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360     4.63%        12.37% to   11.41%
   2008........................ 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047     4.17%         5.23% to    4.33%
   2007........................ 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362     4.51%         6.23% to    5.32%
   2006........................ 0.75% to 1.60%  2,078,967 13.92 to 13.16  33,277     4.65%         3.44% to    2.56%
   2005........................ 0.75% to 1.60%  2,605,456 18.05 to 12.83  40,940     5.07%         1.24% to    0.38%
 Forty Portfolio --
   Institutional Shares
   2009........................ 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427     0.04%        45.24% to   44.00%
   2008........................ 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408     0.14%      (44.57)% to (45.04)%
   2007........................ 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659     0.34%        35.96% to   34.79%
   2006........................ 0.75% to 1.60%  6,226,663  9.53 to 11.22 106,826     0.34%         8.53% to    7.60%
   2005........................ 0.75% to 1.60%  8,125,313 26.23 to  8.78 133,264     0.21%        12.00% to   11.05%
 Forty Portfolio -- Service
   Shares
   2009........................ 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822     0.01%        43.90% to   42.29%
   2008........................ 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068     0.01%      (45.12)% to (45.73)%
   2007........................ 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923     0.19%        34.64% to   40.38%
   2006........................ 1.45% to 2.30%  3,571,495 16.17 to 11.21  36,853     0.16%         7.54% to    6.61%
   2005........................ 1.45% to 2.10%  2,879,442 15.03 to  8.13  26,279     0.01%        15.04% to   10.20%
 Global Life Sciences
   Portfolio -- Service Shares
   2009........................ 1.15% to 1.70%    694,247 11.30 to 10.06   7,394     0.00%        24.20% to   23.51%
   2008........................ 1.15% to 1.70%    674,574  9.10 to  8.14   5,861     0.00%      (29.84)% to (30.23)%
   2007........................ 1.15% to 1.70%    915,725 12.97 to 11.67  11,362     0.00%        20.30% to   19.62%
   2006........................ 1.15% to 1.70%  1,245,359 10.78 to  9.75  12,889     0.00%         5.11% to    4.53%
   2005........................ 1.15% to 1.70%  1,576,985 10.26 to  9.33  15,547     0.00%        11.04% to   10.42%
 Global Technology Portfolio
   -- Service Shares
   2009........................ 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001     0.00%        55.09% to   54.23%
   2008........................ 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648     0.09%      (44.62)% to (44.93)%
   2007........................ 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329     0.33%        20.29% to   19.62%
   2006........................ 1.15% to 1.70%  2,760,786  4.17 to  3.94  11,189     0.00%         6.59% to    6.00%
   2005........................ 1.15% to 1.70%  3,428,546  3.91 to  3.71  13,089     0.00%        10.27% to    9.66%
 Janus Portfolio --
   Institutional Shares
   2009........................ 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179     0.54%        34.78% to   34.17%
   2008........................ 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089     0.72%      (40.42)% to (40.68)%
   2007........................ 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734     0.69%        13.76% to   13.24%
   2006........................ 1.15% to 1.60%  8,909,493 25.48 to  8.63 134,434     0.47%        10.10% to    9.60%
   2005........................ 1.15% to 1.60% 11,100,423 23.14 to  7.87 156,161     0.32%         3.09% to    2.63%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                             EXPENSES AS A                            NET
                              % OF AVERAGE                           ASSETS
                             NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                             -------------- --------- -------------- ------- -------------- --------------------
 Janus Portfolio -- Service
   Shares
   2009..................... 1.50% to 1.70%   975,931  5.95 to  5.83   6,057     0.39%        33.97% to   33.70%
   2008..................... 1.50% to 1.70% 1,178,442  4.44 to  4.36   5,486     0.58%      (40.77)% to (40.89)%
   2007..................... 1.50% to 1.70% 1,505,874  7.49 to  7.38  11,793     0.55%        13.07% to   12.84%
   2006..................... 1.50% to 1.70% 1,935,725  6.63 to  6.54  13,364     0.28%         9.47% to    9.25%
   2005..................... 1.50% to 1.70% 2,185,778  7.06 to  5.99  13,753     0.12%         2.46% to    2.25%
 Overseas Portfolio --
   Institutional Shares
   2009..................... 0.75% to 1.60% 2,970,025 15.40 to 23.87  93,941     0.56%        78.21% to   76.69%
   2008..................... 0.75% to 1.60% 3,413,992  8.64 to 13.51  60,693     2.75%      (52.47)% to (52.88)%
   2007..................... 0.75% to 1.60% 4,574,175 18.18 to 28.67 170,730     0.61%        27.35% to   26.26%
   2006..................... 0.75% to 1.60% 5,695,936 14.27 to 22.71 169,248     1.92%        45.92% to   44.68%
   2005..................... 0.75% to 1.60% 5,689,187 27.18 to  9.78 119,507     1.21%        31.30% to   30.19%
 Overseas Portfolio --
   Service Shares
   2009..................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431     0.40%        76.48% to   75.31%
   2008..................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958     2.68%      (52.92)% to (53.24)%
   2007..................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014     0.43%        26.15% to   25.32%
   2006..................... 1.45% to 2.20% 2,156,293 29.80 to 20.96  32,138     1.84%        44.51% to   43.41%
   2005..................... 1.45% to 2.20% 2,594,044 20.62 to  8.89  26,589     1.04%        30.03% to   29.05%
 Research Core Portfolio --
   Institutional Shares
   2009..................... 0.75% to 0.75%       376  9.86 to  9.86       4     0.18%        34.78% to   34.78%
   2008..................... 0.75% to 0.75%     1,775  7.32 to  7.32      13     5.74%      (42.61)% to (42.61)%
   2007..................... 0.75% to 0.75%     1,415 12.75 to 12.75      18     0.26%        10.23% to   10.23%
   2006..................... 0.75% to 0.75%     1,161 11.57 to 11.57      13     0.17%         9.12% to    9.12%
   2005..................... 0.75% to 0.75%       901 10.60 to 10.60      10     0.10%        14.82% to   14.82%
 Worldwide Portfolio --
   Institutional Shares
   2009..................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423     1.41%        36.12% to   35.50%
   2008..................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413     1.16%      (45.30)% to (45.55)%
   2007..................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111     0.72%         8.36% to    7.87%
   2006..................... 1.15% to 1.60% 7,718,473 34.96 to 10.60 164,481     1.71%        16.85% to   16.32%
   2005..................... 1.15% to 1.60% 9,616,476 29.92 to  9.11 179,661     1.31%         4.65% to    4.18%
 Worldwide Portfolio --
   Service Shares
   2009..................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398     1.26%        35.34% to   35.07%
   2008..................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583     0.98%      (45.64)% to (45.75)%
   2007..................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873     0.54%         7.71% to    7.49%
   2006..................... 1.50% to 1.70% 2,410,037  6.91 to  6.82  17,511     1.59%        16.17% to   15.94%
   2005..................... 1.50% to 1.70% 2,945,854  7.22 to  5.88  18,413     1.18%         3.99% to    3.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET
                                   % OF AVERAGE                           ASSETS
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ -------------- --------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2009.......................... 1.45% to 2.30%   547,645 12.18 to  8.41  6,069     0.00%        32.25% to   31.11%
   2008.......................... 1.45% to 2.30%   686,157  9.21 to  6.41  5,736     0.00%      (41.44)% to (41.95)%
   2007.......................... 1.45% to 2.30%   754,057 15.72 to 11.05 11,018     0.00%       (1.10)% to  (1.96)%
   2006.......................... 1.45% to 2.30%   772,298 15.90 to 11.27 11,455     0.00%         9.14% to    8.21%
   2005.......................... 1.45% to 2.30%   613,685 14.57 to 10.41  8,448     0.00%        16.87% to    4.11%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2009.......................... 1.15% to 1.60%   709,576  7.83 to  7.74  5,503     3.20%        21.49% to   20.94%
   2008.......................... 1.15% to 1.60%   825,947  6.45 to  6.40  5,292     2.53%      (35.77)% to (36.06)%
   2007.......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00 10,711     5.13%         0.52% to    0.06%
   2006.......................... 1.15% to 1.60%   982,919 14.33 to 12.53 13,041     1.95%        11.27% to   10.77%
   2005.......................... 1.15% to 1.60% 1,230,866 12.88 to 11.31 14,823     1.93%         2.13% to    1.67%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class II
   2009.......................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872     3.21%        20.85% to   19.63%
   2008.......................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715     2.50%      (35.90)% to (36.55)%
   2007.......................... 1.45% to 2.45% 1,340,388 10.00 to  9.93 13,352     5.01%         0.02% to  (0.99)%
   2006.......................... 1.45% to 2.30%   961,071 11.69 to 11.32 10,918     2.99%        10.63% to    9.68%
   2005.......................... 1.45% to 2.30%   200,450 10.57 to 10.32  2,086     6.90%         5.66% to    3.18%
 Legg Mason ClearBridge
   Variable Fundamental Value
   Portfolio -- Class I
   2009.......................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226     1.33%        27.48% to   26.38%
   2008.......................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415     1.63%      (37.50)% to (38.04)%
   2007.......................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743     1.76%       (7.21)% to  (8.01)%
   2006.......................... 1.45% to 2.30% 1,197,152 16.36 to 11.86 18,819     1.35%        16.17% to   15.17%
   2005.......................... 1.45% to 2.30% 1,130,086 14.08 to 10.14 15,620     0.64%         9.37% to    1.44%
 Legg Mason ClearBridge
   Variable Investors Portfolio
   -- Class I
   2009.......................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860     1.84%        23.07% to   22.51%
   2008.......................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556     1.14%      (36.37)% to (36.65)%
   2007.......................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078     1.15%         2.70% to    2.23%
   2006.......................... 1.15% to 1.60% 2,344,053 19.33 to 13.92 39,253     1.55%        16.90% to   16.38%
   2005.......................... 1.15% to 1.60% 3,136,093 16.54 to 11.96 44,992     1.08%         5.31% to    4.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET
                                    % OF AVERAGE                           ASSETS
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ -------------- --------------------
Legg Mason Partners Variable
  Income Trust
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214     5.25%        20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422     5.45%      (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947     4.38%         0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23 34,924     4.93%         3.82% to    3.35%
   2005........................... 1.15% to 1.60% 2,947,461 14.65 to 13.77 41,733     5.74%         1.29% to    0.84%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class
   Shares
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156     0.45%        37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423     0.30%      (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662     0.09%         9.41% to    8.46%
   2006........................... 1.45% to 2.30% 3,222,544 13.38 to 10.93 25,116     0.00%         5.75% to    4.84%
   2005........................... 1.45% to 2.20% 3,545,730 12.65 to  6.24 25,467     0.14%         9.69% to    2.04%
MFS(R) Investors Trust Series --
  Service Class Shares
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262     1.33%        24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745     0.85%      (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432     0.60%         8.43% to    7.71%
   2006........................... 1.45% to 2.30% 2,090,802 14.98 to 11.55 21,603     0.26%        11.06% to   10.11%
   2005........................... 1.45% to 2.10% 2,371,865 13.49 to  8.65 21,954     0.31%         5.48% to    4.78%
MFS(R) New Discovery Series --
  Service Class Shares
   2009........................... 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923     0.00%        61.05% to   59.18%
   2008........................... 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141     5.47%      (40.22)% to (40.91)%
   2007........................... 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384     2.38%         1.07% to  (0.11)%
   2006........................... 1.15% to 2.30% 3,562,284 15.53 to 11.70 37,342     0.00%        11.64% to   10.34%
   2005........................... 1.15% to 2.30% 4,017,980 13.91 to  7.91 37,884     0.00%        20.15% to    2.73%
MFS(R) Strategic Income Series --
  Service Class Shares
   2009........................... 1.45% to 2.20%    37,014 12.46 to 10.32    425     9.57%        22.09% to   21.16%
   2008........................... 1.45% to 2.20%    40,658 10.21 to  8.52    387     1.52%      (13.54)% to (14.20)%
   2007........................... 1.45% to 1.45%     6,569 11.81 to 11.81     78     4.25%         1.91% to    1.91%
   2006........................... 1.45% to 2.05%     4,108 11.58 to 10.45     48     3.38%         4.85% to    4.21%
   2005........................... 1.45% to 1.45%       302 11.05 to 11.05      3     0.00%         0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2009........................... 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982     3.27%        16.02% to   14.72%
   2008........................... 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746     3.84%      (23.45)% to (24.30)%
   2007........................... 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363     2.35%         2.42% to  (3.94)%
   2006........................... 1.45% to 2.30% 4,769,194 13.69 to 11.10 54,869     2.24%        10.01% to    9.06%
   2005........................... 1.45% to 2.30% 1,919,260 12.66 to 10.17 20,498     0.02%         3.24% to    0.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                            NET
                               % OF AVERAGE                           ASSETS
                              NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- --------- -------------- ------- -------------- --------------------
 MFS(R) Utilities Series --
   Service Class Shares
   2009...................... 1.45% to 2.20% 2,321,427 23.52 to 14.43  36,538     4.83%        30.94% to   29.95%
   2008...................... 1.45% to 2.20% 2,903,994 17.96 to 11.11  35,664     7.03%      (38.71)% to (39.18)%
   2007...................... 1.45% to 2.20% 3,407,875 29.31 to 18.26  68,817     3.44%        25.70% to   24.74%
   2006...................... 1.45% to 2.30% 3,724,035 23.32 to 12.81  58,884     1.86%        29.07% to   27.96%
   2005...................... 1.45% to 2.00% 3,815,454 18.06 to 11.21  46,068     0.54%        14.89% to   14.25%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/
   VA -- Non-Service Shares
   2009...................... 1.15% to 1.60% 1,080,019 30.38 to  9.64  19,935     0.00%        20.49% to   19.95%
   2008...................... 1.15% to 1.60% 1,361,701 25.21 to  8.04  20,718     4.37%      (44.12)% to (44.38)%
   2007...................... 1.15% to 1.60% 1,898,908 45.12 to 14.45  50,976     2.93%         2.59% to    2.12%
   2006...................... 1.15% to 1.60% 2,351,158 43.98 to 14.15  62,389     2.91%         9.87% to    9.38%
   2005...................... 1.15% to 1.60% 2,872,752 40.03 to 12.94  71,609     1.81%         2.70% to    2.23%
 Oppenheimer Balanced Fund/
   VA -- Service Shares
   2009...................... 1.45% to 2.55% 5,204,659  8.30 to  6.31  38,589     0.00%        19.84% to   18.50%
   2008...................... 1.45% to 2.55% 5,107,592  6.93 to  5.33  32,033     3.81%      (44.43)% to (45.06)%
   2007...................... 1.45% to 2.55% 4,479,782 12.46 to  9.69  51,835     2.33%         1.98% to  (4.56)%
   2006...................... 1.45% to 2.30% 3,734,727 12.22 to 10.89  43,482     2.24%         9.26% to    8.31%
   2005...................... 1.45% to 2.30% 2,434,640 11.19 to 10.05  26,838     1.26%         2.17% to    0.53%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2009...................... 1.15% to 1.60% 2,013,353 52.39 to  9.90  47,003     0.33%        42.86% to   42.21%
   2008...................... 1.15% to 1.60% 2,410,505 36.67 to  6.96  39,245     0.15%      (46.15)% to (46.39)%
   2007...................... 1.15% to 1.60% 3,281,755 68.09 to 12.99  98,385     0.24%        12.83% to   12.32%
   2006...................... 1.15% to 1.60% 4,291,526 60.35 to 11.56 113,604     0.40%         6.71% to    6.23%
   2005...................... 1.15% to 1.60% 5,344,427 56.56 to 10.88 137,163     0.97%         3.89% to    3.43%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2009...................... 1.45% to 2.10%   894,281 12.11 to  9.19  10,092     0.01%        42.06% to   41.13%
   2008...................... 1.45% to 2.10%   877,284  8.52 to  6.03   7,287     0.00%      (46.45)% to (46.81)%
   2007...................... 1.45% to 2.10% 1,069,304 15.92 to 11.33  16,850     0.01%        12.20% to   11.46%
   2006...................... 1.45% to 2.30% 1,137,445 14.18 to 11.12  15,884     0.19%         6.12% to    5.21%
   2005...................... 1.45% to 2.10% 1,079,413 13.84 to 10.42  14,343     0.72%         8.60% to    2.67%
 Oppenheimer Core Bond
   Fund/VA -- Non-Service
   Shares
   2009...................... 1.15% to 1.60% 1,526,681 20.27 to  8.77  20,608     0.00%         8.35% to    7.86%
   2008...................... 1.15% to 1.60% 1,873,787 18.71 to  8.13  23,110     4.96%      (39.75)% to (40.02)%
   2007...................... 1.15% to 1.60% 2,549,165 31.06 to 13.56  51,724     5.32%         3.18% to    2.72%
   2006...................... 1.15% to 1.60% 2,858,389 30.10 to 13.20  57,980     5.63%         4.07% to    3.60%
   2005...................... 1.15% to 1.60% 3,417,647 28.92 to 12.69  69,116     5.37%         1.41% to    0.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                             EXPENSES AS A                             NET
                              % OF AVERAGE                            ASSETS
                             NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                             -------------- ---------- -------------- ------- -------------- --------------------
 Oppenheimer Global
   Securities Fund/VA --
   Service Shares
   2009..................... 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762     1.97%        37.33% to   35.80%
   2008..................... 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007     1.35%      (41.20)% to (41.86)%
   2007..................... 1.45% to 2.20%  7,632,946 22.52 to 14.20 120,950     1.58%         4.53% to    3.73%
   2006..................... 1.45% to 2.30%  8,592,832 21.54 to 12.17 128,891     0.88%        15.67% to   14.67%
   2005..................... 1.45% to 2.20%  9,274,898 18.62 to 11.40 118,406     0.86%        19.43% to   11.67%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2009..................... 1.15% to 1.60%  1,255,407 11.03 to  3.22   7,952     0.00%        23.88% to   23.32%
   2008..................... 1.15% to 1.60%  1,398,189  8.90 to  2.61   7,385     8.01%      (78.92)% to (79.01)%
   2007..................... 1.15% to 1.60%  1,695,927 42.24 to 12.43  43,383     7.55%       (1.26)% to  (1.71)%
   2006..................... 1.15% to 1.60%  2,216,350 42.78 to 12.64  58,611     7.86%         8.17% to    7.68%
   2005..................... 1.15% to 1.60%  2,808,835 39.55 to 11.74  70,449     6.84%         1.14% to    0.68%
 Oppenheimer Main Street
   Fund/VA -- Service
   Shares
   2009..................... 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473     1.62%        26.14% to   24.73%
   2008..................... 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330     1.64%      (39.52)% to (40.19)%
   2007..................... 1.45% to 2.45%  4,861,869 15.74 to 10.83  55,700     0.93%         2.63% to    1.59%
   2006..................... 1.45% to 2.30%  7,305,931 15.33 to 11.73  81,489     0.89%        13.10% to   12.13%
   2005..................... 1.45% to 2.20%  5,970,370 13.56 to  8.78  57,024     1.19%         8.80% to    3.53%
 Oppenheimer Main Street
   Small Cap Fund/VA --
   Service Shares
   2009..................... 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935     0.66%        34.90% to   33.39%
   2008..................... 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361     0.83%      (38.90)% to (39.59)%
   2007..................... 1.45% to 2.55%  4,088,672 19.12 to  9.00  62,618     0.28%       (2.83)% to (14.53)%
   2006..................... 1.45% to 2.30%  2,259,800 19.67 to 11.84  41,872     0.16%        13.00% to   12.03%
   2005..................... 1.45% to 2.30%  1,826,811 17.41 to 10.57  30,629     0.00%        18.07% to    5.73%
 Oppenheimer MidCap Fund/
   VA -- Non-Service Shares
   2009..................... 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548     0.00%        31.08% to   30.49%
   2008..................... 1.15% to 1.60%  1,528,898 27.53 to  5.77  23,783     0.00%      (49.66)% to (49.88)%
   2007..................... 1.15% to 1.60%  1,981,504 54.68 to 11.52  59,934     0.00%         5.10% to    4.63%
   2006..................... 1.15% to 1.60%  2,611,132 52.03 to 11.01  75,279     0.00%         1.77% to    1.32%
   2005..................... 1.15% to 1.60%  3,279,000 51.12 to 10.87  94,098     0.00%        11.04% to   10.54%
 Oppenheimer MidCap Fund/
   VA -- Service Shares
   2009..................... 1.45% to 1.95%    215,778 10.76 to  7.89   2,296     0.00%        30.34% to   29.68%
   2008..................... 1.45% to 1.95%    246,430  8.25 to  6.09   2,009     0.00%      (49.95)% to (50.20)%
   2007..................... 1.45% to 1.95%    315,293 16.49 to 12.22   5,144     0.00%         4.49% to    3.96%
   2006..................... 1.45% to 2.30%    387,344 15.78 to 10.67   6,052     0.00%         1.22% to    0.35%
   2005..................... 1.45% to 1.95%    401,902 15.59 to 11.67   6,217     0.00%        16.75% to    9.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
PIMCO Variable Insurance
  Trust
 All Asset Portfolio --
   Advisor Class Shares
   2009........................ 1.45% to 2.20%    965,004 11.35 to 10.95  10,837      6.83%       19.67% to   18.76%
   2008........................ 1.45% to 2.20%  1,019,981  9.48 to  9.22   9,607      5.41%     (17.13)% to (17.76)%
   2007........................ 1.45% to 2.20%  1,328,551 11.44 to 11.22  15,149      7.38%        6.61% to    5.79%
   2006........................ 1.45% to 2.30%    648,529 10.73 to 10.33   6,946      5.24%        3.05% to    2.17%
   2005........................ 1.45% to 2.20%    618,092 10.41 to 10.36   6,434      5.04%        4.14% to    3.61%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class
   Shares
   2009........................ 1.50% to 1.70%    377,728 14.32 to 14.04   5,351     13.37%       13.86% to   13.63%
   2008........................ 1.50% to 1.70%    442,196 12.57 to 12.36   5,501      3.05%      (3.86)% to  (4.05)%
   2007........................ 1.50% to 1.70%    644,226 13.08 to 12.88   8,347      3.36%        2.06% to    1.85%
   2006........................ 1.50% to 1.70%    764,583 12.81 to 12.65   9,717      4.20%        0.66% to    0.45%
   2005........................ 1.50% to 1.70%    919,440 12.73 to 12.51  11,622      3.15%        3.57% to    3.36%
 High Yield Portfolio --
   Administrative Class
   Shares
   2009........................ 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504      8.70%       38.23% to   36.69%
   2008........................ 1.45% to 2.55%  7,997,415  9.95 to  7.33  77,572      7.68%     (24.62)% to (25.46)%
   2007........................ 1.45% to 2.45%  6,148,888 13.19 to 10.57  85,408      6.97%        1.99% to    0.95%
   2006........................ 1.45% to 2.30%  7,880,987 12.94 to 10.76 105,639      6.88%        7.50% to    6.58%
   2005........................ 1.45% to 2.30%  7,694,556 13.25 to 10.10  98,601      6.51%        4.86% to    0.99%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009........................ 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552      7.32%      (5.77)% to  (6.82)%
   2008........................ 1.45% to 2.55%  5,739,941 13.71 to 12.10  88,048      4.25%       15.60% to   14.31%
   2007........................ 1.45% to 2.55%  6,083,533 11.86 to 10.58  81,485      4.53%        8.15% to    8.82%
   2006........................ 1.45% to 2.30%  4,748,616 10.97 to  9.91  62,943      5.55%      (0.31)% to  (1.17)%
   2005........................ 1.45% to 2.30%  4,370,680 15.01 to 10.03  61,368      4.27%        3.23% to    0.26%
 Low Duration Portfolio --
   Administrative Class
   Shares
   2009........................ 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887      6.57%       11.68% to   10.43%
   2008........................ 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038      4.51%      (1.86)% to  (2.96)%
   2007........................ 1.45% to 2.55% 17,920,878 10.83 to 10.39 191,569      4.23%        5.80% to    5.82%
   2006........................ 1.45% to 2.30%  2,044,005 10.24 to 10.14  20,805      4.24%        2.47% to    1.58%
   2005........................ 0.00% to 2.30%    904,878  9.99 to  9.94   9,028      2.45%      (0.09)% to  (0.60)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET
                                  % OF AVERAGE                            ASSETS
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- -------------- --------------------
 Total Return Portfolio --
   Administrative Class
   Shares
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290     6.79%        12.73% to   11.13%
   2008......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751     5.57%         3.59% to    2.12%
   2007......................... 1.15% to 2.55% 23,041,682 11.72 to 10.51 299,527     4.79%         7.48% to    7.72%
   2006......................... 1.15% to 2.30% 26,585,312 10.91 to 10.13 321,728     5.00%         2.65% to    1.46%
   2005......................... 1.15% to 2.30% 23,356,330 13.09 to  9.98 285,362     4.28%         1.27% to  (0.18)%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2009......................... 1.45% to 2.10%  1,209,561 14.27 to 10.50   6,737     0.00%        49.80% to   48.81%
   2008......................... 1.45% to 2.20%  1,299,162  9.52 to  7.71   4,760     0.15%      (42.76)% to (43.19)%
   2007......................... 1.45% to 2.20%  1,610,228 16.64 to 13.57   9,434     0.07%        16.11% to   15.22%
   2006......................... 1.45% to 2.30%  2,099,071 14.33 to 10.86  10,118     0.00%         4.24% to    3.35%
   2005......................... 1.45% to 2.10%  3,188,196 13.75 to  3.56  15,226     0.00%        14.05% to  (1.00)%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2
   Shares
   2009......................... 1.15% to 1.60%  3,296,237 18.65 to  8.15  40,195     0.66%        45.88% to   45.22%
   2008......................... 1.15% to 1.60%  3,822,849 12.78 to  5.61  32,079     0.23%      (46.78)% to (47.02)%
   2007......................... 1.15% to 1.60%  4,954,536 24.02 to 10.59  77,447     0.35%        18.56% to   18.02%
   2006......................... 1.15% to 1.60%  6,423,326 20.26 to  8.97  85,861     0.13%         3.94% to    3.47%
   2005......................... 1.15% to 1.60%  8,119,602 19.49 to  8.67 106,661     0.24%        10.75% to   10.25%
 Alger Small Cap Growth
   Portfolio -- Class I-2
   Shares
   2009......................... 1.15% to 1.60%  2,946,423 12.31 to  9.37  32,091     0.00%        43.83% to   43.18%
   2008......................... 1.15% to 1.60%  3,365,920  8.56 to  6.54  25,618     0.00%      (47.22)% to (47.46)%
   2007......................... 1.15% to 1.60%  4,556,709 16.22 to 12.45  65,664     0.00%        15.89% to   15.36%
   2006......................... 1.15% to 1.60%  5,906,690 14.00 to 10.79  73,631     0.00%        18.64% to   18.10%
   2005......................... 1.15% to 1.60%  7,118,172 11.80 to  9.14  75,448     0.00%        15.54% to   15.02%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II Shares
   2009......................... 1.45% to 2.55%  1,090,971 18.87 to  9.28  19,200     0.00%        55.12% to   53.39%
   2008......................... 1.45% to 2.55%    883,787 12.16 to  6.05   9,979     6.95%      (40.28)% to (40.95)%
   2007......................... 1.45% to 2.55%  2,841,578 20.37 to 10.24  43,190     9.12%         8.51% to    3.60%
   2006......................... 1.45% to 2.30%  2,445,477 18.77 to 11.84  36,309     0.72%        11.97% to   11.00%
   2005......................... 1.45% to 1.95%    446,962 16.76 to 12.28   7,415     0.00%        22.78% to   19.02%
 Jennison Portfolio -- Class II
   Shares
   2009......................... 1.45% to 2.30%    246,625 13.93 to  9.87   2,904     0.28%        40.53% to   39.32%
   2008......................... 1.45% to 2.30%    287,151  9.91 to  7.09   2,331     0.07%      (38.46)% to (38.99)%
   2007......................... 1.45% to 2.30%    252,437 16.11 to 11.61   3,470     0.00%         9.93% to    8.98%
   2006......................... 1.45% to 2.30%    268,285 14.66 to 10.66   3,328     0.00%       (0.10)% to  (0.96)%
   2005......................... 1.45% to 2.30%    243,828 14.67 to  9.16   3,019     0.00%        12.38% to    7.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                            NET
                                  % OF AVERAGE                           ASSETS
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- -------------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2009......................... 1.45% to 2.55% 3,326,772 20.81 to 10.12  51,535     13.00%       73.85% to   71.91%
   2008......................... 1.45% to 2.55% 3,104,821 11.97 to  5.89  26,572     14.74%     (53.87)% to (54.38)%
   2007......................... 1.45% to 2.55% 1,779,458 25.95 to 12.90  42,907     23.96%       45.54% to   46.22%
   2006......................... 1.45% to 2.30%   852,359 17.83 to 13.04  15,160      3.04%       19.96% to   18.93%
   2005......................... 1.45% to 1.95%   299,613 14.86 to 14.81   4,449      0.00%       48.61% to   48.10%
 SP International Growth
   Portfolio -- Class II Shares
   2009......................... 1.55% to 1.55%     1,554  9.17 to  9.17      14      0.67%       34.33% to   34.33%
   2008......................... 1.55% to 1.55%     8,967  6.83 to  6.83      61     22.39%     (51.25)% to (51.25)%
   2007......................... 1.55% to 1.55%    11,452 14.01 to 14.01     160     12.30%       17.27% to   17.27%
   2006......................... 1.55% to 1.55%    14,472 11.94 to 11.94     173      0.80%       18.56% to   18.56%
   2005......................... 1.55% to 1.55%     1,902 10.07 to 10.07      19      1.76%       14.01% to   14.01%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2009......................... 1.55% to 1.55%     1,719 12.14 to 12.14      21      0.22%       38.99% to   38.99%
   2008......................... 1.55% to 1.55%     1,855  8.74 to  8.74      16     16.98%     (37.23)% to (37.23)%
   2007......................... 1.55% to 1.55%     1,610 13.92 to 13.92      22     10.07%       14.53% to   14.53%
   2006......................... 1.55% to 1.55%     1,647 12.15 to 12.15      20     13.77%        7.41% to    7.41%
   2005......................... 1.55% to 1.55%     7,938 11.31 to 11.31      90     12.89%       15.66% to   15.66%
The Universal Institutional
  Funds, Inc.
 Equity and Income Portfolio
   -- Class II Shares
   2009......................... 1.45% to 2.55% 1,446,343  8.97 to  8.71  12,783      2.83%       20.71% to   19.37%
   2008......................... 1.45% to 2.55% 1,246,305  7.43 to  7.30   9,170      3.20%     (23.80)% to (24.65)%
   2007......................... 1.45% to 2.55%   729,990  9.76 to  9.68   7,085      0.59%      (3.59)% to  (4.67)%
Van Kampen Life Investment
  Trust
 Capital Growth Portfolio --
   Class II Shares
   2009......................... 1.45% to 2.20%   728,917 12.58 to 10.48   7,696      0.00%       63.24% to   62.00%
   2008......................... 1.45% to 2.20%   768,760  7.71 to  6.47   4,972      0.20%     (49.85)% to (50.24)%
   2007......................... 1.45% to 2.20%   889,144 15.37 to 12.99  11,432      0.00%       14.94% to   14.06%
   2006......................... 1.45% to 2.30% 1,002,002 13.37 to 10.56  11,111      0.00%        1.14% to    0.27%
   2005......................... 1.45% to 2.20%   996,830 13.22 to 10.06  10,793      0.01%       13.69% to    5.38%
 Comstock Portfolio --
   Class II Shares
   2009......................... 1.45% to 2.55% 4,892,907 13.09 to  7.14  55,253      4.31%       26.55% to   25.13%
   2008......................... 1.45% to 2.55% 5,740,584 10.35 to  5.70  51,764      2.74%     (36.73)% to (37.44)%
   2007......................... 1.45% to 2.55% 9,721,170 16.35 to  9.12 131,463      1.56%      (3.75)% to (12.88)%
   2006......................... 1.45% to 2.30% 7,575,129 16.99 to 11.94 111,331      2.41%       14.37% to   13.38%
   2005......................... 1.45% to 2.30% 6,788,043 14.86 to 10.50  87,592      0.95%        5.39% to    1.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

      Consolidated Financial Statements and Financial Statement Schedules

                         Year ended December 31, 2009

    (With Reports of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm..................................  F-1
   Consolidated Statements of Income for the years ended December 31, 2009, 2008 and 2007.............  F-2
   Consolidated Balance Sheets as of December 31, 2009 and 2008.......................................  F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2009,
     2008 and 2007....................................................................................  F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.........  F-5
   Notes to Consolidated Financial Statements.........................................................  F-6
   Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
     Schedules........................................................................................ F-64
   Schedule I, Summary of investments-other than investments in related parties....................... F-65
   Schedule III, Supplemental Insurance Information................................................... F-66

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                               Years ended December 31,
                                     -                                       ----------------------------
                                                                               2009      2008      2007
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  982.4  $1,068.5  $1,063.2
Net investment income.......................................................    644.7     948.3   1,189.9
Net investment gains (losses)...............................................   (315.9)   (936.7)    (91.1)
Policy fees and other income................................................    599.2     607.7     491.3
                                                                             --------  --------  --------
   Total revenues...........................................................  1,910.4   1,687.8   2,653.3
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,032.7   1,138.8   1,105.4
Interest credited...........................................................    339.7     450.7     541.3
Acquisition and operating expenses, net of deferrals........................    247.0     270.2     244.2
Amortization of deferred acquisition costs and intangibles..................    241.0     244.0     151.4
Interest expense............................................................     91.7     168.1     205.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,952.1   2,271.8   2,247.4
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................    (41.7)   (584.0)    405.9
Provision (benefit) for income taxes........................................    (36.0)   (212.3)    101.3
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     (5.7)   (371.7)    304.6
Equity in net income (loss) of unconsolidated subsidiary....................      4.4     (37.6)     19.1
                                                                             --------  --------  --------
Net income (loss)........................................................... $   (1.3) $ (409.3) $  323.7
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $ (592.1) $ (820.7) $  (62.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    226.6        --        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................   (365.5)   (820.7)    (62.4)
Other investment gains (losses).............................................     49.6    (116.0)    (28.7)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (315.9) $ (936.7) $  (91.1)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2009       2008
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $11,248.8  $10,771.7
       Equity securities available-for-sale, at fair value.................................     101.3       90.0
       Commercial mortgage loans...........................................................   2,363.3    2,704.1
       Policy loans........................................................................     515.7      505.8
       Other invested assets ($297.6 and $338.9 restricted)................................   2,607.4    2,991.8
                                                                                            ---------  ---------
              Total investments............................................................  16,836.5   17,063.4
   Cash and cash equivalents...............................................................   1,279.8    2,120.2
   Accrued investment income...............................................................     152.8      158.7
   Deferred acquisition costs..............................................................   3,180.1    3,294.8
   Intangible assets.......................................................................     491.8      641.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,216.0    8,490.7
   Other assets............................................................................     491.2      648.7
   Separate account assets.................................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total assets................................................................. $41,185.4  $41,370.8
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,885.1  $ 9,936.2
       Policyholder account balances.......................................................  11,362.5   14,017.3
       Liability for policy and contract claims............................................     294.9      280.9
       Unearned premiums...................................................................      17.2       19.2
       Other liabilities ($299.4 and $396.5 restricted)....................................   1,082.3    1,519.5
       Non-recourse funding obligations....................................................   3,543.0    3,555.0
       Deferred income tax liability.......................................................     586.4      323.8
       Separate account liabilities........................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total liabilities............................................................  36,857.7   38,153.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,686.7    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................    (546.7)  (1,649.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................    (129.8)        --
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (676.5)  (1,649.7)
          Derivatives qualifying as hedges.................................................      12.4       46.1
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (664.1)  (1,603.6)
       Retained earnings...................................................................     279.5      108.3
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,327.7    3,217.0
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,185.4  $41,370.8
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                              Accumulated
                                                                  Additional     other                  Total
                                                 Preferred Common  paid-in   comprehensive Retained stockholder's
                                                   stock   stock   capital   income (loss) earnings    equity
                                                 --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2006................  $ 110.0  $25.6   $4,025.3    $    22.0   $ 260.8    $ 4,443.7
                                                                                                      ---------
Comprehensive income (loss):
   Net income...................................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges.............       --     --         --          4.6        --          4.6
                                                                                                      ---------
Total comprehensive income (loss)...............                                                          (31.6)
Redemption of preferred stock...................   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder...................................       --     --       46.3           --     (62.0)       (15.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007................       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                                      ---------
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.............       --     --         --         41.2        --         41.2
                                                                                                      ---------
Total comprehensive income (loss)...............                                                       (1,679.6)
Capital contribution............................       --     --      610.9           --        --        610.9
Other transactions with stockholder.............       --     --        4.2           --      (4.9)        (0.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008................       --   25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                      ---------
Cumulative effect of change in accounting, net
  of taxes and other adjustments................       --     --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........       --     --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............       --     --         --         17.7        --         17.7
   Derivatives qualifying as hedges.............       --     --         --        (33.7)       --        (33.7)
                                                                                                      ---------
Total comprehensive income (loss)...............                                                        1,126.6
Other transactions with stockholder.............       --     --         --           --     (16.0)       (16.0)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2009................  $    --  $25.6   $4,686.7    $  (664.1)  $ 279.5    $ 4,327.7
                                                  =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                         Years ended December 31,
                                                                                     -------------------------------
                                                                                        2009       2008       2007
                                                                                     ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)................................................................ $    (1.3) $  (409.3) $   323.7
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains)................................................     315.9      936.7       91.1
       Equity in net (income) loss of unconsolidated subsidiary.....................      (4.4)      37.6      (19.1)
       Charges assessed to policyholders............................................    (394.2)    (364.3)    (349.5)
       Net increase (decrease) in trading securities and derivative instruments.....    (149.8)     199.8      (94.9)
       Amortization of fixed maturity discounts and premiums........................      60.0       36.7       (7.4)
       Acquisition costs deferred...................................................    (185.6)    (399.9)    (488.3)
       Amortization of deferred acquisition costs and intangibles...................     241.0      244.0      151.4
       Deferred income taxes........................................................    (289.7)    (108.4)     215.7
   Change in certain assets and liabilities:
       Accrued investment income and other assets...................................      43.0     (105.3)    (139.6)
       Insurance reserves...........................................................     699.6      819.2      707.5
       Other liabilities and other policy-related balances..........................      58.9      (96.5)     (48.4)
                                                                                     ---------  ---------  ---------
   Net cash from operating activities...............................................     393.4      790.3      342.2
                                                                                     ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities....................................................   1,605.4    1,812.5    2,419.7
       Commercial mortgage loans....................................................     247.2      297.1      505.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities.........................................   1,586.6    1,152.1    1,477.1
   Purchases and originations of investments:
       Fixed maturity and equity securities.........................................  (2,336.2)  (1,305.4)  (4,477.9)
       Commercial mortgage loans....................................................        --      (31.4)    (692.1)
   Other invested assets, net.......................................................    (253.2)  (1,026.0)    (148.2)
   Cash related to transfer of subsidiary to an affiliate...........................        --         --      (27.0)
   Policy loans, net................................................................      (9.9)     (39.0)     (11.2)
                                                                                     ---------  ---------  ---------
   Net cash from investing activities...............................................     839.9      859.9     (954.0)
                                                                                     ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts..............................   1,421.8    3,999.4    4,582.0
   Withdrawals from universal life and investment contracts.........................  (3,448.7)  (4,746.8)  (4,450.9)
   Proceeds from short-term borrowings and other, net...............................     (34.7)     272.8      518.2
   Payments on short-term borrowings................................................        --     (271.8)    (522.4)
   Proceeds from issuance of non-recourse funding obligations.......................        --         --      790.0
   Redemption of non-recourse funding obligations...................................     (12.0)        --         --
   Capital contribution from parent.................................................        --      600.0         --
   Capital contribution to unconsolidated subsidiary................................      (0.1)        --         --
   Redemption of preferred stock....................................................        --         --     (110.0)
   Dividends paid to stockholders...................................................        --         --       (2.5)
                                                                                     ---------  ---------  ---------
   Net cash from financing activities...............................................  (2,073.7)    (146.4)     804.4
                                                                                     ---------  ---------  ---------
   Net change in cash and cash equivalents..........................................    (840.4)   1,503.8      192.6
Cash and cash equivalents at beginning of year......................................   2,120.2      616.4      423.8
                                                                                     ---------  ---------  ---------
Cash and cash equivalents at end of year............................................ $ 1,279.8  $ 2,120.2  $   616.4
                                                                                     =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2009, 2008 and 2007

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to net unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income, formerly known as Retirement Income and Institutional.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

   In December 2009, we began reporting our institutional and corporate-owned life insurance products, previously included in our Retirement Income and Protection segments, respectively, in Corporate and Other activities, as they were deemed non-strategic. All prior period amounts have been re-presented.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and guaranteed minimum withdrawal benefits ("GMWB") liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $170.6 million and $121.0 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $175.8 million and $128.0 million, respectively, and the obligation to return collateral of $176.0 million and $128.2 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2009 and 2008.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded a charge to DAC as a result of our loss recognition and DAC recoverability testing of $49.0 million and $46.1 million, respectively. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009, 2008 and 2007, no charges were recorded as a result of our goodwill impairment testing. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders.

   Our primary involvement related to VIEs includes securitization transactions and certain investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   As of December 31, 2009 and 2008, we were not required to consolidate any VIEs where there are third-party beneficial interest holders.

   (s) Accounting Changes

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the U.S. Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $188.5 million to retained earnings with an offset to accumulated other comprehensive income (loss) of $188.4 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                                        Accumulated other
                                          comprehensive                     Total stockholder's
(Amounts in millions)                     income (loss)   Retained earnings       equity
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of this new accounting guidance on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated financial statements.

   (t) Accounting Pronouncements Not Yet Adopted

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise which has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special-purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will not be material to retained earnings on January 1, 2010, but will increase total assets and total liabilities approximately $100.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

 (Amounts in millions)                                 2009    2008     2007
 ---------------------                                ------  ------  --------
 Fixed maturity securities--taxable.................. $567.0  $773.6  $  928.0
 Commercial mortgage loans...........................  136.7   168.4     183.8
 Equity securities...................................    1.8     3.5       3.9
 Other invested assets...............................  (77.8)  (27.5)     40.7
 Policy loans........................................   31.8    29.7      28.2
 Cash, cash equivalents and short-term investments...    8.8    26.1      30.3
                                                      ------  ------  --------
    Gross investment income before expenses and fees.  668.3   973.8   1,214.9
 Expenses and fees...................................  (23.6)  (25.5)    (25.0)
                                                      ------  ------  --------
    Net investment income............................ $644.7  $948.3  $1,189.9
                                                      ======  ======  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(Amounts in millions)                                             2009     2008    2007
---------------------                                           -------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $  28.5  $  31.7  $  9.8
   Realized losses on sale.....................................   (70.1)   (56.2)  (30.2)
Impairments:
   Total other-than-temporary impairments......................  (592.1)  (820.7)  (62.4)
   Portion of other-than-temporary impairments included in OCI.   226.6       --      --
                                                                -------  -------  ------
   Net other-than-temporary impairments........................  (365.5)  (820.7)  (62.4)
                                                                -------  -------  ------
Derivative instruments.........................................   112.1    (87.9)   (3.7)
Commercial mortgage loans......................................   (10.3)    (0.5)   (1.9)
Trading securities.............................................    (1.5)     2.6    (2.6)
Other..........................................................    (9.1)    (5.7)   (0.1)
                                                                -------  -------  ------
   Net investments gains (losses).............................. $(315.9) $(936.7) $(91.1)
                                                                =======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $483.0 million, $443.9 million and $1,334.6 million, respectively, which was approximately 87.9%, 88.8% and 97.5%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

 (Amounts in millions)                                                   2009
 ---------------------                                                 -------
 Cumulative credit losses, beginning balance.......................... $    --
 Adoption of new accounting guidance related to other-than-temporary
   impairments........................................................   456.2
 Additions:
    Other-than-temporary impairments not previously recognized........    48.7
    Increases related to other-than-temporary impairments previously
      recognized......................................................    86.1
 Reductions:
    Securities sold, paid down or disposed............................  (213.8)
    Securities where there is intent to sell..........................    (3.9)
                                                                       -------
 Cumulative credit losses, ending balance............................. $ 373.3
                                                                       =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC and PVFP that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)                                       2009       2008      2007
---------------------                                    ---------  ---------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(1,080.2) $(2,565.1) $(508.1)
   Equity securities....................................      10.8       (9.6)     3.5
   Restricted other invested assets.....................      (1.7)     (57.6)   (15.3)
   Investment in unconsolidated subsidiary..............     (28.5)    (152.5)   (10.5)
   Other invested assets................................      (0.1)       0.7       --
                                                         ---------  ---------  -------
       Subtotal.........................................  (1,099.7)  (2,784.1)  (530.4)
                                                         ---------  ---------  -------
Adjustments to DAC and PVFP.............................      63.5      311.4     12.3
Deferred income taxes, net..............................     359.7      823.0    179.9
                                                         ---------  ---------  -------
Net unrealized investment gains (losses)................ $  (676.5) $(1,649.7) $(338.2)
                                                         =========  =========  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                              2009       2008      2007
---------------------                                                           ---------  ---------  -------
Beginning balance.............................................................. $(1,649.7) $  (338.2) $  21.7
Cumulative effect of change in accounting......................................    (188.4)        --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   1,567.5   (3,097.8)  (673.8)
   Adjustment to DAC...........................................................    (131.8)     150.8     14.8
   Adjustment to PVFP..........................................................    (125.6)     148.3     27.7
   Provision for deferred income taxes.........................................    (420.5)     938.5    219.4
                                                                                ---------  ---------  -------
       Change in unrealized gains (losses) on investment securities............     889.6   (1,860.2)  (411.9)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(146.5), $(295.4) and $(28.0)......................................     272.0      548.7     52.0
                                                                                ---------  ---------  -------
Ending balance................................................................. $  (676.5) $(1,649.7) $(338.2)
                                                                                =========  =========  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  Gross unrealized gains      Gross unrealized losses
                                                --------------------------- --------------------------
                                      Amortized Not other-than- Other-than- Not other-than- Other-than-
                                       cost or    temporarily   temporarily   temporarily   temporarily   Fair
(Amounts in millions)                   cost       impaired      impaired      impaired      impaired     value
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government-sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Residential mortgage-backed.........................    1,688.6      17.1       (427.2)   1,278.5
   Commercial mortgage-backed..........................    1,425.1       5.6       (577.9)     852.8
   Other asset-backed..................................    1,861.9       3.9       (282.2)   1,583.6
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    Less than 12 months               12 months or more
                                              -------------------------------- --------------------------------
                                                           Gross                            Gross
                                                         unrealized Number of             unrealized Number of
(Dollar amounts in millions)                  Fair value   losses   securities Fair value   losses   securities
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 1,206 securities and accounted for unrealized losses of $1,311.2 million. Of these unrealized losses of $1,311.2 million, 60.9% were investment grade (rated "AAA" through "BBB-") and 20.5% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to widening credit spreads and a depressed market for certain structured mortgage securities. Included in these unrealized losses as of December 31, 2009 was $221.2 million of unrealized losses on other-than-temporarily impaired securities. Of the total unrealized losses on other-than-temporarily impaired securities, $81.8 million have been in an unrealized loss position for more

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

than 12 months. Of the unrealized losses of $1,311.2 million, $954.9 million were related to structured securities and $232.9 million were related to corporate securities primarily in the finance and insurance sector. The remaining amount of $123.4 million was spread evenly across all other sectors. Of the $954.9 million unrealized losses in structured securities, 36.2% were in commercial mortgage-backed securities and 43.9% were in residential mortgage-backed securities with the remainder in other asset-backed securities. Approximately 52.9% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $232.9 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. None of these unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these securities retain a credit rating of investment grade. About half of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 419 securities were 20% or more below cost, of which 169 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $363.3 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $47.2 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell, or it is not more likely than not that we will be required to sell, these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                  Less than 12 months               12 months or more
                                            -------------------------------- --------------------------------
                                                         Gross                            Gross
                                                       unrealized Number of             unrealized Number of
(Dollar amounts in millions)                Fair value   losses   securities Fair value   losses   securities
----------------------------                ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S.....................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate..........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S......................     561.9    (118.3)     148         675.4     (363.4)     109
   Residential mortgage-backed.............     170.3     (36.8)      62         623.7     (389.7)     200
   Commercial mortgage-backed..............     163.1     (38.3)      82         673.0     (540.0)     260
   Other asset-backed......................     171.0     (12.4)      28       1,420.1     (270.1)     130
                                             --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities.....   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities..........................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost...............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.......................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost............      19.4     (21.6)      29         479.1     (803.4)     209
                                             --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.........   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                             --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost...............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.......................      23.4      (9.7)       2           0.7       (0.2)       3
                                             --------   -------      ---      --------  ---------    -----
   Total equity securities.................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

Investment grade...........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade.....................     285.5     (59.4)     177         265.7     (139.1)     113
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   335.9    $   341.7
       Due after one year through five years..     2,777.6      2,770.4
       Due after five years through ten years.     1,551.8      1,544.2
       Due after ten years....................     3,301.1      3,151.9
                                                 ---------    ---------
          Subtotal............................     7,966.4      7,808.2
       Residential mortgage-backed............     1,555.9      1,157.4
       Commercial mortgage-backed.............     1,125.5        786.7
       Other asset-backed.....................     1,681.2      1,496.5
                                                 ---------    ---------
          Total...............................   $12,329.0    $11,248.8
                                                 =========    =========

   As of December 31, 2009, $1,398.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 26.6%, 21.6% and 10.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2009 and 2008, $8.5 million and $8.8 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  677.5       28.5%      $  729.4       26.9%
Industrial...........................................       659.1       27.7          709.7       26.2
Retail...............................................       544.5       22.9          711.9       26.3
Hotel................................................       253.8       10.7          254.7        9.4
Apartments...........................................       225.5        9.5          277.0       10.2
Mixed use/other......................................        15.9        0.7           26.6        1.0
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
Pacific..............................................    $  654.1       27.5%      $  690.7       25.5%
South Atlantic.......................................       653.0       27.5          801.5       29.6
Middle Atlantic......................................       291.5       12.3          347.4       12.8
East North Central...................................       240.2       10.1          268.0        9.9
Mountain.............................................       138.4        5.8          171.3        6.3
West North Central...................................       116.4        4.9          128.9        4.8
New England..........................................       115.4        4.9          117.5        4.3
East South Central...................................        90.2        3.8           98.5        3.6
West South Central...................................        77.1        3.2           85.5        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

   For the years ended December 31, 2009 and 2008, there were no mortgage originations. As of December 31, 2009 and 2008, our total mortgage holdings secured by real estate in California was $468.2 million and $490.6 million, respectively, which was 19.7% and 18.1%, respectively, of our total mortgage holdings.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses ($1.9 million as of December 31, 2009) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009). There were no impaired loans as of December 31, 2008.

   Average investment in specifically impaired loans was $1.7 million for the year ended December 31, 2009 and there was no interest income recognized on these loans while they were considered impaired. There were no non-income producing commercial mortgage loans as of December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                  (Amounts in millions)      2009  2008  2007
                  ---------------------      ----- ---- -----
                  Balance as of January 1... $ 7.4 $6.9 $ 5.3
                  Provision.................   7.6  0.5   1.9
                  Transfer of AML...........    --   --  (0.3)
                                             ----- ---- -----
                  Balance as of December 31. $15.0 $7.4 $ 6.9
                                             ===== ==== =====

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2009                      2008
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $1,247.6       47.8%      $  924.5       30.9%
Investment in unconsolidated subsidiary.       381.4       14.7          219.1        7.3
Restricted other invested assets........       297.6       11.4          338.9       11.3
Derivatives.............................       196.8        7.5          620.7       20.7
Securities lending collateral...........       175.8        6.7          128.0        4.3
Limited partnerships....................       153.5        5.9          286.5        9.6
Derivatives counterparty collateral.....       112.0        4.3          384.9       12.9
Trading securities......................        33.5        1.3           62.1        2.1
Other investments.......................         9.2        0.4           27.1        0.9
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,607.4      100.0%      $2,991.8      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets was as follows as of December 31, 2009:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 70.7     $ 70.7
        Due after one year through five years.....   116.4      116.9
        Due after five years through ten years....    74.5       74.5
        Due after ten years.......................    37.7       35.5
                                                    ------     ------
           Total restricted other invested assets.  $299.3     $297.6
                                                    ======     ======

   As of December 31, 2009, $54.2 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2009, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                Derivative assets           Derivative liabilities
                                         -------------------------------- ----------------------------
                                             Balance         Fair value      Balance       Fair value
                                              sheet        --------------     sheet       -------------
(Amounts in millions)                     classification    2009    2008  classification   2009   2008
---------------------                    ----------------- ------  ------ --------------  ------ ------
Derivatives designated as hedges
Fair value hedges:
                                          Other invested                      Other
   Interest rate swaps..................      assets       $ 99.9  $178.0  liabilities    $  6.8 $ 19.3
                                                           ------  ------                 ------ ------
   Total fair value hedges..............                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
   Total derivatives designated as
     hedges.............................                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
Derivatives not designated as hedges
                                          Other invested                      Other
Interest rate swaps.....................      assets         34.1   332.4  liabilities      32.2   42.8
                                          Other invested                      Other
Credit default swaps....................      assets          0.7      --  liabilities        --    5.1
                                          Other invested                      Other
Equity index options....................      assets         32.2   104.9  liabilities       2.4     --
                                          Other invested                      Other
Financial futures.......................      assets           --      --  liabilities        --     --
                                          Other invested                      Other
Limited guarantee.......................      assets         29.9     5.4  liabilities        --     --
                                                                          Policyholder
                                           Reinsurance                       account
GMWB embedded derivatives............... recoverable/(1)/    (3.7)   14.9 balances/(2)/    156.6  784.8
                                                           ------  ------                 ------ ------
   Total derivatives not designated as
     hedges.............................                     93.2   457.6                  191.2  832.7
                                                           ------  ------                 ------ ------
   Total derivatives....................                   $193.1  $635.6                 $198.0 $852.0
                                                           ======  ======                 ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  Maturities/
(Notional in millions)                   Measurement  December 31, 2008 Additions terminations December 31, 2009
----------------------                   -----------  ----------------- --------- ------------ -----------------
Derivatives designated as hedges
Fair value hedges:
   Interest rate swaps..................  Notional        $2,228.2      $     --   $  (589.9)      $1,638.3
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
Derivatives not designated as hedges
Interest rate swaps.....................  Notional         2,232.0         570.5      (651.5)       2,151.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Financial futures.......................  Notional         1,278.8       4,304.0    (1,278.8)       4,304.0
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   3,816.9       4,874.5    (1,930.3)       6,761.1
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $6,045.1      $4,874.5   $(2,520.2)      $8,399.4
                                                          ========      ========   =========       ========

(Number of contracts or policies)     Measurement  December 31, 2008 Additions Terminations December 31, 2009
---------------------------------     -----------  ----------------- --------- ------------ -----------------
Derivatives not designated as hedges
Equity index options................. Contracts         422,000       595,000    (220,000)       797,000
GMWB embedded derivatives............ Policies           38,069         4,531      (1,289)        41,311

   As a result of rating agency actions taken in April 2009, credit downgrade provisions were triggered in our master swap agreements with certain derivative counterparties and we terminated $883.0 million notional value, of which $812.0 million was replaced or renegotiated. Approximately $125.0 million of notional value remained with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $9.8 million as of December 31, 2009.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                   2009   2008   2007
---------------------                                                  ------  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1. $ 46.1  $ 4.9 $ 0.3
Current period increases (decreases) in fair value....................  (33.7)  41.1   4.7
Reclassification to net (income) loss.................................     --    0.1  (0.1)
                                                                       ------  ----- -----
Derivatives qualifying as effective accounting hedges as of
  December 31......................................................... $ 12.4  $46.1 $ 4.9
                                                                       ======  ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Derivatives qualifying as effective accounting hedges contain $11.9 million and $45.7 million, net of taxes, as of December 31, 2009 and 2008, respectively, from our investment in GLICNY. The $11.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2009 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.5 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2009, 2008 or 2007 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            Derivative instrument                                  Hedged item
                       ----------------------------------------------------------------  -------------------------------
                        Gain (loss)   Classification                   Classification     Gain (loss)   Classification
                       recognized in  of gain (loss)    Other impacts     of other       recognized in  of gain (loss)
                        net income    recognized in        to net        impacts to       net income    recognized in
(Amounts in millions)     (loss)     net income (loss)  income (loss) net income (loss)     (loss)     net income (loss)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2008 and 2007, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness in either year.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   Classification of gain (loss) recognized
(Amounts in millions)                      2009     2008    2007            in net income (loss)
---------------------                    -------  -------  ------  ----------------------------------------
Interest rate swaps..................... $(238.2) $ 312.4  $  1.9       Net investment gains (losses)
Credit default swaps....................     6.5     (6.5)     --       Net investment gains (losses)
Equity index options....................  (114.1)   269.7    21.9       Net investment gains (losses)
Financial futures.......................  (199.7)    83.7    (2.5)      Net investment gains (losses)
Limited guarantee.......................    24.5    (18.5)    8.9       Net investment gains (losses)
GMWB embedded derivatives...............   635.5   (727.5)  (34.7)      Net investment gains (losses)
                                         -------  -------  ------
   Total derivatives not designated as
     hedges............................. $ 114.5  $ (86.7) $ (4.5)
                                         =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $126.0 million and $554.4 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $0.5 million and $0.8 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $112.0 million and $384.9 million, respectively, related to these agreements, including over collateralization of $9.8 million and $30.1 million, respectively, from certain counterparties. As of December 31, 2009 and 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $23.8 million and $199.5 million, respectively, from counterparties and required to disburse up to $0.5 million and $0.8 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 6.0    $ --      $--      $ 6.0    $--      $0.5
A
   Matures after one year through five years..   16.5     0.1       --       16.5     --       1.4
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.3
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     --       2.8
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.1
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.7      $--      $56.1    $--      $5.1
                                                =====    ====      ===      =====    ===      ====

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2009      2008      2007
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,137.3  $2,955.5  $2,668.1
   Costs deferred.................................................    185.6     399.9     488.3
   Amortization, net of interest accretion........................   (203.0)   (202.0)    (97.8)
   Transfer of AML................................................       --        --    (103.1)
   Cumulative effect adjustment/(1)/..............................     (4.5)       --        --
   Reinsurance transactions with an affiliate/(2)/................     35.4     (16.1)       --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,150.8   3,137.3   2,955.5
   Accumulated effect of net unrealized investment (gains) losses.     29.3     157.5       6.7
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,180.1  $3,294.8  $2,962.2
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2009                  2008
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $725.3    $(316.0)   $  850.8   $(290.5)
Capitalized software..........................   159.3     (101.9)      139.5     (89.4)
Deferred sales inducements to contractholders.    42.6      (17.5)       41.6     (10.5)
Other.........................................     2.5       (2.5)        2.5      (2.5)
                                                ------    -------    --------   -------
   Total......................................  $929.7    $(437.9)   $1,034.4   $(392.9)
                                                ======    =======    ========   =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2009, 2008 and 2007 was $38.0 million, $42.0 million and $53.6 million, respectively. Amortization expense related to deferred sales inducements of $7.0 million, $6.9 million and $1.8 million for the years ended December 31, 2009, 2008 and 2007, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2009    2008    2007
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $406.4  $438.0  $512.6
   Amortization...................................................  (47.8)  (55.9)  (75.2)
   Interest accreted at 5.7%, 5.8% and 5.6%.......................   22.3    24.3    26.5
   Cumulative effect adjustment/(1)/..............................   (5.8)     --      --
   Transfer of AML................................................     --      --   (25.5)
   Amount transferred due to a reinsurance transaction............     --      --    (0.4)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  375.1   406.4   438.0
   Accumulated effect of net unrealized investment (gains) losses.   34.2   153.9     5.6
                                                                   ------  ------  ------
Balance as of December 31......................................... $409.3  $560.3  $443.6
                                                                   ======  ======  ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2010. 8.6%
                                   2011. 8.2%
                                   2012. 6.9%
                                   2013. 5.2%
                                   2014. 4.6%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2009 and 2008.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2009, 2008 or 2007. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we also have significant concentrations of reinsurance with reinsurers that could have a material impact on our financial position. As of December 31, 2009, approximately 25.8% of our reinsured life insurance was ceded to two other companies.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2009 and 2008, we had $3.1 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2009 and 2008, we had a reinsurance recoverable of $7,193.3 million and $7,389.7 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we receive a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we ceded to BLAC $2,902.9 million of universal life insurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2009 and 2008, total life insurance ceded to BLAC was $67,177.1 million and $24,846.0 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2009, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2009         2008         2007
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 552,476.5  $ 561,124.7  $ 563,131.3
 Amounts assumed from other companies..    97,649.3     90,883.2     80,205.1
 Amounts ceded to other companies/(1)/.  (293,873.7)  (303,820.9)  (226,524.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 356,252.1  $ 348,187.0  $ 416,811.7
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        27.4%        26.1%        19.2%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                                     ----------------------------  ----------------------------
(Amounts in millions)                  2009      2008      2007      2009      2008      2007
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,126.9  $1,240.6  $1,267.1  $1,128.8  $1,242.8  $1,269.9
Assumed.............................    172.8     254.3     148.5     172.8     249.3      58.8
Ceded...............................   (338.3)   (438.1)   (375.2)   (319.2)   (423.6)   (265.5)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  961.4  $1,056.8  $1,040.4  $  982.4  $1,068.5  $1,063.2
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   17.6%     23.3%      5.5%
                                                                   ========  ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,039.1 million, $1,135.4 million and $1,098.5 million during 2009, 2008 and 2007, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption      2009     2008
---------------------                            ---------- -------------  -------- --------
Structured settlements with life contingencies..    /(1)/   4.0% - 9.25%   $5,408.7 $5,459.6
Traditional life insurance contracts............    /(2)/   2.5% - 7.5%     2,348.8  2,245.1
Annuity contracts with life contingencies.......    /(1)/   4.0% - 9.25%    1,993.1  2,092.5
Supplementary contracts with life contingencies.    /(1)/   4.0% - 9.25%       52.9     54.6
Accident and health insurance contracts.........    /(3)/   4.5% - 7.0%        81.6     84.4
                                                                           -------- --------
   Total future policy benefits.................                           $9,885.1 $9,936.2
                                                                           ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the United
     States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2009      2008
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 2,638.5 $ 4,328.4
    Annuity contracts..................................   2,320.4   3,240.7
    Structured settlements without life contingencies..   1,377.3   1,441.2
    Supplementary contracts without life contingencies.     240.3     239.7
    Variable universal life insurance contracts........      22.0      25.5
                                                        --------- ---------
       Total investment contracts......................   6,598.5   9,275.5
    Universal life insurance contracts.................   4,764.0   4,741.8
                                                        --------- ---------
       Total policyholder account balances............. $11,362.5 $14,017.3
                                                        ========= =========

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $7,120.3 million and $6,253.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2009     2008
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,431.8 $3,275.4
   Net amount at risk...................................................... $   98.7 $  764.8
   Average attained age of contractholders.................................       69       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,916.6 $1,955.0
   Net amount at risk...................................................... $  511.5 $  750.6
   Average attained age of contractholders.................................       69       69

Account values with living benefit guarantees:
   GMWBs................................................................... $5,100.7 $2,734.7
   Guaranteed annuitization benefits....................................... $  818.8 $1,129.7

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $11.5 million and $31.3 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $682.9 million and $1,092.2 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2009     2008
                    ---------------------  -------- --------
                     Balanced funds....... $3,371.5 $2,681.3
                     Equity funds.........  1,420.6    502.3
                     Bond funds...........    852.8    588.8
                     Money market funds...    129.6     72.4
                     Other................    145.0     19.6
                                           -------- --------
                        Total............. $5,919.5 $3,864.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2009     2008     2007
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 280.9  $ 263.1  $ 279.3
       Less reinsurance recoverables..........  (112.0)  (113.6)  (119.4)
                                               -------  -------  -------
          Net balance as of January 1.........   168.9    149.5    159.9
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --       --     (3.2)

       Incurred related to insured events of:
          Current year........................   565.3    365.5    449.2
          Prior years.........................    29.6     36.6    (80.0)
                                               -------  -------  -------
              Total incurred..................   594.9    402.1    369.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (548.6)  (345.1)  (309.9)
          Prior years.........................   (45.1)   (37.6)   (66.5)
                                               -------  -------  -------
              Total paid......................  (593.7)  (382.7)  (376.4)
                                               -------  -------  -------
          Net balance as of December 31.......   170.1    168.9    149.5
                                               -------  -------  -------
       Add reinsurance recoverables...........   124.8    112.0    113.6
                                               -------  -------  -------
       Balance as of December 31.............. $ 294.9  $ 280.9  $ 263.1
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2008.

   During 2009, 2008 and 2007, we strengthened (reduced) reserves by $29.6 million, $36.6 million and $(80.0) million, respectively, as a result of changes in estimates related to prior year insured events and the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claim reserves related to our life insurance by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) Non-Recourse Funding Obligations

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                         2009     2008
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    528.0    540.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,543.0 $3,555.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. Beginning in January 2009, the accrual of interest was based on one-month LIBOR that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency actions on the third-party financial guaranty insurance companies that guarantee these obligations. During 2008, the rates on those $1.7 billion of non-recourse funding obligations were contractually reset to the highest margin to the related underlying index rates.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2009 and 2008 was 1.5% and 3.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

   (Amounts in millions)                            2009     2008     2007
   ---------------------                          -------  -------  -------
   Current federal income tax.................... $ 257.0  $(107.7) $(107.6)
   Deferred federal income tax...................  (289.2)  (101.9)   213.2
                                                  -------  -------  -------
      Total federal income tax...................   (32.2)  (209.6)   105.6
                                                  -------  -------  -------
   Current state income tax......................    (3.3)     3.8     (6.8)
   Deferred state income tax.....................    (0.5)    (6.5)     2.5
                                                  -------  -------  -------
      Total state income tax.....................    (3.8)    (2.7)    (4.3)
                                                  -------  -------  -------
      Total provision (benefit) for income taxes. $ (36.0) $(212.3) $ 101.3
                                                  =======  =======  =======

   The current federal income tax (payable) receivable was $(59.2) million and $160.9 million and the current state income tax receivable (payable) was $6.0 million and $2.9 million as of December 31, 2009 and 2008, respectively, and was included in other assets and other liabilities in the consolidated balance sheets.

   In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                           2009  2008  2007
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  6.0   0.4  (0.3)
       Benefit on tax favored investments................. 42.2   1.0  (8.8)
       Interest on uncertain tax positions................  2.7   0.2  (1.0)
       Other, net.........................................  0.4  (0.2)  0.1
                                                           ----  ----  ----
    Effective rate........................................ 86.3% 36.4% 25.0%
                                                           ====  ====  ====

   The components of the net deferred income tax liability were as follows as of December 31:

      (Amounts in millions)                                2009     2008
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  108.0 $  183.2
         Net unrealized losses on investment securities.    359.7    823.0
         Accrued expenses...............................      0.6      8.5
         Net operating loss carryforwards...............    454.3    136.0
         Other..........................................     76.3     52.4
                                                         -------- --------
             Total deferred income tax assets...........    998.9  1,203.1
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    542.2    422.8
         Net unrealized gains on derivatives............      0.2      0.1
         PVFP...........................................    125.2    139.3
         DAC............................................    869.1    876.9
         Other..........................................     48.6     87.8
                                                         -------- --------
             Total deferred income tax liabilities......  1,585.3  1,526.9
                                                         -------- --------
             Net deferred income tax liability.......... $  586.4 $  323.8
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,298.0 million as of December 31, 2009, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (Amounts in millions)                          2009    2008   2007
      ---------------------                         ------  -----  ------
      Balance as of January 1...................... $ 67.8  $51.0  $ 74.3
      Tax positions related to the current period:
         Gross additions...........................   54.3    1.7     0.5
         Gross reductions..........................   (1.7)  (1.7)     --
      Tax positions related to the prior years:
         Gross additions...........................    0.3   19.8     0.5
         Gross reductions..........................  (12.8)  (2.4)  (24.0)
      Settlements..................................     --   (0.6)   (0.3)
                                                    ------  -----  ------
      Balance as of December 31.................... $107.9  $67.8  $ 51.0
                                                    ======  =====  ======

   The total amount of unrecognized tax benefits was $107.9 million as of December 31, 2009, of which $40.8 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2009, 2008 and 2007, we incurred approximately $(1.8) million, $0.4 million and $(3.4) million, respectively, of interest and penalties. We had approximately $0.9 million and $2.7 million, respectively, of interest and penalties accrued as of December 31, 2009 and 2008.

   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from the 2005 and 2006 audit cycle have been timely protested and will be subject to review by the IRS appeals division. For those companies that filed consolidated returns with our former parent, GE, in 2003 and 2004 before Genworth's initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2010, as a result of our open audits and appeals, up to $84.7 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash (paid) received for taxes was $(51.3) million, $56.7 million and $213.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Cash paid for interest related to our non-recourse funding obligations was $72.6 million, $162.4 million and $177.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                  2009   2008  2007
---------------------                                                  ----- -----  ----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $  -- $10.9  $ --
   Capital contribution to unconsolidated subsidiary..................  51.7    --    --
   Tax contingencies and other tax related items......................   5.8  (4.2)  9.1
                                                                       ----- -----  ----
   Total non-cash transactions........................................ $57.5 $ 6.7  $9.1
                                                                       ===== =====  ====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $171.7 million, $268.8 million and $326.0 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $26.7 million, $118.1 million and $115.3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $18.6 million, $20.5 million and $15.7 million to Genworth in 2009, 2008 and 2007, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2009 and 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million for the year ended December 31, 2007. We pay interest at the cost of funds of GNA, which was 0.2%, 1.5% and 4.4%, for the years ended December 31, 2009, 2008 and 2007, respectively. GNA owed us $0.5 million as of December 31, 2009 and 2008, which was included in other assets in the consolidated balance sheets. During 2009, there were no borrowings. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $10.2 million, $4.9 million and $50.4 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2009                             2008
                                                  ------------------------------- --------------------------------
                                                   Notional   Carrying             Notional    Carrying
(Amounts in millions)                               amount     amount  Fair value   amount      amount  Fair value
---------------------                             --------    -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.....................  $    /(1)/ $2,363.3  $2,291.8   $     /(1)/ $2,704.1  $2,501.2
   Other invested assets.........................       /(1)/  1,298.6   1,305.1         /(1)/    992.9   1,006.6
Liabilities:
   Borrowings and related instruments:...........
       Non-recourse funding obligations/(2)/.....       /(1)/  3,543.0   1,720.8         /(1)/  3,555.0   2,757.0
   Investment contracts..........................       /(1)/  6,598.5   6,885.3         /(1)/  9,275.5   8,340.6
Other firm commitments:
   Commitments to fund limited
     partnerships................................   63.0            --        --    111.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $41.4 million and $67.2 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $156.6 million and $784.8 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $1.0 million and $24.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2009
                                                            --------------------------------------
(Amounts in millions)                                         Total     Level 1  Level 2   Level 3
---------------------                                       ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S..............................     154.6         --    154.6       --
          U.S. corporate...................................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S...............................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed......................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.......................     786.7         --     10.8    775.9
          Other asset-backed...............................   1,496.5         --    679.9    816.6
                                                            ---------  --------- -------- --------
          Total fixed maturity securities..................  11,248.8         --  8,498.8  2,750.0
                                                            ---------  --------- -------- --------
       Equity securities...................................     101.3       31.4     64.8      5.1
                                                            ---------  --------- -------- --------
       Other invested assets:
          Trading securities...............................      33.5         --     12.0     21.5
          Restricted other invested assets.................     297.6         --    271.1     26.5
          Derivative assets................................     196.8         --    132.3     64.5
          Securities lending collateral....................     175.8         --    175.8       --
          Derivatives counterparty collateral..............      13.6         --     13.6       --
                                                            ---------  --------- -------- --------
          Total other invested assets......................     717.3         --    604.8    112.5
                                                            ---------  --------- -------- --------
   Reinsurance recoverable/(1)/............................      (3.7)        --       --     (3.7)
   Separate account assets.................................  10,086.3   10,086.3       --       --
                                                            ---------  --------- -------- --------
          Total assets..................................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                            =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2)/...................... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities..................................      41.4         --     38.1      3.3
                                                            ---------  --------- -------- --------
          Total liabilities................................ $   198.0  $      -- $   38.1 $  159.9
                                                            =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                            2008
                                                            ------------------------------------
(Amounts in millions)                                         Total   Level 1  Level 2  Level 3
---------------------                                       --------- -------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   174.2 $     -- $  167.2 $    7.0
          Government--non-U.S..............................     162.2       --    143.8     18.4
          U.S. corporate...................................   5,383.3       --  4,346.3  1,037.0
          Corporate--non-U.S...............................   1,337.1       --    895.6    441.5
          Residential mortgage-backed......................   1,278.5       --    447.8    830.7
          Commercial mortgage-backed.......................     852.8       --     36.0    816.8
          Other asset-backed...............................   1,583.6       --    829.4    754.2
                                                            --------- -------- -------- --------
          Total fixed maturity securities..................  10,771.7       --  6,866.1  3,905.6
                                                            --------- -------- -------- --------
       Equity securities...................................      90.0     22.9     12.2     54.9
                                                            --------- -------- -------- --------
       Other invested assets:
          Trading securities...............................      62.1       --     23.6     38.5
          Restricted other invested assets.................     338.9       --    167.1    171.8
          Derivative assets................................     620.7       --    510.4    110.3
          Securities lending collateral....................     128.0       --    128.0       --
          Derivatives counterparty collateral..............     176.3       --    176.3       --
                                                            --------- -------- -------- --------
          Total other invested assets......................   1,326.0       --  1,005.4    320.6
                                                            --------- -------- -------- --------
   Reinsurance recoverable/(1)/............................      14.9       --       --     14.9
   Separate account assets.................................   8,501.9  8,501.9       --       --
                                                            --------- -------- -------- --------
          Total assets/(2)/................................ $20,704.5 $8,524.8 $7,883.7 $4,296.0
                                                            ========= ======== ======== ========
Liabilities
   Policyholder account balances/(3)/...................... $   784.8 $     -- $     -- $  784.8
   Derivative liabilities..................................      67.2       --     67.2       --
                                                            --------- -------- -------- --------
          Total liabilities/(4)/........................... $   852.0 $     -- $   67.2 $  784.8
                                                            ========= ======== ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
/(2)/Total assets have been revised to include the reinsured portion of our
     GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.
/(4)/Total liabilities have been revised to exclude the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                          Total gains
                                      Total realized and                                                    (losses)
                                       unrealized gains    Purchases,                                     included in
                          Beginning        (losses)          sales                              Ending     net income
           -               balance   -------------------   issuances                           balance       (loss)
                            as of    Included in              and                  Transfer     as of     attributable
                          January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)        2009      (loss)     in OCI      net      in Level 3  Level 3       2009      still held
---------------------     ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.........  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--
     non-U.S.............      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate........   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S....     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
   Residential mortgage-
     backed..............     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
   Commercial mortgage-
     backed..............     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed....     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..........   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                           --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities........      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities....      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.....     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.....     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets..............     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance
  recoverable/(1)/.......      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.....  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                           ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                                                            Total gains
                                        Total realized and                                                    (losses)
                                         unrealized gains    Purchases,                                     included in
                            Beginning        (losses)          sales                              Ending     net income
             -               balance   -------------------   issuances                           balance       (loss)
                              as of    Included in              and                  Transfer     as of     attributable
                            January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)          2008      (loss)     in OCI      net      in Level 3  Level 3       2008      still held
---------------------       ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities..  $2,044.2    $(618.8)  $(682.8)   $(392.4)    $4,793.8  $(1,238.4)   $3,905.6     $(607.2)
Equity securities..........       5.1        0.8      (0.7)      24.7         25.0         --        54.9          --
Other invested assets/(1)/.     227.2      247.4     (14.8)    (271.7)       231.6      (99.1)      320.6       248.8
Reinsurance
  recoverable/(2)/.........        --         --        --       14.9           --         --        14.9          --
                             --------    -------   -------    -------     --------  ---------    --------     -------
Total Level 3 assets.......  $2,276.5    $(370.6)  $(698.3)   $(624.5)    $5,050.4  $(1,337.5)   $4,296.0     $(358.4)
                             ========    =======   =======    =======     ========  =========    ========     =======

--------
/(1)/Includes certain trading securities, restricted other invested assets and derivatives.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2009        loss      in OCI      net      in Level 3 Level 3      2009       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2008        loss      in OCI      net      in Level 3 Level 3      2008       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(3)/...........   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             -----       ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             =====       ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of January 1, 2009 has been revised to exclude the impact of reinsurance.
/(2)/Represents derivative liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

   Non-Recurring Fair Value Measurements

   We hold investments in bank loans that are recorded at the lower of cost or fair value and are recorded in other invested assets. As of December 31, 2009, no bank loans were recorded at fair value as cost was lower than their respective fair values, and therefore, there were no fair value loss adjustments for the year ended December 31, 2009. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(15) Non-Controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2009   2008
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 83.6 $ 92.3
                   Fixed maturity securities...   53.3   62.9
                   Other receivables...........   71.2   86.8
                                                ------ ------
                      Total securitized assets. $208.1 $242.0
                                                ====== ======

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $117.4 million of credit losses as of December 31, 2008. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. In 2009, Genworth paid $0.9 million associated with one of these arrangements. The related securitization structure terminated in the fourth quarter of 2009 upon final payments made by the structure. As of December 31, 2009, Genworth has not been required to make any payments under the credit support agreements for the two remaining arrangements. These agreements will remain in place throughout the life of the related entities.

   Sales of securitized assets to QSPEs typically result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2009, 2008 and 2007.

   Amounts recognized in our consolidated financial statements related to our historical securitization activity with QSPEs were as follows as of December 31:

                                              2009       2008
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $2.0 $5.5  $6.3 $14.5
               Servicing assets...........   --   --    --    --
               Recourse liability.........   --   --    --    --
                                           ---- ----  ---- -----
                  Total................... $2.0 $5.5  $6.3 $14.5
                                           ==== ====  ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as available-for-sale fixed maturity securities.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

   As a result of the entities being considered QSPEs, we do not currently evaluate these entities for consolidation. However, these entities will be considered for consolidation as a result of new accounting guidance for consolidation of VIEs. See note 2 for more information related to the new accounting guidance and expected impact upon adoption.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2009, we are able to distribute $403.3 million in dividends in 2010 without obtaining regulatory approval. Based on statutory results as of December 31, 2009, we estimate our insurance subsidiaries could pay dividends of approximately $7.4 million to us in 2010 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2010 at this level as they retain capital for growth and to meet capital requirements.

   There were no common stock dividends declared in 2009, 2008 or 2007.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On January 22, 2007, the Board of Directors authorized the redemption of the 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake V, River Lake VI and River Lake
VII. River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2009     2008     2007
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 260.5  $(245.7) $ 325.1
Captive life reinsurance subsidiaries combined statutory net loss.  (154.2)  (330.2)  (413.3)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ 106.3  $(575.9) $ (88.2)
                                                                   =======  =======  =======

                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2009      2008
           ---------------------                   --------  --------
           Combined statutory capital and surplus. $1,983.0  $1,971.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,724.9 million and $1,313.5 million as of December 31, 2009 and 2008, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI and River Lake VII, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2009 and 2008, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We allocate net investment gains (losses) from Corporate and Other activities to our Protection and Retirement Income segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   919.9  $   148.2  $    0.4   $ 1,068.5
Net investment income......................................     522.0      245.8     180.5       948.3
Net investment gains (losses)..............................    (424.9)    (154.1)   (357.7)     (936.7)
Policy fees and other income...............................     345.1      167.7      94.9       607.7
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,362.1      407.6     (81.9)    1,687.8
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     773.4      365.2       0.2     1,138.8
Interest credited..........................................     219.2       77.1     154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2       85.7      21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4      124.2       3.4       244.0
Interest expense...........................................     168.1         --        --       168.1
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,440.3      652.2     179.3     2,271.8
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)    (244.6)   (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)     (91.8)    (94.0)     (212.3)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)    (152.8)   (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --     (37.6)      (37.6)
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $   (51.7) $  (152.8) $ (204.8)  $  (409.3)
                                                            =========  =========  ========   =========

Total assets............................................... $14,926.2  $21,357.2  $5,087.4   $41,370.8
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2007:

                                                                        Retirement Corporate
(Amounts in millions)                                        Protection   Income   and Other Consolidated
---------------------                                        ---------- ---------- --------- ------------
Premiums....................................................  $  891.5    $171.3    $  0.4     $1,063.2
Net investment income.......................................     609.3     305.9     274.7      1,189.9
Net investment gains (losses)...............................     (26.6)    (30.1)    (34.4)       (91.1)
Policy fees and other income................................     346.6     144.5       0.2        491.3
                                                              --------    ------    ------     --------
   Total revenues...........................................   1,820.8     591.6     240.9      2,653.3
                                                              --------    ------    ------     --------
Benefits and other changes in policy reserves...............     780.5     324.8       0.1      1,105.4
Interest credited...........................................     217.4      90.9     233.0        541.3
Acquisition and operating expenses, net of deferrals........     145.6      75.6      23.0        244.2
Amortization of deferred acquisition costs and intangibles..     106.8      43.3       1.3        151.4
Interest expense............................................     204.6        --       0.5        205.1
                                                              --------    ------    ------     --------
   Total benefits and expenses..............................   1,454.9     534.6     257.9      2,247.4
                                                              --------    ------    ------     --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     365.9      57.0     (17.0)       405.9
Provision (benefit) for income taxes........................     125.7     (18.9)     (5.5)       101.3
                                                              --------    ------    ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.2      75.9     (11.5)       304.6
                                                              --------    ------    ------     --------
Equity in net income of unconsolidated subsidiary...........        --        --      19.1         19.1
                                                              --------    ------    ------     --------
Net income..................................................  $  240.2    $ 75.9    $  7.6     $  323.7
                                                              ========    ======    ======     ========

(19) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2009, we were committed to fund $63.0 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake V, a direct subsidiary, and a third-party bank that served as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit issued by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2009.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $274.1 million as of December 31, 2009.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY as of or for the years ended December 31:

                                        Years ended December 31,
                                        ----------------------
                 (Amounts in millions)   2009      2008    2007
                 ---------------------  ------   -------  ------
                 Net investment income. $298.4   $ 314.1  $301.4
                 Total revenues........ $411.1   $ 325.0  $511.3
                 Net income (loss)..... $ 12.8   $(108.9) $ 54.4

                                             As of December 31,
                                             -----------------
                 (Amounts in millions)         2009      2008
                 ---------------------       --------  --------
                 Total assets............... $9,686.7  $9,128.0
                 Total liabilities.......... $8,581.1  $8,493.1
                 Total stockholders' equity. $1,105.6  $  634.9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of April 13, 2010, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

                                  Schedule I

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2009, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   649.7 $   654.5  $   654.5
       Government--non-U.S...........................     148.9     154.6      154.6
       Public utilities..............................     747.3     758.1      758.1
       All other corporate bonds.....................  10,535.9   9,430.5    9,430.5
                                                      --------- ---------  ---------
          Total fixed maturity securities............  12,081.8  10,997.7   10,997.7
Equity securities....................................      90.5     101.3      101.3
Commercial mortgage loans............................   2,363.3     xxxxx    2,363.3
Policy loans.........................................     515.7     xxxxx      515.7
Other invested assets/(1)/...........................   2,261.1     xxxxx    2,226.0
                                                      --------- ---------  ---------
          Total investments.......................... $17,312.4     xxxxx  $16,204.0
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.

   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                      Supplemental Insurance Information
                             (Amounts in millions)

                         Deferred                 Policyholder  Liability for
                        Acquisition Future Policy   Account      Policy and    Unearned
Segment                    Costs      Benefits      Balances   Contract Claims Premiums
-------                 ----------- ------------- ------------ --------------- --------
December 31, 2009
   Protection..........  $2,698.2     $2,430.5     $ 4,901.6       $283.1       $17.2
   Retirement Income...     477.6      7,454.6       3,822.4         11.8          --
   Corporate and Other.       4.3           --       2,638.5           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,180.1     $9,885.1     $11,362.5       $294.9       $17.2
                         ========     ========     =========       ======       =====
December 31, 2008
   Protection..........  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income...     611.7      7,606.6       4,823.1         16.1          --
   Corporate and Other.       8.0           --       4,328.4           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                         ========     ========     =========       ======       =====

                                                Interest                   Amortization
                                              Credited and    Acquisition  of Deferred
                                    Net       Benefits and   and Operating Acquisition
                        Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                 Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                 -------- ---------- ---------------- ------------- ------------ --------
December 31, 2009
   Protection.......... $  933.0  $  371.7      $1,021.0        $160.9        $102.9    $  912.0
   Retirement Income...     49.1     216.6         300.9          75.5         134.3        49.1
   Corporate and Other.      0.3      56.4          50.5          10.6           3.8         0.3
                        --------  --------      --------        ------        ------    --------
       Total........... $  982.4  $  644.7      $1,372.4        $247.0        $241.0    $  961.4
                        ========  ========      ========        ======        ======    ========
December 31, 2008
   Protection.......... $  919.9  $  522.0      $  992.6        $163.2        $116.4    $  908.2
   Retirement Income...    148.2     245.8         442.3          85.7         124.2       148.2
   Corporate and Other.      0.4     180.5         154.6          21.3           3.4         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                        ========  ========      ========        ======        ======    ========
December 31, 2007
   Protection.......... $  891.5  $  609.3      $  997.9        $145.6        $106.8    $  868.8
   Retirement Income...    171.3     305.9         415.7          75.6          43.3       171.2
   Corporate and Other.      0.4     274.7         233.1          23.0           1.3         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                        ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 30, 2002 with Post-Effective Amendment
              No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)       Form of contract.

 (4)(a)(i)    Contract Form P1152. Previously filed on December 18, 1998 with
              Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-62695.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.

 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
               filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (4)(b)(xx) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to
               Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (4)(b)(xxi) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (5)           Form of Application. Previously filed on April 7, 2006 with
               Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (7)           Reinsurance Agreement. Previously filed on April 30, 2004 with Post
               Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
               Account 4, Registration No. 333-62695.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(a)(i)     First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of Virginia.
               Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(c)        Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)        Fund Participation Agreement between Genworth Life and Annuity
               Insurance Company and Federated Insurance Series. Previously filed on
               April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.

 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x) Fund Participation Agreement between Genworth Life and Annuity
        Insurance Company and The Universal Institutional Funds, Inc.
        Previously filed on April 23, 2007 with Post-Effective Amendment No.
        23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-62695.

 (8)(y) Fund Participation Agreement between Genworth Life and Annuity
        Insurance Company, Genworth Variable Insurance Trust and Genworth
        Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 29 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-62695.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 9,704 owners of Qualified Contracts and 12,064 owners of Non-Qualified Contracts as of March 10, 2010.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.0%    $64.1 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2010.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                        TITLE                   DATE
              ----                       -----                   ----

    /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      April 26, 2010
    ------------------------   President and Chief
       PAMELA S. SCHUTZ        Executive Officer

    /s/  RONALD P. JOELSON*  Director, Senior Vice          April 26, 2010
    ------------------------   President and Chief
       RONALD P. JOELSON       Investment Officer

      /s/  PAUL A. HALEY*    Director, Senior Vice          April 26, 2010
    ------------------------   President and Chief Actuary
         PAUL A. HALEY

      /S/  LEON E. RODAY*    Director and Senior Vice       April 26, 2010
    ------------------------   President
         LEON E. RODAY

    /S/  GEOFFREY S. STIFF*  Director and Senior Vice       April 26, 2010
    ------------------------   President
       GEOFFREY S. STIFF

      /S/  KELLY L. GROH*    Senior Vice President and      April 26, 2010
    ------------------------   Chief Financial Officer
         KELLY L. GROH

     /S/  JAC J. AMERELL*    Vice President and Controller  April 26, 2010
    ------------------------
        JAC J. AMERELL



*By:    /S/  MICHAEL P.    , pursuant to Power of Attorney     April 26, 2010
           COGSWELL          executed on December 16, 2009.
      -------------------
      MICHAEL P. COGSWELL